UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – April 30, 2012

Item 1: Reports to Shareholders

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)
As of April 30, 2012

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents
Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	25
Intermediate-Term Tax-Exempt Fund	55
Long-Term Tax-Exempt Fund	110
High-Yield Tax-Exempt Fund	127
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
Alabama (1.3%)
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12		4,000	4,000
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12		3,500	3,500
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12		21,510	22,111
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13		7,500	7,852
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13		11,760	12,312
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/14		8,000	8,726
1	Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.300%	5/7/12		12,360	12,360
1	Alabama Special Care Facilities Financing Authority Birmingham Revenue
	(Ascension Health Credit Group) TOB VRDO	0.250%	5/7/12		6,975	6,975
	Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
	(Powersouth Energy Cooperative Projects) PUT	0.950%	5/15/12		18,500	18,502
	Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
	(Powersouth Energy Cooperative Projects) PUT	0.950%	6/1/12		9,200	9,200
	Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
	(Powersouth Energy Cooperative Projects) PUT	0.600%	8/1/12		5,925	5,925
	Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/13		1,715	1,762
	Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/14		4,155	4,381
	Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/15		1,615	1,745
1,2	University of Alabama at Birmingham Highlands Health Care Authority Health System Revenue	1.000%	10/1/12		23,000	23,000
						142,351
Alaska (1.0%)
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.240%	5/7/12		76,870	76,870
	Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/15		3,000	3,348
	Anchorage AK GO	5.500%	7/1/12	(Prere.)	5,680	5,731
	Matanuska-Susitna Borough AK GO	4.000%	3/1/15		1,000	1,097
	Matanuska-Susitna Borough AK GO	5.000%	3/1/18		3,775	4,563
	North Slope Borough AK GO	5.000%	6/30/12		1,750	1,764
	North Slope Borough AK GO	5.000%	6/30/13		1,500	1,582
	Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		2,000	2,257
	Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		10,000	11,287
						108,499
Arizona (1.2%)
	Arizona COP	5.000%	10/1/12	(4)	1,000	1,019
	Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/16		5,000	5,655
1	Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.270%	5/7/12		8,840	8,840
	Arizona School Facilities Board COP	5.000%	9/1/14	(14)	5,975	6,462
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/12		5,000	5,040
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13		5,000	5,275

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.250%	5/7/12		7,260	7,260
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/13		1,105	1,179
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) PUT	5.000%	7/2/12		3,200	3,224
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	4.000%	7/1/12		4,985	5,016
1 Mesa AZ Utility System Revenue TOB VRDO	0.260%	5/7/12	(4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.260%	5/7/12	(4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.350%	5/7/12		8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.400%	5/7/12		4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.250%	5/7/12		4,500	4,500
Pima County AZ Sewer Revenue	4.000%	7/1/14		1,500	1,603
Pima County AZ Sewer Revenue	5.000%	7/1/15		1,250	1,404
Pima County AZ Sewer Revenue	5.000%	7/1/16		2,000	2,302
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.250%	5/7/12		1,750	1,750
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.250%	5/7/12		15,910	15,910
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	3.000%	10/1/13		780	804
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	4.000%	10/1/14		1,175	1,257
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/15		1,750	1,962
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/16		2,120	2,416
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.650%	6/1/12		25,000	25,000
					136,618
California (10.0%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Valley Christian Schools) VRDO	0.300%	5/7/12	LOC	21,600	21,600
California Department of Water Resources Power Supply Revenue	3.000%	5/1/12		6,535	6,535
California Department of Water Resources Power Supply Revenue	4.000%	5/1/12		2,000	2,000
California Department of Water Resources Power Supply Revenue	5.000%	5/1/12		22,130	22,133
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12	(Prere.)	35,000	35,356
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14		15,000	16,365
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15		13,750	15,560
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		14,500	16,891
California Economic Recovery Bonds GO	5.250%	7/1/13	(14)	1,025	1,083
California Economic Recovery Bonds GO	5.250%	7/1/13	(ETM)	975	1,032
California Economic Recovery Bonds GO	5.250%	7/1/13		2,500	2,640
California Economic Recovery Bonds GO	5.250%	7/1/14	(14)	10,700	11,778
California GO	5.000%	3/1/13		2,500	2,599
California GO	5.000%	4/1/13		2,205	2,301
California GO	5.000%	6/1/13		2,025	2,128
California GO	4.000%	11/1/14		2,650	2,869
California GO	5.000%	11/1/15		1,600	1,819
California GO	5.000%	9/1/16		8,000	9,282
California GO	5.000%	9/1/16		1,465	1,700
California GO	5.000%	10/1/16		12,070	14,035
California GO	5.000%	9/1/17		4,250	5,016
California GO	5.000%	10/1/17		35,000	41,373
California GO	5.000%	4/1/18		30,385	35,962
1 California GO TOB VRDO	0.400%	5/7/12	(4)	15,925	15,925
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12		15,240	15,357
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12		12,000	12,092
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14		17,670	19,323
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	3.000%	8/15/13		2,000	2,058
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14		1,500	1,608
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15		2,000	2,259
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16		3,000	3,448
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/14		900	976
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/15		940	1,067
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/16		1,500	1,739
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17		1,000	1,183
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14		15,300	16,649
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.250%	5/7/12		22,685	22,685
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.250%	5/7/12		20,885	20,885
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14		2,500	2,676
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13		20,550	20,965
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.750%	4/1/14		34,200	34,200
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/13		2,000	2,042

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/13		1,160	1,184
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/14		1,845	1,960
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15		2,120	2,297
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14		4,000	4,165
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/12		5,000	5,020
California Public Works Board Lease Revenue (Department of Corrections)	2.000%	10/1/12		4,790	4,823
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17		8,205	9,399
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18		2,500	2,878
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16		1,500	1,717
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/14		8,375	8,973
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/14		4,000	4,392
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/15		3,000	3,261
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/16		3,415	3,854
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16		3,070	3,372
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17		2,385	2,726
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18		1,000	1,149
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.440%	5/4/12	(4)	20,725	20,725
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.480%	5/4/12	(4)	16,575	16,575
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/13		5,000	5,206
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14		10,000	10,828
3 California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17		5,000	5,784
3 California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17		5,285	6,122
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13		74,000	77,756
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital) VRDO	0.230%	5/7/12	LOC	2,900	2,900
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	4.000%	7/1/12		650	654
1 Desert CA Community College District GO TOB VRDO	0.250%	5/7/12		14,340	14,340
1 East Bay CA Municipal Utility District Waste Water System Revenue TOB VRDO	0.250%	5/7/12		10,475	10,475
Eastern California Municipal Water District Water & Sewer Revenue VRDO	0.220%	5/7/12		15,850	15,850
Fontana CA Unified School District BAN	4.000%	12/1/12		20,000	20,413
Fresno County CA TRAN	3.000%	6/29/12		10,000	10,047
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	44,730	47,196
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	11,500	12,134
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	5,000	5,282
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	15,485	16,105
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13	(Prere.)	3,000	3,204
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	19,490	20,839
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.310%	5/7/12		18,455	18,455
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.320%	5/7/12		15,295	15,295
Los Angeles CA Department of Water & Power Revenue VRDO	0.220%	5/1/12		13,500	13,500
3 Los Angeles CA GO	5.000%	9/1/18		22,900	27,855
Los Angeles CA Unified School District GO	4.000%	7/1/14		13,000	13,972
1 Los Angeles CA Unified School District GO TOB VRDO	0.250%	5/7/12		6,700	6,700
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/12		5,500	5,545
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/14		6,000	6,608
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15		10,850	12,170
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16		3,450	3,933
2 Metropolitan Water District of Southern California Revenue PUT	0.400%	6/1/13		11,250	11,250
2 Metropolitan Water District of Southern California Revenue PUT	0.400%	6/1/13		5,750	5,752
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14		1,000	1,090
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15		1,000	1,124
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16		3,100	3,563
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/13		2,500	2,590
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/14		1,000	1,065
Orange County CA Airport Revenue	3.000%	7/1/13		1,670	1,717
1 Peralta CA Community College District Revenue TOB VRDO	0.250%	5/7/12	(4)	7,715	7,715
1 Peralta CA Community College District Revenue TOB VRDO	0.400%	5/7/12	(4)	15,000	15,000
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/12		500	504
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/14		600	653
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13		6,000	6,276
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/14		3,205	3,441
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15		2,965	3,249
San Bernardino County CA Transportation Authority Sales Tax RAN	5.000%	5/1/12	(ETM)	15,000	15,002
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/14		6,000	6,558
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	(4)	5,000	5,625
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15		4,435	4,983

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16		21,100	24,368
San Francisco CA City & County International Airport Revenue PUT	2.250%	12/4/12		29,755	30,083
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/13	(14)	1,000	1,024
1 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.260%	5/7/12	(13)	5,000	5,000
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13		2,375	2,427
					1,136,891
Colorado (2.6%)
Broomfield CO City & County COP	5.000%	12/1/15		5,790	6,567
Colorado Department of Transportation RAN	5.250%	6/15/12	(14)	21,350	21,484
Colorado Education Loan Program Revenue TOB VRDO	0.250%	5/1/12		3,000	3,000
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	2.000%	2/1/13		18,250	18,492
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/13		4,460	4,707
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/8/12		4,375	4,483
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13		12,000	12,811
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13	(Prere.)	1,010	1,086
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13		7,490	8,032
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.270%	5/7/12		10,000	10,000
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13		1,605	1,653
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13		5,165	5,318
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14		3,510	3,749
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14		8,615	9,202
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15		1,945	2,149
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15		3,500	3,867
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.240%	5/7/12		19,850	19,850
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.240%	5/7/12		9,800	9,800
Denver CO City & County Airport Revenue	0.485%	5/2/12	(12)	16,075	16,075
Denver CO City & County Airport Revenue	0.460%	5/3/12	(12)	12,700	12,700
Denver CO City & County Airport Revenue	0.470%	5/4/12	(12)	15,475	15,475
Denver CO City & County Airport Revenue	0.470%	5/8/12	(12)	18,625	18,625
Denver CO City & County Airport Revenue	6.000%	11/15/13	(14)	5,000	5,407
2 E-470 Public Highway Authority Colorado Revenue PUT	2.970%	9/1/14		17,065	17,070
1 Jefferson County CO School District GO TOB VRDO	0.250%	5/7/12		13,660	13,660
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.240%	5/7/12	LOC	9,000	9,000
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/14		3,230	3,566
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/15		1,680	1,916
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/16		1,250	1,464
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18		1,695	2,053
Regional Transportation District of Colorado COP	3.000%	6/1/12		1,000	1,002
Regional Transportation District of Colorado COP	5.000%	6/1/14		1,500	1,616
Regional Transportation District of Colorado COP	5.000%	6/1/15		2,330	2,586
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/13		4,305	4,609
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/14		5,000	5,563
1 University of Colorado Enterprise System Revenue TOB VRDO	0.750%	5/7/12	LOC	7,920	7,920
University of Colorado Hospital Authority Revenue VRDO	0.270%	5/7/12	LOC	4,870	4,870
					291,427
Connecticut (1.6%)
Connecticut GO	5.375%	11/15/12	(Prere.)	7,985	8,206
Connecticut GO	5.000%	12/1/14	(14)	4,610	5,050
Connecticut GO	5.000%	3/1/15	(14)	3,000	3,237
2 Connecticut GO	0.650%	4/15/15		5,100	5,100
2 Connecticut GO	0.750%	5/15/15		35,400	35,401
Connecticut GO	5.000%	12/1/15	(14)	28,150	30,668
2 Connecticut GO	0.780%	4/15/16		5,000	5,000
2 Connecticut GO	0.900%	5/15/16		20,000	20,000
2 Connecticut GO	0.900%	5/15/16		8,300	8,300
2 Connecticut GO	0.930%	4/15/17		4,000	4,000
2 Connecticut GO PUT	1.600%	3/1/18		17,500	17,712
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/12		1,235	1,241
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/13		1,915	2,013
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/14		2,050	2,221
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13		7,610	7,831
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15		20,810	23,336
					179,316
Delaware (0.2%)
Delaware GO	5.000%	10/1/12		9,445	9,636
University of Delaware Revenue PUT	0.850%	6/4/13		12,000	12,082
					21,718

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
District of Columbia (0.7%)
1 District of Columbia GO TOB VRDO	0.350%	5/7/12	(4)	20,900	20,900
2 District of Columbia Income Tax Revenue	0.550%	12/1/13		15,000	15,000
2 District of Columbia Income Tax Revenue	0.600%	12/1/13		10,665	10,665
District of Columbia Revenue (Georgetown University)	5.000%	4/1/13		5,000	5,189
District of Columbia Revenue (Georgetown University)	5.000%	4/1/14		2,000	2,146
District of Columbia Revenue (Medlantic/Helix) VRDO	0.260%	5/7/12	LOC	14,000	14,000
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.730%	6/1/15		7,390	7,391
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.830%	6/1/16		6,000	6,001
					81,292
Florida (8.7%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/13		4,200	4,415
3 Broward County FL School Board COP	4.000%	7/1/14		1,300	1,386
3 Broward County FL School Board COP	4.000%	7/1/15		1,000	1,085
3 Broward County FL School Board COP	5.000%	7/1/16		2,000	2,278
3 Broward County FL School Board COP	5.000%	7/1/17		5,000	5,792
3 Broward County FL School Board COP	5.000%	7/1/18		4,415	5,152
2 Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	2.000%	6/1/13		37,000	37,179
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14		20,000	21,788
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		30,000	33,201
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		15,000	16,600
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		16,545	18,487
1 Collier County FL School Board COP TOB VRDO	0.240%	5/7/12		21,305	21,305
Escambia County FL Health Facilities Authority Revenue (Ascension Health Credit Group)	5.250%	11/15/13		5,350	5,756
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.750%	6/15/12		5,600	5,609
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15		3,750	3,764
Florida Board of Education Lottery Revenue	5.000%	7/1/15		12,045	13,684
Florida Board of Education Lottery Revenue	5.000%	7/1/16		11,655	13,622
Florida Board of Education Lottery Revenue	5.000%	7/1/16		16,710	19,530
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/12		1,945	1,951
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12		4,500	4,519
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12		4,020	4,037
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12		16,195	16,262
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13		8,820	9,273
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13		9,580	10,072
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14		9,235	10,116
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14		5,065	5,548
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	(4)	11,315	11,991
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		7,250	7,672
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		5,540	6,290
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/12		5,545	5,590
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12		31,580	31,851
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13		34,040	35,840
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14		14,605	15,973
Florida Department of Management Services COP	5.000%	8/1/12		8,850	8,950
Florida Department of Management Services COP	5.000%	8/1/13		6,595	6,931
Florida Department of Transportation GO	5.000%	7/1/12		6,940	6,996
Florida Department of Transportation GO	5.000%	7/1/13		9,605	10,135
3 Florida Department of Transportation GO	5.000%	7/1/16		9,405	11,034
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13		10,000	10,520
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15		20,495	22,852
Florida Turnpike Authority Revenue	5.000%	7/1/13		3,825	4,031
Florida Turnpike Authority Revenue	5.000%	7/1/13	(4)	4,780	5,037
Florida Turnpike Authority Revenue	5.000%	7/1/15	(4)	10,000	10,617
Gainesville FL Utility System Revenue VRDO	0.380%	5/1/12		28,865	28,865
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/13		1,000	1,068
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14		2,000	2,213
1 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.260%	5/7/12		15,730	15,730
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/12		2,250	2,292
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/12	(4)	5,670	5,789
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/13		2,000	2,115
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/13	(4)	3,000	3,195
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15	(4)	2,000	2,287
Hillsborough County FL School Board COP	5.000%	7/1/14		2,110	2,285
Hillsborough County FL School Board COP	5.000%	7/1/15		1,170	1,303
Jacksonville FL Capital Project Revenue VRDO	0.320%	5/7/12	LOC	31,200	31,200
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/12		12,000	12,240
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/14		4,000	4,387

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.260%	5/7/12		12,725	12,725
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.250%	5/7/12		21,485	21,485
Jacksonville FL Excise Taxes Revenue	4.000%	10/1/12		1,000	1,015
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14		1,000	1,098
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/13		1,000	1,047
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/14		1,250	1,342
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/14	(4)	1,750	1,929
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/15		2,000	2,191
Lake County FL School Board COP	5.250%	6/1/14	(2)	2,945	3,196
Lakeland FL Hospital System Revenue (Lakeland Regional Health)	3.000%	11/15/12		500	506
3 Lee County FL School Board COP	5.000%	8/1/17		4,000	4,661
3 Lee County FL School Board COP	5.000%	8/1/18		3,530	4,167
Manatee County FL School District Sales Tax Revenue TOB VRDO	0.250%	5/1/12		14,000	14,000
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.250%	5/7/12		26,340	26,340
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.250%	5/7/12		9,995	9,995
1 Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.410%	5/7/12		10,140	10,140
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	2.250%	11/3/14		6,250	6,336
Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	4,000	4,045
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14		8,500	9,053
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.310%	5/7/12	(4)	32,570	32,570
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14		2,000	2,155
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/13		335	342
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/14		500	525
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/15		500	537
3 Orange County FL School Board COP	5.000%	8/1/13		700	740
3 Orange County FL School Board COP	5.000%	8/1/14		4,000	4,391
3 Orange County FL School Board COP	5.000%	8/1/15		2,700	3,044
Orange County FL Tourist Development Revenue	5.000%	10/1/12		7,335	7,471
Orange County FL Tourist Development Revenue	5.000%	10/1/13		7,705	8,146
Orange County FL Tourist Development Revenue	5.000%	10/1/14		8,710	9,488
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/12	(2)	5,000	5,040
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.250%	5/7/12	LOC	26,000	26,000
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.260%	5/7/12	LOC	27,775	27,775
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/12		1,750	1,785
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13		2,500	2,663
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13		2,500	2,663
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14		3,075	3,401
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14		4,000	4,425
Palm Beach County FL School Board COP PUT	5.000%	8/1/16		6,000	6,750
South Broward FL Hospital District Revenue	5.625%	5/1/12	(Prere.)	4,640	4,687
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13	(Prere.)	7,755	8,045
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.750%	2/1/13	(Prere.)	5,000	5,206
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.260%	5/7/12		7,500	7,500
1 South Miami FL Health Facilities Authority Hospital Revenue (
Baptist Health South Florida Obligated Group) TOB VRDO	0.350%	5/7/12		8,850	8,850
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.350%	5/7/12		20,595	20,595
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/13		9,405	9,885
Tallahassee FL Energy System Revenue	5.250%	10/1/15	(4)	5,240	5,978
1 Tallahassee FL Energy System Revenue TOB VRDO	0.290%	5/7/12		11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16		5,500	6,483
					993,351
Georgia (1.9%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/15		2,440	2,697
Atlanta GA Airport Revenue	4.000%	1/1/13		5,000	5,121
Atlanta GA Airport Revenue	4.000%	1/1/15		500	541
3 Atlanta GA Airport Revenue	5.000%	1/1/16		1,000	1,141
Atlanta GA Airport Revenue	5.000%	1/1/16		6,500	7,419
3 Atlanta GA Airport Revenue	5.000%	1/1/18		500	592
1 Atlanta GA Airport Revenue TOB VRDO	0.400%	5/7/12	(4)	11,170	11,170
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.250%	5/7/12	LOC	14,750	14,750
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12		3,000	3,055
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13		3,500	3,728
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13		2,250	2,284

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14		4,500	4,527
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14		5,500	5,533
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15		5,500	5,529
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15		8,500	8,503
Dalton County GA Development Authority Revenue (Hamilton Health Care System) VRDO	0.310%	5/7/12	LOC	5,445	5,445
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15		1,000	1,103
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17		1,000	1,187
Georgia GO	5.000%	5/1/12	(Prere.)	5,125	5,126
Georgia GO	5.000%	9/1/14		4,000	4,430
Georgia GO	4.750%	11/1/15		8,035	9,206
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13		14,225	14,948
Gwinnett County GA Water & Sewer Authority Revenue	4.000%	8/1/12		10,020	10,117
Henry County GA School District GO	3.000%	12/1/13		1,500	1,564
Henry County GA School District GO	4.000%	12/1/14		2,500	2,726
Henry County GA School District GO	4.000%	12/1/15		4,000	4,474
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13		7,500	7,716
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13		10,995	11,476
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15		6,715	7,340
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15		13,000	13,819
Monroe County GA Development Authority Pollution Control Revenue
(Gulf Power Co. Plant Scherer Project) PUT	2.125%	6/4/13		5,000	5,037
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) PUT	2.500%	3/1/13		7,500	7,591
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	3.000%	11/1/13		10,440	10,828
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16		1,000	1,164
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17		1,700	2,011
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15		2,000	2,216
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16		3,000	3,411
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.000%	1/1/13		1,330	1,364
					210,889
Hawaii (0.5%)
Hawaii GO	3.000%	12/1/13		6,000	6,256
Hawaii GO	5.000%	12/1/13		10,000	10,742
Hawaii GO	5.000%	6/1/14	(ETM)	1,045	1,146
Hawaii GO	5.000%	6/1/14		1,195	1,309
Hawaii GO	5.000%	2/1/15		3,600	4,042
Hawaii GO	5.000%	2/1/16		4,000	4,633
Hawaii GO	5.000%	7/1/16	(2)	21,765	24,657
Honolulu HI City & County GO	5.250%	7/1/12	(ETM)	4,950	4,992
Honolulu HI City & County GO	5.000%	7/1/15	(14)	4,000	4,558
					62,335
Idaho (0.4%)
Idaho Housing & Finance Association RAN	5.000%	7/15/12		6,675	6,740
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15		31,375	35,580
					42,320
Illinois (4.3%)
Chicago IL Board of Education GO	5.000%	12/1/15		2,000	2,280
Chicago IL Board of Education GO	5.000%	12/1/16		2,855	3,323
1 Chicago IL Board of Education GO TOB VRDO	0.350%	5/7/12	(4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15	(4)	2,715	3,006
Chicago IL GO	6.250%	1/1/15	(2)	2,500	2,827
1 Chicago IL GO TOB VRDO	0.250%	5/7/12		9,995	9,995
1 Chicago IL GO TOB VRDO	0.350%	5/7/12		10,015	10,015
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15		10,925	11,859
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/15		1,000	1,082
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16		3,000	3,413
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.400%	5/7/12	(4)	7,000	7,000
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.400%	5/7/12	(4)	7,495	7,495
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.400%	5/7/12	(12)	27,185	27,185
1 Chicago IL Park District GO TOB VRDO	0.250%	5/7/12		19,595	19,595
1 Chicago IL Water Revenue TOB VRDO	0.270%	5/7/12		7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.270%	5/7/12		7,745	7,745
Du Page & Cook Counties IL Community Consolidated School District GO	5.250%	12/1/12	(Prere.)	3,750	3,861
Illinois Development Finance Authority Revenue (St. Vincent De Paul Center) PUT	1.400%	2/28/13		11,650	11,755
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.125%	2/14/13		8,325	8,377
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14		5,000	5,241

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement Fund)	6.250%	5/1/12	(Prere.)	4,000	4,041
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15		2,500	2,566
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.400%	2/1/13		11,180	11,280
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19		5,450	5,450
3 Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/15		7,000	7,854
3 Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17		2,500	2,921
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16		2,220	2,445
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.260%	5/7/12	LOC	9,000	9,000
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/12		4,630	4,693
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/13		3,250	3,430
Illinois Finance Authority Revenue (Northwestern University) PUT	1.200%	3/1/13		10,000	10,077
Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	0.590%	5/7/12	(4)	30,510	30,510
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.450%	5/7/12	(4)	19,300	19,300
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.450%	5/7/12	(4)	17,690	17,690
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/12		1,840	1,840
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/14		1,305	1,378
Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15		2,555	2,773
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,206
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16		1,865	1,991
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15		1,500	1,681
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/15		500	572
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/16		580	683
Illinois GO	5.000%	1/1/16		25,160	27,826
1 Illinois GO TOB VRDO	0.250%	5/7/12	LOC	17,000	17,000
1 Illinois GO TOB VRDO	0.750%	5/7/12		3,750	3,750
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14		4,450	4,747
Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.240%	5/7/12		35,265	35,265
Illinois Regional Transportation Authority Revenue PUT	0.700%	6/1/12		31,300	31,300
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.260%	5/7/12		8,335	8,335
Illinois Sales Tax Revenue	5.500%	6/15/15	(3)	1,500	1,719
Illinois Sales Tax Revenue	5.000%	6/15/16		10,000	11,619
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.250%	5/7/12		7,835	7,835
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/12		8,000	8,024
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/13		8,130	8,400
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14		10,000	10,765
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15		5,000	5,507
					488,542
Indiana (2.0%)
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/12		3,415	3,441
Indiana Finance Authority Facilities Revenue (Pendleton Juvenile Correctional Facility)	5.000%	7/1/12		1,495	1,506
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/12		1,700	1,737
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14		1,415	1,551
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	3/1/13		2,000	2,039
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	3/1/14		2,250	2,334
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	3/1/15		1,500	1,615
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/16		4,560	5,129
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17		4,350	4,969
Indiana Finance Authority Lease Revenue	5.000%	11/1/12		12,130	12,402
Indiana Finance Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12		24,705	24,715
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.350%	5/7/12		9,975	9,975
Indiana Finance Authority Revenue (Marion General Hospital) VRDO	0.250%	5/7/12	LOC	11,200	11,200
Indiana Finance Authority Water Utility Revenue (Citizens Energy Project)	3.000%	10/1/14		5,000	5,230
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.250%	5/1/12		10,790	10,790
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13		2,000	2,092
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	8/1/13		7,605	8,038
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	8/1/14		15,000	15,221
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.700%	9/1/14		10,000	10,212
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15		15,305	17,236
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16		2,700	3,117
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17		9,000	9,052
Indiana Municipal Power Agency Revenue	5.000%	1/1/16		800	907
Indiana Municipal Power Agency Revenue	5.000%	1/1/17		1,250	1,450
1 Indiana Transportation Finance Authority Highway Revenue TOB VRDO	0.250%	5/7/12		8,975	8,975
Indianapolis IN Gas Utility Revenue	5.000%	6/1/12		8,870	8,903
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/13		1,000	1,055

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Purdue University Indiana University Student Fee Revenue	4.000%	7/1/14		2,085	2,247
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14		35,500	37,004
					224,142
Iowa (0.2%)
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/13	(12)	3,265	3,375
Iowa Finance Authority Health Facilities Revenue (Iowa Health System) PUT	5.000%	8/15/12		9,500	9,625
Iowa Finance Authority Health Facilities Revenue (Iowa Health System) VRDO	0.310%	5/1/12	LOC	4,400	4,400
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	4.000%	7/1/12		1,860	1,871
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/12		1,700	1,748
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15		1,400	1,617
Polk County IA GO	3.000%	6/1/12		510	511
					23,147
Kansas (0.2%)
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.000%	11/15/13		1,000	1,052
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/14		2,500	2,735
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14		5,150	5,487
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/12		1,000	1,022
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/13		225	236
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/13		2,000	2,126
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/14		200	215
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14		2,060	2,266
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14		2,000	2,200
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/15		355	391
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16		750	857
					18,587
Kentucky (0.4%)
Kentucky Property & Building Commission Revenue	5.000%	8/1/15		3,675	4,160
Kentucky Property & Building Commission Revenue	5.000%	11/1/15		4,000	4,563
Kentucky Property & Building Commission Revenue	5.000%	8/1/16	(4)	5,000	5,620
Kentucky Property & Building Commission Revenue	5.000%	10/1/16	(2)	3,850	4,496
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/12		4,335	4,370
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/13		3,730	3,932
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17		2,500	2,974
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18		1,750	2,099
1 Louisville & Jefferson County KY Metropolitan Sewer District Sewer &
Drainage System Revenue TOB VRDO	0.260%	5/7/12	(13)	10,715	10,715
					42,929
Louisiana (1.6%)
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.000%	6/1/13		26,300	26,328
1 Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.250%	5/7/12		6,490	6,490
Louisiana GO	0.969%	5/1/12		37,250	37,312
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	4.000%	10/1/12		2,000	2,028
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	3/1/14		2,900	3,124
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/14		1,350	1,463
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15		1,500	1,674
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.600%	10/1/12		4,000	4,013
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13		5,000	5,048
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14		3,500	3,561
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15		5,000	5,053
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.400%	5/7/12	(4)	3,330	3,330
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/12	(4)	6,000	6,044
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/13	(4)	6,000	6,278
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/14	(4)	9,785	10,517
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15		2,250	2,311
Orleans Parish LA GO	4.000%	9/1/12	(4)	1,500	1,516
Orleans Parish LA GO	4.000%	9/1/13	(4)	2,500	2,597
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.270%	5/7/12	LOC	35,740	35,740
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.270%	5/7/12	LOC	22,500	22,500
					186,927
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.250%	5/7/12	LOC	5,500	5,500
1 Maine Turnpike Authority Turnpike Revenue TOB VRDO	0.330%	5/7/12		10,000	10,000
					15,500

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Maryland (0.9%)
Baltimore County MD GO	4.000%	2/1/15		2,900	3,182
Maryland GO	5.000%	7/15/14		1,000	1,102
Maryland GO	5.000%	8/1/15		1,455	1,666
Maryland GO	5.000%	8/1/16		27,680	32,684
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18		1,000	1,212
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	3.000%	8/15/13		1,000	1,025
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/14		1,000	1,091
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/12		1,000	1,007
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	6.000%	7/1/12	(Prere.)	6,500	6,563
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.240%	5/7/12	LOC	14,500	14,500
Maryland Transportation Authority GAN	5.000%	3/1/14		7,480	8,130
Washington Suburban Sanitation District Maryland GO VRDO	0.320%	5/7/12		27,900	27,900
					100,062
Massachusetts (3.3%)
Boston MA GO	5.000%	2/1/18		7,965	9,731
3 Boston MA GO	5.000%	8/1/18		4,045	5,000
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.350%	5/1/12		25,560	25,560
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.600%	5/7/12		19,976	19,976
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/13		8,000	8,242
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14		5,000	5,263
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14		2,500	2,631
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16		20,000	20,416
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16		6,000	6,791
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	4.000%	1/1/13		1,400	1,422
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	5.000%	1/1/15		1,245	1,334
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.750%	7/1/14		14,350	14,371
2 Massachusetts GO	0.630%	2/1/13		20,630	20,630
2 Massachusetts GO	0.730%	2/1/14		15,000	15,000
2 Massachusetts GO	0.780%	2/1/14		15,250	15,258
2 Massachusetts GO	0.630%	9/1/14		19,550	19,550
Massachusetts GO	5.000%	1/1/15		4,000	4,481
2 Massachusetts GO	0.650%	2/1/15		7,500	7,500
2 Massachusetts GO	0.910%	2/1/15		8,300	8,306
2 Massachusetts GO	0.700%	9/1/15		20,000	20,000
Massachusetts GO	5.000%	10/1/15		2,980	3,426
1 Massachusetts GO TOB VRDO	0.250%	5/7/12		2,740	2,740
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.000%	11/1/14		8,400	8,486
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16		6,750	6,898
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.000%	7/1/12		3,000	3,023
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	4.000%	10/1/12		5,000	5,077
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/12		2,500	2,547
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14		5,000	5,166
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.700%	5/2/12	(4)	3,665	3,665
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.230%	5/7/12		29,635	29,635
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.330%	5/7/12		11,275	11,275
Massachusetts Special Obligation Revenue	4.000%	6/15/12		5,695	5,723
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15	(14)	6,000	6,897
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.250%	5/7/12		3,920	3,920
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.740%	5/7/12	(4)LOC	19,755	19,755
Massachusetts Water Resources Authority Revenue VRDO	0.240%	5/7/12		26,340	26,340
					376,035
Michigan (1.8%)
Detroit MI Sewer System Revenue	5.000%	7/1/13	(Prere.)	14,935	15,750
1 Detroit MI Water Supply System Revenue TOB VRDO	0.250%	5/7/12	(13)	7,500	7,500
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/13		1,000	1,060
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/14		1,000	1,093
Macomb County MI Revenue	5.875%	11/15/13	(Prere.)	9,590	10,409
Michigan Building Authority Revenue	3.000%	10/15/12		1,150	1,163
3 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17		6,800	8,091
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18		500	611
3 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18		6,500	7,864
3 Michigan Finance Authority Revenue (State Drinking Water Revolving Fund)	5.000%	10/1/17		2,500	2,975
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15		3,000	3,392
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/12		17,300	17,320
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12		4,735	4,848

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13		10,000	10,093
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.900%	3/16/15		16,000	15,969
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17		7,875	7,826
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/13		1,000	1,036
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/14		1,500	1,582
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	5/7/12	LOC	11,700	11,700
Michigan Hospital Finance Authority Revenue (Trinity Health)	4.000%	12/1/13		2,000	2,106
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.260%	5/7/12		8,885	8,885
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/12		1,910	1,949
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/12		3,065	3,127
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15		1,835	2,110
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15		3,185	3,661
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12		9,000	9,108
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16		10,000	10,180
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.250%	5/7/12	LOC	3,475	3,475
Oakland University of Michigan Revenue VRDO	0.250%	5/7/12	LOC	4,685	4,685
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15		2,500	2,723
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	4.000%	7/1/12		2,150	2,158
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13		2,250	2,320
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14		2,310	2,438
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15		2,215	2,383
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.450%	5/7/12	(4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15		9,600	10,536
Wayne State University Michigan Revenue	5.000%	11/15/12		1,500	1,535
Wayne State University Michigan Revenue	5.000%	11/15/13		1,540	1,632
					210,293
Minnesota (0.6%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16		1,500	1,647
Minnesota GO	4.000%	8/1/12		17,810	17,981
Minnesota GO	5.000%	10/1/15		8,250	9,492
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.240%	5/7/12		9,470	9,470
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/15		11,180	12,578
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16		11,535	13,381
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/12		1,000	1,000
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/13		1,000	1,042
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/14		1,000	1,080
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/12		5,000	5,039
					72,710
Mississippi (0.6%)
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/12		1,250	1,254
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/14		1,000	1,064
Mississippi Business Finance Corp. Revenue (Mississippi Power Co. Project) PUT	2.250%	1/15/13		6,000	6,040
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14		4,900	4,965
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.250%	11/3/14		5,750	5,829
Mississippi GO (Nissan Project) VRDO	0.280%	5/7/12		41,120	41,120
1 Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care) TOB VRDO	0.310%	5/7/12		11,600	11,600
					71,872
Missouri (1.3%)
Missouri GO	5.000%	10/1/15		2,500	2,878
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal - Presbyterian Hospital)	5.000%	12/1/13		1,000	1,063
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.300%	5/7/12	LOC	18,025	18,025
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.300%	5/7/12	LOC	18,550	18,550
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.300%	5/7/12	LOC	41,200	41,200
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12		16,050	16,050
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12		29,100	29,114
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13		15,500	15,825
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	4.000%	2/15/13		800	821
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	4.000%	2/15/14		1,000	1,051
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/15		1,870	2,055
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/16		2,250	2,513
					149,145

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13		3,035	3,123
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14		6,135	6,558
					9,681
Nebraska (0.4%)
Municipal Energy Agency of Nebraska Power Supply System Revenue	2.000%	4/1/13		715	725
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/14		600	627
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/15		550	584
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/16		1,000	1,110
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.230%	5/7/12		32,895	32,895
1 Nebraska Public Power District Revenue TOB VRDO	0.260%	5/7/12	(13)	5,665	5,665
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.250%	5/7/12		2,840	2,840
					44,446
Nevada (0.9%)
Clark County NV Airport BAN	5.000%	7/1/12		30,000	30,218
Clark County NV Bond Bank GO	5.000%	6/1/12	(ETM)	5,000	5,021
Clark County NV GO	5.000%	11/1/12		6,755	6,915
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	3.000%	7/1/12		2,000	2,008
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/12		2,700	2,720
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.000%	7/1/13		2,000	2,069
Clark County NV School District GO	5.000%	6/15/13	(14)	9,645	10,147
Clark County NV School District GO	5.250%	6/15/13	(14)	20,335	21,449
Las Vegas Valley Water District Nevada GO	5.000%	6/1/12	(14)	5,125	5,146
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13		500	525
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14		250	273
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15		500	563
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/12		2,545	2,545
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/13		4,000	4,185
1 Nevada System of Higher Education University Revenue TOB VRDO	0.360%	5/7/12		7,515	7,515
					101,299
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14		2,500	2,761
New Hampshire GO	5.000%	2/15/15		1,285	1,444
New Hampshire GO	5.000%	8/15/15		5,000	5,717
					9,922
New Jersey (3.2%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12	(4)	10,000	10,252
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.500%	11/1/14	(4)	6,725	7,561
Monroe Township NJ Board of Education GO	4.000%	8/1/17		1,085	1,232
Monroe Township NJ Board of Education GO	4.000%	8/1/18		2,070	2,370
New Jersey Building Authority Revenue	5.000%	12/15/12		11,145	11,463
New Jersey Building Authority Revenue	5.000%	12/15/13		11,710	12,541
New Jersey COP	5.000%	6/15/12		3,800	3,823
New Jersey COP	5.000%	6/15/13		5,000	5,241
New Jersey COP	5.000%	6/15/14		5,120	5,542
3 New Jersey Economic Development Authority Revenue	5.000%	3/1/18		14,425	16,968
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/14		4,500	4,858
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16		13,500	15,136
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17		5,000	5,677
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18		3,235	3,692
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15		5,000	5,655
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15		12,000	13,572
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16		5,000	5,800
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16		5,125	5,990
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18		2,500	2,836
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.500%	12/1/13		8,200	8,677
New Jersey Equipment Lease Purchase COP	5.000%	6/15/12		7,570	7,615
New Jersey GO	6.000%	2/15/13		6,560	6,858
New Jersey GO	6.000%	2/15/13		15,000	15,681
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/12		3,995	4,068
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	4.000%	7/1/13		1,000	1,039
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/14		2,000	2,171
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/15		2,000	2,226
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/16		2,000	2,262

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/17		2,000	2,296
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	3.000%	7/1/12		2,200	2,204
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/13		3,035	3,170
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/13		8,470	8,853
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13		2,500	2,652
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15		2,500	2,783
New Jersey TRAN	2.000%	6/21/12		33,000	33,084
New Jersey Transportation Corp. COP	5.500%	9/15/12	(2)	1,650	1,682
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	12/15/12	(4)	1,000	1,035
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	6/15/13		1,000	1,040
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/13	(4)	5,705	6,165
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/16		2,000	2,305
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17		3,000	3,515
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.250%	5/7/12	LOC	10,800	10,800
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/12	(Prere.)	24,065	24,179
Tobacco Settlement Financing Corp. New Jersey Revenue	6.000%	6/1/12	(Prere.)	12,900	12,964
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12	(Prere.)	1,455	1,462
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12	(Prere.)	17,285	17,373
Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13	(Prere.)	14,000	14,893
Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13	(Prere.)	19,140	20,159
					363,420
New Mexico (1.1%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15		4,400	4,811
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15		3,800	4,177
New Mexico GO	5.000%	3/1/13		7,845	8,155
New Mexico GO	5.000%	3/1/13		5,535	5,754
New Mexico GO	5.000%	3/1/14		9,405	10,198
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.240%	5/7/12		8,760	8,760
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.250%	5/7/12		27,800	27,800
New Mexico Severance Tax Revenue	5.000%	7/1/13		27,900	29,456
New Mexico Severance Tax Revenue	5.000%	7/1/15		9,150	10,440
New Mexico Severance Tax Revenue	5.000%	7/1/15		5,815	6,635
New Mexico Severance Tax Revenue	5.000%	7/1/16		7,545	8,859
					125,045
New York (13.9%)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/13		4,620	4,829
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/13		1,350	1,411
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/14		1,000	1,086
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		1,000	1,120
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/16		1,000	1,150
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17		3,435	4,036
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/14		8,000	8,680
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15	(14)	1,000	1,121
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15		8,320	9,330
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16		4,315	4,956
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.230%	5/7/12		9,900	9,900
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.240%	5/7/12		39,500	39,500
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.350%	5/7/12		13,100	13,100
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/15		750	832
Nassau County NY Sewer & Storm Water Finance Authority System Revenue	5.000%	11/1/12		4,980	5,089
Nassau County NY TAN	2.500%	9/30/12		15,000	15,135
Nassau Health Care Corp. New York RAN	3.125%	12/15/12	(12)	6,000	6,088
New York City NY Cultural Resources Revenue (Juilliard School) PUT	2.750%	7/1/12		8,675	8,712
New York City NY GO	0.550%	5/2/12	(4)	38,575	38,575
New York City NY GO	0.340%	5/4/12	(4)	26,950	26,950
New York City NY GO	0.480%	5/7/12	(12)	15,675	15,675
New York City NY GO	0.480%	5/7/12	(4)	36,875	36,875
New York City NY GO	5.000%	8/1/12		27,760	28,097
New York City NY GO	5.250%	8/1/12	(ETM)	1,215	1,231

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York City NY GO	5.250%	8/1/12		7,320	7,413
New York City NY GO	5.500%	2/1/13	(Prere.)	180	187
New York City NY GO	4.000%	3/1/13		2,710	2,795
New York City NY GO	5.000%	2/1/14		3,500	3,777
New York City NY GO	5.000%	8/1/14		11,525	12,673
New York City NY GO	5.000%	8/1/15		1,500	1,706
New York City NY GO	5.250%	8/1/15		10,605	11,737
New York City NY GO	5.500%	8/1/15		9,495	9,843
New York City NY GO	5.000%	8/1/16		5,000	5,835
1 New York City NY GO TOB VRDO	0.250%	5/7/12		6,845	6,845
1 New York City NY GO TOB VRDO	0.400%	5/7/12		8,250	8,250
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/15		1,500	1,663
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	5/1/12		10,960	10,961
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.500%	12/27/13		27,745	27,798
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.250%	5/1/12		8,530	8,530
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.250%	5/7/12		130	130
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.270%	5/7/12		6,400	6,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/15	(4)	5,100	5,588
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.250%	5/1/12		4,745	4,745
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.250%	5/7/12		3,000	3,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.250%	5/7/12		5,840	5,840
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.310%	5/7/12		13,000	13,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.310%	5/7/12		2,970	2,970
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.260%	5/3/12		5,000	5,000
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.290%	5/7/12		25,650	25,650
New York City NY Transitional Finance Authority Future Tax Revenue	0.200%	5/3/12	(4)	8,100	8,100
New York City NY Transitional Finance Authority Future Tax Revenue	0.550%	5/4/12	(4)	53,400	53,400
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	(ETM)	15,860	16,980
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13		28,475	30,479
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	(ETM)	8,740	9,737
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14		17,010	18,932
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		10,000	11,517
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		4,000	4,724
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		10,000	11,811
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.250%	5/1/12		10,450	10,450
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.250%	5/7/12		1,000	1,000
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.270%	5/7/12		2,200	2,200
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.260%	5/7/12		29,600	29,600
3 New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17		6,250	7,186
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.250%	5/7/12		17,930	17,930
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14		2,675	2,957
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14		3,500	3,869
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15		5,435	6,193
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15		2,355	2,683
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15		5,130	5,845
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/15	(14)	5,000	5,324
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	5/1/12	LOC	25,500	25,500
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.250%	5/7/12	(13)	20,000	20,000
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.650%	11/1/12		11,500	11,500
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.800%	11/1/13		17,000	17,000
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.930%	11/1/14		6,320	6,326
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	3.000%	11/15/13		725	752
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/14		1,000	1,080
3 New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15		1,300	1,481
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15		2,000	2,279
3 New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16		1,000	1,122
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16		2,250	2,630
3 New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17		1,000	1,189
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/17	(2)	12,000	12,328
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/12		20,000	20,491
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13		20,710	22,044
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14		3,585	3,942
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.260%	5/7/12	(13)	19,780	19,780
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.250%	5/7/12		8,995	8,995

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.270%	5/7/12		7,500	7,500
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.310%	5/7/12		3,320	3,320
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15		11,410	12,951
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/12		7,025	7,121
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15	(ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15		1,990	2,218
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15	(ETM)	15	17
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15		4,985	5,646
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/13		2,000	2,096
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/14		2,000	2,163
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/15		1,095	1,220
3 New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/15		2,450	2,730
3 New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/16		1,725	1,965
3 New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17		2,000	2,317
3 New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18		2,500	2,931
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	(ETM)	10	11
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15		14,115	15,867
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16		10,240	11,849
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/12		5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.310%	5/7/12		6,500	6,500
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.240%	5/7/12		1,500	1,500
New York State Dormitory Authority Revenue (School Districts Financing Program)	3.000%	10/1/12		1,645	1,662
New York State Dormitory Authority Revenue (School Districts Financing Program)	3.000%	10/1/12		3,525	3,562
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/13		2,220	2,320
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14	(4)	2,375	2,549
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15	(4)	4,600	5,166
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	(4)	2,500	2,867
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16		10,205	11,807
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	(4)	3,130	3,641
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/12		13,210	13,289
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/13		15,095	15,873
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/14		1,270	1,359
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	(Prere.)	10,670	10,692
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15		7,000	7,114
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13		5,000	5,080
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13		5,000	5,080
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.230%	5/7/12	LOC	1,800	1,800
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.250%	5/7/12		7,100	7,100
1 New York State Local Government Assistance Corp. Revenue TOB VRDO	0.310%	5/7/12		6,305	6,305
New York State Local Government Assistance Corp. Revenue VRDO	0.270%	5/7/12		30,410	30,410
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	12/1/12		6,955	7,160
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14		16,675	17,793
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14		2,500	2,668
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14		2,665	2,844
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15		8,500	9,291
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15		2,840	3,111
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15		15,000	16,828
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15		7,000	7,870
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/14		27,460	30,681
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13		14,475	14,936
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13		4,000	4,127
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15		27,900	31,193
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		25,000	28,613
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/12		32,100	32,100
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/12		13,420	13,420
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/12		44,725	44,725
Onondaga County NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.230%	5/7/12	LOC	7,100	7,100
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/16		1,250	1,411
Suffolk County NY TAN	2.000%	7/12/12		10,500	10,517
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12		20,000	20,066
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/13		11,000	11,430
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/14		19,900	21,666

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15		15,000	16,871
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15		6,500	7,542
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.250%	5/7/12		9,500	9,500
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.400%	5/7/12	(4)	51,950	51,950
Westchester County NY Health Care Corp. Revenue	4.000%	11/1/12		500	508
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/12		1,400	1,428
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/13		3,355	3,538
					1,578,666
North Carolina (2.8%)
Charlotte NC Airport Revenue	5.000%	7/1/12		6,530	6,582
Charlotte NC Airport Revenue	5.000%	7/1/14		2,485	2,711
Charlotte NC GO	5.000%	7/1/15		850	970
Charlotte NC GO	5.000%	7/1/18		5,000	6,175
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15		2,140	2,393
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16		1,390	1,655
1 Charlotte-Mecklenburg Hospital North Carolina Health Care Authority
Health Care System Revenue (Carolinas Healthcare System) TOB VRDO	0.310%	5/7/12		3,350	3,350
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/13		250	258
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/16		530	598
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.350%	5/7/12	(4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.350%	5/7/12	(4)	6,565	6,565
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.350%	5/7/12	(4)	6,000	6,000
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/13		2,700	2,807
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/14		5,005	5,429
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.240%	5/7/12	LOC	2,545	2,545
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.650%	6/1/12		32,500	32,500
North Carolina Capital Improvement Revenue	3.000%	5/1/12		12,295	12,296
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15		5,000	5,534
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13		6,000	6,193
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/14		2,170	2,323
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15		2,000	2,214
North Carolina Eastern Municipal Power Agency Revenue	5.300%	1/1/15		3,500	3,614
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/15		8,000	8,271
North Carolina GAN	5.000%	3/1/13		11,740	12,204
North Carolina GO	5.500%	3/1/13		9,000	9,398
North Carolina GO	5.000%	3/1/17		5,000	5,612
1 North Carolina Infrastructure Financial Corp. Capital Improvements COP TOB VRDO	0.240%	5/7/12		19,000	19,000
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.300%	5/7/12	LOC	26,985	26,985
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.230%	5/7/12	LOC	2,000	2,000
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.400%	5/7/12		3,800	3,800
North Carolina Medical Care Commission Hospital Revenue (CaroMont Health) VRDO	0.300%	5/7/12	LOC	19,960	19,960
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System)	4.000%	10/1/13		1,055	1,104
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/13		1,560	1,638
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/14		2,495	2,731
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15		1,500	1,679
North Carolina Municipal Power Agency Revenue	5.250%	1/1/13		6,000	6,191
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	(ETM)	4,540	4,700
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13		9,635	9,958
North Carolina Turnpike Authority Revenue	3.000%	7/1/13		1,205	1,243
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.300%	5/7/12		44,325	44,325
Wake County NC GO	4.000%	2/1/14		16,060	17,092
					315,628
Ohio (3.1%)
Akron OH BAN	1.125%	11/15/12		15,000	15,053
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.230%	5/7/12	LOC	5,200	5,200
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/12		5,640	5,723
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/13		21,675	22,877
Columbus OH GO	5.000%	7/1/12		1,250	1,260
Columbus OH GO	5.000%	7/1/15		3,000	3,425
Columbus OH GO	5.000%	7/1/15		2,310	2,637
Columbus OH GO	5.000%	7/1/16		6,760	7,937
Columbus OH Sewer Revenue VRDO	0.230%	5/7/12		32,040	32,040
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	0.700%	6/3/13		10,000	10,000
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.230%	5/7/12		13,030	13,030
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.240%	5/7/12		19,170	19,170

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Hocking Technical College District Ohio (Residence Hall Facilities Project) COP VRDO	0.260%	5/7/12	LOC	9,600	9,600
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.240%	5/7/12	LOC	17,020	17,020
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13		8,000	8,533
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	4.750%	8/1/12		14,000	14,107
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14		3,500	3,627
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14		5,000	5,118
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/14		6,085	6,712
Ohio Conservation Projects GO	5.000%	8/1/14		15,000	16,538
Ohio GO	5.000%	5/1/12		2,100	2,100
Ohio GO	5.000%	8/1/12		9,800	9,919
Ohio GO	5.000%	9/15/15		10,000	11,457
Ohio GO	5.000%	9/15/16		10,000	11,793
Ohio GO VRDO	0.230%	5/7/12		2,300	2,300
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.250%	5/7/12		6,275	6,275
Ohio Higher Educational Facility Commission Revenue (Marietta College Project) VRDO	0.260%	5/7/12	LOC	2,390	2,390
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/14		3,000	3,319
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/13		1,600	1,676
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/14		1,000	1,097
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15		1,000	1,129
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16		625	691
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.250%	5/1/12		8,835	8,835
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/14		625	660
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/15		500	542
Ohio Infrastructure Improvement GO	4.000%	8/1/12		12,315	12,433
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/12		10,000	10,060
Ohio State University General Receipts Revenue	5.000%	6/1/13		1,150	1,209
Ohio State University General Receipts Revenue VRDO	0.230%	5/7/12		5,000	5,000
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.600%	5/7/12		9,895	9,895
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project)	1.750%	6/1/13		3,100	3,132
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.625%	1/2/13		4,000	4,041
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.050%	6/1/12	(Prere.)	11,780	11,829
University of Akron Ohio General Receipts Revenue	5.000%	1/1/14	(4)	2,440	2,618
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/14		3,000	3,274
University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/15		1,515	1,664
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17		2,180	2,578
Wright State University Ohio General Revenue	2.000%	5/1/12		600	600
Wright State University Ohio General Revenue	3.000%	5/1/13		335	342
Wright State University Ohio General Revenue	4.000%	5/1/15		1,140	1,228
Wright State University Ohio General Revenue	5.000%	5/1/17		1,195	1,373
					355,066
Oklahoma (0.5%)
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/12		1,875	1,900
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.350%	5/7/12	(12)	32,940	32,940
Oklahoma Municipal Power Authority Power Supply System Revenue PUT	3.875%	7/1/12	(4)	5,000	5,029
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	1.000%	8/1/13		6,190	6,203
1 Tulsa County OK Industrial Authority Health Care Revenue
(St. Francis Health System Inc.) TOB VRDO	0.310%	5/7/12		7,041	7,041
					53,113
Oregon (0.5%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System) PUT	5.000%	7/15/12		7,000	7,062
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.000%	9/2/14		10,000	10,064
Oregon Department of Administrative Services COP	5.000%	5/1/12		2,500	2,500
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/14		2,000	2,179
Oregon Facilities Authority Revenue (Legacy Health Project)	3.000%	5/1/12		1,000	1,000
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/13		1,285	1,323
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/14		1,150	1,213
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15		2,350	2,596
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/13		1,000	1,038
Oregon Facilities Authority Revenue (PeaceHealth)	4.000%	11/1/13		500	524
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/14		1,050	1,123
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15		1,500	1,651
Oregon GO	5.000%	5/1/16		2,000	2,327
Oregon GO	5.000%	5/1/16		3,500	4,072
Oregon GO	5.000%	11/1/16		3,000	3,544
Oregon GO	5.000%	5/1/18		1,125	1,372
Oregon GO	5.000%	5/1/18		1,500	1,829

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Oregon GO	5.000%	11/1/18		3,750	4,621
1 Oregon GO TOB VRDO	0.240%	5/1/12		6,500	6,500
					56,538
Pennsylvania (6.0%)
Allegheny County PA Higher Education Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/15		5,780	6,492
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	5/15/12		5,000	5,008
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/12		2,000	2,012
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/13		13,000	13,598
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	3.000%	10/15/13		1,000	1,033
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/14		10,500	11,410
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	3.000%	10/15/14		1,000	1,050
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15		8,350	9,312
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	10/15/15		750	820
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/16		1,025	1,178
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.300%	8/1/13		10,000	10,001
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/7/12		48,200	48,200
Allegheny County PA Industrial Development Authority Revenue
(University of Pittsburgh Medical Center Children’s Hospital) VRDO	0.250%	5/7/12	LOC	33,655	33,655
Central Bucks PA School District GO	5.500%	5/15/12	(Prere.)	3,785	3,793
Central Bucks PA School District GO	5.500%	5/15/12	(Prere.)	2,400	2,405
Central Bucks PA School District GO	5.500%	5/15/12	(Prere.)	1,500	1,503
Delaware County PA GO	5.000%	10/1/12		1,115	1,137
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12		10,000	10,182
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.230%	5/7/12	LOC	30,200	30,200
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.260%	5/7/12	LOC	16,000	16,000
1 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.250%	5/7/12		5,000	5,000
Governor Mifflin PA School District GO VRDO	0.290%	5/7/12	(4)	12,550	12,550
Lehigh County PA General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) VRDO	0.290%	5/1/12	LOC	2,300	2,300
Lehigh County PA General Purpose Hospital Authority Revenue
(Muhlenberg College) VRDO	0.310%	5/7/12	LOC	3,500	3,500
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/13		2,000	2,080
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/14		2,670	2,861
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.230%	5/7/12		6,970	6,970
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.230%	5/7/12		13,700	13,700
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.230%	5/7/12		9,855	9,855
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.230%	5/7/12		9,055	9,055
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		8,250	8,408
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		5,000	5,096
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		4,250	4,332
Pennsylvania Economic Development Financing Authority Revenue (Convention Center Project)	5.000%	6/15/12		3,730	3,752
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13		4,500	4,596
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12		11,375	11,501
Pennsylvania GO	5.100%	5/1/12	(Prere.)	6,800	6,801
Pennsylvania GO	5.000%	4/15/13		10,745	11,239
Pennsylvania GO	4.000%	7/15/13		16,995	17,769
Pennsylvania GO	5.000%	9/1/13		4,300	4,574
Pennsylvania GO	5.000%	9/1/14	(4)	12,000	13,290
Pennsylvania GO	5.000%	7/1/15	(14)	2,380	2,504
Pennsylvania GO	5.000%	9/1/15	(4)	20,230	22,303

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Pennsylvania GO	5.000%	7/1/18		2,675	3,279
Pennsylvania GO	5.000%	11/15/18		2,885	3,563
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.240%	5/7/12	LOC	2,450	2,450
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	3.500%	5/15/12		3,000	3,004
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15		4,250	4,740
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/12		2,750	2,766
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/12		8,470	8,521
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13		3,000	3,155
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13		13,945	14,664
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14		8,000	8,748
Pennsylvania State University Revenue	5.250%	8/15/12		5,980	6,068
1 Pennsylvania State University Revenue TOB VRDO	0.750%	5/7/12		12,655	12,655
1 Pennsylvania Turnpike Commission Registration Fee Revenue TOB VRDO	0.350%	5/7/12	(4)	9,760	9,760
2 Pennsylvania Turnpike Commission Revenue	0.870%	12/1/12		12,000	12,000
Pennsylvania Turnpike Commission Revenue	2.000%	12/1/12		3,105	3,131
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14		8,095	8,759
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16		3,150	3,619
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.250%	5/1/12	(13)	17,500	17,500
Pennsylvania Turnpike Commission Revenue VRDO	0.250%	5/7/12		27,033	27,033
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/12		3,000	3,039
Philadelphia PA Airport Revenue	5.000%	6/15/14		1,000	1,085
Philadelphia PA Airport Revenue	5.000%	6/15/15		3,100	3,456
Philadelphia PA Authority Industrial Development Revenue (Inglis House Project) VRDO	0.240%	5/7/12		5,400	5,400
Philadelphia PA Gas Works Revenue	5.375%	7/1/15	(4)	2,880	3,199
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16		5,000	5,724
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.300%	5/7/12	LOC	72,750	72,750
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/12		5,755	5,780
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.370%	5/7/12		6,200	6,200
Uniontown PA Area School District GO	5.500%	10/1/12	(Prere.)	9,950	10,171
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.000%	9/15/12		8,090	8,238
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	3.500%	7/1/13		1,830	1,866
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/14		1,380	1,439
					676,787
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	10/1/12		4,000	4,079
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.310%	5/7/12	LOC	18,715	18,715
					22,794
South Carolina (0.8%)
Charleston County SC GO	5.250%	11/1/15		3,270	3,801
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.250%	5/7/12		7,400	7,400
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/12		5,275	5,276
Greenville County SC Hospital System Revenue VRDO	0.220%	5/7/12	LOC	2,100	2,100
Greenville County SC School District GO	5.000%	12/1/15		5,000	5,733
1 Greer SC Combined Utility System Revenue TOB VRDO	0.250%	5/7/12	(13)	9,640	9,640
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/15		1,100	1,231
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16		1,750	1,999
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15		2,000	2,205
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16		1,805	2,044
3 South Carolina GO	5.000%	4/1/16		1,450	1,691
3 South Carolina GO	5.000%	4/1/16		7,260	8,466
3 South Carolina GO	5.000%	4/1/16		730	851
3 South Carolina GO	5.000%	4/1/16		6,475	7,551
3 South Carolina GO	5.000%	4/1/16		2,275	2,653
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/13		1,000	1,031
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/14		2,000	2,134
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/15		1,000	1,100
South Carolina Jobs Economic Development Authority Revenue
(Waste Management of South Carolina Inc. Project) PUT	2.875%	2/1/15		2,000	2,030
South Carolina Ports Authority Revenue	4.000%	7/1/13		1,000	1,040
South Carolina Ports Authority Revenue	4.000%	7/1/15		2,355	2,580
South Carolina Public Service Authority Revenue	5.000%	1/1/14		3,000	3,227

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14		14,220	15,629
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15	(2)	4,295	4,903
					96,315
Tennessee (1.5%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/13		645	667
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.360%	5/7/12		7,435	7,435
Lewisburg TN Industrial Development Board Solid Waste Disposal Revenue
(Waste Management Inc. of Tennessee Project)	2.500%	7/1/12		5,250	5,258
Memphis TN Electric System Revenue	5.000%	12/1/13	(14)	5,200	5,583
Memphis TN Electric System Revenue	5.000%	12/1/14		25,100	27,992
Memphis TN Electric System Revenue	5.000%	12/1/15		25,000	28,840
2 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.650%	10/1/15		25,000	25,000
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17		5,500	6,507
Metropolitan Government of Nashville TN Airport Authority Improvement Revenue	4.000%	7/1/14	(4)	4,450	4,751
Murfreesboro TN GO	5.000%	6/1/12		8,090	8,123
Shelby County TN GO VRDO	0.240%	5/7/12		12,250	12,250
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	4.000%	9/1/12		6,135	6,209
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/13		9,600	10,150
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/14		2,500	2,740
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/12		5,000	5,019
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/13		5,965	6,179
Tennessee GO	5.000%	5/1/12		3,500	3,500
Tennessee GO	5.000%	5/1/14		3,000	3,279
Tennessee School Bond Authority Revenue	5.000%	5/1/13		5,460	5,725
					175,207
Texas (11.7%)
1 Brownsville TX Utility System Revenue TOB VRDO	0.450%	5/7/12	(4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB VRDO	0.350%	5/7/12	(4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.250%	5/7/12		5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13	(12)	2,775	2,919
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14	(12)	2,775	3,023
Dallas TX GO	5.000%	2/15/15		6,295	7,072
Dallas TX Independent School District GO	5.000%	2/15/15		4,990	5,612
Dallas-Fort Worth TX International Airport Revenue	2.000%	11/1/12		5,485	5,530
Dallas-Fort Worth TX International Airport Revenue	2.000%	11/1/12		13,835	13,949
Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/12		3,500	3,564
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/13		4,000	4,263
Denton TX Independent School District GO PUT	2.125%	8/1/15		7,000	7,230
Denton TX Independent School District GO VRDO	0.300%	5/7/12		34,550	34,550
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14		11,140	11,585
Fort Bend County TX GO	4.000%	3/1/13		1,305	1,346
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16		1,000	1,159
Frisco TX GO	4.000%	2/15/15		1,580	1,731
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13		5,000	5,099
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13		9,000	9,011
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/12		17,000	17,500
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/13		4,335	4,485
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/14		5,915	6,349
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13		835	894
Harris County TX GO	5.000%	10/1/12		3,000	3,061
Harris County TX GO	6.000%	8/1/14	(14)	23,045	25,935
1 Harris County TX GO TOB VRDO	0.250%	5/7/12		13,395	13,395
1 Harris County TX GO TOB VRDO	0.260%	5/7/12	(13)	9,600	9,600
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.250%	5/7/12		58,600	58,600
1 Harris County TX Health Facilities Development Corp. Revenue
(Sisters of Charity of the Incarnate Word) TOB VRDO	0.250%	5/1/12	(ETM)	2,485	2,485
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.260%	5/1/12		29,200	29,200

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.300%	5/7/12		10,000	10,000
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.250%	5/7/12		5,860	5,860
Harris County TX Toll Road Revenue	5.375%	8/15/12	(Prere.)	3,250	3,299
Harris County TX Toll Road Revenue	5.375%	8/15/12	(Prere.)	6,000	6,090
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12	(4)	9,950	10,082
Houston TX Airport System Revenue	5.000%	7/1/14		2,000	2,175
Houston TX Airport System Revenue	5.000%	7/1/15		2,000	2,237
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.240%	5/7/12		34,455	34,455
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/13		3,000	3,175
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14		2,000	2,181
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14		1,300	1,418
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16		2,435	2,767
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16		8,310	9,442
Houston TX Independent School District GO	4.000%	7/15/12		3,010	3,034
Houston TX Utility System Revenue	5.250%	5/15/14	(14)	2,500	2,746
Houston TX Utility System Revenue	5.250%	5/15/15	(14)	1,020	1,117
1 Houston TX Utility System Revenue TOB VRDO	0.270%	5/7/12		9,995	9,995
1 Houston TX Utility System Revenue TOB VRDO	0.310%	5/7/12		17,540	17,540
1 Houston TX Utility System Revenue TOB VRDO	0.320%	5/7/12		25,395	25,395
Houston TX Water & Sewer System Revenue	5.250%	12/1/12	(Prere.)	10,260	10,559
Katy TX Independent School District GO	5.000%	2/15/15		4,295	4,830
Lone Star College System Texas GO	5.000%	8/15/12		615	624
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	(ETM)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15		2,140	2,409
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/14		1,890	2,013
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/15		1,125	1,228
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/13		1,000	1,048
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/14		1,510	1,638
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/15		4,000	4,441
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System) PUT	3.050%	10/16/12		17,075	17,271
Montgomery County TX (Pass-Through Toll Revenue)	5.000%	3/1/14	(12)	1,625	1,761
North Texas Tollway Authority System Revenue	4.000%	9/1/14		1,100	1,185
North Texas Tollway Authority System Revenue	4.000%	9/1/15		1,820	2,007
North Texas Tollway Authority System Revenue	5.000%	9/1/16		1,200	1,399
North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13		20,000	20,583
Northside TX Independent School District GO PUT	1.500%	8/1/12		17,000	17,052
Northside TX Independent School District GO PUT	1.750%	6/1/13		19,600	19,625
Northside TX Independent School District GO PUT	0.950%	8/1/13		19,275	19,426
Northside TX Independent School District GO PUT	1.350%	6/1/14		21,335	21,650
Northside TX Independent School District GO PUT	1.900%	8/1/14		12,000	12,324
Plano TX Independent School District GO	4.000%	2/15/13		1,210	1,245
1 Port Arthur TX Independent School District GO TOB VRDO	0.260%	5/7/12	(12)	9,125	9,125
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	(ETM)	515	534
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13		9,410	9,766
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13	(4)	8,000	8,310
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14		6,210	6,767
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15		14,135	16,016
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.250%	5/7/12		5,865	5,865
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.310%	5/7/12		11,985	11,985
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.400%	5/7/12		7,000	7,000
San Antonio TX GO PUT	1.150%	12/3/12		17,965	18,044
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Healthcare)	5.000%	11/15/14		1,600	1,776
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/12		2,745	2,780
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13		1,155	1,206
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14		1,785	1,910
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15		1,580	1,807
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.250%	5/7/12		22,000	22,000
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/13		2,000	2,079
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/12		7,000	7,014
Texas GO	5.000%	10/1/12		7,000	7,143
Texas GO	5.000%	10/1/13		7,500	8,011
Texas GO	5.000%	10/1/14		8,470	9,400
Texas GO	5.000%	10/1/15		10,905	12,529
1 Texas GO TOB VRDO	0.250%	5/1/12		11,900	11,900
1 Texas GO TOB VRDO	0.250%	5/1/12		500	500
1 Texas GO TOB VRDO	0.250%	5/1/12		9,470	9,470

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
1 Texas GO TOB VRDO	0.250%	5/7/12		74,750	74,750
1 Texas GO TOB VRDO	0.250%	5/7/12		13,900	13,900
1 Texas GO TOB VRDO	0.250%	5/7/12		17,370	17,370
1 Texas GO TOB VRDO	0.310%	5/7/12		12,190	12,190
Texas GO VRDO	0.230%	5/7/12		7,155	7,155
Texas Public Finance Authority Revenue (Unemployment Compensation)	3.000%	7/1/12		5,200	5,225
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/12		45,000	45,366
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/14		20,865	22,936
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/15		9,000	10,075
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15		34,500	39,305
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16		8,000	9,241
Texas State University System Revenue	5.000%	3/15/13		1,000	1,041
Texas TRAN	2.500%	8/30/12		110,000	110,844
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13		20,365	20,566
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.260%	5/7/12		11,700	11,700
1 Texas Transportation Commission Revenue TOB VRDO	0.250%	5/7/12		7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14		1,355	1,495
Texas Water Development Board Revenue	5.000%	7/15/14		5,260	5,802
Tyler TX Independent School District GO	3.750%	2/15/13		2,150	2,210
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13	(Prere.)	10,000	10,608
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13	(Prere.)	24,900	26,414
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.250%	5/7/12		4,500	4,500
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.240%	5/7/12		51,730	51,730
					1,327,929
Utah (0.5%)
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/14		4,335	4,597
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/15		4,115	4,458
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13		5,000	5,265
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14		10,000	10,843
Utah GO	5.375%	7/1/12		11,000	11,097
Utah GO	4.000%	7/1/14		10,740	11,591
Utah GO	5.000%	7/1/14		4,000	4,403
Utah GO	5.000%	7/1/18		6,000	7,410
					59,664
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14		3,350	3,560

Virginia (1.3%)
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13		14,500	15,406
Norfolk VA BAN	3.000%	1/1/14		5,000	5,023
Norfolk VA Water Revenue	5.000%	11/1/18		725	893
1 Richmond VA Public Utility Revenue TOB VRDO	0.310%	5/7/12		7,490	7,490
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/16		1,765	2,023
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17		3,500	4,069
1 University of Virginia Revenue TOB VRDO	0.250%	5/1/12		2,345	2,345
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13		3,525	3,652
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13		2,010	2,082
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18		11,615	14,247
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.310%	5/7/12		9,705	9,705
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/12		6,525	6,604
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/14		4,080	4,491
Virginia Public Building Authority Revenue	5.000%	8/1/12		1,100	1,113
Virginia Public Building Authority Revenue	5.000%	8/1/16		2,000	2,277
Virginia Public School Authority Revenue	4.000%	8/1/12		6,435	6,498
Virginia Public School Authority Revenue	5.000%	8/1/14		20,000	22,084
Virginia Public School Authority Revenue	5.000%	8/1/15		11,440	13,094
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13		3,505	3,732
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15		15,000	15,527
					142,355
Washington (2.5%)
1 Bellevue WA GO TOB VRDO	0.380%	5/7/12		5,445	5,445
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.250%	5/7/12		8,280	8,280
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.250%	5/7/12		6,295	6,295
Clark County WA Public Utility Revenue	5.000%	1/1/15		1,500	1,653
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/16	(2)	11,985	13,565

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/13		5,000	5,275
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/14		6,940	7,627
King County WA GO	5.000%	1/1/18		2,000	2,418
King County WA GO	5.000%	7/1/18		7,515	9,178
King County WA School District GO	5.000%	6/1/12		6,700	6,728
1 King County WA Sewer Revenue TOB VRDO	0.230%	5/7/12	LOC	30,315	30,315
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/7/12		25,390	25,390
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.250%	5/7/12		8,100	8,100
Spokane County WA School District No. 81 GO	5.125%	6/1/13	(Prere.)	4,985	5,248
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/12		5,555	5,601
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13		5,050	5,329
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13		9,215	9,760
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14		9,440	10,412
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18		1,995	2,409
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14		5,000	5,032
Washington GO	5.000%	1/1/13		10,535	10,873
Washington GO	5.000%	1/1/13		13,605	14,042
Washington GO	5.000%	2/1/13		5,285	5,475
Washington GO	5.000%	1/1/15	(2)	4,500	5,036
Washington GO	5.000%	1/1/16		5,000	5,774
1 Washington GO TOB VRDO	0.250%	5/7/12		6,145	6,145
Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives)	2.000%	2/1/13		1,750	1,772
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/12		1,625	1,643
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/13		1,450	1,510
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/14		1,590	1,700
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/12		1,315	1,343
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/15		1,445	1,633
Washington Health Care Facilities Authority Revenue
(Southwest Washington Medical Center) VRDO	0.300%	5/7/12	LOC	26,360	26,360
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.250%	5/7/12		27,670	27,670
					285,036
West Virginia (0.4%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14		10,000	10,040
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/12		4,970	5,048
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13		4,645	4,924
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15		5,000	5,171
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/13		1,300	1,354
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/14		5,150	5,496
West Virginia University Revenue	3.000%	10/1/12		1,000	1,012
West Virginia University Revenue	5.000%	10/1/16		725	848
2 West Virginia University Revenue PUT	0.900%	10/1/14		10,000	10,000
					43,893
Wisconsin (2.0%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	5.750%	6/1/12	(ETM)	8,610	8,651
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.000%	6/1/12	(Prere.)	26,580	26,712
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12	(Prere.)	38,090	38,282
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.375%	6/1/12	(Prere.)	42,920	43,144
Wisconsin GO	5.000%	5/1/12		2,250	2,250
Wisconsin GO	5.000%	5/1/14		6,490	7,089
Wisconsin GO	5.000%	5/1/15		10,000	11,331
Wisconsin GO	4.000%	11/1/16		6,000	6,829
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13		1,000	1,067
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15		1,010	1,101
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.400%	5/7/12		750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13		1,500	1,560
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13		6,000	6,299
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14		6,000	6,515
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15		1,500	1,658
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15		700	757
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15		6,000	6,677
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17		1,235	1,407
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14		14,500	15,451
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College) VRDO	0.250%	5/7/12	LOC	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.260%	5/7/12	LOC	3,860	3,860
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/12	(4)	1,330	1,342
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13	(4)	1,320	1,371
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13		1,500	1,573

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value[s]
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,973
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,839
3 Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	750
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,471
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,218
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,694
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,496
				233,117
Total Tax-Exempt Municipal Bonds (Cost $11,335,172)				11,466,379

			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
4 Vanguard Municipal Cash Management Fund (Cost $72,271)	0.227%		72,270,858	72,271
Total Investments (101.6%) (Cost $11,407,443)				11,538,650
Other Assets and Liabilities (–1.6%)
Other Assets				174,208
Liabilities				(352,453)
				(178,245)
Net Assets (100%)				11,360,405

At April 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				11,250,698
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(21,500)
Unrealized Appreciation (Depreciation)				131,207
Net Assets				11,360,405

Investor Shares—Net Assets
Applicable to 164,348,909 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,618,223
Net Asset Value Per Share—Investor Shares				$15.93

Admiral Shares—Net Assets
Applicable to 548,756,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				8,742,182
Net Asset Value Per Share—Admiral Shares				$15.93

s See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $1,642,237,000, representing 14.5% of net assets.

2 Adjustable-rate security.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.6%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12		20,000	20,558
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/13		35,840	38,471
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.250%	5/7/12		7,225	7,225
Auburn University Alabama General Fee Revenue	5.000%	6/1/19		2,000	2,447
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15		1,615	1,745
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16		3,540	3,878
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17		2,475	2,749
University of Alabama at Birmingham Hospital Revenue	5.000%	9/1/15		1,005	1,107
University of Alabama at Birmingham Revenue	5.000%	10/1/16		3,390	3,984
University of Alabama at Birmingham Revenue	5.000%	10/1/17		1,630	1,954
University of Alabama at Birmingham Revenue	5.000%	10/1/17		3,565	4,273
					88,391
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		2,000	2,257
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		10,000	11,287
					13,544
Arizona (1.6%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.230%	5/7/12	LOC	4,000	4,000
Arizona COP	5.000%	9/1/14	(4)	4,800	5,227
Arizona COP	5.000%	9/1/15	(4)	4,000	4,485
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12		10,000	10,078
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) VRDO	0.350%	5/7/12	LOC	26,000	26,000
Arizona School Facilities Board COP	5.250%	9/1/12	(4)	12,350	12,528
Arizona School Facilities Board COP	5.000%	9/1/14		16,000	17,303
Arizona School Facilities Board COP	5.000%	9/1/15		9,000	9,979
Arizona School Facilities Board COP	5.000%	9/1/16	(14)	15,000	16,596
Arizona School Facilities Board Revenue (School Improvement)	5.000%	1/1/14		5,000	5,387
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13		2,415	2,547
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13		7,090	7,480
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14		5,600	6,149
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14		8,055	8,851
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15		5,025	5,716
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15		5,300	6,029
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15		5,000	5,690
Arizona Transportation Board Highway Revenue	5.000%	7/1/14		9,075	9,972
Arizona Transportation Board Highway Revenue	5.000%	7/1/16		7,465	8,755
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19		2,000	2,489
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/14		2,775	2,960
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15		1,500	1,639
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16		1,665	1,857
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17		3,115	3,531
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16		2,630	3,053
Mesa AZ Utility System Revenue	5.000%	7/1/14	(Prere.)	3,500	3,855
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/12		5,075	5,114
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/13		3,660	3,842
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15		6,000	6,718
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16		3,055	3,506
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/12	(14)	5,100	5,141
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17		1,000	1,163
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18		4,520	5,586
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.250%	5/7/12		13,220	13,220
Scottsdale AZ GO	5.000%	7/1/13		5,000	5,275
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17		1,445	1,676
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18		2,185	2,567
					245,964
California (12.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19		1,000	1,182
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20		500	549
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/16	(2)	10,000	8,759
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17	(14)	16,140	17,418
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.270%	5/7/12		9,270	9,270
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.400%	5/7/12		9,320	9,320
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12	(Prere.)	3,000	3,030

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12	(Prere.)	10,955	11,066
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14		30,000	32,729
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15		40,000	45,264
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15		21,250	24,047
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		12,055	14,043
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17		22,000	26,280
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19		10,000	12,331
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17		2,500	2,984
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18		1,365	1,660
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		4,000	4,930
California Economic Recovery Bonds GO	5.250%	7/1/13		2,500	2,640
California Economic Recovery Bonds GO	5.250%	7/1/14	(ETM)	3,390	3,754
California Economic Recovery Bonds GO	5.250%	7/1/14		11,610	12,780
California Economic Recovery Bonds GO	5.250%	7/1/14	(14)	2,500	2,752
California Economic Recovery Bonds GO	5.000%	7/1/16		1,500	1,747
California Economic Recovery Bonds GO	5.000%	7/1/17		15,090	17,948
California Economic Recovery Bonds GO	5.000%	7/1/18		41,600	50,216
California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.240%	5/7/12	LOC	13,450	13,450
California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.240%	5/7/12	LOC	9,100	9,100
California GO	5.000%	5/1/13		23,475	24,582
California GO	5.000%	9/1/13		32,125	34,111
California GO	5.000%	11/1/13		13,695	14,637
California GO	5.000%	8/1/14		1,970	2,163
California GO	5.000%	4/1/15		21,300	23,827
California GO	5.000%	6/1/15		3,250	3,588
California GO	5.000%	6/1/15	(14)	5,100	5,731
California GO	5.000%	3/1/16		3,210	3,673
California GO	5.000%	3/1/16	(14)	1,120	1,282
California GO	5.000%	3/1/16		4,460	5,103
California GO	5.000%	3/1/16	(14)	6,510	7,097
California GO	5.000%	4/1/16		6,670	7,650
California GO	5.000%	5/1/16		2,150	2,423
California GO	5.000%	8/1/16		2,825	3,270
California GO	5.000%	10/1/16		1,225	1,425
California GO	5.000%	10/1/16		28,605	33,263
California GO	5.000%	11/1/16	(2)	5,375	6,264
California GO	5.000%	12/1/16		2,500	2,920
California GO	6.000%	2/1/17	(2)	3,500	4,253
California GO	5.000%	3/1/17	(14)	1,300	1,476
California GO	5.000%	3/1/17		3,755	4,390
California GO	5.000%	4/1/17		7,275	8,520
3 California GO	1.000%	5/1/17		3,500	3,500
California GO	5.000%	9/1/17		4,250	5,016
California GO	5.000%	10/1/17		20,000	23,642
California GO	5.000%	10/1/17		4,005	4,734
California GO	5.000%	9/1/18		32,260	38,485
California GO	5.000%	10/1/18		25,000	29,871
California GO	5.000%	4/1/19		18,580	22,198
California GO	5.000%	9/1/19		19,000	22,846
California GO VRDO	0.270%	5/7/12	LOC	44,600	44,600
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/14		3,000	3,274
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19		5,125	5,953
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14		23,180	25,349
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12		3,000	3,070
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17		3,000	3,497
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18		3,000	3,547
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17		5,000	4,968
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14		20,000	21,764
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16		20,000	22,746
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/12		5,000	5,068
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/13		2,210	2,337
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/14		5,000	5,492
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17		5,000	5,666
3 California Infrastructure & Economic Development Bank Revenue
(J. Paul Getty Trust) PUT	0.750%	4/1/14		35,000	35,000
California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts Center) VRDO	0.320%	5/7/12	LOC	18,170	18,170
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/14		1,230	1,290

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16		2,450	2,661
California Municipal Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14		12,600	12,689
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14		4,000	4,165
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17		5,820	6,697
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18		2,500	2,878
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18		1,845	2,130
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19		16,620	19,208
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17		5,200	5,996
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18		4,000	4,624
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/12		2,500	2,500
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/13		7,500	7,825
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15	(14)	10,000	11,260
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15		5,295	5,944
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17		2,385	2,726
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17		3,000	3,452
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18		1,000	1,149
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18		3,500	4,041
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		2,700	3,116
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.100%	4/1/13	(10)	5,000	5,160
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14		15,000	16,243
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.850%	6/1/12		10,000	10,031
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.400%	5/7/12		5,768	5,768
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	5.250%	11/15/14		860	883
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15		750	834
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16		805	914
Desert Sands CA School District GO	0.000%	6/1/12	(2)	10,000	9,998
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.220%	5/7/12		4,300	4,300
Foothill/Eastern Corridor Agency California Toll Road Revenue	0.000%	1/1/15	(ETM)	18,535	18,275
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.000%	1/15/16	(14)	8,400	8,400
Fresno County CA TRAN	3.000%	6/29/12		10,000	10,047
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12		10,000	10,023
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13		5,655	5,814
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	37,210	39,261
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	21,410	22,619
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	48,920	50,878
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	32,000	34,215
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13	(Prere.)	20,000	21,626
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.250%	5/7/12		4,000	4,000
Los Angeles CA GO	5.000%	9/1/17		32,500	39,032
Los Angeles CA GO	5.000%	9/1/19		5,000	6,150
Los Angeles CA Unified School District GO	5.000%	7/1/14		31,995	35,076
Los Angeles CA Unified School District GO	5.000%	7/1/14		5,725	6,276
Los Angeles CA Unified School District GO	5.000%	7/1/15		14,510	16,443
Los Angeles CA Unified School District GO	5.000%	7/1/15		20,000	22,664
Los Angeles CA Unified School District GO	5.000%	7/1/15		10,240	11,604
Los Angeles CA Unified School District GO	5.000%	7/1/15		4,200	4,759
Los Angeles CA Unified School District GO	5.000%	7/1/16		19,595	22,796
Los Angeles CA Unified School District GO	5.000%	7/1/17		19,090	22,736
1 Los Angeles CA Unified School District GO TOB VRDO	0.260%	5/7/12		22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13		11,205	11,783
Los Angeles CA Wastewater System Revenue VRDO	0.300%	5/7/12	LOC	8,800	8,800
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16		22,315	26,141
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16		5,000	5,895
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/12	(14)	7,710	7,895
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16		3,450	3,933
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17		5,000	5,788
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19		3,000	3,588
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13		8,490	8,781
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/14	(12)	2,760	3,006
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15		3,000	3,263
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15	(12)	4,000	4,496
Orange County CA Airport Revenue	5.000%	7/1/16		3,435	3,970
Orange County CA Public Financing Authority Lease Revenue	5.000%	7/1/12	(14)	3,165	3,190
Orange County CA Water District COP VRDO	0.230%	5/7/12		12,000	12,000
Palomar Pomerado Health System California Revenue COP	4.500%	11/1/15		2,265	2,398
Palomar Pomerado Health System California Revenue COP	5.000%	11/1/16		3,500	3,771

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
1 Riverside CA Electric Revenue TOB VRDO	0.250%	5/1/12		6,000	6,000
Riverside CA Electric Revenue VRDO	0.240%	5/7/12	LOC	55,315	55,315
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.250%	5/7/12		5,300	5,300
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/13		750	787
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15		700	784
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16		1,000	1,148
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16	(4)	7,800	9,108
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17	(14)	5,000	5,532
Sacramento County CA Airport Revenue	5.000%	7/1/13		7,200	7,531
Sacramento County CA Airport Revenue	5.000%	7/1/14		6,615	7,144
Sacramento County CA Airport Revenue	5.000%	7/1/15		8,245	9,171
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13		3,290	3,441
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15		3,000	3,288
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16		5,445	6,067
1 San Diego CA Community College District GO TOB VRDO	0.260%	5/7/12		4,880	4,880
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16		11,840	13,730
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16		14,000	16,234
1 San Diego CA Public Facilities Financing Authority Sewer Revenue TOB VRDO	0.310%	5/7/12		8,280	8,280
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.250%	5/7/12		4,780	4,780
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	(4)	5,000	5,625
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16		9,120	10,532
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17		16,555	19,540
San Francisco CA City & County International Airport Revenue VRDO	0.240%	5/7/12	LOC	9,200	9,200
1 San Mateo County CA Community College District GO TOB VRDO	0.250%	5/7/12		15,130	15,130
1 Sonoma County CA Junior College District GO TOB VRDO	0.350%	5/7/12		3,440	3,440
Southern California Public Power Authority Revenue	5.000%	7/1/18		2,000	2,428
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17		9,895	11,810
1 Sweetwater CA Unified School District GO TOB VRDO	0.270%	5/7/12	(13)	13,600	13,600
1 Torrance CA Hospital Revenue (Torrance Memorial Medical Center) TOB VRDO	0.250%	5/7/12	LOC	5,400	5,400
University of California Revenue	5.000%	5/15/12	(14)	3,000	3,006
University of California Revenue	5.000%	5/15/17		2,250	2,695
University of California Revenue	5.000%	5/15/18		2,000	2,433
University of California Revenue	5.000%	5/15/19		4,435	5,463
1 University of California Revenue TOB VRDO	0.250%	5/7/12		4,600	4,600
Ventura County CA Public Financing Authority COP	5.000%	8/15/16		2,750	3,153
					1,900,639
Colorado (1.3%)
2 Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18		3,080	3,702
Colorado Department of Transportation Revenue	5.000%	12/15/15	(14)	3,000	3,466
Colorado Education Loan Program Revenue TOB VRDO	0.250%	5/1/12		13,000	13,000
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.240%	5/1/12	LOC	3,225	3,225
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16		5,000	5,784
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.240%	5/7/12		25,050	25,050
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		3,165	3,563
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		6,415	7,221
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		3,715	4,303
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		7,920	9,173
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.240%	5/7/12		18,755	18,755
Denver CO City & County Airport Revenue	5.000%	11/15/14		1,840	2,034
Denver CO City & County Airport Revenue	5.000%	11/15/16		2,500	2,904
E-470 Public Highway Authority Colorado Revenue PUT	5.000%	9/2/13	(14)	11,485	11,992
3 E-470 Public Highway Authority Colorado Revenue PUT	2.970%	9/1/14		16,500	16,504
Jefferson County CO School District GO	5.000%	12/15/12	(2)	3,500	3,604
Jefferson County CO School District GO	5.000%	12/15/17	(4)	7,985	9,160
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/16	(Prere.)	22,500	26,770
University of Colorado Enterprise System Revenue	5.000%	6/1/18		2,000	2,433
University of Colorado Enterprise System Revenue	5.000%	6/1/19		2,500	3,083
University of Colorado Enterprise System Revenue	5.000%	6/1/19		1,000	1,233
University of Colorado Hospital Authority Revenue	5.000%	11/15/13		1,960	2,064
University of Colorado Hospital Authority Revenue	5.000%	11/15/14		1,000	1,081
University of Colorado Hospital Authority Revenue	5.000%	11/15/16		1,290	1,443
University of Colorado Hospital Authority Revenue VRDO	0.270%	5/7/12	LOC	21,390	21,390
University of Colorado Hospital Authority Revenue VRDO	0.270%	5/7/12	LOC	5,000	5,000
					207,937
Connecticut (1.7%)
Connecticut GO	5.000%	3/15/13		10,000	10,415
Connecticut GO	5.000%	12/1/13	(14)	3,930	4,221
Connecticut GO	5.000%	1/1/14		18,250	19,648

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Connecticut GO	5.000%	1/1/15		14,710	16,467
Connecticut GO	5.250%	11/1/15		1,000	1,159
Connecticut GO	5.000%	12/1/15	(14)	10,035	10,933
Connecticut GO	5.000%	1/1/16		30,000	34,618
Connecticut GO	5.000%	3/1/16		4,705	5,456
Connecticut GO	5.000%	5/1/16		10,000	11,651
3 Connecticut GO	0.900%	5/15/16		8,300	8,300
Connecticut GO	5.000%	4/1/17		1,165	1,391
3 Connecticut GO	1.020%	5/15/17		20,000	20,000
Connecticut GO	5.000%	12/1/17		15,000	17,729
3 Connecticut GO	1.130%	4/15/18		4,500	4,500
Connecticut GO	5.000%	11/1/18		1,000	1,227
3 Connecticut GO	1.350%	4/15/19		6,000	6,000
3 Connecticut GO PUT	1.600%	3/1/18		17,500	17,712
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17		2,090	2,385
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18		3,500	4,023
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19		4,270	4,897
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15		1,975	2,189
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16		5,085	5,725
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17		2,365	2,707
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13		6,625	6,817
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15		20,810	23,336
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.290%	5/7/12		10,335	10,335
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14		5,270	5,695
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16		5,300	6,135
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16	(2)	7,745	9,166
					274,837
Delaware (0.3%)
Delaware GO	5.000%	1/1/13		9,450	9,753
Delaware GO	5.000%	8/1/14	(Prere.)	5,000	5,519
Delaware GO	5.000%	10/1/18		3,540	4,399
Delaware Health Facilities Authority Revenue (Christiana Care Health Services) VRDO	0.230%	5/7/12		4,000	4,000
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/14		4,070	4,475
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16		4,485	5,268
University of Delaware Revenue PUT	0.850%	6/4/13		8,000	8,055
					41,469
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/12	(4)	2,500	2,511
District of Columbia GO	5.000%	6/1/13	(4)	4,000	4,199
District of Columbia GO	5.000%	6/1/13	(Prere.)	5,000	5,251
District of Columbia GO	5.000%	6/1/13	(Prere.)	4,900	5,146
3 District of Columbia Income Tax Revenue	0.600%	12/1/13		10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18		5,500	6,770
1 District of Columbia Income Tax Revenue TOB VRDO	0.250%	5/7/12		7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.430%	5/7/12	LOC	39,200	39,200
District of Columbia Revenue (Washington Drama Society) VRDO	0.260%	5/7/12	LOC	13,900	13,900
3 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.730%	6/1/15		7,300	7,301
3 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.830%	6/1/16		6,000	6,001
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/13		3,000	3,158
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15		3,375	3,810
					115,172
Florida (5.5%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/14		4,390	4,715
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15		5,000	5,467
2 Broward County FL School Board COP	5.000%	7/1/18		4,400	5,135
2 Broward County FL School Board COP	5.000%	7/1/19		8,140	9,512
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.250%	5/7/12		5,665	5,665
1 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.250%	5/7/12	LOC	4,300	4,300
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14		15,000	16,341
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/15	(14)	11,000	12,093
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		40,000	44,268
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		5,000	5,533
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		15,000	16,761
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		15,000	17,104
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18		6,000	6,773
Clay County FL Sales Surtax Revenue	5.000%	10/1/13	(12)	7,025	7,388
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.750%	6/15/12		5,500	5,509
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15		3,750	3,764
Florida Board of Education Lottery Revenue	5.000%	7/1/12		7,630	7,692
Florida Board of Education Lottery Revenue	5.000%	7/1/13		8,010	8,450

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Florida Board of Education Lottery Revenue	5.000%	7/1/14		8,410	9,240
Florida Board of Education Lottery Revenue	5.000%	7/1/15	(14)	9,555	10,855
Florida Board of Education Lottery Revenue	5.000%	7/1/15		8,830	10,031
Florida Board of Education Lottery Revenue	5.000%	7/1/16		7,500	8,766
Florida Board of Education Lottery Revenue	5.000%	7/1/17		2,500	2,982
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/16		5,065	5,368
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17		13,700	16,417
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18		3,615	4,406
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18		11,240	13,698
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12		4,000	4,000
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12		20,000	20,171
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13		5,820	6,128
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14		6,110	6,682
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15		6,415	7,227
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18		8,585	10,237
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19		9,015	10,856
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.250%	7/1/12		37,600	37,917
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14		22,000	23,894
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15		20,000	22,300
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15		2,135	2,394
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16		3,290	3,765
Florida Turnpike Authority Revenue	5.000%	7/1/15	(4)	5,000	5,309
Florida Turnpike Authority Revenue	5.000%	7/1/16		3,480	4,035
Florida Turnpike Authority Revenue	5.000%	7/1/17	(4)	20,000	21,235
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14		2,000	2,213
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16		2,000	2,304
1 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.260%	5/7/12	(13)	9,365	9,365
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/14		2,000	2,190
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16		2,505	2,885
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.150%	9/1/13		8,000	8,446
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16		4,675	5,490
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16		1,500	1,762
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17		1,000	1,195
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.260%	5/7/12		42,410	42,410
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.260%	5/7/12		31,325	31,325
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13		1,185	1,259
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16		1,185	1,369
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16	(4)	3,750	4,370
Lee Memorial Health System Florida Hospital Revenue VRDO	0.250%	5/7/12	LOC	6,440	6,440
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.260%	5/7/12	(4)	11,500	11,500
Miami-Dade County FL Health Facilities Authority Hospital Revenue
(Miami Children’s Hospital) PUT	4.550%	8/1/13	(14)	5,000	5,195
Miami-Dade County FL School Board COP	5.000%	5/1/15	(12)	4,000	4,444
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14		8,500	9,053
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16		7,000	7,713
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.350%	5/7/12	(4)	3,800	3,800
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16		1,000	1,114
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.300%	5/7/12	LOC	29,400	29,400
2 Orange County FL School Board COP	5.000%	8/1/15		2,000	2,255
2 Orange County FL School Board COP	5.000%	8/1/16		700	805
2 Orange County FL School Board COP	5.000%	8/1/17		1,500	1,737
2 Orange County FL School Board COP	5.000%	8/1/18		1,400	1,640
2 Orange County FL School Board COP	5.000%	8/1/19		1,765	2,090
Orange County FL School Board COP VRDO	0.260%	5/7/12	LOC	15,265	15,265
Orange County FL Tourist Development Revenue	5.000%	10/1/14		8,715	9,494
Orange County FL Tourist Development Revenue	5.000%	10/1/16		16,260	18,561
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.250%	5/7/12	LOC	26,000	26,000
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15		3,365	3,848
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15		3,500	4,002
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16		5,250	6,172
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17		3,000	3,600
Palm Beach County FL Airport System Revenue	5.750%	10/1/14	(ETM)	2,060	2,320
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/14	(14)	16,300	18,260
Palm Beach County FL School Board COP	5.375%	8/1/12	(Prere.)	4,430	4,487
Palm Beach County FL School Board COP	5.375%	8/1/12	(Prere.)	4,500	4,558
1 Palm Beach County FL School Board COP TOB VRDO	0.230%	5/7/12		11,315	11,315
South Broward FL Hospital District Revenue	5.625%	5/1/12	(Prere.)	9,000	9,091

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
South Florida Water Management District COP	5.000%	10/1/12	(2)	2,150	2,189
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/12		3,000	3,041
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13	(Prere.)	7,755	8,045
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.500%	2/1/13	(Prere.)	10,000	10,393
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/13		2,500	2,643
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.350%	5/7/12		20,000	20,000
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/15		10,000	11,064
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.250%	5/7/12	LOC	5,000	5,000
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16		3,000	3,452
					860,952
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18		2,500	2,934
Atlanta GA Airport Revenue	5.000%	1/1/18		8,500	10,070
2 Atlanta GA Airport Revenue	5.000%	1/1/18		500	592
2 Atlanta GA Airport Revenue	5.000%	1/1/20		1,205	1,452
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14		5,000	5,514
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16		9,385	10,939
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13		2,250	2,284
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14		4,500	4,527
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14		5,500	5,533
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15		5,500	5,529
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15		8,500	8,503
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.260%	5/7/12	LOC	10,000	10,000
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17		1,250	1,449
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18		1,000	1,181
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18		1,000	1,206
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19		1,300	1,588
Gainesville & Hall County GA Development Authority Revenue
(Hall County Sewage Treatment Facility Project) VRDO	0.340%	5/7/12	LOC	7,000	7,000
Georgia GO	3.500%	1/1/13		8,315	8,498
Georgia GO	5.000%	4/1/13		10,815	11,289
Georgia GO	5.500%	7/1/14		4,000	4,444
Georgia GO	4.000%	1/1/15		2,110	2,310
Georgia GO	5.000%	7/1/16		9,500	11,188
Georgia GO	5.000%	7/1/16		5,000	5,889
Georgia GO	5.000%	7/1/16		20,000	23,555
Georgia GO	5.500%	7/1/16		5,000	5,529
Georgia GO	5.000%	10/1/16		1,910	2,267
Georgia GO	5.000%	7/1/17		13,695	16,571
Georgia GO	5.000%	7/1/17		2,840	3,436
Georgia GO	5.000%	7/1/18		23,075	28,498
Georgia GO	5.000%	7/1/18		2,340	2,890
Georgia GO	4.000%	11/1/18		11,000	12,997
Georgia GO	5.000%	7/1/19		8,200	10,283
Georgia Road & Tollway Authority GAN	5.000%	6/1/13	(4)	4,885	5,133
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14		16,000	17,502
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16		6,000	7,121
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18		18,240	22,654
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16		8,000	9,336
Gwinnett County GA School District GO	5.000%	2/1/13		10,000	10,358
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17		1,675	2,029
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18		4,335	5,358
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/14		5,000	5,378
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16		10,310	11,062
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17		6,910	7,779
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) PUT	2.500%	3/1/13		7,500	7,591
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16		5,285	6,010
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17		1,500	1,774
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18		1,250	1,495

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.000%	1/1/15		2,060	2,283
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19		1,730	2,114
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/14		4,995	5,355
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15		3,685	4,084
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17		8,165	9,489
Savannah GA Economic Development Authority Pollution Control Revenue
(International Paper Co. Projects)	5.100%	8/1/14		3,000	3,222
					377,072
Hawaii (0.7%)
Hawaii GO	5.000%	7/1/12	(2)	23,735	23,930
Hawaii GO	5.000%	5/1/14	(Prere.)	9,840	10,755
Hawaii GO	5.000%	6/1/16	(ETM)	3,115	3,664
Hawaii GO	5.000%	6/1/16		13,920	16,300
Hawaii GO	5.000%	12/1/18		17,250	21,245
Hawaii GO	5.000%	12/1/19		5,000	6,239
1 Hawaii GO TOB VRDO	0.250%	5/7/12		11,245	11,245
Hawaii Highway Revenue	5.500%	7/1/18		2,000	2,490
Hawaii Highway Revenue	5.000%	1/1/20		1,000	1,235
Honolulu HI City & County GO	5.000%	7/1/12	(14)	4,320	4,355
Honolulu HI City & County GO	5.000%	8/1/17		4,130	4,976
Honolulu HI City & County GO	5.000%	8/1/18		2,715	3,325
					109,759
Idaho (0.1%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.250%	5/7/12		15,955	15,955
Idaho Housing & Finance Association RAN	5.000%	7/15/13		4,070	4,286
					20,241
Illinois (2.9%)
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/13	(14)	13,400	13,179
Chicago IL Board of Education GO	5.000%	12/1/14		1,545	1,712
Chicago IL Board of Education GO	5.000%	12/1/16		2,500	2,910
1 Chicago IL Board of Education GO TOB VRDO	0.350%	5/7/12	(4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14	(4)	37,590	40,202
Chicago IL GO	5.000%	1/1/14	(Prere.)	4,135	4,456
Chicago IL GO	5.500%	1/1/16	(4)	6,070	6,941
Chicago IL GO	5.000%	1/1/19		5,000	5,705
Chicago IL GO	5.000%	1/1/19	(4)	4,645	5,132
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18		5,000	6,116
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/13	(4)	4,200	4,318
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/14	(4)	4,035	4,304
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17		7,500	8,701
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.330%	5/7/12	LOC	24,105	24,105
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.400%	5/7/12	(4)	21,135	21,135
1 Illinois Educational Facilities Authority Revenue (Northwestern University) TOB VRDO	0.250%	5/7/12		6,935	6,935
1 Illinois Educational Facilities Authority Revenue (Northwestern University) TOB VRDO	0.260%	5/7/12		3,700	3,700
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14		5,000	5,241
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15		5,000	5,072
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14		2,875	2,908
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15		2,500	2,566
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19		5,000	5,000
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19		21,795	26,048
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15		10,000	11,100
2 Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17		2,500	2,921
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17		1,500	1,663
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16		4,270	4,804
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/14		5,500	6,018
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16		1,500	1,654
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17		2,500	2,801
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.450%	5/7/12	(4)	19,300	19,300
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.450%	5/7/12	(4)	9,900	9,900
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,206
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13	(4)	4,300	4,431
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13	(4)	4,275	4,406
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17		3,075	3,312
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15		1,500	1,681
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19		1,745	2,162
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20		7,000	8,747
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.230%	5/7/12		16,000	16,000
Illinois GO	5.500%	8/1/14	(14)	8,295	9,088
Illinois GO	5.000%	3/1/19		6,500	7,289
Illinois GO	5.000%	3/1/20		4,000	4,473

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14		4,450	4,747
	Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.240%	5/7/12		13,400	13,400
	Illinois Sales Tax Revenue	5.250%	6/15/12		2,000	2,012
	Illinois Sales Tax Revenue	5.000%	6/15/15		10,110	11,432
	Illinois Sales Tax Revenue	5.000%	6/15/16		10,000	11,619
	Illinois Toll Highway Authority Revenue	5.000%	1/1/15	(4)	17,970	19,793
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14		10,000	10,765
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15		5,000	5,507
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16		10,000	11,205
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17		6,000	6,761
1	University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.320%	5/7/12	(14)	9,455	9,455
	Winnebago & Boone Counties IL School District GO	5.000%	2/1/13	(2)	5,000	5,130
						449,163
Indiana (1.5%)
	Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16		4,810	5,461
	Indiana Finance Authority Facilities Revenue (Indiana Government Center South)	5.000%	7/1/12		13,725	13,830
	Indiana Finance Authority Facilities Revenue (Miami Correctional Facility)	5.000%	7/1/13		6,620	6,942
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/13		3,000	3,182
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14		3,485	3,819
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15		2,515	2,821
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15		3,570	4,004
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/16		3,000	3,439
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18		10,445	12,012
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19		5,000	5,757
	Indiana Finance Authority Lease Revenue	5.000%	11/1/13		10,585	11,267
	Indiana Finance Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12		10,000	10,004
	Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.240%	5/1/12		2,000	2,000
	Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.270%	5/1/12		8,500	8,500
	Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.210%	5/7/12		9,600	9,600
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17		7,625	9,051
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18		1,000	1,178
	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) PUT	4.100%	11/3/16		10,000	11,083
1	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) TOB VRDO	0.250%	5/1/12		600	600
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13		3,750	3,923
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15		14,825	16,696
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16		2,695	3,111
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17		7,000	7,040
	Indiana Municipal Power Agency Revenue	5.250%	1/1/15	(14)	3,190	3,278
	Indiana Municipal Power Agency Revenue	5.000%	1/1/18		1,500	1,764
	Indiana University Student Fee Revenue	5.000%	8/1/17		1,000	1,204
	Indiana University Student Fee Revenue	5.000%	6/1/18		1,000	1,220
	Indiana University Student Fee Revenue	5.000%	8/1/18		4,000	4,896
	Indiana University Student Fee Revenue	5.000%	6/1/19		1,500	1,856
1,3	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.340%	7/1/14		676	666
1,3	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.460%	7/1/16		5,637	5,538
	Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16		1,500	1,726
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16		1,300	1,523
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17		1,000	1,198
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14		11,000	12,016
1	Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.260%	5/7/12		14,210	14,210
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17		5,000	5,818
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14		28,000	29,186
						241,419
Iowa (0.1%)
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/14	(12)	2,800	2,998
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/15	(12)	2,395	2,642
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16	(12)	1,655	1,875
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/14		1,065	1,157
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16		2,320	2,628
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17		1,300	1,513
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15		5,620	6,265
						19,078

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Kansas (0.4%)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/13		32,590	34,635
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17		1,000	1,136
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18		1,035	1,187
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19		1,150	1,321
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15		2,895	3,198
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		5,615	6,351
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		5,670	6,581
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/12		1,525	1,549
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/14		1,470	1,620
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15		2,000	2,220
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15		4,000	4,476
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17		1,130	1,297
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18		2,250	2,610
					68,181
Kentucky (0.7%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/12	(14)	13,065	13,272
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14		17,000	18,693
Kentucky Property & Building Commission Revenue	5.250%	10/1/15	(4)	40,000	45,758
Kentucky Property & Building Commission Revenue	5.250%	10/1/16	(4)	6,100	7,182
Kentucky Property & Building Commission Revenue	5.000%	11/1/16		5,340	6,250
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18		2,500	3,033
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	5.625%	12/3/12		10,000	10,287
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/12		810	817
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/13		855	887
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/16		990	1,087
					107,266
Louisiana (0.7%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.250%	6/1/14	(2)	5,000	5,400
3 Louisiana Gasoline & Fuel Tax Revenue PUT	1.000%	6/1/13		25,000	25,027
1 Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.250%	5/7/12		15,000	15,000
Louisiana GO	0.969%	5/1/12		10,000	10,017
Louisiana GO	5.250%	8/1/16	(14)	5,000	5,735
Louisiana Housing Finance Agency Single Family Mortgage Revenue
(Home Ownership Program)	5.850%	6/1/38		3,925	4,200
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13		5,000	5,048
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14		3,500	3,561
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15		5,000	5,053
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) VRDO	0.250%	5/7/12	LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15	(4)	1,320	1,456
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15		2,250	2,311
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/13		2,675	2,762
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/14		3,950	4,183
					103,653
Maine (0.1%)
Maine GO	5.000%	7/15/12	(2)	8,055	8,137
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.250%	5/7/12	LOC	8,400	8,400
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/13		2,090	2,221
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16		4,225	4,971
					23,729
Maryland (2.4%)
Baltimore County MD GO	5.000%	2/1/18		2,900	3,547
Baltimore County MD GO	5.000%	2/1/18		9,000	11,007
Howard County MD GO	5.000%	8/15/19		5,000	6,284
Maryland Department of Transportation Revenue	4.000%	5/15/15		6,250	6,925
Maryland Department of Transportation Revenue	5.000%	5/1/18		3,000	3,681
Maryland Department of Transportation Revenue	5.000%	5/1/19		14,000	17,443
Maryland GO	5.000%	8/1/14		10,000	11,041
Maryland GO	5.000%	3/1/16		10,000	11,645

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Maryland GO	5.000%	11/1/16		15,100	17,966
Maryland GO	5.000%	3/15/17		23,445	28,146
Maryland GO	5.000%	8/1/17		5,070	6,148
Maryland GO	5.000%	8/1/17		26,445	32,068
Maryland GO	5.000%	8/1/17		5,000	6,063
Maryland GO	5.000%	8/1/17		8,495	10,301
Maryland GO	5.000%	3/1/18		1,150	1,409
Maryland GO	5.250%	3/1/18		2,400	2,975
Maryland GO	5.000%	8/1/18		23,960	29,647
Maryland GO	5.000%	11/1/18		2,175	2,706
Maryland GO	5.000%	3/1/19		10,000	12,462
Maryland GO	5.000%	11/1/19		4,265	5,380
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/13		3,000	3,142
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/17		1,500	1,739
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/18		1,400	1,644
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/19		1,400	1,644
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/13		2,395	2,502
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/14		3,150	3,394
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/15		5,900	6,496
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.280%	5/7/12	LOC	4,200	4,200
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/13		9,085	9,588
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/14		9,615	10,572
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15		9,995	11,391
Maryland Transportation Authority GAN	5.000%	3/1/14		8,000	8,695
Montgomery County MD GO	5.000%	5/1/14		12,310	13,456
Montgomery County MD GO	5.000%	7/1/18		32,050	39,582
Montgomery County MD GO	5.000%	11/1/19		2,740	3,457
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/13		4,200	4,372
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/14		8,500	9,144
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16		2,630	2,982
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17		4,000	4,827
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18		2,320	2,858
					372,529
Massachusetts (3.5%)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/12	(Prere.)	3,395	3,422
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.600%	5/7/12		19,976	19,976
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14		5,000	5,263
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14		2,500	2,631
Massachusetts Development Finance Agency Revenue (College of the Holy Cross) VRDO	0.290%	5/1/12	LOC	9,900	9,900
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16		40,500	41,342
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20		800	980
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16		6,000	6,791
Massachusetts GO	5.000%	8/1/12		4,945	5,005
Massachusetts GO	5.000%	9/1/12		8,000	8,130
Massachusetts GO	5.500%	11/1/12	(4)	9,000	9,241
3 Massachusetts GO	0.630%	2/1/13		35,000	35,000
3 Massachusetts GO	0.730%	2/1/14		15,000	15,000
Massachusetts GO	5.000%	8/1/14		11,965	13,203
Massachusetts GO	5.000%	8/1/14		11,635	12,839
Massachusetts GO	5.000%	11/1/14		2,350	2,618
Massachusetts GO	5.000%	3/1/15	(Prere.)	3,840	4,329
Massachusetts GO	5.000%	8/1/15	(4)	10,000	11,435
3 Massachusetts GO	0.730%	2/1/16		15,645	15,645
Massachusetts GO	5.000%	10/1/16		6,800	8,044
Massachusetts GO	5.000%	10/1/17		23,000	27,812
Massachusetts GO	5.500%	12/1/17	(14)	3,255	4,039
Massachusetts GO	5.000%	10/1/18		24,000	29,468
Massachusetts GO	5.500%	10/1/18	(4)	10,200	12,837
Massachusetts GO	5.000%	12/1/18		30,000	36,948
Massachusetts GO	5.500%	12/1/19	(14)	9,160	11,756
Massachusetts GO VRDO	0.300%	5/1/12		4,300	4,300
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16		6,250	6,387
Massachusetts Health & Educational Facilities Authority Revenue
(Baystate Medical Center) VRDO	0.220%	5/7/12	LOC	6,000	6,000
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/13		2,000	2,123
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/14		2,945	3,237

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17		5,000	5,875
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14		5,000	5,166
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16		2,000	2,320
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.230%	5/7/12		15,400	15,400
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.230%	5/7/12		34,000	34,000
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/15		2,500	2,788
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17		7,500	8,632
Massachusetts Port Authority Revenue	5.500%	7/1/16	(4)	6,000	7,043
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14	(Prere.)	10,000	10,813
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14	(Prere.)	4,550	4,958
Massachusetts Special Obligation Revenue	5.500%	6/1/12		10,000	10,046
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/13		4,000	4,249
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17		1,500	1,817
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.740%	5/7/12	(4)LOC	27,630	27,630
Massachusetts Water Resources Authority Revenue VRDO	0.240%	5/7/12		19,700	19,700
University of Massachusetts Building Authority Revenue	5.000%	11/1/16		7,555	8,920
					545,058
Michigan (1.8%)
Clarkston MI Community School GO	5.000%	5/1/14	(4)	5,180	5,625
Detroit MI GO	5.000%	4/1/13	(12)	9,345	9,583
Detroit MI GO	5.000%	4/1/14	(12)	2,735	2,862
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/16		1,050	1,198
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/17		1,500	1,753
Michigan Building Authority Revenue	5.000%	10/15/12	(2)	5,615	5,730
Michigan Building Authority Revenue	5.250%	10/15/16	(4)	7,200	7,649
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17		1,150	1,324
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18		500	611
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19		1,500	1,856
Michigan GO	5.000%	5/1/14		12,000	13,078
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17		5,000	5,903
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/12		17,000	17,002
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13		15,000	15,139
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14		20,000	20,782
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17		12,845	12,770
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15		2,000	2,240
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16		6,140	6,841
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15		1,000	1,132
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17		5,000	6,076
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.260%	5/7/12		1,330	1,330
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15		2,315	2,661
Michigan State University Board of Trustees General Revenue VRDO	0.250%	5/7/12		26,575	26,575
Michigan State University Revenue	5.000%	8/15/13		6,620	7,021
Michigan State University Revenue	5.000%	2/15/14		5,385	5,827
Michigan State University Revenue	5.000%	8/15/14		7,005	7,731
Michigan State University Revenue	5.000%	2/15/15		3,910	4,392
Michigan State University Revenue	5.000%	8/15/15		1,000	1,143
Michigan State University Revenue	5.000%	2/15/17		6,135	7,281
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16		7,425	8,504
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16		20,000	20,360
Michigan Trunk Line Revenue	5.000%	9/1/12	(4)	13,015	13,224
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16		5,000	5,561
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16		2,385	2,589
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17		2,880	3,157
University of Michigan University Revenue	5.250%	12/1/12		8,500	8,739
University of Michigan University Revenue	4.000%	4/1/16		10,650	11,938
University of Michigan University Revenue	4.000%	4/1/17		11,385	13,025
					290,212
Minnesota (1.4%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14		1,000	1,060
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15		1,245	1,351
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15		1,700	1,920
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16		1,900	2,184
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.290%	5/1/12	(4)	31,300	31,300
Minneapolis MN Health Care System Revenue (Allina Health System)	5.750%	11/15/12	(Prere.)	39,000	40,164
Minneapolis MN Health Care System Revenue (Allina Health System)	6.000%	11/15/12	(Prere.)	4,000	4,125
Minnesota 911 Revenue	5.000%	6/1/18		2,320	2,823

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Minnesota GO	4.000%	12/1/13		3,900	4,130
Minnesota GO	5.000%	12/1/13	(ETM)	10,615	11,403
Minnesota GO	5.000%	8/1/14		6,970	7,690
Minnesota GO	5.000%	12/1/14		8,145	9,103
Minnesota GO	5.000%	12/1/15		8,145	9,422
Minnesota GO	5.000%	10/1/16		5,000	5,929
Minnesota GO	5.000%	12/1/16		8,150	9,713
Minnesota GO	5.000%	8/1/18		3,825	4,722
Minnesota GO	5.000%	8/1/18		3,000	3,704
Minnesota GO	5.000%	8/1/18		8,375	10,340
Minnesota GO	5.000%	11/1/19		2,000	2,516
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.240%	5/7/12		11,450	11,450
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18		8,500	10,358
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15		1,170	1,301
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16		1,250	1,419
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17		1,000	1,158
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/13		7,825	8,206
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/14		5,250	5,696
University of Minnesota Revenue	5.000%	8/1/17		3,215	3,859
University of Minnesota Revenue	5.000%	12/1/17		10,000	12,163
					219,209
Mississippi (0.4%)
DeSoto County MS School District GO	5.000%	5/1/18		10,340	12,562
DeSoto County MS School District GO	5.000%	5/1/19		8,000	9,833
Mississippi GO	5.250%	11/1/14		8,970	10,039
Mississippi GO	5.000%	11/1/15	(14)	7,475	8,603
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/12		1,000	1,012
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15		1,500	1,649
1 Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care) TOB VRDO	0.310%	5/7/12		2,525	2,525
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services)	5.000%	10/1/17		2,500	2,940
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.230%	5/7/12		6,420	6,420
					55,583
Missouri (0.5%)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/13	(Prere.)	15,320	16,395
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17		3,270	3,966
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18		1,445	1,781
Missouri Development Finance Board Cultural Facilities Revenue
(Kauffman Center Performing) VRDO	0.320%	5/1/12		2,600	2,600
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.260%	5/7/12	LOC	5,500	5,500
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.300%	5/7/12	LOC	8,200	8,200
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12		10,000	10,005
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13		15,645	15,973
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17		2,000	2,268
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18		4,000	4,571
					71,259
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		5,870	6,621
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		5,305	6,136
					12,757
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15		5,000	5,322
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19		1,500	1,805
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20		1,350	1,634
1 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.250%	5/7/12		9,275	9,275
Nebraska Public Power District Revenue	4.000%	1/1/15		1,000	1,090
Nebraska Public Power District Revenue	5.000%	1/1/16		1,000	1,148
Nebraska Public Power District Revenue	5.000%	1/1/17		1,000	1,173
Nebraska Public Power District Revenue	5.000%	1/1/18		1,500	1,790
Nebraska Public Power District Revenue	5.000%	1/1/19		1,000	1,208
1 Nebraska Public Power District Revenue TOB VRDO	0.240%	5/7/12	(4)	14,925	14,925
Omaha NE Public Power District Electric Revenue	5.500%	2/1/14		2,645	2,795
					42,165
Nevada (0.9%)
Clark County NV Airport BAN	5.000%	7/1/12		20,000	20,145
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/13		6,355	6,655

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/14		6,100	6,619
Clark County NV School District GO	5.000%	6/15/12		10,115	10,176
Clark County NV School District GO	5.000%	6/15/12	(14)	5,380	5,412
Clark County NV School District GO	5.000%	6/15/13	(14)	16,050	16,884
Clark County NV School District GO	5.000%	6/15/14	(14)	9,680	10,600
Clark County NV School District GO	5.000%	6/15/14		4,000	4,380
Clark County NV School District GO	5.000%	6/15/15	(4)	17,760	20,082
Clark County NV School District GO	5.000%	6/15/15	(2)	5,020	5,676
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.000%	7/1/14		8,000	8,692
Nevada GO	5.000%	12/1/12	(4)	11,165	11,477
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/12	(14)	14,495	14,884
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.500%	12/1/14	(14)	5,905	6,615
					148,297
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15		2,475	2,666
Manchester NH General Airport Revenue	5.000%	1/1/15		1,470	1,583
New Hampshire GO	5.000%	8/15/17		3,200	3,856
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.000%	7/1/14		8,430	9,229
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16		4,280	5,039
					22,373
New Jersey (4.9%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12	(4)	6,260	6,418
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.625%	12/3/12		4,625	4,676
New Jersey Building Authority Revenue	5.000%	6/15/12		11,465	11,532
New Jersey Building Authority Revenue	5.000%	6/15/14		6,790	7,393
New Jersey Building Authority Revenue	5.000%	6/15/15		7,650	8,602
New Jersey COP	5.000%	6/15/16		6,695	7,642
2 New Jersey Economic Development Authority Revenue	5.000%	3/1/18		14,425	16,968
2 New Jersey Economic Development Authority Revenue	5.000%	3/1/19		29,800	35,504
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.220%	5/1/12	LOC	2,200	2,200
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18		3,235	3,692
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14	(Prere.)	30,500	34,142
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/15		2,525	2,755
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/16		2,905	3,213
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17		3,525	3,926
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/13	(ETM)	14,670	15,254
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13	(Prere.)	25,000	26,572
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/14		14,565	15,687
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16		37,500	43,827
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17		7,500	8,845
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17		6,450	7,607
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14	(4)	10,000	10,952
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/14		11,165	12,098
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/15		11,255	12,600
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17		5,095	6,182
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18		5,345	6,623
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18		2,500	2,836
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.000%	12/1/14		5,015	5,518
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14		7,000	7,577
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15		5,420	6,050
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17		2,625	3,039
New Jersey GO	5.000%	8/15/16		12,120	14,232
New Jersey GO	5.000%	8/15/17		11,660	13,963
1 New Jersey GO TOB VRDO	0.250%	5/1/12		24,400	24,400
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/12		6,955	7,005
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17		2,595	2,894
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/18		3,525	3,984
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/18		2,000	2,325
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/19		2,000	2,324

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
1 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.400%	5/7/12	(12)	9,565	9,565
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13		2,500	2,652
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/14		12,655	13,754
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15		15,860	17,350
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15		2,500	2,783
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16		3,810	4,310
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16		9,990	11,330
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14	(ETM)	60	66
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14		6,480	7,070
New Jersey TRAN	2.000%	6/21/12		33,000	33,084
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/12	(14)	4,200	4,225
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	12/15/12	(4)	8,000	8,276
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/13	(14)	22,380	24,096
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15	(Prere.)	19,130	21,811
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17		10,000	11,832
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17		7,500	8,874
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18		2,500	2,962
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18		15,810	18,875
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19		2,815	3,375
1 New Jersey Turnpike Authority Revenue TOB VRDO	0.250%	5/7/12	LOC	20,110	20,110
Tobacco Settlement Financing Corp. New Jersey Revenue	4.250%	6/1/12		5,000	5,010
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/12	(Prere.)	10,200	10,242
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/12	(Prere.)	50,755	50,996
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12	(Prere.)	810	814
Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13	(Prere.)	18,515	19,697
Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13	(Prere.)	10,000	10,532
Tobacco Settlement Financing Corp. New Jersey Revenue	6.750%	6/1/13	(Prere.)	7,815	8,356
Tobacco Settlement Financing Corp. New Jersey Revenue	7.000%	6/1/13	(Prere.)	17,705	18,977
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15		2,000	2,119
					764,200
New Mexico (0.9%)
Albuquerque NM GO	5.000%	7/1/12	(2)	11,350	11,443
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	4.000%	8/1/12	(3)	8,000	8,048
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16		10,000	11,041
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16		7,000	7,760
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17		5,000	5,577
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17		9,000	10,805
New Mexico GO	5.000%	3/1/13		8,000	8,316
New Mexico GO	5.000%	3/1/13		10,000	10,395
New Mexico GO	5.000%	3/1/14		7,000	7,590
New Mexico GO	5.000%	3/1/16		19,290	22,400
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) TOB VRDO	0.250%	5/7/12		6,660	6,660
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.250%	5/7/12		27,945	27,945
New Mexico Severance Tax Revenue	5.000%	7/1/12		1,550	1,563
New Mexico Severance Tax Revenue	5.000%	7/1/17		6,015	7,229
					146,772
New York (12.5%)
Albany NY Industrial Development Agency Civic Facility Revenue
(Albany Medical Center Hospital Project) VRDO	0.350%	5/7/12	LOC	4,505	4,505
Battery Park City NY Authority Revenue	5.250%	11/1/16		14,275	15,301
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16		1,195	1,336
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/14		2,000	2,172
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		3,635	4,077
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17		3,000	3,525
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17		1,125	1,322
Hempstead NY GO	3.000%	4/15/15		5,260	5,658
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/12	(14)	48,900	48,906
Long Island NY Power Authority Electric System Revenue	5.250%	6/1/13		15,690	16,494
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18		2,000	2,363
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19		1,500	1,793
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.230%	5/7/12		26,100	26,100
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.240%	5/7/12		25,550	25,550
Nassau County NY TAN	2.500%	9/30/12		15,000	15,135
New York City NY Cultural Resources Revenue (American Museum of Natural History) VRDO	0.300%	5/1/12		1,000	1,000

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York City NY Cultural Resources Revenue (Asia Society) VRDO	0.240%	5/7/12	LOC	4,640	4,640
New York City NY Cultural Resources Revenue (Juilliard School) PUT	2.750%	7/1/12		8,000	8,034
New York City NY GO	5.000%	8/1/12		8,450	8,552
New York City NY GO	5.000%	8/1/12		8,000	8,097
New York City NY GO	5.750%	8/1/12	(Prere.)	35	36
New York City NY GO	5.000%	8/15/13		2,690	2,853
New York City NY GO	5.000%	8/1/14	(Prere.)	35	39
New York City NY GO	5.000%	8/1/14		25,000	27,490
New York City NY GO	5.750%	8/1/14	(2)	7,750	7,855
New York City NY GO	5.000%	8/15/14		12,890	14,194
New York City NY GO	5.000%	9/1/14		16,860	18,595
New York City NY GO	5.000%	8/1/15		10,815	12,300
New York City NY GO	5.000%	8/1/15		7,970	8,744
New York City NY GO	5.000%	8/1/15		26,260	29,867
New York City NY GO	5.000%	8/15/15		17,910	20,393
New York City NY GO	5.000%	9/1/15		21,325	24,312
New York City NY GO	5.000%	2/1/16		1,000	1,150
New York City NY GO	5.000%	3/1/16		10,795	12,447
New York City NY GO	5.000%	3/1/16		2,500	2,883
New York City NY GO	5.000%	4/1/16		3,500	4,046
New York City NY GO	5.000%	8/1/16		1,000	1,167
New York City NY GO	5.000%	8/1/16		1,000	1,167
New York City NY GO	5.000%	8/1/16		27,500	32,093
New York City NY GO	5.000%	8/1/16		7,150	8,344
New York City NY GO	5.000%	8/1/16		5,000	5,835
New York City NY GO	5.000%	8/1/17		13,590	16,221
New York City NY GO	5.000%	8/1/17		9,750	11,638
New York City NY GO	5.000%	8/1/17		13,470	16,078
New York City NY GO	5.000%	8/1/17		6,000	7,162
New York City NY GO	5.000%	8/1/17		3,800	4,536
New York City NY GO	5.000%	10/1/17		2,500	2,997
New York City NY GO	5.000%	8/1/18		13,030	15,755
New York City NY GO	5.000%	8/1/18		6,000	7,255
New York City NY GO	5.000%	8/1/18		4,650	5,622
New York City NY GO	5.000%	8/1/18		25,315	30,609
New York City NY GO	5.000%	8/1/19		7,225	8,804
New York City NY GO	5.000%	8/1/19		20,155	24,561
New York City NY GO VRDO	0.320%	5/1/12		2,500	2,500
New York City NY GO VRDO	0.230%	5/7/12	LOC	7,900	7,900
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17		8,150	9,470
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	5/1/12		5,000	5,001
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.270%	5/7/12		3,755	3,755
New York City NY Housing Development Corp. Revenue (Capital Fund Program)	5.000%	7/1/12	(14)	5,000	5,036
New York City NY Industrial Development Agency Civic Facility Revenue
(USTA National Tennis Center)	5.000%	11/15/13	(4)	4,435	4,730
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19		16,385	20,240
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.310%	5/7/12		20,855	20,855
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.310%	5/7/12		8,760	8,760
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.260%	5/7/12		23,375	23,375
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.290%	5/7/12		16,500	16,500
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	(ETM)	2,905	3,110
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13		9,415	10,079
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	(ETM)	320	357
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14		5,290	5,889
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		8,000	9,213
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		10,115	11,946
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		43,485	51,358
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17		2,500	2,967
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		20,000	24,201
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		16,500	19,005
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		7,000	8,471
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		20,000	24,201
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.260%	5/7/12		16,000	16,000
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.260%	5/7/12		4,340	4,340
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17		6,250	7,298
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.250%	5/7/12		15,000	15,000
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16		6,000	7,012
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17		5,000	5,945
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		1,500	1,792

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		2,500	2,986
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.250%	5/7/12	(13)	14,605	14,605
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.280%	5/7/12	(13)	10,980	10,980
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.800%	11/1/13		4,000	4,000
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.930%	11/1/14		6,320	6,326
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/14		15,460	17,000
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/12		3,500	3,587
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/12		14,110	14,480
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/13		3,325	3,551
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17		2,500	2,972
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18		4,000	4,778
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19		3,500	4,203
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13		10,000	10,644
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14		52,980	58,250
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	5/1/12	LOC	20,000	20,000
1 New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.250%	5/1/12		13,135	13,135
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16		9,000	10,144
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.290%	5/7/12	LOC	37,605	37,605
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.290%	5/7/12	LOC	37,305	37,305
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17		6,185	7,340
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	(ETM)	55	67
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16		2,270	2,558
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/16		1,260	1,430
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17		1,750	2,014
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/12		1,000	1,007
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18		1,000	1,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/12		5,250	5,408
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/13		3,450	3,594
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/14		3,760	4,083
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15		3,935	4,437
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	(ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17		9,605	11,415
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17		16,845	20,020
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18		18,010	21,837
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18		2,400	2,935
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19		2,150	2,639
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19		11,665	14,455
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22		5,000	6,089
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17		7,030	8,269
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	(4)	5,000	5,858
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(4)	6,010	7,100
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16		8,500	9,806
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17		10,510	12,370
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.500%	5/15/13	(14)	7,885	8,025
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18		5,000	6,029
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19		3,500	4,264
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	(Prere.)	12,560	12,586
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15		3,000	3,049
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	10/15/15		5,000	5,106
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) ARS	0.657%	4/01/34	(14)	14,650	13,147
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13		7,500	7,620
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13		8,500	8,636
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16	(14)	2,250	2,465
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.250%	7/15/14		2,160	2,399
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.230%	5/7/12	LOC	2,800	2,800
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.230%	5/7/12	LOC	10,800	10,800
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.240%	5/7/12	LOC	15,000	15,000
New York State Housing Finance Agency Housing Revenue (West 38th Street) VRDO	0.230%	5/7/12	LOC	3,225	3,225
New York State Local Government Assistance Corp. Revenue VRDO	0.240%	5/7/12		14,155	14,155
New York State Local Government Assistance Corp. Revenue VRDO	0.250%	5/7/12		2,300	2,300

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	12/1/15		5,410	5,698
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	6/1/18		7,000	7,347
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	12/1/18		8,415	8,832
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/13	(14)	15,000	15,666
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16		40,000	46,198
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	(14)	7,500	8,623
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17		18,145	21,486
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18		3,500	4,239
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16		6,620	7,680
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18		8,440	10,234
New York State Urban Development Corp. Revenue	5.000%	1/1/15		5,145	5,752
New York State Urban Development Corp. Revenue	5.250%	1/1/17		8,000	9,463
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15		6,685	7,721
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16		20,000	23,672
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18		20,000	24,200
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15		27,950	31,249
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		25,000	28,613
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		3,340	3,823
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		19,295	22,084
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/12		25,335	25,335
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/12		19,015	19,015
Onondaga County NY Trust Cultural Resource Revenue (Syracuse University) VRDO	0.290%	5/7/12	LOC	5,200	5,200
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17		2,000	2,290
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18		4,000	4,635
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19		8,365	9,691
Suffolk County NY TAN	2.000%	7/12/12		10,500	10,517
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12		10,000	10,033
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/12		7,000	7,029
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/12	(Prere.)	13,345	13,403
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17		6,500	7,655
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18		6,655	6,681
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/14	(ETM)	2,045	2,198
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/14		11,690	13,018
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18		13,435	16,176
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16		8,170	9,152
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17		8,600	9,724
					1,966,312
North Carolina (3.1%)
Cabarrus NC COP	5.000%	1/1/14		2,500	2,684
Cabarrus NC COP	5.000%	1/1/16		4,555	5,226
Charlotte NC Airport Revenue	5.000%	7/1/14		4,000	4,364
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13		1,420	1,499
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16		1,280	1,450
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17		3,000	3,662
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18		1,250	1,554
Durham NC COP	5.000%	6/1/13		1,000	1,049
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17		5,000	5,941
Guilford County NC GO	5.000%	8/1/15		8,250	9,445
Guilford County NC GO	5.000%	8/1/16		5,000	5,904
Guilford County NC GO	5.000%	8/1/17		5,000	6,063
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center Project) VRDO	0.550%	5/7/12	(4)	11,050	11,050
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.250%	5/1/12		8,000	8,000
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.650%	6/1/12		37,500	37,500
North Carolina Capital Improvement Revenue	5.000%	5/1/17		9,600	11,470
North Carolina Capital Improvement Revenue	5.000%	5/1/18		15,325	18,586
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16		7,000	7,979
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13		5,000	5,161
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/14		5,000	5,352
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/14		6,000	6,472
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15		3,465	3,835
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15		20,000	22,135
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16		3,000	3,420
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16		2,725	3,106
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/17		2,500	2,924
North Carolina GAN PUT	4.000%	3/1/18		21,000	23,785
North Carolina GO	5.000%	3/1/14		23,160	25,140
North Carolina GO	5.000%	3/1/18		12,000	14,513
North Carolina GO	5.000%	5/1/18		6,750	8,305

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
North Carolina GO	5.000%	6/1/18		15,100	18,613
North Carolina GO	5.000%	3/1/19		5,200	6,480
North Carolina GO	5.000%	6/1/19		2,000	2,504
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/14		2,775	2,933
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/15	(4)	7,370	7,790
North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest University Health Sciences) VRDO	0.220%	5/7/12	LOC	37,175	37,175
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.230%	5/7/12	LOC	7,170	7,170
North Carolina Medical Care Commission Hospital Revenue (CaroMont Health) VRDO	0.300%	5/7/12	LOC	4,990	4,990
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) VRDO	0.210%	5/1/12		2,900	2,900
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16		1,705	1,944
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17		5,000	5,845
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	(ETM)	1,340	1,387
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13		2,835	2,930
Raleigh NC GO	5.000%	12/1/16		2,470	2,946
Raleigh NC GO	5.000%	12/1/16		2,605	3,107
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.300%	5/7/12		7,555	7,555
Wake County NC GO	4.000%	2/1/14		13,000	13,836
Wake County NC GO	5.000%	2/1/19		5,100	6,345
Wake County NC GO	5.000%	2/1/20		17,845	22,484
Wake County NC GO	5.000%	2/1/20		4,500	5,670
Wake County NC Public Improvement GO	5.000%	3/1/13		16,000	16,642
Wake County NC Public Improvement GO	5.000%	3/1/14		23,000	24,966
Wake County NC Public Improvement GO	5.000%	3/1/16		5,110	5,951
Wake County NC Public Improvement GO	5.000%	4/1/18		3,495	4,292
Winston-Salem NC Water & Sewer System Revenue VRDO	0.250%	5/7/12		10,300	10,300
					494,329
Ohio (4.3%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/14		20,120	22,001
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15		10,170	11,413
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16		11,830	13,567
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13		10,000	10,391
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17		6,000	6,849
1 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.370%	5/7/12	(12)	9,315	9,315
Avon OH Local School District GO	5.250%	12/1/13	(Prere.)	2,400	2,588
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/12		1,480	1,484
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/14		5,495	5,778
Chillicothe OH City School District GO	5.250%	12/1/14	(Prere.)	1,745	1,962
Cincinnati OH City School District GO	5.000%	12/1/12		1,140	1,172
Cincinnati OH City School District GO	5.000%	12/1/13	(4)	2,000	2,145
Cincinnati OH City School District GO	5.000%	12/1/13	(Prere.)	5,525	5,935
Cleveland OH Airport System Revenue	5.000%	1/1/14		7,575	8,018
Cleveland OH GO	5.250%	8/1/13	(Prere.)	2,400	2,549
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17		1,190	1,384
1 Cleveland OH Water Works Revenue TOB VRDO	0.250%	5/7/12		2,900	2,900
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.260%	5/7/12		1,100	1,100
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14	(Prere.)	2,390	2,680
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14	(Prere.)	2,070	2,321
Columbus OH GO	5.000%	6/15/12		7,955	8,003
Columbus OH GO	5.000%	9/1/12		5,600	5,691
Columbus OH GO	5.000%	9/1/13		10,430	11,092
Columbus OH GO	5.000%	9/1/13		5,600	5,955
Columbus OH GO	5.000%	12/15/13		3,000	3,231
Columbus OH GO	5.000%	9/1/16		5,000	5,900
Columbus OH GO	5.000%	6/1/17		7,510	9,034
Columbus OH GO	5.000%	7/1/17		5,740	6,920
Columbus OH GO	5.000%	7/1/17		7,245	8,734
Columbus OH GO	5.000%	6/1/18		8,000	9,819
Columbus OH GO	5.000%	7/1/18		4,500	5,533
Columbus OH GO	5.000%	7/1/18		7,280	8,952
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.260%	5/7/12	LOC	2,700	2,700
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.230%	5/7/12		42,765	42,765
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.230%	5/7/12		6,145	6,145
Hamilton County OH Convention Center Facilities Authority Revenue	5.250%	6/1/14	(Prere.)	1,270	1,399
Hamilton County OH Sewer System Revenue	5.000%	12/1/13	(14)	4,450	4,780
Hilliard OH School District GO	0.000%	12/1/14	(14)	2,720	2,660
Hilliard OH School District GO	0.000%	12/1/15	(14)	3,720	3,586
Jackson OH Local School District Stark & Summit Counties GO	5.250%	6/1/14	(Prere.)	4,350	4,784

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,829
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,829
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,743
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.250%	5/7/12		13,110	13,110
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.310%	5/7/12		7,500	7,500
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.350%	5/7/12	(4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15	(Prere.)	3,000	3,439
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13		6,000	6,400
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14		4,000	4,273
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.375%	7/1/15		5,000	5,151
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14		3,500	3,627
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14		5,000	5,118
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15	(14)	11,780	13,527
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/14		12,000	13,055
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15		1,200	1,366
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16	(14)	14,830	17,566
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13		1,050	1,117
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13		1,105	1,176
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13		1,520	1,618
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14		2,300	2,537
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14		1,165	1,285
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15		2,420	2,755
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15		1,225	1,395
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16		2,540	2,976
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16		1,650	1,933
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16		1,285	1,506
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17		2,670	3,195
Ohio Common Schools GO VRDO	0.230%	5/7/12		26,195	26,195
Ohio GO	5.000%	9/15/14		5,920	6,556
Ohio GO	5.000%	9/15/15		5,000	5,729
Ohio GO	5.000%	9/15/16		10,000	11,793
Ohio GO	5.000%	9/15/17		19,680	23,714
Ohio GO	5.000%	9/15/18		5,000	6,110
Ohio GO	5.000%	9/15/18		3,000	3,666
Ohio GO VRDO	0.230%	5/7/12		4,300	4,300
Ohio Higher Education GO	5.000%	8/1/12		6,525	6,604
Ohio Higher Education GO	5.000%	11/1/14		4,250	4,729
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.500%	10/1/12	(Prere.)	5,000	5,111
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.000%	12/1/13	(Prere.)	3,885	4,173
Ohio Highway Capital Improvements GO	5.000%	5/1/12		6,280	6,281
Ohio Highway Capital Improvements GO	5.250%	5/1/12		6,805	6,806
Ohio Highway Capital Improvements GO	5.000%	5/1/13		6,300	6,599
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.250%	5/7/12		4,845	4,845
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.250%	5/7/12		2,850	2,850
Ohio Hospital Revenue (University Hospitals Health System Inc.) PUT	3.750%	1/15/13		2,500	2,557
Ohio Infrastructure Improvement GO	5.000%	9/1/14		6,055	6,695
Ohio Infrastructure Improvement GO	5.000%	9/1/15		8,600	9,841
Ohio Infrastructure Improvement GO	5.000%	9/1/16		3,210	3,781
Ohio Infrastructure Improvement GO	5.000%	8/1/18		3,450	4,195
Ohio State University General Receipts Revenue	5.000%	12/1/13		6,000	6,441
Ohio State University General Receipts Revenue	5.000%	12/1/14		3,000	3,346
Ohio State University General Receipts Revenue	5.000%	12/1/16		3,515	4,159
Ohio State University General Receipts Revenue	5.000%	12/1/17		5,000	6,036
Ohio State University General Receipts Revenue VRDO	0.230%	5/7/12		1,100	1,100
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15		3,500	3,918
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17		4,000	4,820
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/13		4,000	4,304
Ohio Water Development Authority Fresh Water Revenue	5.000%	6/1/14	(Prere.)	6,300	6,902
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.600%	5/7/12		17,930	17,930
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) VRDO	0.240%	5/7/12	LOC	6,900	6,900
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/13		7,000	7,367
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17		1,000	1,220
Olentangy OH Local School District GO	5.000%	6/1/16	(Prere.)	1,235	1,447
Olentangy OH Local School District School Facilities Construction & Improvement GO	5.500%	6/1/14	(Prere.)	1,300	1,438
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/13		2,760	2,830
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/14		2,895	3,048

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Toledo OH City School District GO	5.000%	12/1/18		3,055	3,680
Toledo OH City School District GO	5.000%	12/1/19		2,220	2,694
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18		1,585	1,901
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/14		6,145	6,654
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15		1,435	1,591
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16		3,430	3,885
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17		1,855	2,134
					680,851
Oklahoma (0.4%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/12	(4)	3,500	3,514
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	9/1/15	(14)	9,035	9,907
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/13		2,000	2,106
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/14		4,900	5,338
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/15		4,670	5,219
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.350%	5/7/12	(12)	16,465	16,465
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14		3,300	3,527
3 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	1.000%	8/1/13		5,985	5,998
Oklahoma Water Resource Board Revenue	5.000%	4/1/15		8,640	9,380
					61,454
Oregon (0.4%)
Oregon Department of Administrative Services COP	5.000%	5/1/14		3,750	4,086
Oregon Department of Administrative Services COP	5.000%	5/1/15		4,160	4,692
Oregon Department of Administrative Services COP	5.000%	5/1/16		3,105	3,614
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16		2,185	2,552
1 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.250%	5/7/12		5,000	5,000
Oregon Department of Transportation Highway Usertax Revenue	5.000%	11/15/14		5,880	6,561
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16		2,600	2,929
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17		3,090	3,536
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18		3,500	4,073
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14		1,000	1,102
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15		1,500	1,651
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15		1,000	1,143
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16		1,700	1,909
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16		2,000	2,319
Oregon GO	5.000%	8/1/18		3,215	3,941
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	5/1/12	(14)	5,000	5,001
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	10/1/18		3,000	3,627
					57,736
Pennsylvania (6.7%)
1 Abington PA School District GO TOB VRDO	0.230%	5/7/12	LOC	14,915	14,915
Allegheny County PA GO	5.000%	11/1/13		3,560	3,769
Allegheny County PA GO	5.000%	11/1/14		2,895	3,152
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	9/1/14		36,120	39,673
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16		17,175	19,529
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17		22,750	26,496
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/17		1,000	1,176
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/18		1,000	1,186
3 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.300%	8/1/13		10,000	10,001
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/7/12		24,300	24,300
Allegheny County PA Industrial Development Authority Revenue
(University of Pittsburgh Medical Center Children’s Hospital) VRDO	0.250%	5/7/12	LOC	33,655	33,655
Allegheny County PA Port Authority Revenue	5.000%	3/1/17		2,350	2,716
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/18	(4)	3,000	3,504
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	12/1/18	(4)	3,685	4,335
Central Bucks PA School District GO	5.500%	5/15/12	(Prere.)	5,540	5,552
Chester County PA GO	5.000%	5/15/15	(Prere.)	13,355	15,180
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/14		1,320	1,379
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16		2,700	2,911
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12		2,970	3,022
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14		3,280	3,467
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14		1,165	1,231
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15		3,440	3,688
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15		1,140	1,222

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16		3,510	3,775
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16		1,175	1,264
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12		17,000	17,309
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.260%	5/7/12	LOC	27,370	27,370
Geisinger Health System Authority of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	0.240%	5/1/12		1,300	1,300
1 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.250%	5/7/12		7,800	7,800
Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital)	5.750%	9/15/13	(Prere.)	4,560	4,882
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/15		4,120	4,508
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16		10,510	11,580
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13		5,675	5,878
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13		1,500	1,554
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/14		1,570	1,660
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.250%	11/15/15		1,120	1,215
Mount Lebanon PA School District GO	5.000%	2/15/13	(Prere.)	5,000	5,188
North Hills PA School District GO	5.250%	12/15/15	(Prere.)	5,030	5,861
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.230%	5/7/12		18,100	18,100
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16	(ETM)	17,195	19,657
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		8,250	8,408
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		5,000	5,096
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		4,250	4,332
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13		5,500	5,617
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12		11,375	11,501
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15		7,000	7,338
Pennsylvania GO	5.000%	8/1/12		20,705	20,959
Pennsylvania GO	5.500%	1/1/13		10,000	10,357
Pennsylvania GO	5.000%	2/15/14		6,000	6,502
Pennsylvania GO	5.000%	4/15/14		16,300	17,785
Pennsylvania GO	5.000%	7/1/14		27,300	30,041
Pennsylvania GO	4.000%	7/15/14		15,070	16,277
Pennsylvania GO	5.000%	9/1/14	(4)	43,500	48,176
Pennsylvania GO	5.000%	3/1/15		20,000	22,554
Pennsylvania GO	5.250%	7/1/15		28,630	32,891
Pennsylvania GO	5.000%	2/15/16		12,105	14,069
Pennsylvania GO	5.000%	7/1/16		5,355	6,302
Pennsylvania GO	5.000%	7/1/17		4,155	5,008
Pennsylvania GO	5.000%	7/15/17		15,005	18,103
1 Pennsylvania GO TOB VRDO	0.250%	5/7/12		4,400	4,400
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17		4,655	5,576
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Presbyterian Medical Center) TOB VRDO	0.250%	5/7/12		7,200	7,200
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) TOB VRDO	0.250%	5/7/12		4,740	4,740
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/14	(2)	9,610	10,495
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16		3,735	4,256
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17		9,740	11,375
Pennsylvania Housing Finance Agency Rental Housing Revenue (Section 8 Assisted) VRDO	0.300%	5/7/12		9,595	9,595
Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/13		5,630	5,908
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/16	(2)	14,290	14,548
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16		3,000	3,504
Pennsylvania State University Revenue VRDO	0.240%	5/7/12		46,000	46,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	(12)	1,055	1,185
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15		5,500	6,111
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	(12)	5,170	5,960

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16		6,680	7,586
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17		3,515	4,078
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18		3,240	3,796
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.250%	5/1/12	(13)	17,765	17,765
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.250%	5/7/12	LOC	15,000	15,000
Pennsylvania Turnpike Commission Revenue VRDO	0.250%	5/7/12		14,193	14,192
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/14		2,355	2,557
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15		4,570	5,094
Philadelphia PA Gas Works Revenue	5.000%	8/1/13		3,260	3,415
Philadelphia PA Gas Works Revenue	5.375%	7/1/15	(4)	2,880	3,199
Philadelphia PA Gas Works Revenue VRDO	0.300%	5/7/12	LOC	10,600	10,600
Philadelphia PA GO	5.000%	8/1/13	(4)	19,000	19,900
Philadelphia PA GO	5.125%	8/1/13	(11)	6,050	6,338
Philadelphia PA GO	5.000%	8/1/14	(4)	20,385	22,052
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.300%	5/7/12	LOC	4,000	4,000
Philadelphia PA School District GO	5.625%	8/1/12	(Prere.)	10,235	10,375
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14	(2)	7,100	7,908
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15	(ETM)	1,500	1,718
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16		20,000	22,897
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13		6,265	6,568
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14		5,470	5,935
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15		5,000	5,635
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.300%	5/7/12		10,000	10,000
State Public School Building Authority Pennsylvania School Revenue
(Daniel Boone School District Project)	5.000%	4/1/13	(Prere.)	10,000	10,433
State Public School Building Authority Pennsylvania School Revenue
(Philadelphia School District Project)	5.000%	6/1/13	(Prere.)	30,800	32,366
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15		1,440	1,521
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16		2,010	2,210
					1,054,267
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12		4,510	4,542
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13		4,000	4,192
Puerto Rico GO PUT	5.000%	7/1/12	(Prere.)	16,000	16,130
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/12	(2)	3,000	3,020
1 Puerto Rico Sales Tax Financing Corp. Revenue TOB VRDO	0.270%	5/7/12		18,235	18,235
					46,119
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16	(14)	2,000	2,357

South Carolina (1.4%)
Charleston County SC GO	5.000%	11/1/17		6,485	7,907
Charleston County SC GO	5.000%	11/1/17		1,045	1,274
Charleston County SC GO	5.000%	11/1/18		7,085	8,805
1 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.260%	5/7/12		24,750	24,750
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.250%	5/7/12		18,000	18,000
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/13		8,575	8,932
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/14		9,355	10,093
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15		7,380	8,187
Greenville County SC School District GO	5.500%	12/1/16		13,450	16,056
1 Greenville County SC School District Installment Revenue TOB VRDO	0.240%	5/7/12		7,440	7,440
1 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.350%	5/7/12	(4)	5,625	5,625
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17		2,660	3,110
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18		1,345	1,588
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17		15,000	16,322
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16		8,100	9,174
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17		7,225	8,322
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/16		2,000	2,254
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17		2,320	2,666
South Carolina Ports Authority Revenue	5.000%	7/1/17		1,535	1,799
South Carolina Public Service Authority Revenue	5.000%	1/1/16		5,000	5,756
South Carolina Public Service Authority Revenue	5.000%	1/1/17		2,000	2,363
South Carolina Public Service Authority Revenue	5.000%	12/1/17		6,035	7,289
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15	(2)	4,295	4,903
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16		17,940	20,815
Spartanburg County SC Regional Health Services District Revenue VRDO	0.650%	5/7/12	(12)	20,175	20,175
Tobacco Settlement Revenue (Authority of South Carolina Tobacco Settlement)	5.000%	6/1/18		1,735	1,737
					225,342

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/12	(2)	3,005	3,088

Tennessee (2.7%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/14		1,500	1,605
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/15		1,390	1,528
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.260%	5/7/12	LOC	19,800	19,800
Memphis TN Electric System Revenue	5.000%	12/1/16		44,095	52,293
Memphis TN Electric System Revenue	5.000%	12/1/17		12,500	15,136
Memphis TN GO	5.000%	10/1/17		2,500	3,011
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/14	(13)	6,345	7,003
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/16	(13)	5,675	6,751
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17		10,000	12,030
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19		25,130	31,174
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/14		15,000	16,608
3 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.850%	10/1/17		9,500	9,501
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18		5,000	5,998
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19		6,070	7,364
Murfreesboro TN GO	5.000%	6/1/14		3,900	4,271
Shelby County TN GO	5.000%	4/1/13	(ETM)	800	835
Shelby County TN GO	5.000%	4/1/13		3,200	3,341
Shelby County TN GO	5.000%	4/1/14		800	872
Shelby County TN GO	5.000%	4/1/14	(ETM)	200	218
Shelby County TN GO	5.000%	3/1/19		10,275	12,662
Shelby County TN GO VRDO	0.240%	5/7/12		33,590	33,590
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16		6,925	7,954
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13		4,500	4,693
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.450%	5/7/12	(12)	56,000	56,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/12		2,300	2,318
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/13		3,600	3,790
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/14		4,805	5,258
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/15		5,390	6,095
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16		2,500	2,913
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/12		10,000	10,155
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/13		28,000	29,299
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16		9,000	9,921
Tennessee GO	5.000%	5/1/14		2,825	3,087
Tennessee GO	5.000%	5/1/16		3,200	3,746
Tennessee GO	5.000%	8/1/18		5,185	6,409
Tennessee GO	5.000%	8/1/18		16,000	19,776
Tennessee GO	5.000%	10/1/18		3,730	4,627
					421,632
Texas (8.2%)
Austin TX GO	4.250%	9/1/16		2,480	2,847
Austin TX GO	5.000%	9/1/17		3,250	3,922
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19		1,000	1,245
Board of Regents of the University of Texas System Revenue Financing System Revenue CP	5.250%	8/15/14		2,855	3,168
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17		570	620
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18		1,450	1,589
Dallas TX GO	5.000%	2/15/16		4,000	4,634
Dallas TX GO	5.000%	2/15/17		8,880	10,557
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17		3,105	3,775
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/14		3,000	3,315
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16		4,000	4,664
Denton TX Independent School District GO PUT	2.125%	8/1/15		7,000	7,230
Denton TX Independent School District GO VRDO	0.300%	5/7/12		5,600	5,600
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14		11,140	11,585
El Paso TX Water & Sewer Revenue	5.000%	3/1/14	(4)	2,175	2,357
El Paso TX Water & Sewer Revenue	5.000%	3/1/15	(4)	1,500	1,685
El Paso TX Water & Sewer Revenue	5.000%	3/1/18		1,000	1,202

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Fort Worth TX GO	5.000%	3/1/18		4,375	5,308
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18		4,100	4,969
Frisco TX GO	5.000%	2/15/17		3,000	3,563
Frisco TX GO	5.000%	2/15/18		3,325	4,017
Frisco TX Independent School District GO	5.000%	8/15/17		2,350	2,836
1 Galveston County TX GO TOB VRDO	0.250%	5/7/12		18,790	18,790
Grapevine-Colleyville TX Independent School District School Building GO PUT	4.000%	8/1/12		25,980	26,207
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13		9,000	9,011
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.250%	5/7/12		8,195	8,195
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/13		15,000	16,152
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/14		11,000	12,298
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/15		6,530	7,456
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13		500	535
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16		1,000	1,182
Harris County TX Flood Control District GO	5.250%	10/1/14	(Prere.)	8,360	9,307
Harris County TX Flood Control District GO	5.250%	10/1/18		2,000	2,486
Harris County TX GO	6.000%	8/1/13	(14)	21,795	23,357
Harris County TX GO	5.000%	10/1/15		2,000	2,301
Harris County TX GO	5.000%	10/1/16		4,500	5,335
Harris County TX GO	5.000%	10/1/17		6,775	8,216
Harris County TX GO	5.000%	10/1/18		4,805	5,920
1 Harris County TX GO TOB VRDO	0.250%	5/7/12		8,155	8,155
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.240%	5/1/12	LOC	15,500	15,500
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.260%	5/1/12		28,500	28,500
1 Harris County TX Health Facilities Development Corp. Thermal Utility Revenue TOB VRDO	0.280%	5/7/12	(12)	5,060	5,060
Harris County TX Toll Road Revenue	5.000%	8/15/16		5,000	5,820
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12	(4)	24,250	24,571
Houston TX Airport System Revenue	5.000%	7/1/16		1,000	1,150
Houston TX Airport System Revenue	5.000%	7/1/16		1,000	1,145
Houston TX Airport System Revenue	5.000%	7/1/17		1,500	1,745
Houston TX Airport System Revenue	5.000%	7/1/18		1,720	2,028
1 Houston TX Airport System Revenue TOB VRDO	0.250%	5/7/12		13,360	13,360
Houston TX Community College GO	5.000%	2/15/18		2,500	3,027
Houston TX Community College GO	5.000%	2/15/19		2,860	3,511
1 Houston TX Community College GO TOB VRDO	0.320%	5/7/12	(4)	4,085	4,085
Houston TX GO	5.500%	3/1/16		6,905	8,133
Houston TX Independent School District GO	5.000%	2/15/13		9,000	9,341
Houston TX Utility System Revenue	5.000%	11/15/12	(4)	4,270	4,381
Houston TX Utility System Revenue	5.000%	11/15/14		5,385	6,000
Houston TX Utility System Revenue	5.000%	11/15/15		5,000	5,762
Houston TX Utility System Revenue	5.250%	5/15/16	(14)	10,000	10,888
Houston TX Utility System Revenue	5.000%	11/15/16		1,855	2,199
Houston TX Utility System Revenue	5.000%	11/15/17		13,500	16,346
Houston TX Utility System Revenue	5.250%	11/15/17	(4)	13,600	16,650
Houston TX Utility System Revenue	5.000%	11/15/18		2,500	3,064
Lewisville TX Independent School District GO	5.000%	8/15/13		8,225	8,728
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	(ETM)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	(ETM)	25	27
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14		8,970	9,770
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	(ETM)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16		1,295	1,498
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17		1,710	2,024
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17	(2)	9,895	9,937
Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16		2,000	2,304
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16		2,740	3,102
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17		3,310	3,821
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18		1,765	2,047
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	5/1/15		8,500	9,016
North Texas Tollway Authority System Revenue	4.000%	9/1/16		1,000	1,123
North Texas Tollway Authority System Revenue	4.000%	9/1/17		1,725	1,962
North Texas Tollway Authority System Revenue	5.000%	9/1/17		1,480	1,760

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/19		4,000	4,656
North Texas Tollway Authority System Revenue	5.000%	1/1/20		5,000	5,848
North Texas Tollway Authority System Revenue (Dallas North Tollway)	5.000%	1/1/15	(Prere.)	10,000	11,180
North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13		31,190	32,099
Northside TX Independent School District GO PUT	0.950%	8/1/13		10,000	10,078
Northside TX Independent School District GO PUT	1.350%	6/1/14		14,800	15,019
Northside TX Independent School District GO PUT	1.900%	8/1/14		15,500	15,919
Pasadena TX Independent School District GO VRDO	0.360%	5/7/12		2,100	2,100
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/13		24,325	25,460
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/14		12,360	13,300
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16		7,790	8,617
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13	(4)	12,000	12,465
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/14		10,115	10,934
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14		6,210	6,767
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15		7,210	8,169
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.250%	5/7/12		9,020	9,020
San Antonio TX GO	5.000%	2/1/17		4,135	4,917
San Antonio TX GO	5.000%	8/1/17		1,070	1,289
San Antonio TX GO	5.000%	8/1/18		1,000	1,224
San Antonio TX GO PUT	1.150%	12/3/12		17,900	17,979
San Antonio TX Hotel Occupancy Tax Revenue VRDO	0.250%	5/7/12	LOC	28,850	28,850
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/14		1,000	1,107
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/16	(2)	2,000	2,356
Spring Branch TX Independent School District GO	5.000%	2/1/13		3,000	3,108
Spring Branch TX Independent School District GO	5.000%	2/1/14		3,635	3,930
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/15		2,905	3,241
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/16		1,310	1,487
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17		2,000	2,306
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15		7,730	8,451
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16		8,130	8,960
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources)	5.000%	2/15/13		1,835	1,897
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) VRDO	0.230%	5/7/12		34,960	34,960
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13		5,000	5,247
Texas GO	5.000%	10/1/17		7,500	9,069
Texas GO	5.000%	10/1/18		7,500	9,209
1 Texas GO TOB VRDO	0.250%	5/1/12		4,100	4,100
Texas GO TOB VRDO	0.250%	5/1/12		4,310	4,310
1 Texas GO TOB VRDO	0.250%	5/1/12		19,300	19,300
1 Texas GO TOB VRDO	0.250%	5/1/12		8,700	8,700
1 Texas GO TOB VRDO	0.250%	5/7/12		38,300	38,300
1 Texas GO TOB VRDO	0.250%	5/7/12		15,000	15,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/12		5,000	5,148
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/13		1,000	1,054
3 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.720%	9/15/17		8,740	8,369
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17		38,985	43,496
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/18		1,865	2,111
Texas State University System Revenue	5.000%	3/15/15		7,005	7,891
Texas Tech University System Revenue Financing System Revenue	4.000%	2/15/13		3,000	3,089
Texas Tech University System Revenue Financing System Revenue	3.000%	2/15/14		5,000	5,234
Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/15		4,000	4,494
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/17		2,115	2,546
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/18		3,065	3,748
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/19		3,040	3,756
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/20		5,000	6,222
Texas TRAN	2.500%	8/30/12		60,000	60,460
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13		20,000	20,197
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.250%	5/7/12		20,410	20,410
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.280%	5/7/12		1,000	1,000
Texas Transportation Commission Revenue	5.000%	4/1/13		12,000	12,524
Texas Transportation Commission Revenue	5.000%	4/1/14		27,410	29,832
Texas Transportation Commission Revenue	5.000%	4/1/17		1,845	2,204
1 Texas University System Revenue Financing System Revenue TOB VRDO	0.250%	5/7/12		4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13		5,275	5,582
Texas Water Development Board Revenue	5.000%	7/15/13		1,375	1,455

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Texas Water Development Board Revenue	5.000%	7/15/16		6,330	7,473
University of Houston Texas Revenue	4.000%	2/15/13		2,000	2,059
University of Texas Permanent University Fund Revenue	5.250%	8/15/16		10,090	11,983
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14		1,325	1,463
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14		1,775	1,960
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17		25,135	30,352
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18		6,505	8,007
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18		4,525	5,570
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		9,255	11,552
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		5,000	6,241
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.240%	5/7/12		14,580	14,580
					1,292,973
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17		4,320	5,168
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/13		7,590	8,001
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/14		5,000	5,485
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15		17,420	19,849
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17		1,300	1,534
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18		3,550	3,998
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16		10,000	11,323
Utah GO	5.000%	7/1/17		10,000	12,100
Utah GO	5.000%	7/1/18		19,000	23,465
Utah GO	5.000%	7/1/18		3,000	3,705
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12	(Prere.)	4,425	4,558
					99,186
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15		5,000	5,422
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16		8,000	8,807
					14,229
Virginia (2.0%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16		3,755	4,229
Chesapeake VA Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	3.600%	2/1/13		5,000	5,105
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/17		2,480	2,951
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/18		4,255	5,128
Fairfax County VA Public Improvement GO	5.000%	4/1/18		10,885	13,352
Fairfax County VA Public Improvement GO	5.000%	4/1/19		10,885	13,570
Fairfax County VA Water Authority Revenue	5.000%	4/1/14	(Prere.)	21,535	23,432
Loudoun County VA GO	5.000%	12/1/18		3,435	4,272
Norfolk VA GO	5.000%	3/1/15		5,910	6,657
Norfolk VA GO	5.000%	3/1/16		4,000	4,648
Norfolk VA GO VRDO	0.290%	5/7/12		7,450	7,450
Roanoke VA Economic Development Authority Hospital Revenue
(Carilion Clinic Obligated Group)	5.000%	7/1/19		5,015	5,903
Roanoke VA Economic Development Authority Hospital Revenue
(Carilion Clinic Obligated Group)	5.000%	7/1/20		1,460	1,727
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	5,000	5,765
Virginia Beach VA GO	5.000%	7/15/18		2,995	3,690
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15		2,825	3,228
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16		6,905	8,129
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/14		1,350	1,459
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16		3,090	3,579
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13		5,205	5,533
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13		3,135	3,333
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/14		2,000	2,212
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15		2,400	2,750
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15		7,330	8,398
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16		500	590
Virginia GO	5.000%	6/1/14		8,750	9,598

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15		4,115	4,696
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17		12,550	15,107
Virginia Public Building Authority Revenue	5.000%	8/1/13		5,000	5,290
Virginia Public Building Authority Revenue	5.000%	8/1/14		8,000	8,805
Virginia Public School Authority Revenue	4.000%	8/1/12		3,605	3,640
Virginia Public School Authority Revenue	5.000%	8/1/13		7,655	8,110
Virginia Public School Authority Revenue	5.000%	8/1/14		3,815	4,208
Virginia Public School Authority Revenue	5.250%	8/1/14		3,000	3,327
Virginia Public School Authority Revenue	5.000%	8/1/15		15,000	17,169
Virginia Public School Authority Revenue	5.000%	8/1/15		1,500	1,714
Virginia Public School Authority Revenue	5.000%	8/1/16		5,810	6,857
Virginia Public School Authority Revenue	5.000%	8/1/16		32,000	37,767
Virginia Public School Authority Revenue	5.000%	8/1/16		1,570	1,849
Virginia Public School Authority Revenue	5.000%	8/1/18		16,665	20,420
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13		3,500	3,727
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15		15,000	15,527
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14		6,750	7,106
					322,007
Washington (3.3%)
1 Bellevue WA GO TOB VRDO	0.250%	5/7/12		17,870	17,870
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/14	(2)	8,125	9,036
Clark County WA Public Utility Revenue	5.000%	1/1/15		1,500	1,653
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/12		2,500	2,520
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17		14,000	16,795
Energy Northwest Washington Electric Revenue (Project No. 1)	5.500%	7/1/17	(14)	8,000	8,068
Energy Northwest Washington Electric Revenue (Project No. 1)	6.000%	7/1/17	(14)	7,300	7,368
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15		8,450	9,618
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15		6,000	6,830
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16		24,000	28,147
Energy Northwest Washington Electric Revenue (Project No. 3)	6.000%	7/1/16	(4)	10,000	10,095
Energy Northwest Washington Electric Revenue (Project No. 3)	6.000%	7/1/16	(2)	9,000	9,086
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17		20,000	23,992
1 King County WA GO TOB VRDO	0.250%	5/1/12		14,400	14,400
King County WA Sewer Revenue	5.000%	1/1/19		12,835	15,676
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/7/12		21,390	21,390
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17		4,000	4,689
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16		3,500	4,048
Seattle WA Water System Revenue	5.000%	2/1/15	(4)	4,725	5,305
Tacoma WA Electric System Revenue	5.000%	1/1/13	(4)	10,485	10,811
Tacoma WA Electric System Revenue	5.000%	1/1/14	(4)	25,720	27,624
Thurston County Washington School District GO	5.000%	6/1/13	(Prere.)	7,100	7,465
University of Washington Revenue	5.000%	4/1/17		6,880	8,236
University of Washington Revenue	5.000%	4/1/18		7,225	8,808
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19		10,000	12,351
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14		7,500	7,548
Washington GO	5.000%	7/1/12	(2)	11,530	11,624
Washington GO	5.000%	2/1/13		5,290	5,481
Washington GO	5.000%	7/1/13	(4)	4,890	5,160
Washington GO	5.000%	1/1/14		19,395	20,898
Washington GO	5.000%	2/1/14		11,105	12,007
Washington GO	5.000%	7/1/15	(2)	2,400	2,733
Washington GO	5.700%	10/1/15		5,150	5,614
Washington GO	5.000%	1/1/16		20,000	23,094
Washington GO	5.000%	1/1/16		5,285	6,103
Washington GO	5.000%	2/1/16		3,995	4,626
Washington GO	5.000%	2/1/16		13,040	15,099
Washington GO	5.000%	7/1/17		5,000	6,004
Washington GO	5.000%	8/1/17		11,175	13,446
Washington GO	5.000%	7/1/18		21,220	25,902
Washington GO	5.000%	7/1/19		19,770	24,419
1 Washington GO TOB VRDO	0.250%	5/7/12		4,000	4,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15		2,500	2,730
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16		2,500	2,763
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/13		1,205	1,272
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14		1,340	1,456
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16		1,300	1,493

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17		1,360	1,598
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) VRDO	0.300%	5/7/12	LOC	16,075	16,075
Washington Health Care Facilities Authority Revenue
(Southwest Washington Medical Center) VRDO	0.300%	5/7/12	LOC	6,640	6,640
					519,666
West Virginia (0.5%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14		10,000	10,040
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/12		4,970	5,048
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13		4,650	4,929
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/14		9,265	10,199
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15		7,150	8,129
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13		6,000	6,259
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15		15,000	15,513
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15		3,070	3,345
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16		1,755	1,869
West Virginia University Revenue	5.000%	10/1/18		1,300	1,574
3 West Virginia University Revenue PUT	0.900%	10/1/14		10,000	10,000
					76,905
Wisconsin (1.8%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.000%	6/1/12	(Prere.)	5,000	5,025
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12	(Prere.)	3,060	3,076
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16		3,125	3,681
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17		3,370	4,070
Madison WI Metropolitan School District Revenue TOB VRDO	0.250%	5/1/12		10,200	10,200
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16		6,575	7,642
Wisconsin GO	5.000%	5/1/12	(14)	15,775	15,777
Wisconsin GO	5.000%	5/1/13		5,000	5,238
Wisconsin GO	5.250%	5/1/13		16,810	17,653
Wisconsin GO	5.000%	5/1/14	(14)	5,000	5,461
Wisconsin GO	5.000%	5/1/16		13,870	16,192
Wisconsin GO	5.000%	5/1/16		10,530	12,293
Wisconsin GO	5.000%	5/1/16	(14)	11,240	12,211
Wisconsin GO	5.000%	5/1/17		8,100	9,691
Wisconsin GO	5.000%	5/1/17		6,000	7,178
Wisconsin GO	5.000%	11/1/17		4,500	5,449
Wisconsin GO	5.000%	11/1/18		11,000	13,519
Wisconsin GO	5.000%	5/1/19		12,955	15,965
Wisconsin GO	5.000%	5/1/19		5,000	6,162
Wisconsin GO	5.000%	11/1/19		3,100	3,853
Wisconsin GO	5.000%	11/1/20		7,400	9,230
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14		1,035	1,105
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15		1,495	1,652
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16		1,100	1,231
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16		7,500	8,440
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17		5,025	5,724
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17		1,000	1,139
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19		1,160	1,328
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14		2,000	2,131
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16		10,390	11,566
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.250%	5/7/12	LOC	11,000	11,000
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14	(4)	5,000	5,411
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15	(4)	2,000	2,225
2 Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18		730	839
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16		10,000	11,652
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/14	(4)	4,145	4,533
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15	(4)	11,390	12,869
Wisconsin Transportation Revenue	5.000%	7/1/12		1,000	1,008
Wisconsin Transportation Revenue	5.000%	7/1/13		1,100	1,161
Wisconsin Transportation Revenue	5.000%	7/1/15		2,100	2,392
					276,972
Total Tax-Exempt Municipal Bonds (Cost $15,078,467)					15,574,305

Limited-Term Tax-Exempt Fund

			Market
			Value[s]
	Coupon	Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
4 Vanguard Municipal Cash Management Fund (Cost $247,447)	0.227%	247,446,629	247,447
Total Investments (100.6%) (Cost $15,325,914)			15,821,752
Other Assets and Liabilities –0.6%)
Other Assets			224,951
Liabilities			(314,676)
			(89,725)
Net Assets (100%)			15,732,027

At April 30, 2012, net assets consisted of:
			Amount
			($000)
Paid-in Capital			15,363,531
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(127,342)
Unrealized Appreciation (Depreciation)			495,838
Net Assets			15,732,027

Investor Shares—Net Assets
Applicable to 294,172,767 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			3,285,752
Net Asset Value Per Share—Investor Shares			$11.17

Admiral Shares—Net Assets
Applicable to 1,114,312,811 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			12,446,275
Net Asset Value Per Share—Admiral Shares			$11.17

s See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $1,068,343,000, representing 6.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (1.0%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,000	1,191
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21		1,500	1,794
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24		2,520	2,891
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24		3,695	4,238
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/19		58,350	68,739
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/20		60,660	71,460
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/21		62,600	73,406
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/22		13,595	15,771
Auburn University Alabama General Fee Revenue	4.000%	6/1/15		2,500	2,754
Auburn University Alabama General Fee Revenue	5.000%	6/1/16		3,690	4,300
Auburn University Alabama General Fee Revenue	5.000%	6/1/17		1,550	1,847
Auburn University Alabama General Fee Revenue	5.000%	6/1/17		3,160	3,766
Auburn University Alabama General Fee Revenue	5.000%	6/1/27		5,035	5,966
Auburn University Alabama General Fee Revenue	5.000%	6/1/30		1,000	1,161
Auburn University Alabama General Fee Revenue	5.000%	6/1/31		3,000	3,462
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25		5,000	5,057
Huntsville AL GO	5.000%	3/1/26		2,540	3,019
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18		2,830	3,156
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19		2,415	2,729
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20		2,845	3,227
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21		3,630	4,054
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30		10,000	10,532
Jefferson County AL Sewer Revenue (Capital Improvement)	5.000%	8/1/12	(Prere.)	15,040	15,214
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17		8,700	8,694
University of Alabama at Birmingham Hospital Revenue VRDO	0.320%	5/7/12	LOC	35,500	35,500
					353,928
Alaska (0.1%)
Matanuska-Susitna Borough AK GO	5.000%	3/1/17		3,595	4,271
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		17,335	17,149
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		12,755	14,397
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		1,000	1,129
					36,946
Arizona (2.6%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/20	(2)	2,430	2,771
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20	(14)	5,120	5,765
Arizona Board Regents Arizona State University System COP	5.000%	6/1/21	(2)	4,310	4,916
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/27		1,135	1,335
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28		2,545	2,866
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31		1,000	1,150
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32		1,290	1,473
Arizona Board Regents Arizona State University System Revenue VRDO	0.230%	5/7/12	LOC	35,175	35,175
Arizona COP	5.000%	9/1/25	(4)	10,000	10,941
Arizona COP	5.000%	9/1/27	(4)	5,000	5,405
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24		10,000	10,986
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25		7,500	8,186
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.260%	5/7/12	LOC	42,290	42,290
Arizona Lottery Revenue	5.000%	7/1/22	(4)	18,000	21,102
Arizona Lottery Revenue	5.000%	7/1/24	(4)	15,000	17,229
Arizona Lottery Revenue	5.000%	7/1/25	(4)	15,000	17,074
Arizona Lottery Revenue	5.000%	7/1/26	(4)	13,975	15,759
Arizona School Facilities Board COP	5.000%	9/1/16	(14)	34,300	37,951
Arizona School Facilities Board COP	5.000%	9/1/16		24,000	26,947
Arizona School Facilities Board COP	5.000%	9/1/17	(14)	26,755	29,526
Arizona School Facilities Board COP	5.000%	9/1/17		21,000	23,815
Arizona School Facilities Board COP	5.000%	9/1/18		13,000	14,855
Arizona School Facilities Board COP	5.125%	9/1/21		5,000	5,680
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13		7,090	7,480
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14		8,000	8,790
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18		10,000	11,855
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19		10,000	11,708
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20		11,500	13,427
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21		16,300	18,978
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22		9,940	12,060

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24		10,000	11,508
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25		7,540	8,563
Arizona Transportation Board Highway Revenue	5.250%	7/1/12	(Prere.)	4,000	4,034
Arizona Transportation Board Highway Revenue	5.250%	7/1/12	(Prere.)	4,110	4,145
Arizona Transportation Board Highway Revenue	5.000%	7/1/17		9,460	10,701
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		10,035	11,522
Arizona Transportation Board Highway Revenue	5.000%	7/1/23		8,180	8,879
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		2,000	2,162
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		5,000	5,729
Arizona Transportation Board Highway Revenue	5.000%	7/1/30		5,000	5,634
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20		3,500	4,389
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		6,000	7,676
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/30		5,000	5,877
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18		3,325	3,801
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19		2,000	2,297
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20		1,500	1,720
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21		1,500	1,696
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22		3,500	3,902
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23		3,805	4,207
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25		3,750	4,100
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26		2,890	3,128
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27		5,000	5,352
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		14,000	14,935
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.260%	5/7/12	LOC	9,900	9,900
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/23	(14)	4,235	4,717
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16		6,500	7,293
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17		10,000	11,398
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18		6,000	6,776
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21		6,220	7,290
Maricopa County AZ Unified School District GO	5.000%	7/1/21		11,915	14,733
Maricopa County AZ Unified School District GO	5.000%	7/1/22	(ETM)	4,810	6,071
Maricopa County AZ Unified School District GO	5.000%	7/1/22		8,450	10,469
Mesa AZ GO	5.250%	7/1/12	(14)	10,000	10,084
Mesa AZ Utility System Revenue	5.000%	7/1/19	(14)	10,000	12,169
Mesa AZ Utility System Revenue	5.000%	7/1/21	(14)	11,900	14,542
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/14		5,110	5,554
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23		5,000	5,663
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24		2,235	2,508
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/25		5,000	5,568
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27		9,530	10,472
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28		9,555	10,416
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30		13,330	14,473
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18	(2)	7,840	8,520
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19	(2)	19,000	20,648
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20		5,165	6,109
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	(14)	5,420	6,090
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24		7,805	8,647
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24		2,500	3,046
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.500%	7/1/12	(Prere.)	4,215	4,253
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	(14)	4,200	4,709
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/28		4,890	5,723
Phoenix AZ GO	5.000%	7/1/20		5,150	6,030
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17		1,000	1,163
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22		4,350	5,149
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27		10,000	11,412
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28		2,750	3,130
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/30		2,095	2,449
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21		3,500	3,802
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22		3,790	4,093
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23		8,335	8,972
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24		4,485	4,805
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25		18,880	20,109
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26		2,645	2,826
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16	(Prere.)	5,710	6,738
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16	(Prere.)	7,280	8,590
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16	(Prere.)	6,850	8,083
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22		12,415	15,567
Tucson AZ GO	7.375%	7/1/13		3,750	4,038

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tucson AZ GO	5.000%	7/1/26	(12)	1,000	1,118
Tucson AZ GO	5.000%	7/1/29	(12)	1,000	1,100
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/29		1,500	1,706
					922,173
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22		2,000	2,515
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		1,280	1,613
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24		4,330	5,430
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		1,815	2,169
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		2,000	2,477
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		1,075	1,273
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		2,190	2,684
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27		1,695	1,995
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27		3,055	3,716
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28		3,210	3,868
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29		3,355	4,008
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30		2,555	3,033
					34,781
California (12.3%)
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28		5,030	5,844
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29		5,300	6,140
1 Atwater CA Public Financing Authority Wastewater Revenue TOB VRDO	0.400%	5/7/12	(4)	16,995	16,995
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17	(14)	2,000	2,019
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17	(10)	4,500	4,705
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17	(14)	16,140	17,418
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/21		7,000	8,174
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/21		20,195	23,215
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23		26,400	30,108
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.400%	5/7/12		9,325	9,325
Beverly Hills CA Unified School District GO	0.000%	8/1/28		5,000	2,536
Beverly Hills CA Unified School District GO	0.000%	8/1/29		8,000	3,827
California Department of Water Resources Power Supply Revenue	5.375%	5/1/12	(Prere.)	37,000	37,375
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12	(14)	8,000	8,001
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12	(Prere.)	61,875	62,503
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12	(Prere.)	10,000	10,101
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12	(Prere.)	10,000	10,102
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12	(Prere.)	20,000	20,203
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		5,000	5,824
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		7,790	9,074
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18		12,000	14,654
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19		44,535	54,917
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		20,000	24,914
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		30,000	36,892
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		20,000	23,510
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		10,000	12,181
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		19,250	22,462
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/13		3,000	3,095
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14		2,000	2,193
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14		3,070	3,285
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16		2,695	3,144
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16		5,000	5,673
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17		5,000	5,797
California Economic Recovery Bonds GO	5.000%	7/1/14	(Prere.)	28,925	31,876
California Economic Recovery Bonds GO	5.000%	7/1/15		41,775	45,531
California Economic Recovery Bonds GO	5.000%	7/1/20		29,500	35,591
California Economic Recovery Bonds GO	5.250%	7/1/21		50,000	60,653
California Educational Facilities Authority Revenue (St. Mary’s College of California) VRDO	0.280%	5/7/12	LOC	17,000	17,000
California GO	5.250%	8/1/13	(Prere.)	19,415	20,622
California GO	5.250%	10/1/13	(14)	5,615	6,002
California GO	5.250%	2/1/14		585	620
California GO	5.000%	6/1/14	(Prere.)	8,580	9,383
California GO	5.000%	8/1/14		6,355	6,977
California GO	5.250%	11/1/14		10,000	10,719
California GO	5.000%	3/1/15		6,000	6,696
California GO	5.250%	11/1/15		10,225	10,960
California GO	6.000%	2/1/16		1,500	1,770
California GO	5.000%	4/1/16		10,000	11,469
California GO	5.000%	9/1/16		8,000	9,282
California GO	5.000%	3/1/17		3,000	3,508
California GO	5.000%	4/1/17		13,050	15,283
California GO	5.000%	4/1/17		9,500	11,126

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
3 California GO	1.000%	5/1/17		3,500	3,500
California GO	5.000%	10/1/17		20,000	23,642
California GO	5.500%	4/1/18		45,035	54,562
California GO	6.000%	4/1/18		11,480	14,259
California GO	5.000%	9/1/18		33,800	38,341
California GO	5.000%	12/1/18		85	91
California GO	5.500%	4/1/19		5,000	6,135
California GO	5.000%	10/1/19		10,000	12,040
California GO	5.000%	4/1/20		18,000	21,171
California GO	5.000%	8/1/20		18,970	21,895
California GO	5.000%	11/1/20	(14)	5,000	5,878
California GO	5.250%	11/1/20		9,000	9,612
California GO	5.000%	2/1/21		13,000	13,734
California GO	5.000%	12/1/21		16,365	19,147
California GO	5.000%	3/1/22		6,375	7,099
California GO	5.000%	3/1/22	(2)	9,225	10,156
California GO	5.250%	9/1/22		15,000	18,434
California GO	5.250%	10/1/22		15,000	17,550
California GO	5.000%	3/1/23		29,000	32,054
California GO	5.000%	3/1/23		36,120	39,661
California GO	5.125%	11/1/23		7,000	7,392
California GO	5.000%	3/1/24		30,115	32,972
California GO	5.500%	8/1/26		23,665	27,136
California GO	5.250%	10/1/27		26,440	30,193
California GO	5.750%	4/1/29		2,395	2,789
California GO	5.000%	10/1/29		27,000	29,441
California GO	5.250%	3/1/30		29,500	32,754
California GO	5.750%	4/1/31		79,190	91,792
California GO	5.000%	6/1/31		3,000	3,204
California GO	6.500%	4/1/33		54,500	66,414
California GO VRDO	0.220%	5/7/12	LOC	6,000	6,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/13		2,000	2,063
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/14		2,205	2,351
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/22		13,995	15,162
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		19,000	21,141
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28		9,160	10,127
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14		15,000	16,129
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17		8,000	8,928
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19		3,135	3,477
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20		4,180	4,610
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21		6,165	6,769
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17		4,000	4,000
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17		5,000	5,000
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19		8,080	9,568
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20		4,000	4,788
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21		7,110	8,225
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22		3,250	3,717
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21		25,980	30,614
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29		15,000	17,173
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15		7,550	8,527
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16		5,000	5,868
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17		5,100	6,157
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26		4,500	5,286
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31		10,000	11,886
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.230%	5/7/12		12,210	12,210
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.250%	5/7/12		5,400	5,400
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14		9,000	9,634
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.750%	4/1/14		25,800	25,799
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/15		1,615	1,739
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16		2,070	2,248
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/20		1,575	1,712
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/21		1,700	1,818
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/24		5,000	5,272

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25		8,525	9,313
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30		3,000	3,308
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16	(2)	5,265	5,955
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25		3,100	3,258
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28		5,000	5,815
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29		2,000	2,331
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		18,175	20,338
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		7,000	7,882
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26		5,000	5,569
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		13,000	14,137
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		8,000	8,638
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		10,705	11,488
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/14		8,370	9,054
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15		9,980	11,154
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/16		8,750	9,783
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/17		4,985	5,526
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/18		5,700	6,319
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/19		11,820	13,103
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/20		10,000	10,970
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/21		15,230	16,708
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/22		15,235	16,888
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/23		8,765	9,802
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/24		9,650	10,517
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/25		7,500	8,174
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/28		8,145	9,218
California Public Works Board Lease Revenue
(Secretary of State & State Archives Building Complex)	5.375%	12/1/12		7,895	7,896
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		2,700	3,116
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24		13,665	16,581
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/29		10,000	11,247
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		4,250	4,546
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		9,650	10,222
California RAN	2.000%	5/24/12		43,000	43,048
California State University Revenue Systemwide	5.000%	11/1/26		14,775	16,594
California State University Revenue Systemwide	5.750%	11/1/27		5,000	5,811
California State University Revenue Systemwide	5.250%	11/1/28		7,395	8,616
California State University Revenue Systemwide	5.250%	11/1/29		7,790	9,027
California State University Revenue Systemwide	5.250%	11/1/30		7,960	9,154
California State University Revenue Systemwide	5.250%	11/1/31		4,000	4,586
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30		8,520	9,476
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16		36,970	42,021
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14		23,550	24,824
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.230%	5/7/12		2,100	2,100
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13		135,500	142,378
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.310%	5/7/12		20,000	20,000
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.400%	5/7/12		8,476	8,476
Castaic Lake CA Water Agency Revenue COP VRDO	0.210%	5/7/12	LOC	10,300	10,300
Cerritos CA Community College District GO	0.000%	8/1/28		1,000	452
Cerritos CA Community College District GO	5.250%	8/1/28		3,540	4,034
Cerritos CA Community College District GO	5.250%	8/1/29		3,160	3,584
Cerritos CA Community College District GO	0.000%	8/1/30		1,850	740
Cerritos CA Community College District GO	5.250%	8/1/30		4,235	4,781
Cerritos CA Community College District GO	0.000%	8/1/31		1,000	378
1 Desert CA Community College District GO TOB VRDO	0.400%	5/7/12		5,000	5,000
Eastern California Municipal Water District Water & Sewer Revenue VRDO	0.220%	5/7/12		11,525	11,525
El Monte CA High School District GO	5.500%	6/1/27	(12)	2,630	3,036
El Monte CA High School District GO	5.500%	6/1/28	(12)	2,355	2,707
El Segundo CA Unified School District GO	0.000%	8/1/28		2,705	1,224
El Segundo CA Unified School District GO	0.000%	8/1/29		8,655	3,618
El Segundo CA Unified School District GO	0.000%	8/1/30		9,160	3,589
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23	(10)	1,000	597
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24	(10)	3,455	1,947
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25	(10)	6,340	3,342
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27	(10)	6,480	3,004
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23	(14)	2,875	1,632
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24	(14)	1,700	908
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25	(14)	2,055	1,025
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26	(14)	2,985	1,394
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28	(14)	2,875	1,175

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.125%	1/15/19	(14)	5,200	5,200
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28	(14)	15,000	15,266
Fresno CA Sewer Revenue	6.250%	9/1/14	(2)	9,270	9,823
Fresno CA Sewer Revenue	5.000%	9/1/25	(12)	2,275	2,557
Fresno CA Sewer Revenue	5.000%	9/1/26	(12)	7,425	8,286
Fresno CA Sewer Revenue	5.000%	9/1/27	(12)	7,835	8,704
Fresno County CA TRAN	3.000%	6/29/12		10,000	10,047
Gilroy CA Unified School District GO	0.000%	8/1/30	(12)	5,500	2,155
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	71,660	74,529
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	79,735	85,255
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14		9,000	9,395
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15		6,505	6,827
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16		12,545	13,255
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21	(2)	15,000	15,011
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		79,085	67,414
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25	(4)	7,000	8,225
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31		5,200	5,790
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23	(14)	2,090	1,315
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25	(14)	3,635	2,014
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27	(14)	1,500	707
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28	(14)	3,170	1,407
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18	(2)	5,495	6,067
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19	(2)	3,970	4,403
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20	(2)	3,250	3,598
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21	(2)	7,645	8,436
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22	(2)	3,535	3,863
Long Beach CA Unified School District GO	0.000%	8/1/23	(12)	1,995	1,280
Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	2,925	1,566
Los Angeles CA Community College District GO	5.000%	8/1/28		7,210	8,148
Los Angeles CA Community College District GO	5.250%	8/1/29		4,145	4,739
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23		3,115	3,529
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26		5,705	6,572
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26		3,250	3,591
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27		3,250	3,569
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28		3,960	4,326
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28		12,750	14,698
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29		5,000	5,729
Los Angeles CA Department of Water & Power Revenue VRDO	0.220%	5/1/12		900	900
Los Angeles CA Department of Water & Power Revenue VRDO	0.270%	5/7/12		28,300	28,300
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28		6,930	7,846
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24	(14)	15,435	16,527
Los Angeles CA Unified School District GO	5.000%	7/1/16	(4)	6,900	8,037
Los Angeles CA Unified School District GO	5.000%	7/1/16		7,290	8,481
Los Angeles CA Unified School District GO	4.750%	7/1/19	(4)	12,500	14,281
Los Angeles CA Unified School District GO	5.000%	7/1/19		3,635	4,418
Los Angeles CA Unified School District GO	5.000%	7/1/21	(4)	4,000	4,657
Los Angeles CA Unified School District GO	5.000%	7/1/21	(4)	10,000	11,643
Los Angeles CA Unified School District GO	5.000%	7/1/22	(4)	22,410	26,092
Los Angeles CA Unified School District GO	5.000%	7/1/23	(3)	31,690	35,392
Los Angeles CA Unified School District GO	5.000%	7/1/23	(3)	24,035	27,398
Los Angeles CA Unified School District GO	5.000%	7/1/23	(4)	6,425	7,422
Los Angeles CA Unified School District GO	5.250%	7/1/23		8,835	10,443
Los Angeles CA Unified School District GO	5.250%	7/1/23		5,000	5,910
Los Angeles CA Unified School District GO	5.000%	7/1/24	(14)	10,000	11,112
Los Angeles CA Unified School District GO	5.000%	7/1/25	(4)	7,330	8,324
Los Angeles CA Unified School District GO	5.000%	7/1/26		7,500	8,458
Los Angeles CA Unified School District GO	5.250%	7/1/28		8,000	9,195
Los Angeles CA Unified School District GO	5.200%	7/1/29		6,295	7,097
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29		6,520	7,329
Los Angeles CA Wastewater System Revenue VRDO	0.230%	5/7/12	LOC	18,895	18,895
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15		10,665	12,140
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21		5,000	6,068
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16		3,450	3,933
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17		5,000	5,788
M-S-R California Energy Authority Revenue	7.000%	11/1/34		6,000	7,659
Modesto CA Water Revenue VRDO	0.230%	5/7/12	LOC	27,580	27,580
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13		5,000	5,171
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/24	(12)	1,130	1,273
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/25		1,675	1,957
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/26		1,800	2,078
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	(2)	14,775	14,887

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Oakland CA Unified School District GO	6.250%	8/1/18		1,000	1,180
Oakland CA Unified School District GO	6.250%	8/1/19		1,150	1,374
Orange County CA Airport Revenue	5.250%	7/1/25		6,480	7,482
Orange County CA Sanitation District COP	5.000%	2/1/28		7,250	8,173
Orange County CA Sanitation District COP	5.000%	2/1/29		4,510	5,057
Orange County CA Sanitation District COP	5.000%	2/1/29	(4)	2,500	2,774
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28	(14)	10,575	10,576
Palo Alto CA Unified School District GO	0.000%	8/1/23		13,900	9,466
Palo Alto CA Unified School District GO	0.000%	8/1/28		20,320	10,590
Palo Alto CA Unified School District GO	0.000%	8/1/29		19,530	9,598
Palo Alto CA Unified School District GO	0.000%	8/1/31		12,305	5,394
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	6.500%	9/1/28		9,000	9,629
Poway CA Unified School District GO	0.000%	8/1/29		5,000	2,151
Redding CA Electric System COP	5.000%	6/1/23	(4)	6,875	7,853
Redding CA Electric System COP	5.000%	6/1/25	(4)	7,860	8,788
Redding CA Electric System COP	5.000%	6/1/27	(4)	4,660	5,150
Riverside CA Electric Revenue VRDO	0.240%	5/7/12	LOC	46,775	46,775
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.250%	5/7/12		9,030	9,030
Rocklin CA Unified School District GO	0.000%	8/1/22	(14)	5,450	3,693
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		4,705	5,049
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/18	(14)	2,000	2,190
Sacramento County CA Airport Revenue	5.500%	7/1/27		7,870	8,695
Sacramento County CA Airport Revenue	5.500%	7/1/28		5,000	5,475
Sacramento County CA Airport Revenue	5.625%	7/1/29		5,485	6,034
Sacramento County CA GO	5.000%	2/1/15		9,190	9,939
Sacramento County CA GO	5.000%	2/1/17		4,650	5,150
Sacramento County CA GO	5.250%	2/1/18		6,140	6,884
Sacramento County CA GO	5.250%	2/1/19		4,940	5,538
Sacramento County CA GO	5.500%	2/1/20		4,700	5,367
Saddleback Valley CA Unified School District GO	5.000%	8/1/23	(4)	5,460	5,936
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17		2,500	2,808
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18		8,995	10,156
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19		8,500	9,661
1 San Bernardino County CA Transportation Authority Sales Tax Revenue TOB VRDO	0.250%	5/7/12		15,995	15,995
San Diego CA Community College District GO	5.000%	8/1/26		3,895	4,604
San Diego CA Community College District GO	5.000%	8/1/27		3,865	4,530
San Diego CA Community College District GO	5.000%	8/1/27		8,350	9,786
San Diego CA Community College District GO	5.000%	8/1/28		7,400	8,601
San Diego CA Community College District GO	5.000%	8/1/28		8,820	10,251
San Diego CA Community College District GO	5.000%	8/1/29		4,315	4,981
San Diego CA Community College District GO	5.000%	8/1/30	(4)	19,015	21,015
San Diego CA Community College District GO	5.250%	8/1/33		3,325	3,816
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/13		8,000	8,392
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25		10,000	12,020
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28		2,000	2,286
San Diego CA Unified School District GO	5.500%	7/1/25	(14)	10,000	12,841
San Diego CA Unified School District GO	5.500%	7/1/27	(4)	17,195	22,134
San Diego CA Unified School District GO	0.000%	7/1/30		17,310	7,044
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		2,500	2,768
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.220%	5/7/12		12,305	12,305
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.230%	5/7/12		22,770	22,770
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.280%	5/7/12		6,300	6,300
San Francisco CA City & County International Airport Revenue	5.000%	5/1/18		15,000	17,950
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		5,000	5,965
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		9,135	10,731
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22		5,500	6,560
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26		3,000	3,476
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26		3,370	3,929
San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		4,600	5,300
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		5,730	6,479
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		3,400	3,861
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		6,270	7,048
San Francisco CA City & County International Airport Revenue VRDO	0.240%	5/7/12	LOC	5,500	5,500
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/21	(ETM)	6,000	5,036
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21	(14)	12,385	7,125
1 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.260%	5/7/12	(13)	4,600	4,600
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(2)	20,000	20,794
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23	(2)	24,900	25,289
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24	(14)	29,885	30,006
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27		2,400	2,461

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28		1,175	1,207
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28		25,385	27,920
1 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.350%	5/7/12		5,000	5,000
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/25		1,000	1,080
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/28		2,000	2,227
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	(4)	12,800	13,777
1 San Ramon Valley CA Unified School District GO TOB VRDO	0.310%	5/7/12		4,925	4,925
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19		13,825	16,465
Santa Clara County CA Financing Authority Lease Revenue
(VMC Facility Replacement Project) VRDO	0.230%	5/7/12		8,600	8,600
Santa Monica CA Community College District GO	0.000%	8/1/23		9,045	5,933
Santa Monica CA Community College District GO	0.000%	8/1/27		6,565	3,390
Santa Monica CA Community College District GO	0.000%	8/1/28		7,105	3,464
Santa Monica CA Community College District GO	0.000%	8/1/29		12,640	5,738
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27	(2)	11,125	5,224
Southern California Public Power Authority Revenue	5.000%	7/1/17		3,000	3,580
Southern California Public Power Authority Revenue	5.000%	7/1/22		10,000	12,154
Southern California Public Power Authority Revenue	5.000%	7/1/27		10,000	11,486
Southern California Public Power Authority Revenue	5.000%	7/1/28		10,000	11,392
Southern California Public Power Authority Revenue	5.000%	7/1/29		2,500	2,825
1 Sweetwater CA Unified School District GO TOB VRDO	0.270%	5/7/12	(13)	2,845	2,845
Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/30		4,735	5,030
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19		3,000	3,590
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20		13,130	15,497
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21		13,465	15,701
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29		9,000	10,327
Turlock CA Irrigation District Revenue	5.000%	1/1/27		3,935	4,309
Turlock CA Irrigation District Revenue	5.000%	1/1/28		4,160	4,527
Turlock CA Irrigation District Revenue	5.000%	1/1/29		4,335	4,693
Turlock CA Irrigation District Revenue	5.000%	1/1/30		2,250	2,427
University of California Revenue	5.000%	5/15/21		10,625	11,894
University of California Revenue	5.500%	5/15/24		14,675	17,802
University of California Revenue	5.000%	5/15/26		12,915	15,076
University of California Revenue	5.000%	5/15/27		5,000	5,802
University of California Revenue	5.000%	5/15/30		2,830	3,222
1 University of California Revenue TOB VRDO	0.310%	5/7/12		9,520	9,520
Ventura County CA Community College District GO	0.000%	8/1/23		6,155	3,993
Ventura County CA Community College District GO	0.000%	8/1/24		8,050	4,842
Ventura County CA Community College District GO	0.000%	8/1/25		8,000	4,432
Ventura County CA Community College District GO	0.000%	8/1/26		8,500	4,433
Ventura County CA Community College District GO	0.000%	8/1/27		8,500	4,172
Ventura County CA Public Financing Authority COP	5.625%	8/15/27		1,000	1,143
Ventura County CA Public Financing Authority COP	5.750%	8/15/28		1,750	2,005
Ventura County CA Public Financing Authority COP	5.750%	8/15/29		1,750	1,999
Victor Valley CA Community College District GO	5.375%	8/1/29		4,250	4,733
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29		2,510	2,733
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30		3,775	4,095
West Basin CA Municipal Water District COP	5.000%	8/1/25	(12)	5,365	5,891
West Basin CA Municipal Water District COP	5.000%	8/1/27	(12)	5,000	5,412
West Contra Costa CA Unified School District GO	0.000%	8/1/17	(12)	1,565	1,374
West Contra Costa CA Unified School District GO	0.000%	8/1/18	(12)	3,000	2,526
West Contra Costa CA Unified School District GO	0.000%	8/1/19	(12)	4,190	3,342
West Contra Costa CA Unified School District GO	0.000%	8/1/20	(12)	6,000	4,459
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,810	899
					4,275,962
Colorado (1.3%)
Aurora CO COP	5.000%	12/1/19		1,050	1,280
Aurora CO COP	5.000%	12/1/20		2,000	2,388
Aurora CO COP	5.000%	12/1/21		3,505	4,139
Aurora CO COP	5.000%	12/1/22		4,730	5,499
Aurora CO COP	5.000%	12/1/23		4,465	5,154
Aurora CO COP	5.000%	12/1/24		4,215	4,812
Aurora CO COP	5.000%	12/1/25		5,475	6,190
Broomfield CO City & County COP	5.000%	12/1/24		2,685	3,123
Broomfield CO City & County COP	5.000%	12/1/25		2,820	3,245
Broomfield CO City & County COP	5.000%	12/1/26		2,965	3,378
Broomfield CO City & County COP	5.000%	12/1/27		3,115	3,523
Broomfield CO City & County COP	5.000%	12/1/29		7,470	8,359
2 Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18		3,080	3,702
2 Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23		5,000	6,149
Colorado Department of Transportation RAN	5.375%	6/15/12	(Prere.)	8,500	8,640

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Colorado Department of Transportation Revenue	5.500%	6/15/12	(14)	11,780	11,858
Colorado Department of Transportation Revenue	5.500%	6/15/13	(14)	14,500	15,347
Colorado Department of Transportation Revenue	5.000%	12/15/15	(14)	37,825	43,704
Colorado Education Loan Program Revenue TOB VRDO	0.250%	5/1/12		9,395	9,395
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28		10,000	11,653
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29		50,000	56,256
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		14,000	15,844
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical Center of the Rockies)	5.000%	3/1/25		4,900	5,053
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		6,100	7,084
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		13,175	15,212
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30		20,955	23,283
Denver CO City & County (Medical Facilities) GO	5.000%	8/1/14		7,065	7,474
Denver CO City & County Airport Revenue	5.000%	11/15/24	(10)	8,965	9,909
Denver CO City & County Airport Revenue	5.250%	11/15/28		3,210	3,625
Denver CO City & County School District No. 1 GO	5.000%	12/1/25		1,000	1,205
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17	(14)	24,490	21,013
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18	(14)	7,850	8,652
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18	(14)	6,355	7,005
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19	(14)	15,100	11,696
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21		27,500	18,908
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	20,000	11,011
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25		1,500	1,584
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		2,000	2,113
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.240%	5/7/12	LOC	5,900	5,900
1 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.250%	5/7/12		5,105	5,105
University of Colorado Enterprise System Revenue	5.000%	6/1/15	(Prere.)	6,515	7,413
University of Colorado Enterprise System Revenue	5.000%	6/1/20	(14)	5,785	6,828
University of Colorado Enterprise System Revenue	5.000%	6/1/21	(14)	90	101
University of Colorado Enterprise System Revenue	5.500%	6/1/24		2,000	2,473
University of Colorado Enterprise System Revenue	5.500%	6/1/26		2,750	3,369
University of Colorado Enterprise System Revenue	5.000%	6/1/28		3,000	3,556
University of Colorado Enterprise System Revenue	5.000%	6/1/29		2,000	2,353
University of Colorado Hospital Authority Revenue	6.000%	11/15/29		9,850	11,225
University of Colorado Hospital Authority Revenue VRDO	0.270%	5/7/12	LOC	30,000	30,000
					466,788
Connecticut (1.0%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project)	4.375%	9/1/28		5,000	5,260
Connecticut GO	5.500%	12/15/12	(4)	5,020	5,187
Connecticut GO	5.000%	4/15/13		9,745	10,187
Connecticut GO	5.000%	11/1/13		10,000	10,702
Connecticut GO	5.500%	12/15/13		1,705	1,848
Connecticut GO	5.000%	4/15/14		13,690	14,912
Connecticut GO	5.500%	12/15/14		7,700	8,708
Connecticut GO	5.000%	4/15/15		16,155	18,278
Connecticut GO	5.000%	4/15/15		2,325	2,631
Connecticut GO	5.000%	5/1/15		1,865	2,113
3 Connecticut GO	0.750%	5/15/15		5,000	5,000
Connecticut GO	5.000%	11/1/15		5,000	5,754
Connecticut GO	5.000%	12/1/15	(14)	6,700	7,299
Connecticut GO	5.000%	12/15/15		14,345	16,562
Connecticut GO	5.000%	4/15/16		13,725	15,971
3 Connecticut GO	0.900%	5/15/16		5,000	5,000
3 Connecticut GO	0.900%	5/15/16		8,400	8,400
3 Connecticut GO	1.020%	5/15/17		5,000	5,000
Connecticut GO	5.000%	11/1/17		7,750	9,392
3 Connecticut GO	1.170%	5/15/18		14,000	14,000
Connecticut GO	5.000%	12/15/18		11,000	12,969
3 Connecticut GO	1.500%	4/15/20		9,000	9,000
Connecticut GO	5.000%	11/1/20		4,970	6,217
Connecticut GO	5.000%	11/1/21		5,000	6,301
Connecticut GO	5.000%	11/1/23		10,000	12,259
Connecticut GO	5.000%	11/1/26		9,250	11,048
Connecticut GO	5.000%	11/1/27		12,695	15,060
Connecticut GO	5.000%	11/1/28		8,935	10,533
Connecticut GO	5.000%	4/15/32		4,000	4,673
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/12	(4)	6,275	6,427
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		4,000	4,288
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28		8,550	9,854

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Connecticut Special Tax Revenue (Transportation Infrastructure)	6.500%	10/1/12		6,600	6,773
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/12		4,685	4,798
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/13		2,970	3,179
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14		12,000	12,968
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/14		7,315	8,139
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17		7,090	8,577
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23		12,085	13,986
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24		10,880	12,533
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25		12,515	14,347
					366,133
Delaware (0.1%)
Delaware GO	5.000%	10/1/16		19,895	23,612
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/12		3,690	3,720
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/13		3,875	4,090
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29		10,000	11,357
University of Delaware Revenue	5.000%	11/1/18		1,000	1,239
University of Delaware Revenue	5.000%	11/1/22		1,000	1,209
					45,227
District of Columbia (0.7%)
District of Columbia GO	0.000%	6/1/13	(14)	10,945	10,820
District of Columbia GO	5.000%	6/1/13	(Prere.)	10,880	11,427
District of Columbia GO	0.000%	6/1/14	(14)	16,650	16,197
District of Columbia GO	5.000%	6/1/19	(4)	5,325	6,286
District of Columbia GO	5.000%	6/1/20	(4)	11,840	13,798
District of Columbia GO	5.000%	6/1/21	(4)	10,380	12,064
District of Columbia Hospital Revenue (Medlantic Healthcare Group Inc.)	6.000%	8/15/12	(ETM)	2,995	3,045
District of Columbia Revenue (George Washington University) VRDO	0.350%	5/7/12	LOC	54,785	54,785
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	(2)	5,610	6,195
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	(2)	5,800	6,354
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	(2)	6,600	7,197
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24	(2)	6,190	6,707
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18		23,500	26,497
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.260%	5/7/12		14,000	14,000
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		9,595	11,124
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		5,115	5,930
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,754
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		7,695	8,855
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.250%	5/7/12		8,330	8,330
					235,365
Florida (7.0%)
Brevard County FL School Board COP	5.000%	7/1/23	(12)	4,615	5,118
Brevard County FL School Board COP	5.000%	7/1/24	(12)	4,850	5,338
Brevard County FL School Board COP	5.000%	7/1/25	(12)	5,090	5,551
Broward County FL GO	5.000%	1/1/20		9,185	11,356
Broward County FL Port Facilities Revenue	5.500%	9/1/29		5,500	6,031
Broward County FL School Board COP	5.250%	7/1/13	(Prere.)	4,155	4,394
Broward County FL School Board COP	5.250%	7/1/24	(4)	12,480	13,879
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/22		10,650	13,362
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23		2,000	2,313
1 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.250%	5/7/12	LOC	3,800	3,800
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/14	(14)	35,000	37,461
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14		20,000	21,788
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		70,000	77,468
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		16,000	17,878
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		10,000	11,174
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		23,000	26,226
Clay County FL Sales Surtax Revenue	5.000%	10/1/12	(12)	6,690	6,803
Clay County FL Sales Surtax Revenue	5.000%	10/1/16	(12)	8,135	9,188
Florida Board of Education Capital Outlay GO	5.000%	1/1/16		8,000	8,980
Florida Board of Education Capital Outlay GO	5.000%	1/1/17		4,600	5,141
Florida Board of Education Lottery Revenue	5.250%	7/1/12	(Prere.)	7,150	7,276
Florida Board of Education Lottery Revenue	5.250%	7/1/12	(Prere.)	3,700	3,765
Florida Board of Education Lottery Revenue	5.375%	7/1/12	(Prere.)	6,000	6,107
Florida Board of Education Lottery Revenue	5.500%	7/1/12	(Prere.)	7,860	8,002
Florida Board of Education Lottery Revenue	5.000%	7/1/13	(Prere.)	6,000	6,376
Florida Board of Education Lottery Revenue	5.000%	7/1/13	(Prere.)	10,240	10,882
Florida Board of Education Lottery Revenue	5.000%	7/1/16	(2)	10,715	12,152
Florida Board of Education Lottery Revenue	5.000%	7/1/18		4,000	4,830
Florida Board of Education Lottery Revenue	5.000%	7/1/19		4,550	5,453
Florida Board of Education Lottery Revenue	5.000%	7/1/20	(2)	12,545	14,131

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Florida Board of Education Lottery Revenue	5.000%	7/1/21	(2)	11,590	13,028
Florida Board of Education Lottery Revenue	5.000%	7/1/22	(14)	14,690	16,708
Florida Board of Education Lottery Revenue	5.000%	7/1/23	(2)	11,235	12,566
Florida Board of Education Lottery Revenue	5.000%	7/1/24		13,700	15,514
Florida Board of Education Lottery Revenue	5.000%	7/1/24		11,385	13,002
Florida Board of Education Lottery Revenue	5.000%	7/1/25		14,385	16,148
Florida Board of Education Lottery Revenue	5.000%	7/1/25		13,215	14,955
Florida Board of Education Lottery Revenue	5.000%	7/1/26		13,875	15,580
Florida Board of Education Lottery Revenue	5.000%	7/1/27		15,855	17,595
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/12	(Prere.)	16,540	16,776
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/12	(Prere.)	1,285	1,303
Florida Board of Education Public Education Capital Outlay GO	5.375%	6/1/12	(Prere.)	6,820	6,919
Florida Board of Education Public Education Capital Outlay GO	5.375%	6/1/12	(Prere.)	11,000	11,046
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13		8,395	8,826
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13		3,720	3,911
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13		3,815	4,011
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13		5,045	5,318
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13		3,845	4,055
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14		4,005	4,387
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14		5,040	5,341
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14		3,910	4,283
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		4,205	4,774
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		5,540	6,290
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		7,295	7,719
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		4,105	4,661
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19		2,905	3,579
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20		26,350	29,398
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		5,585	6,855
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		3,500	4,107
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		5,000	5,993
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		9,245	11,268
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		2,125	2,513
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		5,635	6,833
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23		7,000	9,577
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/27		2,600	2,982
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/30		15,000	17,448
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31		5,000	5,777
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/12	(14)	3,000	3,024
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12		20,000	20,171
Florida Department of Environmental Protection & Preservation Revenue	5.375%	7/1/12	(Prere.)	7,645	7,787
Florida Department of Environmental Protection & Preservation Revenue	5.500%	7/1/13	(4)	11,920	12,620
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17		8,175	9,622
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19		5,855	6,983
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24		9,025	10,015
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	(14)	10,000	11,241
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	(14)	10,045	11,292
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24		10,025	11,302
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	(14)	6,700	7,466
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		9,475	10,419
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		10,525	11,739
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	(14)	10,045	11,119
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26		9,950	10,869
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26		11,055	12,235
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27		5,445	5,914
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27		11,605	12,758
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28		10,970	11,860
Florida Department of General Services Division Facilities Management Revenue
(Florida Facilities Pool)	5.000%	9/1/13	(2)	3,060	3,231
Florida Department of Transportation GO	5.000%	7/1/19		7,895	9,745
Florida Department of Transportation GO	5.000%	7/1/22		6,055	7,292
Florida Department of Transportation GO	5.000%	7/1/25		10,000	10,540
Florida Division Board Financial Department of General Services Systems Revenue
(Department of Environmental Protection)	6.000%	7/1/12	(2)	11,500	11,611
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32		1,000	1,046
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/12		40,000	40,320
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.250%	7/1/12		17,865	18,016
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13		38,000	39,976
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14		14,000	15,205
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16		50,000	56,613
Florida Keys Aqueduct Authority Water Revenue VRDO	0.220%	5/7/12	LOC	14,425	14,425
Florida Municipal Power Agency Revenue	5.250%	10/1/19	(4)	10,000	12,171

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Florida Municipal Power Agency Revenue	5.000%	10/1/27		12,500	13,592
Florida Municipal Power Agency Revenue	5.750%	10/1/27		3,000	3,467
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/18		3,630	4,263
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/19		3,535	4,194
Florida Municipal Power Agency Revenue (Stanton Project)	5.500%	10/1/13	(4)	3,905	3,984
Florida Ports Financing Commission Revenue	5.000%	10/1/24		2,075	2,450
Florida Ports Financing Commission Revenue	5.000%	10/1/26		1,420	1,632
Florida Ports Financing Commission Revenue	5.000%	10/1/28		2,000	2,259
Florida Turnpike Authority Revenue	5.000%	7/1/17	(4)	10,000	10,617
Florida Turnpike Authority Revenue	5.000%	7/1/19	(2)	4,150	4,675
Florida Turnpike Authority Revenue	5.000%	7/1/19		1,365	1,605
Florida Turnpike Authority Revenue	5.000%	7/1/20	(2)	2,745	3,078
Florida Turnpike Authority Revenue	5.000%	7/1/20		3,000	3,468
Florida Turnpike Authority Revenue	5.000%	7/1/22	(2)	5,120	5,742
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20		2,000	2,423
Fort Myers FL Improvement Revenue	5.000%	12/1/25	(14)	7,340	7,829
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue	5.000%	10/1/25		1,690	1,918
1 Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.400%	5/7/12		12,000	12,000
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	125	144
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	145	167
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	260	300
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	190	219
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	820	945
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17		3,000	3,535
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18		2,000	2,383
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18		1,700	1,881
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18		3,000	3,575
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19		3,000	3,594
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		875	952
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		2,155	2,540
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		1,000	1,088
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		7,000	8,251
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21		2,250	2,550
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21		135	146
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21		1,000	1,083
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21		2,000	2,369
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22		740	798
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22		1,000	1,076
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23		1,310	1,405
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23		500	536
Hillsborough County FL Assessment Revenue	5.000%	3/1/22	(14)	6,260	6,690
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15		2,500	2,817
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17		2,750	3,222
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18		3,400	4,035
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17	(ETM)	3,650	4,489
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19	(ETM)	3,500	4,367
Hillsborough County FL School Board (Master Lease Program) COP	5.500%	7/1/14	(14)	4,370	4,757

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		12,000	13,616
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		14,000	15,758
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		10,000	11,183
Hillsborough County FL School Board COP	5.000%	7/1/24		16,305	18,702
Hillsborough County FL School Board COP	5.000%	7/1/25		6,000	6,808
Hillsborough County FL Utility Revenue	5.500%	8/1/13	(ETM)	5,255	5,591
Hillsborough County FL Utility Revenue	5.500%	8/1/13	(2)	4,745	5,043
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22		2,500	2,999
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		3,900	4,440
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,075	2,348
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.260%	5/7/12		10,200	10,200
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/17		6,000	7,147
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19	(14)	5,000	5,565
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	(14)	5,000	5,565
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29		6,160	7,004
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/30		7,160	8,076
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/31		17,495	19,719
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13	(14)	3,045	3,264
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23		5,415	6,164
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24		5,685	6,413
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25		5,970	6,677
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28		13,280	14,338
Jacksonville FL Special Revenue	5.000%	10/1/20		15,420	18,682
Jacksonville FL Special Revenue	5.000%	10/1/25		4,800	5,513
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/18	(4)	3,000	3,614
Lake County FL School Board COP	5.250%	6/1/15	(2)	4,075	4,536
Lake County FL School Board COP	5.250%	6/1/15	(2)	2,050	2,282
Lakeland FL Electric & Water Revenue	6.050%	10/1/12	(4)	10,000	10,236
Lee County FL Water & Sewer Revenue	5.250%	10/1/25		5,950	7,015
Lee Memorial Health System Florida Hospital Revenue VRDO	0.250%	5/7/12	LOC	1,280	1,280
Manatee County FL School District Sales Tax Revenue	5.000%	10/1/13	(2)	5,140	5,447
Manatee County FL School District Sales Tax Revenue TOB VRDO	0.250%	5/1/12		1,200	1,200
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	(12)	1,800	2,014
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		1,460	1,651
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		2,630	2,937
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25		5,000	5,761
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26		6,500	7,101
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		7,200	7,780
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	(12)	4,000	4,332
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		5,500	5,914
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.260%	5/7/12	(4)	5,620	5,620
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14	(Prere.)	13,760	14,947
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14	(Prere.)	10,910	11,851
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20	(2)	2,040	2,299
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24	(2)	5,275	5,773
Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	8,525	8,621
Miami-Dade County FL School Board COP	5.000%	2/1/13	(ETM)	5,175	5,357
Miami-Dade County FL School Board COP	5.000%	8/1/13	(2)	10,000	10,509
Miami-Dade County FL School Board COP	5.000%	5/1/16	(12)	9,335	10,611
Miami-Dade County FL School Board COP	5.000%	8/1/16	(2)	4,280	4,784
Miami-Dade County FL School Board COP	5.000%	5/1/19	(14)	5,685	6,435
Miami-Dade County FL School Board COP	5.000%	8/1/19	(2)	5,265	5,942
Miami-Dade County FL School Board COP	5.000%	11/1/21	(2)	3,280	3,601
Miami-Dade County FL School Board COP	5.000%	11/1/22	(2)	2,655	2,890
Miami-Dade County FL School Board COP	5.250%	5/1/23	(12)	25,200	28,511
Miami-Dade County FL School Board COP	5.000%	11/1/23	(2)	2,500	2,714
Miami-Dade County FL School Board COP	5.250%	5/1/24	(12)	27,650	31,060
Miami-Dade County FL School Board COP	5.250%	5/1/25	(12)	14,225	15,853
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	5,025	5,379
Miami-Dade County FL School Board COP	5.250%	5/1/26	(12)	12,980	14,356
Miami-Dade County FL School Board COP	5.250%	5/1/28	(12)	15,530	16,972
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16		10,000	11,019
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21		20,000	24,647
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26	(14)	7,400	8,134
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28		5,000	5,342
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21		8,000	9,077
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/21		2,215	2,571
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/23		2,000	2,270
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/29		11,000	12,111
Orange County FL School Board COP	5.000%	8/1/23	(14)	9,000	9,784
Orange County FL School Board COP	5.000%	8/1/24	(14)	4,000	4,326

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Orange County FL School Board COP	4.500%	8/1/26		8,400	8,903
Orange County FL School Board COP	4.500%	8/1/27		7,000	7,366
Orange County FL School Board COP VRDO	0.260%	5/7/12	LOC	22,000	22,000
Orange County FL Tourist Development Revenue	5.000%	10/1/17		5,955	6,878
Orange County FL Tourist Development Revenue	5.000%	10/1/18	(14)	18,980	21,696
Orange County FL Tourist Development Revenue	5.000%	10/1/20	(14)	15,345	17,245
Orange County FL Tourist Development Revenue	5.000%	10/1/21	(14)	16,605	18,500
Orange County FL Tourist Development Revenue	5.000%	10/1/27	(2)	12,630	13,920
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/13	(2)	5,000	5,256
Orlando & Orange County FL Expressway Authority Revenue	5.250%	7/1/14	(2)	4,000	4,228
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27		7,780	8,655
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30		3,500	3,852
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.250%	5/7/12	LOC	26,000	26,000
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/21		5,000	6,332
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22		3,245	4,126
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/13	(ETM)	9,500	10,160
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/14	(ETM)	4,500	5,026
Palm Beach County FL School Board COP	5.000%	8/1/13	(14)	2,095	2,202
Palm Beach County FL School Board COP	5.375%	8/1/13	(2)	2,690	2,840
Palm Beach County FL School Board COP PUT	5.000%	8/1/16		6,000	6,750
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17		6,000	7,136
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18		6,000	7,234
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28		15,000	16,757
1 Palm Beach County FL Solid Waste Authority Revenue TOB VRDO	0.250%	5/7/12		6,400	6,400
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	(12)	4,180	4,601
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18	(2)	7,500	8,438
Sarasota County FL School Board COP	5.000%	7/1/18		2,185	2,557
Sarasota County FL School Board COP	5.000%	7/1/20		2,855	3,375
Sarasota County FL School Board COP	5.000%	7/1/23		5,380	6,156
Sarasota County FL School Board COP	5.000%	7/1/25		5,050	5,679
Seminole County FL School Board COP	5.000%	7/1/22	(4)	2,000	2,278
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23		5,000	5,557
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24		7,805	8,622
South Florida Water Management District COP	5.000%	10/1/13	(2)	5,000	5,283
South Florida Water Management District COP	5.000%	10/1/14	(2)	9,460	10,345
South Florida Water Management District COP	5.000%	10/1/15	(2)	5,800	6,520
South Florida Water Management District COP	5.000%	10/1/16	(2)	3,000	3,445
South Florida Water Management District COP	5.000%	10/1/24	(2)	4,000	4,559
South Florida Water Management District COP	5.000%	10/1/25	(2)	8,000	8,957
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.250%	5/7/12		14,120	14,120
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.350%	5/7/12		10,000	10,000
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30		1,500	1,619
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23		5,985	6,785
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24		4,625	5,228
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.250%	5/7/12	LOC	11,950	11,950
Tallahassee FL Energy System Revenue	5.250%	10/1/13	(4)	4,380	4,664
Tallahassee FL Energy System Revenue	5.250%	10/1/14	(4)	3,980	4,396
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20		10,000	10,075
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29	(14)	10,000	13,444
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19		3,580	4,281
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21		18,420	21,615
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22		13,395	15,489
2 Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33		14,686	16,107
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	2,020	2,327
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/18	(2)	2,675	2,957
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/19	(2)	9,450	10,448
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/21	(2)	11,355	12,491
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/22	(2)	13,470	14,818
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/23	(2)	5,000	5,500
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/24	(2)	15,100	16,666
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/25	(2)	5,000	5,492
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29		2,300	2,763
Volusia County FL School Board COP	5.000%	8/1/21	(4)	3,495	3,720
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29		1,975	2,213
					2,443,289

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		4,000	4,700
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22		10,000	11,576
Atlanta GA Airport Revenue	5.000%	1/1/20		1,000	1,205
Atlanta GA Airport Revenue	5.000%	1/1/21		2,000	2,375
Atlanta GA Airport Revenue	5.000%	1/1/22		2,300	2,692
2 Atlanta GA Airport Revenue	5.000%	1/1/23		2,000	2,389
2 Atlanta GA Airport Revenue	5.000%	1/1/24		1,620	1,910
2 Atlanta GA Airport Revenue	5.000%	1/1/24		2,865	3,377
Atlanta GA Airport Revenue	5.875%	1/1/24		3,145	3,882
2 Atlanta GA Airport Revenue	5.000%	1/1/25		1,210	1,407
2 Atlanta GA Airport Revenue	5.000%	1/1/25		1,900	2,210
2 Atlanta GA Airport Revenue	5.000%	1/1/26		1,600	1,839
2 Atlanta GA Airport Revenue	5.000%	1/1/26		1,400	1,609
2 Atlanta GA Airport Revenue	5.000%	1/1/27		1,390	1,583
2 Atlanta GA Airport Revenue	5.000%	1/1/27		3,430	3,906
2 Atlanta GA Airport Revenue	5.000%	1/1/28		2,040	2,305
2 Atlanta GA Airport Revenue	5.000%	1/1/28		5,970	6,746
2 Atlanta GA Airport Revenue	5.000%	1/1/29		2,140	2,403
2 Atlanta GA Airport Revenue	5.000%	1/1/29		6,275	7,047
2 Atlanta GA Airport Revenue	5.000%	1/1/30		2,250	2,515
Atlanta GA Airport Revenue	5.000%	1/1/30		6,410	7,029
2 Atlanta GA Airport Revenue	5.000%	1/1/30		6,600	7,377
2 Atlanta GA Airport Revenue	5.000%	1/1/31		2,270	2,528
2 Atlanta GA Airport Revenue	5.000%	1/1/31		6,935	7,722
2 Atlanta GA Airport Revenue	5.000%	1/1/32		2,040	2,257
2 Atlanta GA Airport Revenue	5.000%	1/1/32		3,980	4,404
Atlanta GA GO	5.250%	12/1/19	(12)	4,925	6,118
Atlanta GA GO	5.250%	12/1/20	(12)	3,280	4,009
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16	(4)	7,000	8,178
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17	(3)	5,400	6,529
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17	(4)	8,000	9,510
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21		1,000	1,246
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22	(4)	9,800	11,792
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25	(4)	6,500	8,230
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26	(4)	15,220	19,318
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	5,585	7,094
Carroll County GA School District GO	4.000%	4/1/14		1,400	1,491
Carroll County GA School District GO	4.000%	4/1/15		1,300	1,422
Carroll County GA School District GO	5.000%	4/1/16		3,000	3,481
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34	(2)	1,000	1,188
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37	(2)	7,500	8,278
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19		1,910	2,224
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17		1,250	1,474
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20		1,400	1,649
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23		1,410	1,731
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24		1,500	1,817
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/25		1,250	1,495
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		2,225	2,566
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32		4,000	4,571
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23		11,395	13,054
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23		6,110	6,979
Georgia GO	5.000%	10/1/13		20,095	21,448
Georgia GO	5.000%	7/1/14		7,800	8,581
Georgia GO	5.000%	7/1/14		16,550	18,208
Georgia GO	5.000%	7/1/14		7,290	8,020
Georgia GO	5.500%	7/1/14		10,750	11,943
Georgia GO	5.000%	10/1/14		18,385	20,426
Georgia GO	5.000%	7/1/15		15,000	17,125
Georgia GO	5.000%	9/1/15	(Prere.)	7,080	8,137
Georgia GO	5.000%	10/1/15		16,495	18,990
Georgia GO	5.000%	12/1/15		10,000	11,575
Georgia GO	5.000%	7/1/16		5,300	6,035
Georgia GO	5.000%	7/1/16		8,625	10,158
Georgia GO	5.000%	7/1/16		2,705	3,186
Georgia GO	5.000%	7/1/16		18,290	21,541
Georgia GO	5.000%	5/1/17		1,000	1,205
Georgia GO	5.000%	11/1/17		5,590	6,822
Georgia GO	5.000%	7/1/19		10,050	12,603
Georgia GO	5.000%	7/1/20		14,920	18,914
Georgia GO	5.000%	9/1/20		10,000	12,706

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Georgia GO	5.000%	11/1/20		9,240	11,766
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17	(14)	9,420	10,764
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	(14)	3,000	3,280
Georgia Road & Tollway Authority GAN	5.000%	6/1/14		27,395	29,967
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14		16,735	18,306
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15		21,260	24,096
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16		26,105	30,466
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19		15,500	19,316
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21		2,420	3,107
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/15		7,915	9,056
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22		1,430	1,637
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24		1,250	1,404
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15		6,380	6,974
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17		2,035	2,291
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20		23,970	27,117
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		5,000	5,332
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		37,000	41,755
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		9,490	10,098
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26	(14)	4,800	6,011
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) VRDO	0.250%	5/7/12	LOC	12,000	12,000
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17		3,980	4,645
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18		3,500	4,138
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18		3,565	4,215
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19		3,000	3,593
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19		3,160	3,785
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		35,000	42,045
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23		14,605	17,072
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24		11,650	13,463
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16		3,480	3,989
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19		51,440	62,849
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16		6,580	7,541
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/18		5,000	5,885
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		7,600	9,105
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29		3,340	3,779
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24		17,500	19,270
South Fulton GA Municipal Regional Water & Sewer Authority Water Revenue VRDO	0.320%	5/7/12	LOC	10,715	10,715
					962,892
Hawaii (0.5%)
Hawaii Airports System Revenue	5.250%	7/1/30		16,975	18,890
Hawaii GO	5.375%	8/1/12	(14)	10,480	10,526
Hawaii GO	5.000%	10/1/14	(Prere.)	5,000	5,555
Hawaii GO	5.000%	10/1/14	(Prere.)	7,000	7,776
Hawaii GO	5.000%	11/1/16		8,275	9,810
Hawaii GO	5.000%	7/1/17	(2)	45,035	51,018
Hawaii GO	5.000%	12/1/18		9,250	11,392
Hawaii GO	5.000%	12/1/20		4,480	5,625
Hawaii GO	5.000%	12/1/22		10,000	12,396
Hawaii GO	5.000%	10/1/24	(14)	3,000	3,273
Hawaii GO	5.000%	3/1/25	(4)	6,000	6,802
Hawaii GO	5.000%	12/1/31		10,000	11,682
Hawaii Pacific Health Revenue	5.625%	7/1/30		2,345	2,545
Honolulu HI City & County GO	5.000%	7/1/19	(4)	3,000	3,524
Honolulu HI City & County GO	5.000%	7/1/20	(4)	2,705	3,177
Honolulu HI City & County GO	5.000%	8/1/24		4,535	5,515
Honolulu HI City & County GO	5.000%	8/1/28		5,000	5,882
Honolulu HI City & County Wastewater System Revenue	4.500%	7/1/27		3,075	3,438
					178,826
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24		2,000	2,368
Idaho Bond Bank Authority Revenue	5.250%	9/15/26		1,000	1,167
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/28		12,050	14,167
Idaho Housing & Finance Association RAN	5.000%	7/15/14		4,890	5,337
Idaho Housing & Finance Association RAN	4.750%	7/15/19		5,000	5,993
					29,032
Illinois (5.3%)
Berwyn IL GO	5.000%	12/1/25	(4)	5,000	5,431
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/13	(14)	29,170	28,959
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/19	(14)	5,610	4,480
Chicago IL Board of Education GO	5.000%	12/1/16	(4)	1,985	2,310

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Chicago IL Board of Education GO	0.000%	12/1/18	(14)	4,520	3,781
Chicago IL Board of Education GO	5.000%	12/1/18	(4)	2,500	2,878
Chicago IL Board of Education GO	5.000%	12/1/18		2,500	2,941
Chicago IL Board of Education GO	5.000%	12/1/19	(4)	6,130	7,047
Chicago IL Board of Education GO	5.000%	12/1/19		2,500	2,976
Chicago IL Board of Education GO	6.000%	1/1/20	(14)	5,300	6,249
Chicago IL Board of Education GO	5.000%	12/1/20	(4)	1,500	1,711
Chicago IL Board of Education GO	5.000%	12/1/20	(2)	20,000	22,807
Chicago IL Board of Education GO	5.000%	12/1/20		2,250	2,694
Chicago IL Board of Education GO	5.000%	12/1/26	(4)	12,640	13,543
Chicago IL Board of Education GO	0.000%	12/1/31	(14)	5,180	1,954
Chicago IL GO	5.250%	1/1/17	(14)	2,300	2,652
Chicago IL GO	5.500%	1/1/17	(4)	18,430	21,452
Chicago IL GO	5.000%	1/1/18		1,525	1,766
Chicago IL GO	5.000%	1/1/18	(4)	17,530	19,043
Chicago IL GO	5.000%	1/1/19		3,825	4,483
Chicago IL GO	5.000%	1/1/21	(4)	18,155	19,984
Chicago IL GO	5.000%	1/1/21		5,490	6,143
Chicago IL GO	5.000%	12/1/21		5,730	6,672
Chicago IL GO	0.000%	1/1/22		4,750	3,332
Chicago IL GO	0.000%	1/1/23		4,900	3,266
Chicago IL GO	5.000%	1/1/23		10,585	11,856
Chicago IL GO	5.000%	12/1/23		7,000	7,925
Chicago IL GO	5.000%	1/1/26	(4)	10,000	10,793
Chicago IL GO	0.000%	1/1/27		7,000	3,541
Chicago IL GO	5.000%	1/1/27	(14)	8,200	8,884
Chicago IL GO	5.000%	1/1/28	(14)	5,000	5,385
Chicago IL GO VRDO	0.270%	5/1/12		1,500	1,500
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12	(Prere.)	5,540	5,588
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12	(Prere.)	13,425	13,542
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12	(Prere.)	7,150	7,213
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12	(Prere.)	3,715	3,747
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30		35,000	40,730
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/14	(14)	2,000	2,145
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15	(14)	5,200	5,782
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	(4)	7,025	7,973
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18		4,200	4,916
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18		4,000	4,633
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	(4)	22,920	25,807
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	(4)	8,920	10,270
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	(4)	18,295	20,421
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	(4)	15,275	16,957
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	(4)	18,250	20,119
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31		10,000	11,484
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31		13,495	15,498
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28		4,835	5,419
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29		5,170	5,762
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30		2,770	3,054
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/13		4,000	4,161
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/14		4,200	4,487
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15		6,060	6,649
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16	(Prere.)	2,455	2,934
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18	(2)	7,545	8,353
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18		7,435	8,636
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	(12)	3,185	3,623
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20		4,900	5,489
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24	(12)	5,000	5,516
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25	(12)	11,000	12,017
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26	(12)	8,260	8,953
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		31,170	33,376
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		13,085	14,011
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28		30,225	32,080
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19		9,915	11,945
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		10,000	11,336
Chicago IL Water Revenue	0.000%	11/1/14	(2)	7,460	7,260
Chicago IL Water Revenue	0.000%	11/1/15	(2)	7,555	7,143
Chicago IL Water Revenue	5.000%	11/1/19	(4)	17,565	20,956
Cook County IL Community College District GO	5.000%	12/1/23		1,100	1,255
Cook County IL GO	5.000%	11/15/18		8,000	9,383
Cook County IL GO	5.000%	11/15/20		7,500	8,776
Cook County IL GO	5.000%	11/15/21		5,410	6,240

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Cook County IL GO	5.250%	11/15/28		35,500	39,768
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15	(12)	2,020	2,303
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17	(12)	2,000	2,425
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21	(14)	4,900	5,418
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23		2,315	2,737
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25		2,720	3,158
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26		3,060	3,531
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28		6,520	7,445
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.240%	5/7/12	LOC	5,000	5,000
1 Illinois Educational Facilities Authority Revenue (Northwestern University) TOB VRDO	0.260%	5/7/12		6,200	6,200
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14		10,000	10,481
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14		2,875	2,908
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19		1,500	1,765
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20		2,000	2,309
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21		6,535	7,470
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22		10,000	11,293
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/23		3,000	3,625
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14		7,500	8,000
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31		10,000	10,870
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.400%	5/7/12	(12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.400%	5/7/12	(12)	15,000	15,000
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27		18,725	20,422
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29		15,000	16,358
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28		21,760	23,483
Illinois Finance Authority Revenue (ITT Research Institute) VRDO	0.250%	5/7/12	LOC	5,600	5,600
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.250%	8/15/36		6,500	6,802
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29		12,670	13,477
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28		8,500	9,191
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30		9,000	10,349
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.250%	5/1/12		7,665	7,665
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29		10,000	11,893
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30		34,070	36,801
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/23	(14)	5,000	5,402
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/28	(14)	3,000	3,246
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	11/1/29		7,000	8,571
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30		8,000	8,105
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30	(4)	7,000	7,692
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/18		3,555	4,201
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19		11,605	13,794
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20		3,185	3,789
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22		10,000	11,593
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/17		1,415	1,704
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,000	2,477
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		4,000	4,880
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24		5,195	6,289
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25		2,990	3,583
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26		3,500	4,157
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/27		4,140	4,894
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		4,400	5,165
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		4,250	4,954
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30		5,250	6,073
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		5,300	6,117
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		1,050	1,205
Illinois GO	5.375%	7/1/12	(Prere.)	5,500	5,548
Illinois GO	5.375%	7/1/12	(Prere.)	5,000	5,044
Illinois GO	5.250%	10/1/12		14,000	14,286
Illinois GO	5.500%	8/1/13	(14)	14,005	14,812
Illinois GO	5.250%	10/1/14		40,000	42,451
Illinois GO	5.000%	1/1/15		6,050	6,600
Illinois GO	5.500%	8/1/17	(14)	7,500	7,582
Illinois GO	5.500%	8/1/18	(14)	6,000	6,061
Illinois GO	5.000%	1/1/19		15,475	17,333
Illinois GO	5.000%	1/1/20	(4)	8,635	9,672
Illinois GO	5.000%	1/1/21	(4)	21,470	23,725
Illinois GO	5.250%	1/1/21		7,425	8,383
Illinois GO	5.000%	1/1/22		2,740	2,985
Illinois GO	5.000%	11/1/24	(2)	5,000	5,358
Illinois GO	5.000%	4/1/26	(2)	12,600	13,310
Illinois GO	5.000%	6/1/26		900	929
Illinois GO	5.000%	6/1/26		5,100	5,313
Illinois GO	5.000%	6/1/27	(14)	4,000	4,130

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	3/1/28		5,500	5,726
Illinois GO	5.000%	9/1/31		2,500	2,613
1 Illinois GO TOB VRDO	0.250%	5/7/12	LOC	12,625	12,625
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital)	6.250%	1/1/17		5,060	5,305
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22	(4)	5,000	6,628
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23	(14)	5,000	6,562
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	11,475	15,376
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.250%	5/7/12		14,210	14,210
Illinois Sales Tax Revenue	0.000%	12/15/16	(2)	5,000	4,414
Illinois Sales Tax Revenue	5.000%	6/15/18		12,000	14,322
Illinois Sales Tax Revenue	5.375%	6/15/18		9,860	11,970
Illinois Sales Tax Revenue	5.000%	6/15/19		6,000	7,243
Illinois Sales Tax Revenue	5.000%	6/15/20		5,225	6,199
Illinois Sales Tax Revenue	5.375%	6/15/20		9,635	12,060
Illinois Sales Tax Revenue	5.000%	6/15/28	(14)	6,000	6,557
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	(4)	23,000	25,641
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	(4)	5,000	5,635
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	(4)	20,000	22,485
Illinois Toll Highway Authority Revenue	5.000%	1/1/25	(4)	5,700	6,322
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		2,500	2,748
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19		5,000	4,261
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20		5,000	4,092
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22		5,690	4,257
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15	(14)	13,000	12,045
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16	(14)	11,330	10,134
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19	(3)	38,340	30,274
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	6,000	4,150
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	21,000	12,971
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	32,515	20,083
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	23,795	13,910
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25	(14)	29,785	16,398
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	10,725	5,696
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	6,400	3,207
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	30,000	13,003
Peoria IL Public Building Community School District Revenue	0.000%	12/1/14	(12)	2,800	2,692
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15	(12)	2,800	2,618
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16	(12)	2,900	2,626
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16		10,000	11,205
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17		6,000	6,761
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18		5,000	5,644
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23		27,000	30,855
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28		10,000	11,348
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30		10,000	10,846
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16	(14)	15,270	14,207
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21		3,430	4,053
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22		6,015	6,953
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30		5,000	5,513
1 University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.290%	5/7/12		14,300	14,300
					1,830,660
Indiana (1.2%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	7/15/21	(4)	5,695	6,388
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23	(4)	2,480	2,947
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/24	(14)	2,735	2,964
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/25	(14)	2,875	3,093
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/15		3,865	4,329
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17		3,315	3,882
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18		4,085	4,853
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/14		2,510	2,729
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18		5,000	5,923
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20		4,370	5,018
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23		3,570	3,980
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24		10,855	12,186
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25		13,895	15,512
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26		14,425	15,990

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27		8,615	9,459
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.270%	5/7/12	LOC	10,300	10,300
Indiana Finance Authority Lease Revenue	5.000%	11/1/17		7,500	8,884
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.250%	5/1/12		31,225	31,225
Indiana Finance Authority Revenue (Marion General Hospital) VRDO	0.250%	5/7/12	LOC	10,000	10,000
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28		6,295	6,946
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		10,000	11,454
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/24		2,000	2,117
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25		14,000	14,756
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/26		18,475	19,368
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17		9,000	9,052
1 Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.400%	5/7/12		12,750	12,750
Indiana Municipal Power Agency Revenue	5.250%	1/1/15	(14)	750	771
Indiana Municipal Power Agency Revenue	5.625%	1/1/28		4,640	5,254
Indiana Municipal Power Agency Revenue	5.750%	1/1/29		2,000	2,273
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19	(14)	2,515	3,046
Indiana Transportation Finance Authority Highway Revenue	5.000%	12/1/12	(14)	4,500	4,626
Indiana University Student Fee Revenue	5.000%	8/1/15		1,000	1,142
Indiana University Student Fee Revenue	5.000%	8/1/16		2,500	2,943
Indiana University Student Fee Revenue	5.000%	8/1/26		1,000	1,194
Indiana University Student Fee Revenue	5.000%	8/1/29		1,000	1,169
Indiana University Student Fee Revenue	5.000%	6/1/30		2,000	2,353
Indiana University Student Fee Revenue	5.000%	8/1/30		1,560	1,816
Indiana University Student Fee Revenue	5.000%	6/1/31		1,500	1,755
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21	(4)	3,530	4,137
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22	(4)	15,655	18,142
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19		3,000	3,611
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20		1,545	1,870
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20		5,000	5,952
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21		8,590	10,263
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22		7,000	8,256
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22		1,425	1,670
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23		1,895	2,204
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25		2,085	2,419
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26		1,985	2,300
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29		10,000	11,256
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23	(4)	4,285	5,054
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25	(4)	3,535	4,068
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28		4,065	4,723
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29		4,370	5,067
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14		13,250	14,474
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14		11,750	12,836
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17		5,000	5,818
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14		18,000	18,762
					407,329
Iowa (0.2%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29		2,000	2,184
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31		2,000	2,193
Des Moines IA Independent Community School District School Infrastructure Revenue	5.000%	6/1/19		3,400	4,024
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29	(12)	13,500	14,771
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29	(12)	5,500	6,051
Iowa GO	5.500%	2/15/13	(14)	8,945	9,307
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27		5,985	6,982
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28		6,280	7,273
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21		1,150	1,418
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22		2,100	2,557
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27		4,000	4,669
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16		8,545	9,647
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17		5,655	6,502
					77,578
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/26	(4)	3,680	4,036
Cowley County KS Unified School District GO	4.750%	9/1/27	(4)	3,500	3,820
Kansas Department of Transportation Highway Revenue	5.000%	9/1/12		7,400	7,518

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30		1,000	1,084
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31		1,000	1,054
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34		2,000	2,087
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22		1,500	1,679
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24		2,800	3,088
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29		6,000	6,500
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29		10,435	11,994
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19		6,730	8,228
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20		7,070	8,710
Kansas Development Finance Authority Revenue
(Kansas Department of Health & Environment)	5.000%	3/1/21		5,000	6,190
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25		7,500	8,593
Leavenworth County KS Unified School District GO	4.500%	3/1/18	(12)	1,030	1,206
Leavenworth County KS Unified School District GO	4.500%	9/1/18	(12)	1,030	1,215
Leavenworth County KS Unified School District GO	4.500%	3/1/19	(12)	1,000	1,182
Leavenworth County KS Unified School District GO	4.500%	9/1/19	(12)	600	714
Leavenworth County KS Unified School District GO	4.500%	3/1/20	(12)	1,115	1,313
Leavenworth County KS Unified School District GO	4.750%	3/1/21	(12)	1,165	1,377
Leavenworth County KS Unified School District GO	4.750%	9/1/21	(12)	1,265	1,490
Leavenworth County KS Unified School District GO	5.000%	3/1/22	(12)	1,060	1,258
Leavenworth County KS Unified School District GO	5.000%	9/1/22	(12)	1,360	1,609
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18		1,000	1,145
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19		1,500	1,708
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20		1,500	1,702
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21		1,500	1,702
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24		5,055	5,463
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26		4,300	4,590
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16		1,000	1,142
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.250%	11/15/24		5,000	5,591
					108,988
Kentucky (0.8%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18	(14)	5,000	6,126
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21		14,000	16,943
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		7,000	8,354
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18		1,840	2,098
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19		1,475	1,680
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20		1,125	1,288
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21		2,000	2,249
Kentucky Property & Building Commission Revenue	5.500%	8/1/12	(4)	10,000	10,129
Kentucky Property & Building Commission Revenue	5.250%	10/1/13	(4)	14,965	15,953
Kentucky Property & Building Commission Revenue	5.250%	10/1/15	(4)	1,500	1,716
Kentucky Property & Building Commission Revenue	5.000%	10/1/17		1,170	1,372
Kentucky Property & Building Commission Revenue	5.000%	11/1/17		8,570	10,191
Kentucky Property & Building Commission Revenue	5.000%	11/1/18		14,880	17,894
Kentucky Property & Building Commission Revenue	5.500%	8/1/19	(2)	6,870	8,530
Kentucky Property & Building Commission Revenue	5.000%	10/1/19	(2)	5,000	6,053
Kentucky Property & Building Commission Revenue	5.500%	8/1/20	(2)	4,320	5,389
Kentucky Property & Building Commission Revenue	5.000%	11/1/20		4,500	5,273
Kentucky Property & Building Commission Revenue	5.000%	8/1/21		45,000	53,748
Kentucky Property & Building Commission Revenue	5.250%	2/1/23	(12)	6,215	7,289
Kentucky Property & Building Commission Revenue	5.000%	11/1/23	(4)	5,120	5,855
Kentucky Property & Building Commission Revenue	5.000%	11/1/24	(4)	5,000	5,669
Kentucky Property & Building Commission Revenue	5.250%	2/1/25	(12)	4,995	5,775
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23		9,890	11,425
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		7,065	8,130
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25		7,000	8,076

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13		23,000	24,651
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17		14,500	14,486
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30		14,775	16,419
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31		9,000	9,962
					292,723
Louisiana (1.1%)
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/23	(12)	5,165	6,112
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17		1,000	1,154
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18		1,000	1,170
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19		1,030	1,219
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20		1,000	1,170
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21		1,000	1,156
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18	(2)	14,470	16,022
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21	(2)	20,000	21,930
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(2)	13,660	14,858
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23	(2)	10,000	10,843
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/20	(14)	6,200	6,977
Louisiana GO	5.000%	5/1/12	(4)	18,955	18,957
Louisiana GO	5.250%	5/1/12	(14)	10,000	10,001
Louisiana GO	5.500%	5/15/12	(14)	12,660	12,688
Louisiana GO	5.000%	8/1/14	(14)	22,880	25,215
Louisiana GO	5.000%	11/15/17		10,000	12,102
Louisiana GO	5.000%	11/15/17		17,040	20,623
Louisiana GO	5.000%	5/1/18	(4)	25,210	28,785
Louisiana GO	5.000%	11/15/18		18,500	22,714
Louisiana GO	5.000%	5/1/21	(4)	9,765	11,101
Louisiana GO	5.000%	5/1/23	(4)	26,665	30,312
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22		2,790	3,257
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24		11,000	12,604
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25		2,000	2,272
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30		15,905	17,101
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17		5,300	6,191
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19		4,495	5,400
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29		4,000	4,523
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30		4,930	5,558
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/31		2,485	2,791
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15		4,055	4,389
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17		1,520	1,685
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27		15,165	15,721
New Orleans LA Aviation Board Revenue	4.500%	1/1/16	(12)	1,860	2,026
New Orleans LA Aviation Board Revenue	4.500%	1/1/16	(12)	4,535	4,939
New Orleans LA Aviation Board Revenue	4.500%	1/1/17	(12)	1,955	2,153
New Orleans LA Aviation Board Revenue	4.500%	1/1/17	(12)	1,540	1,696
New Orleans LA Aviation Board Revenue	5.000%	1/1/18	(12)	2,440	2,762
New Orleans LA Aviation Board Revenue	5.000%	1/1/18	(12)	2,200	2,490
					372,667
Maine (0.1%)
Maine GO	4.000%	6/1/13		1,640	1,708
Maine GO	5.000%	6/1/16		3,770	4,428
Maine Turnpike Authority Turnpike Revenue	5.000%	7/1/31		1,005	1,156
Maine Turnpike Authority Turnpike Revenue	5.000%	7/1/33		1,125	1,282
Portland ME Airport Revenue	5.000%	1/1/21	(4)	1,000	1,167
Portland ME Airport Revenue	5.000%	1/1/22	(4)	1,000	1,153
Portland ME Airport Revenue	5.000%	1/1/23		1,000	1,143
Portland ME Airport Revenue	5.000%	1/1/24	(4)	1,610	1,824
Portland ME Airport Revenue	5.000%	1/1/25	(4)	1,000	1,123
Portland ME Airport Revenue	5.000%	1/1/26	(4)	1,720	1,913
Portland ME Airport Revenue	5.000%	1/1/28	(4)	1,200	1,314
Portland ME Airport Revenue	5.000%	1/1/29	(4)	1,265	1,389
					19,600
Maryland (1.2%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	(2)	1,365	1,504
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19	(2)	2,185	2,406
Baltimore MD Project Revenue	5.000%	7/1/26		1,585	1,883

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Baltimore MD Project Revenue	5.000%	7/1/26		1,250	1,485
Baltimore MD Project Revenue	5.000%	7/1/27		1,745	2,060
Baltimore MD Project Revenue	5.000%	7/1/28		1,570	1,841
Baltimore MD Project Revenue	5.000%	7/1/28		1,905	2,233
Baltimore MD Project Revenue	5.000%	7/1/29		2,075	2,416
Baltimore MD Project Revenue	5.000%	7/1/30		1,905	2,210
Baltimore MD Project Revenue	5.000%	7/1/30		3,255	3,776
Baltimore MD Project Revenue	5.000%	7/1/31		2,000	2,308
Howard County MD GO	5.000%	8/15/20		14,125	17,886
Howard County MD GO	5.000%	8/15/21		14,440	18,451
Howard County MD GO	5.000%	8/15/24		4,500	5,568
Maryland Department of Transportation Revenue	5.000%	6/1/15		1,825	2,081
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22		6,000	7,281
Maryland GO	5.000%	8/1/12		10,000	10,122
Maryland GO	5.000%	8/1/12		10,000	10,122
Maryland GO	5.000%	2/15/13		58,765	60,997
Maryland GO	5.000%	8/1/13		10,685	11,324
Maryland GO	5.000%	8/1/15		19,620	22,462
Maryland GO	5.000%	8/1/15	(Prere.)	15,260	17,516
Maryland GO	5.000%	3/1/16		2,900	3,377
Maryland GO	5.000%	8/1/16		1,100	1,299
Maryland GO	5.000%	8/1/16		1,010	1,193
Maryland GO	5.000%	8/1/16		10,000	11,808
Maryland GO	5.000%	3/1/17		3,440	4,125
Maryland GO	5.000%	8/1/17		20,000	24,253
Maryland GO	5.000%	3/15/18		37,780	46,342
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15		3,500	3,905
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14	(Prere.)	2,980	3,272
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14	(Prere.)	3,915	4,298
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/16		3,895	4,350
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17		3,000	3,411
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18		2,500	2,874
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19		1,700	1,951
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20		1,500	1,641
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21		2,000	2,251
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23		900	967
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24	(2)	3,800	4,311
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28	(2)	9,000	9,882
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.240%	5/7/12	LOC	10,500	10,500
Maryland Transportation Authority GAN	5.000%	3/1/14		13,240	14,390
Maryland Transportation Authority GAN	5.000%	3/1/16		2,500	2,919
Maryland Transportation Authority GAN	5.250%	3/1/16		4,000	4,708
Maryland Transportation Authority GAN	5.000%	3/1/17		2,070	2,482
Maryland Transportation Authority GAN	5.250%	3/1/17		4,950	5,994
Maryland Transportation Authority GAN	5.250%	3/1/20		8,085	10,039
Montgomery County MD GO	5.000%	7/1/17		3,460	4,187
Montgomery County MD GO	5.000%	7/1/21		2,275	2,911
Prince Georges County MD GO	5.000%	9/15/21		4,975	6,383
Prince Georges County MD GO	5.000%	9/15/30		1,545	1,835
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17		14,500	17,499
					427,289
Massachusetts (3.7%)
2 Boston MA GO	5.000%	8/1/17		5,035	6,100
Boston MA GO	5.000%	2/1/22		4,235	5,425
Boston MA GO	5.000%	2/1/23		4,760	6,021
Boston MA Water & Sewer Commission Revenue	5.750%	11/1/13		2,145	2,246
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.600%	5/7/12		41,057	41,057
Massachusetts College Building Authority Revenue	5.000%	5/1/26		3,360	4,039
Massachusetts College Building Authority Revenue	5.000%	5/1/27		2,395	2,860
Massachusetts College Building Authority Revenue	5.000%	5/1/28		1,290	1,483
Massachusetts College Building Authority Revenue	5.125%	5/1/28		1,420	1,620

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Massachusetts College Building Authority Revenue	5.000%	5/1/29		2,905	3,371
Massachusetts College Building Authority Revenue	5.000%	5/1/29		570	666
Massachusetts College Building Authority Revenue	5.250%	5/1/29		2,250	2,580
Massachusetts College Building Authority Revenue	5.000%	5/1/30		4,820	5,593
Massachusetts College Building Authority Revenue	5.000%	5/1/30		1,000	1,163
Massachusetts College Building Authority Revenue	5.000%	5/1/31		6,040	6,970
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/19		5,000	5,942
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20		2,610	3,231
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22		11,000	12,825
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		14,750	17,041
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		13,625	15,232
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.230%	5/7/12		13,900	13,900
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/13	(14)	16,670	16,883
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/14	(14)	7,340	7,431
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/15	(14)	8,310	8,413
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/16	(14)	3,500	3,543
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		3,110	3,503
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31		1,200	1,341
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29		9,500	10,942
Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.240%	5/1/12	LOC	2,900	2,900
Massachusetts Development Finance Agency Revenue (College of the Holy Cross) VRDO	0.290%	5/1/12	LOC	4,115	4,115
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/25		6,765	7,946
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30		15,000	16,473
Massachusetts Development Finance Agency Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26		2,690	2,873
Massachusetts Development Finance Agency Revenue
(Wentworth Institute of Technology) VRDO	0.250%	5/7/12	LOC	14,600	14,600
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		3,500	4,056
Massachusetts GO	5.000%	11/1/13		8,000	8,570
Massachusetts GO	5.500%	11/1/13	(3)	8,905	9,607
3 Massachusetts GO	0.630%	9/1/14		14,545	14,545
Massachusetts GO	5.500%	11/1/14	(14)	3,000	3,379
Massachusetts GO	5.500%	12/1/14	(4)	1,000	1,130
Massachusetts GO	5.000%	1/1/15		1,500	1,680
3 Massachusetts GO	0.650%	2/1/15		7,500	7,500
Massachusetts GO	5.000%	8/1/15		11,745	13,430
Massachusetts GO	5.250%	8/1/15		5,000	5,758
Massachusetts GO	5.000%	9/1/15		14,360	16,466
Massachusetts GO	5.250%	8/1/16		5,615	6,670
3 Massachusetts GO	0.770%	9/1/16		2,000	2,000
Massachusetts GO	5.000%	9/1/16		7,710	9,099
Massachusetts GO	5.500%	11/1/16	(ETM)	73,000	88,469
Massachusetts GO	5.500%	11/1/16	(ETM)	24,500	29,692
Massachusetts GO	5.500%	11/1/16	(ETM)	50,000	60,595
Massachusetts GO	5.000%	8/1/17		24,060	28,977
Massachusetts GO	5.500%	11/1/17	(14)	20,000	24,765
Massachusetts GO	5.500%	11/1/17	(4)	7,000	8,668
Massachusetts GO	5.500%	11/1/17		10,000	12,382
Massachusetts GO	5.500%	8/1/18	(14)	5,000	6,270
Massachusetts GO	5.500%	10/1/18		9,500	11,956
Massachusetts GO	5.500%	10/1/20	(14)	11,065	14,307
Massachusetts GO	5.250%	8/1/21	(2)	4,445	5,699
Massachusetts GO	5.250%	8/1/21		20,870	26,760
Massachusetts GO	5.000%	4/1/27		28,000	33,069
Massachusetts GO	5.000%	4/1/29		26,675	31,049
Massachusetts Health & Educational Facilities Authority Revenue
(Baystate Medical Center) VRDO	0.220%	5/7/12	LOC	4,600	4,600
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30		5,000	6,425
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/12	(14)	1,850	1,854
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28		18,000	18,046
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23		3,380	3,840
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24		5,500	6,194
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25		3,500	3,922
Massachusetts Health & Educational Facilities Authority Revenue (Caritas Christi Obligated Group)	6.500%	7/1/12	(ETM)	2,675	2,701
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20		1,685	2,286
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/22		6,750	9,069
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20		3,740	4,515
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25		1,460	1,630
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26		2,000	2,216
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28		1,155	1,265
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.330%	5/7/12		13,575	13,575

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (Stonehill College) VRDO	0.290%	5/1/12	LOC	7,275	7,275
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30		5,000	5,698
Massachusetts Health & Educational Facilities Authority Revenue
(University of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25		6,815	7,067
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/13	(4)	5,000	5,305
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(4)	10,000	11,437
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	(4)	41,095	46,540
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	(4)	6,800	7,680
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	(14)	7,830	8,611
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	(4)	27,615	30,548
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14	(Prere.)	8,685	9,391
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19	(14)	5,125	6,107
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/21	(14)	6,875	8,293
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(3)	29,860	36,558
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28	(14)	11,075	13,326
Massachusetts Special Obligation Revenue	5.000%	12/15/14		15,805	17,664
Massachusetts Special Obligation Revenue	5.000%	6/15/15		10,000	11,369
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/12		295	296
Massachusetts Water Pollution Abatement Trust Revenue	5.125%	8/1/14		140	141
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21		5,955	7,662
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19	(ETM)	37,515	45,506
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19		21,580	26,708
Massachusetts Water Resources Authority Revenue	5.500%	8/1/22	(4)	3,300	4,299
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28		2,350	2,767
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30		3,500	4,093
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30		5,000	5,847
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		2,000	2,326
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		5,000	5,816
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.740%	5/7/12	LOC	38,545	38,545
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26		3,000	3,453
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27		3,440	3,911
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28		5,100	5,755
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29		11,580	12,941
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30		11,000	12,220
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31		11,575	12,811
University of Massachusetts Building Authority Revenue	5.000%	11/1/19	(2)	25,625	29,038
					1,286,018
Michigan (2.1%)
Detroit MI GO	5.000%	4/1/14	(12)	9,780	10,235
Detroit MI GO	5.000%	4/1/15	(12)	7,970	8,488
Detroit MI GO	5.000%	4/1/16	(12)	3,440	3,693
Detroit MI GO	5.000%	4/1/17	(12)	3,580	3,849
Detroit MI Sewer System Revenue	5.000%	7/1/13	(Prere.)	15,665	16,520
Detroit MI Sewer System Revenue	5.125%	7/1/15	(Prere.)	12,000	13,686
Detroit MI Sewer System Revenue	0.000%	7/1/16	(14)	7,500	6,657
Detroit MI Sewer System Revenue	5.250%	7/1/22	(14)	5,735	6,199
Detroit MI Sewer System Revenue	7.000%	7/1/27	(4)	10,300	12,488
Detroit MI Water Supply System Revenue	5.000%	7/1/19	(14)	5,000	5,312
Detroit MI Water Supply System Revenue	5.000%	7/1/20	(4)	8,535	9,243
Detroit MI Water Supply System Revenue	5.000%	7/1/20	(14)	7,665	8,063
Detroit MI Water Supply System Revenue	5.000%	7/1/22	(14)	4,000	4,157
Detroit MI Water Supply System Revenue	5.000%	7/1/23	(14)	4,000	4,132
Detroit MI Water Supply System Revenue	5.000%	7/1/24	(4)	26,825	28,393
Detroit MI Water Supply System Revenue	5.000%	7/1/25	(4)	4,000	4,218
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17		2,420	2,698
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30		18,370	19,160
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.250%	1/15/14		10,000	10,722
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15		11,500	12,848
Michigan Building Authority Revenue	5.250%	10/15/13	(4)	12,000	12,833
Michigan Building Authority Revenue	5.250%	10/15/14	(4)	15,000	16,002
Michigan Building Authority Revenue	5.250%	10/15/15	(4)	22,445	23,862
Michigan Building Authority Revenue	5.250%	10/15/16	(4)	9,000	9,561
Michigan Building Authority Revenue	5.000%	10/15/18		12,575	14,900
Michigan Building Authority Revenue	5.000%	10/15/19		8,315	9,958
Michigan Building Authority Revenue	5.000%	10/15/24		2,500	2,908
Michigan Building Authority Revenue	5.000%	10/15/24		3,000	3,489
Michigan Building Authority Revenue	5.000%	10/15/25		5,920	6,814
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32		1,500	1,743
Michigan GO	5.500%	12/1/13		6,125	6,617
Michigan GO	5.000%	5/1/17		33,880	39,719
Michigan GO	5.250%	9/15/25	(4)	10,810	12,010

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Michigan GO	5.250%	9/15/26	(4)	12,805	14,131
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/12		9,595	9,596
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12		2,500	2,560
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13		10,000	10,093
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14		30,000	31,174
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17		45,000	44,722
Michigan Hospital Finance Authority Revenue (Genesys Regional Medical Center Obligated Group)	5.375%	10/1/13	(ETM)	4,000	4,190
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24		5,000	5,483
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29		15,775	17,386
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19		2,500	2,852
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/24		5,000	5,631
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/29		4,000	4,596
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	(14)	13,015	13,363
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27		8,000	8,914
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17		3,950	4,800
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22		4,000	4,848
Michigan State University Board of Trustees General Revenue VRDO	0.250%	5/7/12		16,000	16,000
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16		9,350	9,518
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22	(14)	27,000	36,004
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19		20,000	23,143
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29		25,000	28,619
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29		13,900	17,652
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18		2,195	2,420
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19		2,300	2,519
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30		10,000	10,187
University of Michigan University Revenue	5.000%	4/1/17		30,000	35,767
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16		5,000	5,569
					722,914
Minnesota (1.5%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17		1,785	2,075
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18		2,190	2,554
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20		1,585	1,832
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20		1,805	2,080
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21		2,205	2,505
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21		3,925	4,459
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22		2,425	2,723
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29		7,000	7,674
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) VRDO	0.230%	5/7/12	LOC	5,650	5,650
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.290%	5/1/12	(4)	12,400	12,400
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18		15,000	17,195
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28		15,500	18,063
Minnesota GO	5.000%	6/1/12		21,700	21,790
Minnesota GO	5.000%	11/1/12	(ETM)	8,235	8,433
Minnesota GO	5.000%	11/1/12		13,685	14,015
Minnesota GO	5.000%	11/1/12		3,650	3,738
Minnesota GO	5.000%	11/1/12	(ETM)	16,125	16,513
Minnesota GO	5.000%	8/1/13	(ETM)	5,780	6,121
Minnesota GO	5.000%	10/1/13		3,335	3,558
Minnesota GO	5.000%	10/1/13	(ETM)	2,110	2,251
Minnesota GO	5.000%	11/1/13	(ETM)	10,655	11,406
Minnesota GO	5.000%	11/1/13		17,615	18,864
Minnesota GO	5.000%	11/1/13		3,600	3,855
Minnesota GO	5.000%	11/1/13	(ETM)	15,900	17,020
Minnesota GO	5.000%	12/1/13	(ETM)	10,610	11,398
Minnesota GO	5.000%	11/1/14		19,275	21,474
Minnesota GO	4.000%	12/1/14		3,730	4,073
Minnesota GO	5.000%	12/1/14		8,150	9,109
Minnesota GO	5.000%	11/1/15		19,775	22,813
Minnesota GO	5.000%	12/1/15		8,150	9,428
Minnesota GO	5.000%	12/1/16		5,145	6,131
Minnesota GO	5.000%	8/1/17		1,000	1,211

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Minnesota GO	5.000%	8/1/18		2,275	2,809
Minnesota GO	5.000%	10/1/24		10,000	12,394
Minnesota GO	5.000%	8/1/28		15,085	18,307
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.240%	5/7/12		1,895	1,895
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/16		1,120	1,284
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/18		4,305	5,029
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21		5,000	6,186
Minnesota Technology Lease Purchase COP	5.000%	6/1/17		9,690	11,208
Minnesota Technology Lease Purchase COP	5.000%	6/1/18		8,925	10,179
Minnesota Technology Lease Purchase COP	5.000%	6/1/19		10,680	12,181
Rochester MN Healthcare Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18		11,500	13,143
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30		2,000	2,233
St. Cloud MN Health Care Revenue (Centracare Health System)	5.125%	5/1/30		7,000	7,570
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15		5,675	6,336
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16		11,775	13,385
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23		21,700	24,197
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26		6,000	6,614
University of Minnesota Revenue	5.000%	12/1/14		9,840	10,986
University of Minnesota Revenue	5.000%	12/1/15		16,235	18,755
University of Minnesota Revenue	5.000%	8/1/19		1,150	1,420
University of Minnesota Revenue	5.000%	4/1/22		500	598
University of Minnesota Revenue	5.000%	8/1/22		1,585	1,917
University of Minnesota Revenue	5.000%	8/1/23		2,500	2,991
University of Minnesota Revenue	5.000%	8/1/24		4,515	5,365
University of Minnesota Revenue	5.250%	12/1/27		5,000	6,014
University of Minnesota Revenue	5.250%	12/1/28		7,045	8,455
University of Minnesota Revenue	5.000%	8/1/29		5,615	6,439
University of Minnesota Revenue	5.250%	12/1/29		3,500	4,180
University of Minnesota Revenue	5.000%	8/1/30		2,500	2,855
					517,336
Mississippi (0.2%)
Mississippi GO	5.500%	9/1/12	(4)	5,000	5,089
Mississippi GO	5.500%	12/1/16		3,435	4,150
Mississippi GO	5.000%	12/1/20		10,000	11,816
Mississippi GO	5.000%	12/1/21		16,890	19,806
Mississippi GO	5.000%	10/1/30		12,035	13,986
Mississippi GO	5.000%	10/1/31		11,735	13,565
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17		2,500	2,940
					71,352
Missouri (0.7%)
Cape Girardeau County MO Industrial Development Authority Health Facilities Revenue
(Southeast Missouri Hospital Association)	5.625%	6/1/12	(Prere.)	5,655	5,681
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		1,830	2,193
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27		1,000	1,191
Kansas City MO Airport Revenue	5.000%	9/1/13		11,550	12,210
Kansas City MO Airport Revenue	5.000%	9/1/14		10,000	10,947
Kansas City MO Special Obligation Revenue	0.000%	2/1/18		3,000	2,517
Kansas City MO Special Obligation Revenue	0.000%	2/1/19		7,615	6,060
Missouri Board Public Building Special Obligation Revenue	5.000%	10/15/27		13,275	13,984
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.750%	6/1/25		3,230	3,334
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.500%	7/1/12		2,215	2,234
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.500%	7/1/13		5,250	5,482
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19		2,420	2,872
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/21		4,000	4,763
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22		5,270	6,191
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.260%	5/7/12	LOC	10,900	10,900
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20		3,975	4,641
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25		8,000	9,017
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30		5,000	5,400
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29		19,230	20,680
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30		15,000	17,857
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.250%	5/1/12		1,610	1,610
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.250%	5/7/12		11,300	11,300
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.310%	5/7/12		28,475	28,475
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19		1,825	2,257

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/24	(2)	12,225	13,321
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/26	(2)	15,730	16,913
1 Springfield MO Public Utility Revenue TOB VRDO	0.310%	5/7/12		3,430	3,430
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24		6,000	6,951
					232,411
Nebraska (0.1%)
2 Douglas County NE School District No. 1 GO	4.000%	6/15/18		2,530	2,937
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26		3,065	3,557
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/27		3,740	4,298
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29		2,125	2,407
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/30		4,215	4,760
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		2,500	2,812
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32		2,850	3,183
Nebraska Investment Finance Authority Single Family Housing Revenue	5.700%	9/1/31		8,000	8,986
Nebraska Public Power District Revenue	4.000%	1/1/15		1,000	1,090
Nebraska Public Power District Revenue	5.000%	1/1/16		1,000	1,148
Nebraska Public Power District Revenue	5.000%	1/1/24		8,000	9,010
Nebraska Public Power District Revenue	5.000%	1/1/28		1,500	1,731
Nebraska Public Power District Revenue	5.000%	1/1/29		2,000	2,295
Nebraska Public Power District Revenue	5.000%	1/1/31		1,700	1,941
Nebraska Public Power District Revenue	5.000%	1/1/32		1,000	1,136
University of Nebraska Student Fee Revenue	4.000%	7/1/22		1,385	1,608
					52,899
Nevada (1.0%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/21		2,000	2,350
Clark County NV Airport Improvement Revenue	5.000%	7/1/30		15,000	16,218
1 Clark County NV GO TOB VRDO	0.250%	5/7/12		14,410	14,410
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15		6,525	7,290
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16		5,575	6,373
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30		15,000	16,135
Clark County NV School District GO	5.375%	6/15/12	(Prere.)	28,385	28,569
Clark County NV School District GO	5.375%	6/15/12	(Prere.)	29,765	29,958
Clark County NV School District GO	5.000%	6/15/14		6,320	6,920
Clark County NV School District GO	5.000%	6/15/20		14,335	16,461
Clark County NV School District GO	5.000%	6/15/21		8,980	10,230
Clark County NV School District GO	5.000%	6/15/22		14,655	16,557
Clark County NV School District GO	5.000%	6/15/23		16,360	18,364
Clark County NV School District GO	5.000%	6/15/24	(4)	5,000	5,660
Clark County NV School District GO	5.000%	6/15/25		12,445	13,851
Clark County NV School District GO	5.000%	6/15/26		29,900	33,039
Clark County NV Water Reclamation District GO	5.375%	7/1/27		2,985	3,527
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24		5,000	5,280
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	(14)	11,165	11,718
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17		5,000	5,875
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18		7,370	8,795
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	(3)	16,075	17,767
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	(14)	15,280	16,735
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27		10,460	12,023
Nevada GO	5.000%	12/1/14	(4)	8,435	9,376
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28	(2)	1,750	1,856
					335,337
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18		1,010	1,225
New Hampshire GO	5.000%	2/15/19		1,010	1,242
New Hampshire GO	5.000%	8/15/19		1,500	1,861
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20		10,000	12,341
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31		10,000	11,304
					27,973
New Jersey (5.7%)
Essex County NJ Improvement Authority Revenue	5.250%	12/15/18	(2)	1,000	1,207
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23	(14)	10,000	12,766
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23	(2)	3,635	4,503
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24	(2)	3,720	4,648
2 Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	12/1/18		2,000	2,337
2 Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	12/1/19		1,895	2,232
New Jersey Building Authority Revenue	5.000%	12/15/18		5,610	6,698
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	4,082
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24	(2)	3,500	3,659
New Jersey COP	5.000%	6/15/17		4,840	5,602

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New Jersey COP	5.000%	6/15/18		12,915	15,111
New Jersey COP	5.250%	6/15/28		4,675	5,171
New Jersey COP	5.250%	6/15/29		1,000	1,096
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.220%	5/1/12	LOC	3,100	3,100
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.625%	5/20/12	(Prere.)	8,835	8,861
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.625%	5/20/12	(Prere.)	5,565	5,581
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/12	(Prere.)	12,000	12,078
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14	(Prere.)	1,100	1,219
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14	(Prere.)	1,055	1,174
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18		2,000	2,230
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19		2,000	2,258
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20		2,000	2,252
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25		5,000	5,417
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13	(Prere.)	4,800	5,102
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13	(Prere.)	12,475	13,259
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13		12,315	13,035
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/14		10,400	11,403
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/14		4,000	4,429
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15	(14)	4,100	4,713
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16		38,385	44,862
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17		38,000	45,074
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18		62,500	75,006
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/19	(3)	4,285	5,285
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19		38,410	46,238
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(4)	5,000	6,139
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(3)	7,975	9,745
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23		8,690	10,142
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23	(14)	81,630	101,586
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		1,000	1,172
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	15,000	18,701
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25		17,000	19,738
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	18,130	22,746
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	8,000	9,918
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29		10,500	11,658
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29		5,000	5,622
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14	(4)	40,455	44,307
1 New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	0.400%	5/7/12	(12)	6,975	6,975
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/13		7,215	7,534
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29		25,170	27,980
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16		4,700	5,548
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27		2,965	3,589
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	12/1/23		6,000	7,394
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/28		3,000	3,467
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20		6,180	7,352
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21		5,820	6,853
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29		11,000	12,159
New Jersey GO	5.250%	7/1/14	(4)	25,000	27,608
New Jersey GO	5.250%	7/15/15	(2)	8,500	9,751
New Jersey GO	5.250%	7/1/16	(14)	1,500	1,771
New Jersey GO	5.250%	7/15/19	(2)	5,000	6,257
New Jersey GO	5.000%	8/15/20		30,000	37,363
1 New Jersey GO TOB VRDO	0.250%	5/1/12		14,800	14,800
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16		8,420	9,433
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17		8,875	10,101
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18		5,000	5,754
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19		2,610	2,952
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20		2,120	2,412
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22		1,500	1,660
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Hospital)	5.000%	7/1/18		1,925	2,122
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23		12,860	14,640
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/20		3,000	3,520

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21		2,000	2,347
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/22		2,000	2,311
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/26		1,000	1,095
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/29		3,375	3,422
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		20,000	22,267
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20		6,500	7,154
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29		2,130	2,168
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17		9,900	11,416
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	(ETM)	100	121
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18	(Prere.)	20	24
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24		2,035	2,177
New Jersey TRAN	2.000%	6/21/12		34,000	34,086
New Jersey Transportation Corp. COP	5.500%	9/15/13	(2)	1,410	1,499
New Jersey Transportation Corp. COP	5.250%	9/15/15	(4)	3,800	4,305
New Jersey Transportation Corp. COP	5.250%	9/15/15	(2)	10,000	11,226
New Jersey Transportation Corp. COP	5.500%	9/15/15	(4)	7,270	8,295
New Jersey Transportation Corp. COP	5.500%	9/15/15	(2)	5,335	6,033
New Jersey Transportation Corp. COP	5.000%	9/15/19	(4)	6,500	6,980
New Jersey Transportation Trust Fund Authority Transportation System Revenue	7.000%	6/15/12	(14)	12,490	12,595
New Jersey Transportation Trust Fund Authority Transportation System Revenue	7.000%	6/15/12	(ETM)	7,510	7,574
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/14	(Prere.)	11,900	13,108
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15	(2)	1,750	2,029
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17		1,250	1,507
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17		15,000	17,748
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18		15,000	17,908
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		1,040	1,273
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	(14)	25,000	30,612
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		5,000	6,122
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/20	(3)	17,680	19,422
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		7,000	8,477
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		27,915	34,121
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	9,000	11,001
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(3)	34,200	42,466
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		11,000	13,463
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	3,745	4,677
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		9,620	11,977
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	25,000	31,126
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	45,900	56,144
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		2,500	3,058
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		22,000	27,412
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24	(14)	25,000	31,807
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		20,000	24,114
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		74,680	41,076
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,000	550
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		24,000	12,288
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		98,285	47,198
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		3,500	4,012
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		25,000	11,326
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		39,000	17,668
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29		47,325	20,197
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30		14,800	5,953
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		15,000	5,373
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.600%	5/7/12	LOC	33,150	33,150
New Jersey Turnpike Authority Revenue	6.000%	1/1/13	(14)	2,325	2,408
New Jersey Turnpike Authority Revenue	5.000%	1/1/20		14,440	17,112
New Jersey Turnpike Authority Revenue	5.000%	1/1/21		19,705	23,070
New Jersey Turnpike Authority Revenue	5.000%	1/1/22		4,500	5,205
New Jersey Turnpike Authority Revenue	5.500%	1/1/25	(2)	13,500	16,793
Newark NJ GO	5.000%	10/1/19		3,505	4,145
Newark NJ GO	5.000%	10/1/20		2,455	2,914
Rutgers State University New Jersey Revenue	6.400%	5/1/13		900	924
Rutgers State University New Jersey Revenue VRDO	0.230%	5/1/12		6,190	6,190
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16		7,590	8,682
Tobacco Settlement Financing Corp. New Jersey Revenue	4.250%	6/1/12		6,385	6,398
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/12	(Prere.)	28,445	28,580
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12	(Prere.)	1,620	1,628
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/13		14,945	15,425
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15		11,425	12,107

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16		14,585	15,524
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17		15,925	16,907
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18		16,975	17,669
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19		30,595	31,268
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23		51,472	48,670
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26		33,410	30,112
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/23	(2)	7,330	7,463
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/27	(2)	10,100	10,301
					1,967,110
New Mexico (0.4%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18		16,440	18,384
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19		5,990	6,722
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19		1,500	1,790
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20		1,500	1,677
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/13	(2)	12,395	13,038
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14	(Prere.)	30,525	33,726
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14	(Prere.)	18,000	19,887
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16		7,260	8,600
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.240%	5/7/12		24,135	24,135
Santa Fe NM Gross Receipts Tax Revenue	4.000%	6/1/12		3,260	3,271
					131,230
New York (14.8%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19		1,185	1,276
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21		2,575	2,797
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22		2,680	2,875
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30		6,735	7,456
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14	(Prere.)	3,000	3,325
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14	(Prere.)	3,750	4,156
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14	(Prere.)	7,000	7,758
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		1,500	1,683
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		1,000	1,122
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19		4,570	5,530
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26		6,775	7,929
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27		8,560	9,923
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29		6,315	7,225
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31		2,500	2,844
Liberty New York Development Corp. Revenue (Greenwich LLC) VRDO	0.240%	5/7/12	LOC	5,200	5,200
Long Island NY Power Authority Electric System Revenue	5.250%	6/1/12		40,505	40,680
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18	(14)	1,335	1,524
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18	(14)	2,900	3,311
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/20	(14)	10,000	11,374
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21	(14)	33,615	37,761
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21	(14)	10,000	11,233
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23		5,800	6,642
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25		20,000	23,701
1 Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project) TOB VRDO	0.280%	5/7/12		6,665	6,665
Nassau County NY GO	4.000%	10/1/22		8,755	9,438
Nassau County NY GO	4.000%	10/1/23		5,245	5,600
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.240%	5/7/12		5,000	5,000
New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	0.330%	5/7/12	LOC	11,907	11,907
New York City NY Cultural Resources Revenue (Asia Society) VRDO	0.240%	5/7/12	LOC	4,835	4,835
New York City NY Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18		7,600	9,151
New York City NY GO	5.750%	8/1/12	(Prere.)	350	355
New York City NY GO	5.000%	3/1/13	(Prere.)	9,000	9,360
New York City NY GO	5.000%	8/1/13		2,370	2,509
New York City NY GO	5.250%	8/1/13		17,515	18,599
New York City NY GO	5.750%	8/1/13		7,650	7,757
New York City NY GO	5.000%	8/1/14		6,500	7,147
New York City NY GO	5.000%	8/1/14		2,505	2,754

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	8/1/14		2,500	2,749
New York City NY GO	5.250%	9/1/14		3,560	3,947
New York City NY GO	5.000%	4/1/15	(4)	4,760	5,368
New York City NY GO	5.750%	8/1/15	(2)	38,000	38,510
New York City NY GO	5.000%	8/1/17		7,610	9,083
New York City NY GO	5.000%	3/1/18		1,990	2,383
New York City NY GO	5.000%	6/1/19		8,675	10,542
New York City NY GO	5.000%	8/1/19		4,500	5,484
New York City NY GO	5.000%	8/1/19		12,130	14,197
New York City NY GO	5.000%	8/1/19		5,000	6,093
New York City NY GO	5.000%	8/1/19		3,100	3,778
New York City NY GO	5.000%	8/1/20		10,000	11,730
New York City NY GO	5.000%	8/1/20		9,010	10,569
New York City NY GO	5.000%	8/1/20		32,355	39,142
New York City NY GO	5.250%	9/1/20		4,565	5,508
New York City NY GO	5.000%	10/1/20		1,445	1,686
New York City NY GO	5.000%	2/1/21		12,300	14,104
New York City NY GO	5.250%	3/1/21		4,255	5,121
New York City NY GO	5.000%	8/1/21		9,600	11,261
New York City NY GO	5.000%	8/1/21		23,065	26,347
New York City NY GO	5.000%	8/1/21		14,000	15,788
New York City NY GO	5.000%	8/1/21		15,750	19,211
New York City NY GO	5.000%	8/1/21		59,135	70,715
New York City NY GO	5.250%	9/1/21		20,000	23,859
New York City NY GO	5.000%	1/1/22		15,000	17,359
New York City NY GO	5.000%	8/1/22		7,050	8,270
New York City NY GO	5.000%	8/1/22		18,475	22,271
New York City NY GO	5.000%	8/1/22		6,020	7,257
New York City NY GO	5.000%	8/1/22		32,000	37,865
New York City NY GO	5.250%	8/15/22		25,250	29,816
New York City NY GO	5.000%	8/1/23		2,000	2,346
New York City NY GO	5.250%	8/15/23		21,820	25,574
New York City NY GO	5.000%	11/1/23		8,000	8,793
New York City NY GO	5.000%	8/1/24		8,085	9,565
New York City NY GO	5.000%	8/1/24		5,310	6,353
New York City NY GO	5.250%	8/15/24		25,945	30,190
New York City NY GO	5.000%	6/1/25		5,145	5,672
New York City NY GO	5.000%	8/1/25		5,000	5,759
New York City NY GO	5.000%	4/1/26		3,590	4,078
New York City NY GO	5.000%	8/1/26		1,455	1,660
New York City NY GO	5.000%	8/1/27		10,000	11,599
New York City NY GO	5.000%	8/1/28		17,000	19,595
New York City NY GO	5.000%	5/15/29		7,900	8,912
New York City NY GO	5.000%	8/1/29		17,500	20,095
New York City NY GO	5.000%	8/1/30		23,000	26,312
New York City NY GO	5.000%	10/1/30		18,425	21,119
New York City NY GO	5.450%	4/1/31		6,560	7,611
New York City NY GO	5.000%	5/15/31		5,000	5,610
New York City NY GO	5.000%	8/1/31		10,000	11,470
New York City NY GO	5.000%	10/1/31		34,050	38,910
New York City NY GO	5.000%	8/1/32		1,475	1,678
New York City NY GO VRDO	0.260%	5/1/12	LOC	4,520	4,520
New York City NY GO VRDO	0.230%	5/7/12	LOC	12,100	12,100
New York City NY GO VRDO	0.260%	5/7/12	LOC	3,100	3,100
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/18		1,500	1,766
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		19,200	21,217
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		35,000	41,362
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		25,880	30,584
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		41,500	48,171
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		4,500	5,153
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		3,580	3,983
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30		10,000	11,394
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		9,000	10,206
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		24,500	28,132
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		30,000	34,863
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		15,000	17,160
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,545	6,343
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.250%	5/1/12		15,700	15,700
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.250%	5/1/12		29,195	29,195

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.310%	5/7/12		6,245	6,245
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.240%	5/1/12		4,000	4,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.250%	5/1/12		4,000	4,000
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26	(14)	9,500	10,357
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/13	(ETM)	2,000	2,068
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/14		3,525	3,792
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/15		2,820	3,145
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16		2,925	3,348
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17		5,150	6,044
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17		6,335	7,528
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19		3,875	4,681
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23		4,440	5,171
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24		7,040	8,134
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25	(14)	10,170	11,244
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25		13,090	15,219
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26	(14)	7,620	8,379
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26		8,185	9,452
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26		10,520	12,148
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27		4,615	5,308
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28		3,465	3,934
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29		3,550	3,932
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30		9,500	10,634
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		18,000	20,321
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.250%	5/7/12		6,480	6,480
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	8/1/12	(Prere.)	750	760
New York City NY Transitional Finance Authority Future Tax Revenue	5.375%	2/1/13		15	15
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14		6,065	6,752
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		8,000	9,213
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16	(Prere.)	515	610
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		8,965	10,848
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		12,000	14,521
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		13,630	16,328
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/18		1,300	1,588
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18		5,000	6,137
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18		20,000	24,548
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18		11,000	13,502
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		2,535	3,145
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		9,835	12,203
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/20		2,735	3,174
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		2,480	3,096
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/21		7,740	9,610
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21		51,100	59,193
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		16,030	20,063
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		30,000	36,827
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22		11,090	13,206
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22		2,500	2,896
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24		6,000	7,160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		15,550	18,730
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,000	1,204
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		8,000	9,636
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		4,285	5,062
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,957
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,957
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26		10,795	12,635
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26		10,290	12,044
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		8,620	10,194
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		2,635	3,116
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26		8,255	9,839
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		4,000	4,708
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		1,435	1,689
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28		25,675	29,708
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29		10,000	11,616
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		8,000	9,111
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		24,475	28,125
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		16,500	18,888
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.250%	5/1/12		21,095	21,095
New York GO	4.500%	2/1/17		14,125	16,414
New York GO	4.500%	2/1/18		24,735	29,165
New York GO	4.500%	2/1/19		10,670	12,711
New York GO	5.000%	2/1/30		3,000	3,430

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York GO	5.000%	2/15/30		20,000	23,070
New York Liberty Development Corp. Revenue	5.000%	11/15/31		6,000	6,627
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18		1,975	2,448
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		3,425	4,091
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		2,685	3,092
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21	(4)	15,900	20,151
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	(4)	10,000	11,358
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/24	(14)	9,005	10,115
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/25	(14)	9,435	10,352
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,500	1,720
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		10,000	11,465
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		15,000	17,091
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		3,850	4,352
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27		22,625	25,958
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28		9,000	10,239
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29		20,730	23,454
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		12,125	13,403
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30		24,500	27,642
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31		8,000	8,663
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	5/1/12	LOC	7,200	7,200
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	20,300	26,942
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.250%	5/7/12	(13)	8,000	8,000
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.000%	11/1/17		18,000	18,000
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.200%	11/1/19		8,000	8,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		10,360	12,376
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		6,125	7,317
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		10,910	12,881
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		7,245	8,554
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		11,415	13,359
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		11,530	13,494
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28		10,500	12,301
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28		2,000	2,343
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/15		17,315	19,778
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17		7,000	8,386
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17	(14)	1,615	1,935
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.750%	7/1/12	(Prere.)	25,835	26,035
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/14	(2)	5,210	5,824
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/15	(2)	45,130	46,393
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/16	(2)	38,075	39,140
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18		30,750	34,994
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20		5,000	5,777
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21		5,000	5,719
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13		31,500	33,530
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.280%	5/7/12	(13)	7,000	7,000
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		10,000	12,040
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22		2,000	2,373
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24		2,000	2,399
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28		3,925	4,444
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,320	2,674
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,125	2,394
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30		4,330	4,837
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13	(14)	7,755	7,982
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13	(14)	6,485	6,669
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19		3,000	3,575
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21		5,000	6,054
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22		5,340	6,428
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25		6,100	7,074
New York State Dormitory Authority Revenue (Cornell University) VRDO	0.240%	5/7/12		4,160	4,160
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28		1,070	1,203
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29		1,625	1,832
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30		1,200	1,355
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16		18,000	20,288
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26		1,500	1,765
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29		1,000	1,159
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30		7,500	8,047
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30		1,000	1,156
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/31		2,480	2,853
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32		1,500	1,716
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19	(4)	3,200	3,672
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19	(4)	3,000	3,573
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19	(4)	5,030	5,991

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	(ETM)	10	13
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20		13,280	16,287
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/23	(14)	6,415	7,038
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/24	(14)	6,740	7,395
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25	(4)	2,735	3,096
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22		3,500	3,916
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26		3,500	3,780
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21		1,500	1,753
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/23	(14)	4,000	4,339
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/24	(14)	3,300	3,553
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/27	(14)	8,000	8,504
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16	(14)	3,500	4,189
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19	(14)	1,700	2,186
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22		3,445	4,073
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23		2,455	3,017
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29		2,000	2,217
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32		2,475	2,611
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/13		2,135	2,297
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/14		3,250	3,635
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	20	25
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20		33,000	39,669
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		12,060	14,712
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		34,650	41,544
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22	(2)	7,000	9,072
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		5,000	5,545
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		5,000	5,804
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		16,820	19,319
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		17,630	20,762
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		2,585	3,044
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		10,000	11,431
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		30,650	35,915
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		10,215	11,970
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		2,565	2,894
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		5,790	6,675
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		20,000	23,072
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		25,000	29,188
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		2,875	3,317
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		6,810	7,790
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29		25,000	29,034
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		1,000	1,138
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		32,000	36,953
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/12		12,800	12,800
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/12		11,950	11,950
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.240%	5/7/12		16,700	16,700
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(12)	2,500	3,006
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19		3,475	4,178
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19		10,000	12,053
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20		10,000	12,081
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		7,000	8,258
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		16,355	19,528
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		19,435	23,001
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		4,500	5,145
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18		11,570	13,827
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20		6,815	8,214
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21		17,750	21,146
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22		3,050	3,597
New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.240%	5/7/12	LOC	8,570	8,570
New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.310%	5/7/12	LOC	2,010	2,010
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15		1,905	2,101
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/20		3,500	4,294
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22		9,200	11,469
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		4,000	4,633
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29		3,000	3,455
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30		1,000	1,151
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15		9,500	9,702

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13		5,000	5,080
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13		5,000	5,080
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24		7,240	8,818
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25		15,950	19,069
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.375%	6/15/15		7,650	7,699
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.375%	6/15/16		6,000	6,038
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		14,910	17,601
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28		11,460	13,427
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		17,830	20,774
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30		26,230	30,390
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31		3,670	4,230
1 New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds) TOB VRDO	0.260%	5/7/12		18,300	18,300
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	4.000%	5/15/14		1,415	1,518
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16		3,725	4,374
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23		3,790	4,610
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24		3,475	4,189
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25		6,035	7,198
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27		3,350	3,950
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28		6,160	7,209
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29		5,320	6,236
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30		1,840	2,147
New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.230%	5/7/12	LOC	8,000	8,000
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.230%	5/7/12	LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.240%	5/7/12	LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (Gotham West Housing) VRDO	0.220%	5/7/12	LOC	42,900	42,900
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.310%	5/7/12	LOC	6,600	6,600
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	(4)	5,000	5,899
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17		1,250	1,475
New York State Local Government Assistance Corp. Revenue VRDO	0.240%	5/7/12		20,300	20,300
New York State Local Government Assistance Corp. Revenue VRDO	0.250%	5/7/12		45,285	45,285
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.290%	5/7/12		11,500	11,500
New York State Mortgage Agency Revenue (NYHELP’s Education Loan)	5.000%	11/1/22		995	1,121
New York State Power Authority Revenue	5.250%	11/15/12	(Prere.)	2,600	2,671
New York State Thruway Authority Revenue	5.000%	1/1/20	(14)	8,940	10,570
New York State Thruway Authority Revenue	5.000%	1/1/21	(14)	8,000	9,364
New York State Thruway Authority Revenue	5.000%	1/1/22	(14)	10,000	11,612
New York State Thruway Authority Revenue	5.000%	1/1/23	(2)	20,000	21,863
New York State Thruway Authority Revenue	5.000%	1/1/24	(2)	14,885	16,169
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/13		2,500	2,611
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/14		12,055	13,094
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.250%	4/1/14	(14)	3,515	3,835
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	(14)	8,185	9,411
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	(14)	5,000	5,716
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18		13,260	15,967
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	(2)	5,995	6,829
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19		6,650	7,758
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		11,395	13,336
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		5,650	6,527
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		10,400	12,481
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		9,890	11,989
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/21		28,535	35,338
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23		8,515	10,015
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23		20,945	25,732
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25		4,500	5,207
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		7,000	8,010
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		21,600	25,142
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28		13,505	15,525
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30		27,175	30,966
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21		24,890	30,142
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27		7,115	8,292
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29		7,000	8,041

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22		22,710	27,249
New York State Urban Development Corp. Revenue	5.000%	12/15/14		3,125	3,492
New York State Urban Development Corp. Revenue	5.000%	1/1/15		19,500	21,802
New York State Urban Development Corp. Revenue	5.000%	12/15/15		4,000	4,620
New York State Urban Development Corp. Revenue	5.000%	1/1/16		22,360	25,592
New York State Urban Development Corp. Revenue	5.250%	1/1/17		12,000	14,194
New York State Urban Development Corp. Revenue	5.250%	1/1/18		36,140	43,479
New York State Urban Development Corp. Revenue	5.250%	1/1/22		7,500	8,700
New York State Urban Development Corp. Revenue	4.375%	3/15/22		9,020	10,330
New York State Urban Development Corp. Revenue	5.000%	12/15/22		2,000	2,430
New York State Urban Development Corp. Revenue	5.000%	12/15/23		2,615	3,155
New York State Urban Development Corp. Revenue	5.000%	1/1/26		7,910	8,766
New York State Urban Development Corp. Revenue (Correctional Capital Facilities)	5.250%	1/1/14	(4)	5,310	5,553
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18		20,000	24,563
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19		36,125	44,920
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20		36,240	45,266
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21	(14)	10,000	12,848
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21		18,310	22,503
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	21,000	27,216
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23		7,180	8,533
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		18,425	21,698
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		6,950	8,017
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30		14,910	17,218
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		10,000	11,489
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15		50,000	55,902
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18		8,000	9,516
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18		24,275	28,876
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19		3,625	4,323
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19	(4)	7,050	8,401
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20		8,165	9,776
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21		11,345	13,540
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22		5,120	6,032
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25		15,000	16,969
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/12		19,490	19,490
2 Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17		250	282
2 Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18		280	317
2 Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19		350	397
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30		18,635	21,858
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28		25,000	26,925
Suffolk County NY Water Authority Revenue	6.800%	6/1/12	(ETM)	665	669
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.230%	5/7/12	LOC	4,000	4,000
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12		50,000	50,166
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15		15,000	16,870
Tompkins County NY Industrial Development Agency Civic Facility Revenue
(Cornell University) VRDO	0.240%	5/7/12		2,700	2,700
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/14		3,000	3,360
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15		3,000	3,481
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/16		3,000	3,452
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20		4,550	5,383
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25		24,975	28,264
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26		15,000	17,792
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28		15,000	17,570
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		7,415	8,379
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14		20,000	21,942
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15		20,000	22,563
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30		3,500	3,837
United Nations Development Corp. New York Revenue	5.000%	7/1/21		7,200	8,416
Westchester County NY GO	5.000%	10/15/18		6,480	8,037
Westchester County NY GO	5.000%	7/1/21		12,315	15,782
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		3,435	3,610
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		1,000	1,137
					5,161,058
North Carolina (2.1%)
Charlotte NC COP	5.000%	6/1/16		2,000	2,325
Charlotte NC GO	5.000%	7/1/16		5,000	5,889
Charlotte NC GO	5.000%	7/1/17		4,300	5,203
Charlotte NC GO	5.000%	7/1/22		3,280	4,230
Charlotte NC GO	5.000%	7/1/23		3,355	4,273
Guilford County NC GO	5.000%	3/1/18		8,585	10,521

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Guilford County NC GO	5.000%	3/1/22		3,220	4,136
Mecklenburg County NC COP	5.000%	2/1/22		3,390	3,955
Mecklenburg County NC COP	5.000%	2/1/23		1,200	1,383
Mecklenburg County NC COP	5.000%	2/1/25		1,000	1,130
Mecklenburg County NC COP	4.750%	2/1/26		2,500	2,759
Mecklenburg County NC GO	5.000%	2/1/17		3,635	4,349
Mecklenburg County NC GO	5.000%	3/1/17		1,000	1,199
Mecklenburg County NC GO	5.000%	3/1/20		3,715	4,515
Mecklenburg County NC GO	5.000%	12/1/20		8,905	11,351
Mecklenburg County NC GO	5.000%	2/1/21		1,120	1,425
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/19		3,000	3,682
Moore County NC Revenue	4.000%	6/1/16		1,245	1,385
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27	(4)	9,900	10,851
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project) VRDO	0.550%	5/7/12	(4)	11,055	11,055
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31		10,000	10,462
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31		4,250	4,446
North Carolina Capital Improvement Revenue	5.000%	5/1/17		11,115	13,280
North Carolina Capital Improvement Revenue	5.000%	5/1/19		15,500	18,998
North Carolina Capital Improvement Revenue	5.000%	5/1/20		15,385	19,026
North Carolina Capital Improvement Revenue	5.000%	5/1/21		13,495	16,786
North Carolina Capital Improvement Revenue	5.000%	5/1/22		5,000	6,136
North Carolina Capital Improvement Revenue	5.000%	5/1/26		10,000	11,807
North Carolina Capital Improvement Revenue	5.000%	5/1/27		30,510	35,309
North Carolina Capital Improvement Revenue	5.000%	5/1/29		28,585	32,669
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13		25,000	25,805
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/14		15,000	16,180
North Carolina Eastern Municipal Power Agency Revenue	5.300%	1/1/15		4,000	4,130
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16		4,000	4,560
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/16		3,000	3,099
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/17		4,700	4,855
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26		22,510	25,082
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/26		3,000	3,440
North Carolina GAN PUT	4.000%	3/1/18		11,000	12,459
North Carolina GO	5.000%	5/1/14		16,780	17,572
North Carolina GO	5.000%	6/1/16		15,050	17,676
North Carolina GO	5.000%	9/1/16		1,165	1,379
North Carolina GO	5.000%	3/1/17		1,925	2,309
North Carolina GO	5.000%	3/1/18		10,000	11,878
North Carolina GO	5.000%	6/1/18		30,780	37,942
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18	(4)	9,675	11,303
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/19	(4)	10,000	11,559
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/18		3,075	3,241
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30		2,435	2,635
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.300%	5/7/12	LOC	6,395	6,395
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19		3,910	4,646
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20		1,375	1,634
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21		5,000	5,877
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22		5,000	5,795
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16	(4)	10,000	10,318
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	(4)	15,290	15,775
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17		5,000	5,909
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18	(14)	69,495	71,674
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18		5,000	6,012
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19	(14)	38,600	39,797
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19		3,085	3,669
North Carolina Municipal Power Agency Revenue	5.000%	1/1/20		8,500	10,251
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	(14)	10,000	10,303
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20		2,000	2,347
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30		4,500	4,921
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.300%	5/7/12		7,950	7,950
University of North Carolina University System Revenue	5.250%	10/1/27		1,720	2,006
University of North Carolina University System Revenue	5.250%	10/1/28		1,590	1,844
Wake County NC GO	5.000%	2/1/18		4,750	5,809
Wake County NC GO	5.000%	3/1/21		3,125	3,980
Wake County NC GO	5.000%	6/1/28		3,000	3,470
Winston-Salem NC Revenue	4.000%	3/1/15		2,400	2,634
Winston-Salem NC Revenue	5.000%	3/1/17		5,000	5,964
					720,619

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Ohio (3.3%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.230%	5/7/12	LOC	12,600	12,600
Akron OH GO	5.000%	12/1/18	(2)	5,300	6,037
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17		14,645	17,155
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27		30,000	33,766
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18		16,000	18,711
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19		13,000	15,428
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20		10,310	12,076
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/16		4,000	4,535
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/17		6,770	7,818
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24	(12)	5,000	5,644
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/28		17,555	19,531
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24		120,360	98,057
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30		39,390	31,616
Cincinnati OH City School District GO	5.250%	12/1/20	(14)	7,000	8,756
Cincinnati OH City School District GO	5.250%	6/1/21		3,810	4,674
Cincinnati OH City School District GO	5.250%	12/1/21	(14)	5,710	7,190
Cincinnati OH City School District GO	5.250%	6/1/22		3,180	3,885
Cincinnati OH City School District GO	5.250%	12/1/22	(14)	10,000	12,649
Cincinnati OH GO	5.250%	12/1/13	(Prere.)	8,150	8,787
Cincinnati OH GO	5.250%	12/1/13	(Prere.)	5,000	5,391
Cincinnati OH GO	5.250%	12/1/13	(Prere.)	9,185	9,903
Cincinnati OH GO	5.250%	12/1/13	(Prere.)	14,710	15,860
Cleveland OH Public Power System Revenue	5.000%	11/15/20	(3)	4,500	4,988
Cleveland OH Public Power System Revenue	5.000%	11/15/21	(14)	7,455	8,208
Cleveland OH Public Power System Revenue	5.000%	11/15/22	(14)	14,065	15,377
Cleveland OH Public Power System Revenue	5.000%	11/15/23	(14)	7,505	8,174
Cleveland OH Public Power System Revenue	5.000%	11/15/24	(14)	7,350	7,963
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.240%	5/7/12		16,500	16,500
Columbus OH City School District GO	4.000%	12/1/17		1,000	1,151
Columbus OH City School District GO	5.000%	12/1/18		1,205	1,470
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16	(4)	6,000	7,091
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19		2,000	2,305
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20		7,000	8,455
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21		7,300	8,708
Cuyahoga County OH GO	5.000%	12/1/19		2,120	2,642
Cuyahoga OH Community College District Revenue	5.000%	8/1/22		6,610	7,825
Cuyahoga OH Community College District Revenue	5.000%	8/1/23		3,470	4,060
Cuyahoga OH Community College District Revenue	5.000%	8/1/24		2,500	2,893
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.230%	5/7/12	LOC	4,000	4,000
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.230%	5/7/12		1,445	1,445
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	(2)	7,950	9,145
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	(2)	22,380	25,551
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	(2)	18,515	20,531
Huber Heights OH City School District GO	4.750%	12/1/24		890	1,020
Huber Heights OH City School District GO	4.875%	12/1/27		150	169
Huber Heights OH City School District GO	5.000%	12/1/28		1,000	1,133
Huber Heights OH City School District GO	5.000%	12/1/30		1,000	1,124
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	7,024
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	7,024
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,647
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,647
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	8,583
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	8,583
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		11,920	13,454
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31		6,000	7,050
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31		2,000	2,295
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	5/7/12		2,000	2,000
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.240%	5/7/12		5,000	5,000
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/1/12		5,800	5,800
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14		5,500	5,875
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14		3,000	3,071
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19		5,000	6,101
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/21		10,000	11,885
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26		1,975	2,201
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17		5,565	6,647
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/17		2,295	2,746
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30		1,475	1,664
Ohio Common Schools GO VRDO	0.230%	5/7/12		3,800	3,800

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Ohio Conservation Projects GO	5.000%	3/1/17		2,000	2,156
Ohio Conservation Projects GO	5.000%	9/15/19		9,655	11,928
Ohio GO	5.000%	8/1/13		7,160	7,581
Ohio GO	5.000%	8/1/13		2,525	2,673
Ohio GO	5.000%	8/1/13		5,750	6,088
Ohio GO	5.250%	8/1/13	(4)	12,435	13,205
Ohio GO	5.500%	8/1/13		2,945	3,137
Ohio GO	5.000%	9/15/13		9,500	10,112
Ohio GO	5.000%	8/1/14		8,265	9,110
Ohio GO	5.000%	8/1/14		6,670	7,352
Ohio GO	5.000%	8/1/14		6,500	7,165
Ohio GO	5.000%	9/15/14		5,000	5,537
Ohio GO	5.000%	9/15/14		2,155	2,387
Ohio GO	5.500%	11/1/14		7,000	7,866
Ohio GO	5.000%	8/1/16		3,000	3,525
Ohio GO	5.000%	9/15/16		5,415	6,389
Ohio GO	5.000%	9/15/16		5,130	6,050
Ohio GO	5.000%	9/15/18		12,755	14,654
Ohio GO	5.000%	11/1/18		7,710	8,891
Ohio GO	5.000%	9/15/19		13,000	14,935
Ohio GO	5.000%	9/15/19		9,025	11,150
Ohio GO	5.000%	4/1/21		4,440	5,414
Ohio GO VRDO	0.230%	5/7/12		1,800	1,800
Ohio Higher Education Capital Facilities Revenue	5.250%	11/1/12	(Prere.)	3,710	3,804
Ohio Higher Education GO	5.000%	11/1/23		7,405	8,436
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.250%	5/7/12		4,025	4,025
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26		4,000	4,427
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32		1,880	2,113
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19		24,015	29,583
Ohio Highway Capital Improvements GO	5.000%	5/1/16		11,010	12,853
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27		9,330	10,150
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28		11,670	12,760
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.250%	5/7/12		1,900	1,900
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28		3,750	3,971
Ohio Infrastructure Improvement GO VRDO	0.230%	5/7/12		6,490	6,490
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13	(14)	2,905	3,117
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13	(14)	10,135	10,876
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16		5,000	5,851
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	(4)	5,000	5,827
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17		8,635	10,428
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/20		4,000	4,860
Ohio State University General Receipts Revenue	5.250%	12/1/12	(Prere.)	2,000	2,059
Ohio State University General Receipts Revenue	5.000%	12/1/13		3,135	3,366
Ohio State University General Receipts Revenue	5.250%	6/1/14		2,865	3,151
Ohio State University General Receipts Revenue	5.000%	12/1/20		3,750	4,542
Ohio State University General Receipts Revenue	5.000%	12/1/26		2,500	2,922
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22		1,750	2,090
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31		7,195	7,992
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19		5,775	7,261
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/20		3,585	4,282
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20		5,570	7,053
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.600%	5/7/12		5,955	5,955
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) VRDO	0.240%	5/7/12	LOC	22,550	22,550
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14	(Prere.)	425	465
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14	(Prere.)	1,575	1,724
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18		5,635	6,987
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19		5,000	6,271
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21		9,160	11,597
Penta Career Center Ohio COP	5.250%	4/1/23		2,480	2,863
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/15		3,040	3,277
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16		3,190	3,479
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17		3,350	3,704
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18		3,520	3,927
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19		3,195	3,508
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20		3,680	4,018
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28		17,000	18,008
University of Akron Ohio General Receipts Revenue	5.000%	1/1/19	(4)	1,000	1,205
University of Akron Ohio General Receipts Revenue	5.000%	1/1/22	(4)	2,700	3,179
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23	(4)	8,010	9,296

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24	(4)	3,335	3,828
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25	(4)	2,500	2,842
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26	(4)	2,000	2,252
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27	(4)	2,000	2,239
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28	(4)	2,500	2,779
University of Cincinnati Ohio COP	5.000%	6/1/17	(14)	3,180	3,536
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/20		1,000	1,219
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22		2,455	3,020
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29		6,385	7,411
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30		1,000	1,155
					1,155,682
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	(2)	18,070	19,990
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	(2)	12,000	13,260
Oklahoma City OK GO	5.000%	3/1/17		7,335	8,765
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/24		12,100	13,500
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14		3,400	3,633
Oklahoma Development Finance Authority Revenue (Waste Management Inc. Project) PUT	2.250%	6/2/14		4,000	4,060
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/28		1,045	1,215
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17		7,000	8,288
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27		1,160	1,358
Oklahoma Turnpike Authority Revenue	5.000%	1/1/29		2,000	2,308
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31		500	572
Oklahoma Water Resource Board Revenue	5.000%	4/1/28		750	861
Oklahoma Water Resource Board Revenue	5.000%	4/1/29		750	858
Oklahoma Water Resource Board Revenue	5.000%	4/1/30		750	855
University of Oklahoma Revenue	5.000%	7/1/26		2,030	2,413
University of Oklahoma Revenue	5.000%	7/1/27		1,055	1,247
University of Oklahoma Revenue	5.000%	7/1/29		1,895	2,207
University of Oklahoma Revenue	5.000%	7/1/30		2,230	2,585
University of Oklahoma Revenue	5.000%	7/1/31		2,000	2,306
University of Oklahoma Revenue	5.000%	7/1/32		670	768
					91,049
Oregon (0.7%)
Oregon Department of Administrative Services COP	5.000%	11/1/19		2,000	2,463
Oregon Department of Administrative Services COP	5.000%	11/1/20		9,660	11,718
Oregon Department of Administrative Services COP	5.000%	5/1/23		3,130	3,626
Oregon Department of Administrative Services COP	5.000%	5/1/24		1,750	2,006
Oregon Department of Administrative Services COP	5.000%	5/1/25		2,220	2,523
Oregon Department of Administrative Services COP	5.000%	5/1/26		3,520	3,963
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	(4)	5,675	6,495
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26		9,475	11,166
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/28		5,120	6,171
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30		4,000	4,776
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31		6,200	7,370
Oregon Department of Transportation Highway Usertax Revenue	4.500%	11/15/24		3,000	3,422
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20		5,000	6,012
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21		7,500	9,015
Oregon GO	5.000%	5/1/14		1,400	1,528
Oregon GO	5.000%	5/1/15		2,475	2,802
Oregon GO	5.000%	5/1/15		1,500	1,698
Oregon GO	5.000%	5/1/15		4,000	4,528
Oregon GO	5.000%	11/1/15		5,860	6,745
Oregon GO	5.000%	5/1/16		1,750	2,036
Oregon GO	5.000%	5/1/18		1,125	1,372
Oregon GO	5.000%	5/1/18		1,500	1,829
Oregon GO	5.000%	11/1/18		3,750	4,621
Oregon GO	5.000%	5/1/19		2,770	3,428
Oregon GO	5.000%	11/1/19		7,005	8,740
Oregon GO	5.000%	5/1/26		1,570	1,879
Oregon GO	5.000%	5/1/26		1,490	1,783
Oregon GO	5.000%	5/1/27		2,415	2,868
Oregon GO	5.000%	5/1/27		2,460	2,921
Oregon GO	5.000%	5/1/28		5,165	6,091
Oregon GO	5.000%	5/1/28		2,755	3,249
Oregon GO	5.000%	5/1/29		2,890	3,390
Oregon GO	5.000%	5/1/30		5,685	6,630
Oregon GO	5.000%	5/1/31		3,370	3,916
Oregon GO	5.000%	5/1/31		1,760	2,045
Oregon GO (Oregon University System Projects)	5.250%	8/1/28		1,650	1,989
Oregon GO (Oregon University System Projects)	5.250%	8/1/28		2,585	3,117

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Oregon GO (Oregon University System Projects)	5.250%	8/1/29		2,725	3,268
Oregon GO (Oregon University System Projects)	5.250%	8/1/30		2,050	2,449
Oregon GO (Oregon University System Projects)	5.250%	8/1/30		2,865	3,423
Oregon GO (Oregon University System Projects)	5.250%	8/1/31		3,015	3,586
Oregon GO (Veterans Welfare) VRDO	0.240%	5/1/12		5,720	5,720
Portland OR Sewer System Revenue	5.000%	6/1/12	(14)	27,230	27,342
Portland OR Sewer System Revenue	5.000%	8/1/18	(4)	11,470	13,236
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	10/1/27		3,000	3,484
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.230%	5/7/12	LOC	10,025	10,025
					232,464
Pennsylvania (4.0%)
Allegheny County PA GO	5.000%	11/1/29		15,000	15,775
Allegheny County PA GO VRDO	0.260%	5/7/12	LOC	24,995	24,995
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29		1,290	1,457
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31		2,720	3,073
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.086%	2/1/21		12,000	11,453
Allegheny County PA Industrial Development Authority Health Care Revenue
(Vincentian Collaborative System) VRDO	0.260%	5/7/12	LOC	7,725	7,725
Allegheny County PA Port Authority Revenue	5.750%	3/1/29		17,000	19,703
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/26	(4)	1,000	1,134
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.500%	11/15/16		1,410	1,470
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.750%	11/15/17		1,010	1,056
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	5.000%	11/15/18		1,100	1,148
Cambria County PA Industrial Development Authority Revenue
(American National Red Cross) VRDO	0.230%	5/7/12	LOC	11,600	11,600
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		12,500	14,444
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	(4)	3,940	4,773
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24	(14)	14,050	15,277
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	(14)	9,500	10,330
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17		2,375	2,595
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18		2,735	3,030
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20		3,415	3,768
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21		4,190	4,637
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29		14,800	16,265
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17		3,790	4,021
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18		3,985	4,177
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19		4,175	4,326
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26		13,070	12,856
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/27		1,000	1,122
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12		25,000	25,454
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.250%	5/7/12		5,200	5,200
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.220%	5/7/12	LOC	12,400	12,400
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.230%	5/7/12	LOC	14,625	14,625
Indiana County PA Industrial Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13		6,000	6,094
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22		3,500	3,827
Lehigh County PA General Purpose Hospital Authority Revenue (Muhlenberg College) VRDO	0.310%	5/7/12	LOC	5,400	5,400
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	1/1/32		1,400	1,461
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25		5,765	6,113
1 Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital) TOB VRDO	0.250%	5/7/12	LOC	11,010	11,010
Mount Lebanon PA School District GO	5.000%	2/15/13	(Prere.)	5,000	5,188
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20		1,000	1,090
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/21		1,000	1,083
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22		1,000	1,086
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/23		1,500	1,613
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/24		3,000	3,193
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.230%	5/7/12		19,290	19,290
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.230%	5/7/12		4,800	4,800
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16	(ETM)	2,055	2,349
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23		17,500	18,383
Pennsylvania GO	5.500%	5/1/12	(Prere.)	10,000	10,002
Pennsylvania GO	5.250%	7/1/12		25,200	25,418
Pennsylvania GO	5.000%	10/1/12		9,430	9,622

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Pennsylvania GO	5.000%	7/1/13	(Prere.)	960	1,013
Pennsylvania GO	4.000%	7/15/13		16,995	17,769
Pennsylvania GO	5.000%	7/1/14	(14)	5,010	5,277
Pennsylvania GO	5.000%	5/1/15		16,000	18,150
Pennsylvania GO	5.000%	8/1/15		5,120	5,859
Pennsylvania GO	5.000%	11/15/17		10,000	12,163
Pennsylvania GO	5.000%	7/1/18		2,250	2,758
Pennsylvania GO	5.000%	11/15/18		14,705	18,158
Pennsylvania GO	5.000%	5/1/19		15,000	18,598
Pennsylvania GO	5.000%	7/1/19		29,000	36,064
Pennsylvania GO	5.375%	7/1/21		4,950	6,420
Pennsylvania GO	5.000%	11/15/23		4,705	5,792
Pennsylvania GO	5.000%	11/15/26		8,000	9,591
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.240%	5/7/12	LOC	16,170	16,170
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.240%	5/7/12	LOC	5,200	5,200
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/27		1,745	1,810
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.230%	5/7/12	LOC	4,100	4,100
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/15		4,200	4,773
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		5,715	6,618
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,300	1,508
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19	(2)	2,935	3,515
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.230%	5/7/12	LOC	7,400	7,400
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/28		2,405	2,815
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/13		5,000	5,280
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) VRDO	0.230%	5/7/12	LOC	64,155	64,155
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31		500	543
1 Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	0.250%	5/1/12		4,760	4,760
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18		2,000	2,238
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19		2,000	2,337
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20		1,500	1,776
2 Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/18		3,000	3,524
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/20		12,180	14,494
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/23		20,000	23,156
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23	(4)	10,600	11,606
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23	(4)	6,080	6,657
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(4)	11,130	12,161
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(4)	6,620	7,233
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	11,585	12,603
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	10,070	10,888
Pennsylvania State University Revenue VRDO	0.240%	5/7/12		33,350	33,350
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17	(2)	5,155	5,881
1 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.250%	5/7/12		11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	(12)	4,520	5,298
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		16,660	19,749
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		14,210	16,324
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	(12)	8,585	9,863
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	(12)	3,535	4,018
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	(12)	2,500	2,755
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26		1,710	1,988
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27		12,345	13,470
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28		4,015	4,603
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		50,000	54,440
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31		6,185	7,185
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31		10,000	11,287
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.400%	5/7/12	(12)	4,330	4,330
Pennsylvania Turnpike Commission Revenue VRDO	0.250%	5/7/12		18,200	18,200
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16		3,000	3,409
Philadelphia PA Gas Works Revenue	5.000%	8/1/14		3,000	3,229
Philadelphia PA Gas Works Revenue	5.000%	8/1/15		3,000	3,296
Philadelphia PA Gas Works Revenue VRDO	0.300%	5/7/12	LOC	18,400	18,400
Philadelphia PA GO	5.000%	8/1/15	(4)	23,000	25,541
Philadelphia PA GO	5.250%	8/1/16	(4)	13,110	14,977
Philadelphia PA GO VRDO	0.230%	5/7/12	LOC	23,085	23,085
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30		24,000	26,975

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.240%	5/1/12		3,100	3,100
Philadelphia PA Industrial Development Authority Lease Revenue	5.000%	10/1/14	(14)	6,390	6,836
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.250%	5/7/12	LOC	23,975	23,975
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.300%	5/7/12	LOC	6,645	6,645
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13	(4)	11,105	11,562
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14	(4)	5,965	6,311
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29		3,500	3,904
Philadelphia PA School District GO	5.500%	8/1/12	(14)	10,815	10,950
Philadelphia PA School District GO	5.000%	8/1/19	(2)	7,500	8,123
Philadelphia PA School District GO	5.000%	8/1/20	(2)	18,745	20,153
Philadelphia PA School District GO	5.000%	8/1/21	(2)	9,900	10,583
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22	(4)	3,000	3,517
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25		30,000	34,607
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27		6,100	6,869
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28		5,000	5,597
Southeastern Pennsylvania Transportation Authority Revenue VRDO	0.250%	5/1/12	LOC	6,000	6,000
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue	5.000%	9/15/17		3,990	4,803
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19		2,575	3,152
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.500%	9/15/23		9,000	11,134
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/27		12,500	14,648
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/28		2,375	2,769
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29		11,250	13,058
1 University of Pittsburgh PA Revenue TOB VRDO	0.250%	5/7/12		6,660	6,660
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19		1,235	1,381
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20		1,330	1,527
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		4,500	4,767
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21		1,015	1,200
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22		1,160	1,359
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23		1,350	1,569
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24		1,420	1,634
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25		1,465	1,668
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30		6,185	6,819
					1,381,376
Puerto Rico (1.0%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14		4,420	4,789
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16		5,000	5,657
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	(14)	35,430	37,972
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	(14)	18,245	19,425
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	24,290	25,713
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,000	5,698
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	17,050	19,427
2 Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29		30,000	30,866
Puerto Rico GO	5.250%	7/1/13	(Prere.)	14,955	15,828
Puerto Rico GO	5.500%	7/1/13	(14)	5,000	5,237
Puerto Rico GO	5.500%	7/1/14	(14)	5,000	5,390
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/13	(14)	7,220	7,610
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/15	(14)	5,590	6,299
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/16	(3)	8,885	9,222
1 Puerto Rico Highway & Transportation Authority Revenue TOB VRDO	0.260%	5/7/12	(4)	6,800	6,800
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/12	(4)	2,470	2,480
Puerto Rico Public Buildings Authority Government Facilities Revenue	0.000%	7/1/12	(3)	34,465	34,284
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14	(Prere.)	13,600	14,992
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/17	(2)	6,390	7,167
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/18	(2)	5,930	6,706
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/29		9,700	9,826
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14	(Prere.)	835	920
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19	(Prere.)	255	329
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28		29,745	33,728
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29		29,165	31,388
					347,753
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17	(4)	3,120	3,529
Rhode Island & Providence Plantations GO	5.500%	8/1/28		9,805	11,931

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Rhode Island & Providence Plantations GO	5.500%	8/1/30		3,610	4,354
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/12	(4)	5,000	5,031
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20	(12)	20,000	24,115
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21	(12)	25,000	29,795
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26	(4)	4,900	5,191
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25	(4)	2,880	3,069
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26	(4)	3,210	3,413
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29	(4)	3,500	3,707
					94,135
South Carolina (1.5%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19		3,105	3,539
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/26		12,610	14,034
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/27		33,070	36,637
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/28		2,730	3,024
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.230%	5/7/12		75,565	75,565
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.250%	5/7/12		6,000	6,000
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/27		1,400	1,668
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/29		2,745	3,219
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16		5,000	5,665
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17		5,315	5,940
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18		2,655	3,124
Greenville County SC School District Installment Revenue	5.500%	12/1/19		32,480	40,968
Greenville County SC School District Installment Revenue	5.000%	12/1/26		28,255	31,553
1 Greenville County SC School District Installment Revenue TOB VRDO	0.250%	5/7/12		3,445	3,445
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		6,220	7,029
Medical University South Carolina Hospital Authority Hospital Facilities Revenue	6.250%	8/15/12	(Prere.)	13,000	13,229
North Charleston SC Tax Revenue	5.000%	12/1/12	(12)	2,945	3,021
North Charleston SC Tax Revenue	5.000%	12/1/13	(12)	4,525	4,828
North Charleston SC Tax Revenue	5.000%	12/1/14	(12)	4,725	5,219
North Charleston SC Tax Revenue	5.000%	12/1/15	(12)	4,715	5,358
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19		18,995	22,458
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20		10,000	11,826
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22	(14)	9,950	6,954
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		6,000	7,050
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23	(14)	8,780	5,827
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(3)	2,400	1,508
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		13,620	15,052
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		3,535	4,080
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		8,020	9,118
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	8,600	9,540
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	2,800	3,115
South Carolina GO	5.000%	3/1/16		6,165	7,179
South Carolina GO	5.000%	4/1/16		3,560	4,158
2 South Carolina GO	5.000%	4/1/18		1,255	1,538
2 South Carolina GO	5.000%	4/1/18		1,310	1,605
2 South Carolina GO	5.000%	4/1/18		2,635	3,229
2 South Carolina GO	5.000%	4/1/18		1,610	1,973
2 South Carolina GO	5.000%	4/1/18		2,445	2,996
2 South Carolina GO	5.000%	4/1/18		7,325	8,976
2 South Carolina GO	5.000%	4/1/18		2,400	2,941
2 South Carolina GO	5.000%	4/1/19		1,320	1,644
2 South Carolina GO	5.000%	4/1/19		1,715	2,135
2 South Carolina GO	5.000%	4/1/19		7,825	9,744
2 South Carolina GO	5.000%	4/1/19		2,495	3,107
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18		2,000	2,321
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23	(4)	6,275	6,850
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24	(4)	6,200	6,727
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25	(4)	6,925	7,446
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27	(4)	13,550	14,471
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	1,775	1,827
South Carolina Public Service Authority Revenue	5.500%	1/1/13	(4)	5,000	5,093
South Carolina Public Service Authority Revenue	5.000%	12/1/16		7,225	8,550
South Carolina Public Service Authority Revenue	5.000%	1/1/28		6,735	7,539
South Carolina Public Service Authority Revenue	5.000%	1/1/29		2,900	3,230
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/13	(2)	5,200	5,539

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/25	(2)	4,035	4,385
Spartanburg County SC Regional Health Services District Revenue VRDO	0.650%	5/7/12	(12)	36,845	36,845
					531,641
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29		2,000	2,203

Tennessee (1.3%)
Greeneville TN Health & Educational Facilities Board Revenue
(Laughlin Memorial Hospital Project) VRDO	0.430%	5/7/12	LOC	39,900	39,900
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23		8,280	9,108
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28		8,000	8,592
Memphis TN Electric System Revenue	5.000%	12/1/13	(Prere.)	20,000	21,479
Memphis TN GO	5.000%	11/1/15	(Prere.)	16,000	18,481
Memphis TN GO	5.000%	11/1/15	(Prere.)	4,730	5,463
Memphis TN GO	5.000%	11/1/20	(10)	4,000	4,637
Memphis TN GO	5.000%	7/1/21		6,250	7,688
Memphis TN GO	5.000%	7/1/22		15,000	18,224
Memphis TN GO	5.000%	11/1/22	(14)	4,750	5,405
Memphis TN GO	5.000%	5/1/28		3,145	3,676
Memphis TN GO	5.000%	5/1/30		1,715	1,982
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16		3,825	4,494
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18	(Prere.)	5,000	6,093
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/20		15,000	18,780
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21		15,000	18,910
3 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.850%	10/1/17		11,500	11,501
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		2,500	3,046
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/21		2,000	2,450
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/22		1,000	1,232
Murfreesboro TN GO	5.000%	6/1/19		645	795
Shelby County TN GO	5.000%	4/1/19	(ETM)	100	124
Shelby County TN GO	5.000%	4/1/19		400	492
Shelby County TN GO	5.000%	3/1/23		17,995	22,724
Shelby County TN GO	5.000%	3/1/27		3,595	4,297
Shelby County TN GO	5.000%	3/1/28		4,360	5,167
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18		7,180	8,553
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19		2,000	2,388
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13		4,865	5,074
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.250%	6/1/14		13,995	15,085
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21		5,000	5,551
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22		5,000	5,512
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16		19,800	21,825
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17		39,290	44,030
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18		57,570	64,647
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		10,000	10,718
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25		5,000	5,266
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		10,175	10,663
Tennessee GO	5.000%	5/1/17	(Prere.)	2,075	2,495
Tennessee GO	5.000%	8/1/17		3,165	3,834
Tennessee GO	5.000%	10/1/17		6,000	7,300
Tennessee GO	5.000%	8/1/22		6,000	7,733
					465,414
Texas (8.7%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18	(3)	24,215	20,925
Austin TX Independent School District GO	5.000%	8/1/13		10,000	10,593
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21		350	436
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21		2,500	3,029
Board of Regents of the Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/24		14,925	16,158
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18		11,960	13,670
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18		11,770	13,436
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19		12,595	14,222
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19		12,925	14,572
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20		13,265	14,793
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20		13,580	15,132
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21		5,970	5,979

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Camino Real Texas Mobility Authority Revenue	5.000%	8/15/21		260	260
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		1,150	1,282
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		4,650	2,442
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25		2,000	2,191
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		6,490	3,116
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27		7,750	3,487
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28		5,500	2,315
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29		5,220	2,052
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30		4,355	1,597
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31		4,880	1,678
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31		4,000	4,404
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		4,000	1,215
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34		4,000	1,132
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35		4,950	1,318
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37		5,525	1,294
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38		3,500	769
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39		4,500	927
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40		5,700	1,107
Clear Creek TX Independent School District GO	5.000%	2/15/23	(4)	10,270	11,394
Clear Creek TX Independent School District GO	5.000%	2/15/25	(4)	11,635	12,731
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25		5,080	6,059
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26		4,305	5,079
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27		5,995	6,989
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28		6,180	7,164
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,190	3,669
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30		6,535	7,510
1 Comal TX Independent School District GO TOB VRDO	0.240%	5/7/12	LOC	10,250	10,250
Conroe TX Independent School District GO	5.000%	2/15/26		8,190	9,732
Conroe TX Independent School District GO	5.000%	2/15/31		2,930	3,382
Conroe TX Independent School District GO	5.000%	2/15/32		2,000	2,297
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/26		4,545	5,401
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/27		13,815	16,321
Dallas County TX Community College District GO	5.000%	2/15/27		2,690	3,183
Dallas County TX GO	4.000%	2/15/14		2,375	2,528
Dallas County TX GO	5.000%	2/15/15		1,845	2,072
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25	(2)	11,245	12,021
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25	(2)	11,245	12,021
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/26		11,385	12,463
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27		14,130	15,380
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23	(12)	9,880	11,163
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24	(12)	8,345	9,351
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25	(12)	5,050	5,618
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26	(12)	1,650	1,819
Dallas TX GO	5.000%	2/15/19		11,675	13,021
Dallas TX Independent School District GO	5.000%	2/15/23		14,000	17,105
Dallas TX Independent School District GO	5.000%	2/15/24		17,450	21,142
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18		2,000	2,470
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30		6,920	7,884
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		2,740	3,074
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21		2,000	2,226
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/22		2,500	2,758
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23		1,500	1,645
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/27		6,745	7,541
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28		7,335	8,144
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29		6,360	7,022
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		6,680	7,344
Fort Worth TX GO	5.000%	3/1/17		5,090	6,064
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29		6,155	7,126
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30		6,430	7,412
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31		6,255	7,174
Frisco TX GO	5.000%	2/15/17		1,000	1,188
Frisco TX Independent School District GO	5.000%	8/15/15		1,690	1,934
Frisco TX Independent School District GO	5.000%	8/15/16		4,205	4,948
Frisco TX Independent School District GO	5.000%	8/15/32		6,665	7,704
Garland TX Independent School District GO	5.000%	2/15/19		3,985	4,910
Garland TX Independent School District GO	5.000%	2/15/22		10,975	13,575
Garland TX Independent School District GO	5.000%	2/15/23		11,000	13,440
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13		7,375	7,521
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13		2,000	2,002

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15		10,000	11,418
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16		12,000	14,013
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17		17,000	20,367
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19		4,000	4,698
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/20		10,225	11,830
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/25		39,530	45,809
Harris County TX Flood Control District Revenue	5.000%	10/1/29		2,950	3,410
Harris County TX Flood Control District Revenue	5.000%	10/1/30		3,000	3,453
Harris County TX GO	5.000%	10/1/16		4,755	5,638
Harris County TX GO	5.000%	10/1/17		4,705	5,706
Harris County TX GO	5.000%	10/1/21		8,000	9,939
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.240%	5/1/12	LOC	4,395	4,395
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/27		5,000	5,989
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.200%	12/1/29		4,000	4,341
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.270%	5/1/12		10,695	10,695
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.260%	5/1/12		15,820	15,820
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26		3,000	3,407
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27		6,475	7,312
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28		5,665	6,356
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/29		6,270	6,987
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/12		3,100	3,167
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/13		3,290	3,488
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/14		3,475	3,812
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19		4,535	5,443
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20		3,640	4,355
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21		4,295	5,121
Harris County TX Sports Authority Revenue	0.000%	11/15/23	(14)	7,000	3,499
Harris County TX Toll Road Revenue	5.375%	8/15/12	(4)	10,000	10,150
Harris County TX Toll Road Revenue	5.000%	8/15/14		1,000	1,103
Harris County TX Toll Road Revenue	5.000%	8/15/15		1,435	1,639
Harris County TX Toll Road Revenue	5.000%	8/15/18		1,500	1,804
Harris County TX Toll Road Revenue	5.000%	8/15/20		2,000	2,433
Harris County TX Toll Road Revenue	5.000%	8/15/27		4,000	4,572
Harris County TX Toll Road Revenue	5.000%	8/15/28		5,000	5,717
Harris County TX Toll Road Revenue	5.000%	8/15/29		2,000	2,274
Houston TX Airport System Revenue	5.000%	7/1/16		1,500	1,717
Houston TX Airport System Revenue	5.000%	7/1/18		1,750	2,078
Houston TX Airport System Revenue	5.000%	7/1/19		1,750	2,066
Houston TX Airport System Revenue	5.000%	7/1/20		2,130	2,486
Houston TX Airport System Revenue	5.000%	7/1/25		1,000	1,151
Houston TX Airport System Revenue	5.000%	7/1/26		3,000	3,420
Houston TX Airport System Revenue	5.000%	7/1/31		10,000	11,147
Houston TX Community College GO	5.000%	2/15/17		1,000	1,189
Houston TX Community College System Revenue	5.000%	4/15/21	(10)	9,200	10,465
Houston TX GO	5.000%	3/1/17		17,880	21,281
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/15		5,600	6,256
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17	(2)	13,760	12,115
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18	(2)	16,285	13,575
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21	(2)	22,720	15,324
Houston TX Utility System Revenue	5.250%	5/15/13	(14)	3,500	3,681
Houston TX Utility System Revenue	5.250%	5/15/14	(14)	2,500	2,746
Houston TX Utility System Revenue	5.000%	11/15/16		3,730	4,421
Houston TX Utility System Revenue	5.250%	11/15/17	(4)	13,500	16,527
Houston TX Utility System Revenue	5.250%	11/15/29		16,650	19,633
Houston TX Utility System Revenue	5.000%	11/15/30		14,670	16,931
Houston TX Utility System Revenue	5.000%	11/15/30		8,020	9,299
Houston TX Utility System Revenue	5.250%	11/15/30		23,805	27,873
Houston TX Utility System Revenue	5.000%	11/15/31		10,335	11,863
Houston TX Utility System Revenue	5.000%	11/15/31		5,010	5,778
Houston TX Utility System Revenue	5.000%	11/15/32		8,190	9,387
Houston TX Water & Sewer System Revenue	5.750%	12/1/12	(Prere.)	8,000	8,257
Houston TX Water & Sewer System Revenue	0.000%	12/1/25	(ETM)	8,525	5,829
Lake Travis TX Independent School District GO	5.000%	2/15/33		2,665	3,041

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Lower Colorado River Authority Texas Revenue	5.375%	5/15/12	(14)	2,755	2,761
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13	(14)	2,045	2,053
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14	(14)	3,055	3,067
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14	(4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15	(4)	3,005	3,018
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16	(14)	1,365	1,370
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17	(14)	1,895	1,902
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	105	132
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20	(14)	830	833
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29		10,000	11,080
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29		9,070	9,999
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29		2,385	2,662
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		10,000	10,933
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		4,000	4,413
Lubbock TX GO	5.000%	2/15/23		700	857
Lubbock TX GO	5.000%	2/15/27		5,735	6,663
Lubbock TX GO	5.000%	2/15/29		4,335	4,964
Lubbock TX GO	5.000%	2/15/30		6,660	7,605
Lubbock TX GO	5.000%	2/15/31		4,120	4,681
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23		7,410	8,485
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24		5,895	6,685
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25		5,250	5,903
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26		6,225	6,943
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27		8,920	9,887
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28		8,040	8,866
North Texas Tollway Authority System Revenue	5.500%	1/1/17		4,750	5,531
North Texas Tollway Authority System Revenue	5.500%	1/1/18		4,000	4,747
North Texas Tollway Authority System Revenue	6.000%	1/1/19		15,000	18,058
North Texas Tollway Authority System Revenue	6.000%	1/1/20		22,100	26,526
North Texas Tollway Authority System Revenue	6.000%	1/1/21		41,330	49,413
North Texas Tollway Authority System Revenue	6.000%	1/1/22		26,045	31,139
North Texas Tollway Authority System Revenue	6.250%	2/1/23		46,220	51,483
North Texas Tollway Authority System Revenue	6.000%	1/1/24		19,700	23,405
North Texas Tollway Authority System Revenue	6.000%	1/1/25		11,035	13,030
North Texas Tollway Authority System Revenue	6.000%	1/1/25		5,075	5,992
North Texas Tollway Authority System Revenue	6.000%	1/1/26		4,395	5,196
North Texas Tollway Authority System Revenue	6.000%	1/1/27		3,950	4,651
North Texas Tollway Authority System Revenue	6.000%	1/1/28		3,220	3,703
North Texas Tollway Authority System Revenue	5.500%	9/1/28		1,250	1,484
North Texas Tollway Authority System Revenue	5.250%	9/1/29		4,130	4,794
North Texas Tollway Authority System Revenue	5.000%	9/1/30		3,150	3,580
North Texas Tollway Authority System Revenue	5.000%	9/1/30		9,000	10,228
North Texas Tollway Authority System Revenue	5.000%	9/1/31		4,000	4,529
North Texas Tollway Authority System Revenue	5.000%	9/1/31		25,000	28,304
North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16		75,000	86,686
1 North Texas Tollway Authority System Revenue TOB VRDO	0.260%	5/7/12	(13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20		1,500	1,844
Northside TX Independent School District GO PUT	0.950%	8/1/13		10,000	10,078
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.268%	10/1/20		5,000	4,962
Pasadena TX Independent School District GO	5.000%	2/15/32		1,000	1,163
Pasadena TX Independent School District GO VRDO	0.360%	5/7/12		18,600	18,600
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17		16,000	17,822
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18		18,985	21,234
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19		22,010	24,961
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		9,455	10,728
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		3,000	3,382
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18	(14)	16,000	17,705
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	(ETM)	260	270
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13		4,740	4,919
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13	(4)	14,865	15,441
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13		10,000	10,387
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		9,750	11,053
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		25,450	28,851
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		22,000	24,992
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24		15,000	16,441
San Antonio TX GO	5.000%	8/1/17	(Prere.)	5,685	6,891
San Antonio TX GO	5.000%	8/1/17	(Prere.)	6,030	7,309
San Antonio TX Independent School District GO	5.000%	8/15/28		6,000	7,032
San Antonio TX Independent School District GO	5.000%	8/15/29		5,000	5,822

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	San Antonio TX Water Revenue	5.000%	5/15/27		5,435	6,374
	San Antonio TX Water Revenue	5.000%	5/15/27		10,000	11,959
	Sharyland TX Independent School District GO	5.000%	2/15/27		1,620	1,905
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20		2,250	2,758
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22		9,100	10,894
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29		4,375	4,984
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/30		2,000	2,302
	Sugar Land TX GO	5.000%	2/15/30		3,445	3,962
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/30		40,335	42,979
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17		8,570	9,581
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18		9,000	10,136
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19		9,455	10,608
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28	(12)	16,500	19,241
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.300%	5/7/12	LOC	23,000	23,000
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/31		5,000	5,800
	Temple TX GO	5.250%	8/1/23	(4)	1,665	1,890
	Temple TX GO	5.250%	8/1/25	(4)	1,525	1,708
	Texas (Veterans Housing Assistance Program) GO VRDO	0.300%	5/7/12		44,665	44,665
	Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13		5,535	5,808
	Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/26		4,495	5,265
	Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/28		4,475	5,200
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30		3,940	4,581
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/31		1,505	1,741
	Texas GO	5.375%	10/1/12	(Prere.)	21,310	21,772
	Texas GO	5.000%	4/1/15		1,435	1,621
	Texas GO	5.000%	8/1/17		3,165	3,812
1	Texas GO TOB VRDO	0.250%	5/1/12		90,690	90,690
1	Texas GO TOB VRDO	0.250%	5/1/12		28,100	28,100
	Texas GO TOB VRDO	0.250%	5/1/12		9,000	9,000
1	Texas GO TOB VRDO	0.250%	5/1/12		13,800	13,800
1	Texas GO TOB VRDO	0.250%	5/1/12		39,100	39,100
1	Texas GO TOB VRDO	0.250%	5/7/12		5,000	5,000
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17		40,775	45,493
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21		10,370	11,207
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22		3,260	3,500
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26		24,890	29,437
	Texas Municipal Power Agency Revenue	0.000%	9/1/12	(ETM)	375	375
	Texas Municipal Power Agency Revenue	0.000%	9/1/12	(2)	4,800	4,794
	Texas Municipal Power Agency Revenue	0.000%	9/1/13	(ETM)	125	124
	Texas Municipal Power Agency Revenue	0.000%	9/1/13	(14)	11,375	11,271
	Texas Municipal Power Agency Revenue	0.000%	9/1/14	(ETM)	125	123
	Texas Municipal Power Agency Revenue	0.000%	9/1/14	(14)	5,540	5,430
	Texas Municipal Power Agency Revenue	0.000%	9/1/15	(ETM)	110	107
	Texas Municipal Power Agency Revenue	0.000%	9/1/15	(14)	10,140	9,800
	Texas Municipal Power Agency Revenue	0.000%	9/1/16	(ETM)	110	106
	Texas Municipal Power Agency Revenue	0.000%	9/1/16	(14)	22,795	21,547
	Texas Municipal Power Agency Revenue	0.000%	9/1/17	(ETM)	415	390
	Texas Municipal Power Agency Revenue	0.000%	9/1/17	(14)	31,295	28,592
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		32,000	38,210
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		47,500	57,398
	Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15		2,000	2,279
	Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/18		75,000	84,889
	Texas State University System Revenue	5.000%	3/15/28		3,870	4,459
	Texas State University System Revenue	5.000%	3/15/29		4,000	4,459
	Texas State University System Revenue	5.000%	3/15/30		3,255	3,713
	Texas State University System Revenue	5.000%	3/15/31		4,480	5,084
	Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/23	(2)	10,040	11,417
	Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/24	(2)	11,940	13,578
	Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/29		1,000	1,158
	Texas TRAN	2.500%	8/30/12		60,000	60,460
	Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13		10,000	10,098
	Texas Transportation Commission Mobility Fund GO VRDO	0.250%	5/7/12		9,900	9,900
	Texas Transportation Commission Revenue	5.000%	4/1/19		10,000	11,504
	Texas Transportation Commission Revenue	5.000%	4/1/20		8,850	10,162
	Texas Transportation Commission Revenue	5.000%	4/1/21		10,555	12,107
	Texas Transportation Commission Revenue	5.000%	4/1/21		23,405	27,538
	Texas Transportation Commission Revenue	5.000%	4/1/22		5,000	5,859
	Texas Transportation Commission Revenue	4.750%	4/1/24		9,500	10,705
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	10,000	7,414
	Texas Water Development Board Revenue	5.000%	7/15/20		3,800	4,697

104

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Texas Water Development Board Revenue	5.000%	7/15/21		4,535	5,571
Texas Water Financial Assistance GO	5.000%	4/1/20		20,000	23,647
Texas Water Financial Assistance GO	5.000%	8/1/20		2,000	2,461
Texas Water Financial Assistance GO	5.000%	8/1/28		5,755	6,750
Texas Water Financial Assistance GO	5.000%	8/1/29		2,555	2,976
University of Houston Texas Revenue	4.000%	2/15/16		1,425	1,594
University of Houston Texas Revenue	4.750%	2/15/28	(4)	8,615	9,449
University of Houston Texas Revenue	5.000%	2/15/29		5,000	5,768
University of Texas Permanent University Fund Revenue	5.000%	8/15/20		9,785	11,401
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		2,700	3,400
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		5,000	6,349
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		5,000	6,072
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27		5,225	6,295
University of Texas System Revenue Financing System Revenue	5.000%	8/15/28		8,440	10,182
University of Texas System Revenue Financing System Revenue	5.000%	8/15/29		8,850	10,615
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31		9,835	11,690
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32		4,180	4,944
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.240%	5/7/12		5,490	5,490
Williamson County TX GO	5.000%	2/15/23		6,000	7,502
					3,012,394
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14		1,405	1,529
Central Utah Water Conservancy District GO	5.000%	4/1/26		6,155	7,366
Central Utah Water Conservancy District GO	5.000%	4/1/27		4,000	4,759
Central Utah Water Conservancy District GO	5.000%	4/1/28		765	903
Central Utah Water Conservancy District GO	5.000%	4/1/28		3,000	3,541
Central Utah Water Conservancy District GO	5.000%	4/1/29		7,000	8,148
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18		6,845	7,484
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19		2,100	2,520
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/26		2,000	2,421
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/28		2,000	2,385
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/29		2,000	2,368
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32		2,000	2,327
Salt Lake County UT GO	5.000%	12/15/15		5,000	5,791
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15		24,000	26,666
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22		10,800	12,953
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23		4,200	4,997
Utah GO	5.000%	7/1/16		3,070	3,618
Utah GO	5.000%	7/1/16		23,735	27,975
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/17	(4)	1,135	1,376
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/18	(4)	3,100	3,822
					132,949
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22	(4)	8,000	8,925
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31		4,130	4,817
					13,742
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18		4,500	5,012
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19		3,000	3,369
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19		5,360	5,378
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24		1,000	1,076
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29		5,000	5,223
					20,058
Virginia (1.8%)
Arlington County VA GO	5.000%	8/1/22		5,655	7,307
Fairfax County VA Economic Development Authority Revenue (Public Facilities Projects)	5.000%	4/1/18		1,280	1,549
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	2.000%	4/1/14		2,905	2,994
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/16		2,320	2,693
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/29		9,730	11,107
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/30		5,000	5,696
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/31		4,890	5,534
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25		2,000	2,267
Fairfax County VA Public Improvement GO	5.000%	10/1/16		12,950	15,369

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Fairfax County VA Public Improvement GO	5.000%	4/1/20		10,940	13,801
	Fairfax County VA Water Authority Revenue	5.000%	4/1/25		2,500	3,109
	Fairfax County VA Water Authority Revenue	5.000%	4/1/26		2,000	2,460
	Hampton VA GO	4.000%	1/15/19		3,000	3,520
	Hampton VA GO	5.000%	1/15/20		3,000	3,662
	Loudoun County VA GO	5.000%	12/1/21		9,185	11,529
	Louisa VA Industrial Development Authority Pollution Control Revenue
	(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13		32,000	33,999
	Louisa VA Industrial Development Authority Pollution Control Revenue
	(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13		10,000	10,625
	Newport News VA GO	4.000%	7/15/17		2,825	3,268
	Norfolk VA Water Revenue	5.000%	11/1/15		550	634
	Norfolk VA Water Revenue	5.000%	11/1/18		725	893
	Norfolk VA Water Revenue	5.000%	11/1/19		2,615	3,262
	Portsmouth VA GO	5.000%	7/1/14	(4)	3,530	3,880
	Richmond VA GO	5.000%	7/15/16		4,120	4,866
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21		2,500	2,947
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22		3,040	3,574
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/23		3,000	3,482
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		1,400	1,585
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		10,375	11,515
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26		1,475	1,660
	Stafford County VA Economic Development Authority Hospital Facilities Revenue
	(MediCorp Health System Obligated Group)	5.250%	6/15/26		2,425	2,546
	Stafford County VA Economic Development Authority Hospital Facilities Revenue
	(MediCorp Health System Obligated Group)	5.250%	6/15/31		19,405	20,183
	Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	42,520	49,025
1	University of Virginia Revenue TOB VRDO	0.250%	5/1/12		9,000	9,000
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/13	(Prere.)	8,420	9,043
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17	(Prere.)	5,125	6,237
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/22		10,000	10,665
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24		5,335	5,957
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25		5,665	6,283
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26		5,955	6,557
	Virginia Beach VA GO	5.000%	4/1/18		3,250	3,978
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/17		1,000	1,190
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/18		10,595	12,479
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/22		1,000	1,260
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/28		5,840	6,836
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/17		11,035	13,323
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/18		8,010	9,220
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/19		8,430	9,703
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/20		8,855	10,192
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/21		9,320	10,728
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/22		18,000	22,814
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/22		9,105	10,480
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		13,765	16,297
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30		30,140	34,986
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31		31,550	36,433
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16		11,940	14,025
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17		7,815	9,408
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/22		14,000	17,760
	Virginia Public Building Authority Revenue	5.000%	8/1/14	(Prere.)	10,000	11,044
	Virginia Public School Authority Revenue	5.000%	4/15/13		7,160	7,491
	Virginia Public School Authority Revenue	5.000%	8/1/13	(Prere.)	8,865	9,393
	Virginia Public School Authority Revenue	5.000%	8/1/13		5,060	5,364
	Virginia Public School Authority Revenue	5.000%	8/1/17		10,660	12,850
	Virginia Public School Authority Revenue	5.000%	8/1/20		2,500	3,097
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
	(Virginia Electric & Power Co.) PUT	2.375%	11/1/15		10,000	10,352

106

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14		13,250	13,948
					618,934
Washington (2.2%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15	(14)	6,400	6,150
Clark County WA GO	4.750%	12/1/14	(Prere.)	3,275	3,638
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19		25,000	30,878
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		20,000	24,919
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/15		6,710	7,638
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16		9,735	11,417
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/18		14,000	17,070
King County WA (Bellevue School District) GO	5.000%	12/1/27		16,505	19,532
King County WA (Bellevue School District) GO	5.000%	12/1/28		17,335	20,360
King County WA (Bellevue School District) GO	5.000%	12/1/29		18,200	21,233
King County WA GO	5.000%	7/1/17		5,360	6,439
King County WA Sewer Revenue	5.250%	1/1/27		1,890	2,278
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/1/12		3,685	3,685
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/7/12		6,950	6,950
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17		1,000	1,172
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20		3,000	3,605
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22		5,525	6,459
Port of Seattle WA Revenue	5.000%	3/1/21	(14)	5,000	5,453
Port of Seattle WA Revenue	5.000%	6/1/22		2,000	2,377
Port of Seattle WA Revenue	5.000%	8/1/27		18,635	21,617
Port of Seattle WA Revenue	5.000%	8/1/28		7,485	8,626
Port of Seattle WA Revenue	5.000%	6/1/30		6,000	6,692
Port of Seattle WA Revenue	5.000%	8/1/30		8,000	9,130
Port of Seattle WA Revenue	5.000%	8/1/31		5,500	6,251
University of Washington Revenue	5.000%	4/1/15		9,830	11,118
University of Washington Revenue	5.000%	7/1/27		6,925	8,329
University of Washington Revenue	5.000%	4/1/28		10,195	12,007
University of Washington Revenue	5.000%	7/1/28		11,490	13,702
University of Washington Revenue	5.000%	7/1/29		5,000	5,919
University of Washington Revenue	5.000%	4/1/30		9,315	10,842
University of Washington Revenue	5.000%	7/1/30		10,495	12,363
University of Washington Revenue	5.000%	4/1/31		10,500	12,150
University of Washington Revenue	5.000%	4/1/32		11,375	13,067
University of Washington Revenue	5.000%	7/1/32		5,000	5,809
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20		3,185	3,941
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29		10,545	12,211
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30		7,525	8,675
Washington GO	6.000%	6/1/12		1,000	1,005
Washington GO	5.700%	10/1/15	(4)	7,700	8,258
Washington GO	5.000%	7/1/17		32,460	38,976
Washington GO	5.000%	7/1/19		6,940	8,572
Washington GO	0.000%	6/1/20	(3)	5,500	4,588
Washington GO	5.000%	7/1/20		10,000	11,861
Washington GO	5.000%	8/1/20		4,845	5,995
Washington GO	5.000%	7/1/23		10,000	12,405
Washington GO	5.000%	1/1/25		1,750	2,074
Washington GO	5.000%	2/1/28		10,000	11,604
Washington GO	5.000%	8/1/28		8,000	9,347
Washington GO	5.000%	2/1/29		6,790	7,898
Washington GO	5.000%	2/1/29		9,650	11,126
Washington GO	5.000%	7/1/30		5,000	5,676
Washington GO	5.000%	8/1/30		10,000	11,911
Washington GO	5.000%	8/1/30		20,980	24,237
Washington GO	5.000%	6/1/31		5,250	6,017
Washington GO	5.000%	2/1/32		6,170	7,077
Washington GO	5.000%	6/1/32		5,500	6,261
Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.250%	5/7/12		35,100	35,100
Washington Health Care Facilities Authority Revenue
(Fred Hutchinson Cancer Research Center) VRDO	0.270%	5/1/12	LOC	18,570	18,570
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18		2,000	2,260
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19		3,800	4,384
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20		4,250	4,870
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21		6,525	7,370
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22		5,500	6,149
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/23	(4)	3,425	3,870
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/24	(4)	3,550	3,986

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25	(4)	3,675	4,090
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25	(4)	3,625	4,035
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26	(4)	3,550	3,920
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26	(4)	3,800	4,196
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/27	(4)	3,925	4,313
	Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18		23,000	26,735
	Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24		19,830	21,909
	Washington Health Care Facilities Authority Revenue (Swedish Health Services) VRDO	0.280%	5/7/12	LOC	10,000	10,000
	Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21		2,580	2,932
	Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22		3,005	3,374
	Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23		4,470	4,982
	Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24		2,000	2,209
	Washington State University General Revenue	5.000%	10/1/28		3,070	3,581
	Washington State University General Revenue	5.000%	10/1/29		3,070	3,557
	Washington State University General Revenue	5.000%	10/1/30		3,140	3,619
	Washington State University General Revenue	5.000%	10/1/31		3,170	3,631
	Washington State University General Revenue	5.000%	10/1/32		1,600	1,823
						774,055
West Virginia (0.2%)
	West Virginia Economic Development Authority Pollution Control Revenue
	(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13		10,000	10,432
	West Virginia Economic Development Authority Pollution Control Revenue
	(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13		3,000	3,129
	West Virginia Economic Development Authority Revenue	5.000%	6/15/19		1,395	1,719
	West Virginia Economic Development Authority Revenue	5.000%	6/15/21		3,500	4,294
	West Virginia Economic Development Authority Revenue	5.000%	6/15/22		2,055	2,491
	West Virginia Economic Development Authority Revenue	5.000%	6/15/23		1,745	2,098
	West Virginia Economic Development Authority Revenue	5.000%	6/15/25		2,445	2,871
	West Virginia Economic Development Authority Revenue	5.000%	6/15/27		5,085	5,873
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17		6,335	7,060
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18		4,985	5,598
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19		2,990	3,339
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20		3,430	3,812
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21		3,265	3,600
	West Virginia Hospital Finance Authority Hospital Revenue
	(United Health System Obligated Group)	5.000%	6/1/18		1,920	2,180
	West Virginia Hospital Finance Authority Hospital Revenue
	(United Health System Obligated Group)	5.000%	6/1/24		12,620	13,559
	West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20		2,500	3,027
	West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22		5,810	6,903
	West Virginia University Revenue	5.000%	10/1/17		1,500	1,787
	West Virginia University Revenue	5.000%	10/1/30		3,000	3,407
						87,179
Wisconsin (0.7%)
	Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18		1,640	2,017
	Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19		3,705	4,617
	Madison WI Metropolitan School District Revenue TOB VRDO	0.250%	5/1/12		18,200	18,200
2	Milwaukee WI GO	5.000%	5/1/18		11,655	14,150
	Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22		2,690	3,475
	Wisconsin Clean Water Revenue	4.000%	6/1/16		720	813
	Wisconsin Clean Water Revenue	4.000%	6/1/17		1,000	1,147
	Wisconsin GO	5.250%	5/1/12		15,975	15,977
	Wisconsin GO	5.000%	5/1/13	(14)	2,000	2,095
	Wisconsin GO	5.000%	5/1/13		2,500	2,619
	Wisconsin GO	5.500%	5/1/13	(14)	7,000	7,369
	Wisconsin GO	5.000%	5/1/14	(14)	7,390	8,072
	Wisconsin GO	5.000%	5/1/14		3,500	3,823
	Wisconsin GO	5.000%	5/1/15		3,000	3,399
	Wisconsin GO	5.500%	5/1/15	(14)	15,000	17,220
	Wisconsin GO	5.000%	5/1/16	(14)	6,000	6,758
	Wisconsin GO	5.000%	5/1/16		4,000	4,670
	Wisconsin GO	5.000%	11/1/17		4,500	5,449
2	Wisconsin GO	5.000%	5/1/18		3,800	4,626
	Wisconsin GO	5.000%	5/1/19		7,135	8,567
	Wisconsin GO	5.000%	5/1/22		3,500	4,235
2	Wisconsin GO	5.000%	5/1/26		2,775	3,338
2	Wisconsin GO	5.000%	5/1/27		1,400	1,673
	Wisconsin GO	6.000%	5/1/27		10,000	12,381
2	Wisconsin GO	5.000%	5/1/28		2,060	2,441
2	Wisconsin GO	5.000%	5/1/29		1,715	2,018

108

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value[s]
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,877
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,853
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	6,156
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,798
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,196
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,953
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,805
Wisconsin Health & Educational Facilities Authority Revenue (Meriter Hospital Inc. Project) VRDO	0.290%	5/1/12 LOC	1,975	1,975
2 Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	12,663
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,601
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,686
				232,712
Total Tax-Exempt Municipal Bonds (Cost $32,001,158)				34,308,173

			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
4 Vanguard Municipal Cash Management Fund (Cost $494,656)	0.227%		494,656,421	494,656
Total Investments (100.1%) (Cost $32,495,814)				34,802,829
Other Assets and Liabilities (–0.1%)
Other Assets				556,299
Liabilities				(574,207)
				(17,908)
Net Assets (100%)				34,784,921

At April 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				32,574,234
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(96,328)
Unrealized Appreciation (Depreciation)				2,307,015
Net Assets				34,784,921

Investor Shares—Net Assets
Applicable to 528,698,670 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				7,512,021
Net Asset Value Per Share—Investor Shares				$14.21

Admiral Shares—Net Assets
Applicable to 1,919,476,113 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				27,272,900
Net Asset Value Per Share—Admiral Shares				$14.21

s See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $943,688,000, representing 2.7% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012. 3 Adjustable-rate security.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (0.4%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40		5,000	5,528
Auburn University Alabama General Fee Revenue	5.000%	6/1/42		8,455	9,395
East Alabama Health Care Authority Health Care Facilities Revenue
(East Alabama Medical Center) PUT	5.000%	9/1/13	(ETM)	5,000	5,304
Houston County AL Health Care Authority Revenue	5.250%	10/1/30	(2)	9,000	9,097
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		2,000	2,109
					31,433
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,000	6,740
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21		6,000	7,050
					13,790
Arizona (2.3%)
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37		3,750	4,171
Arizona COP	5.000%	9/1/23	(4)	12,140	13,525
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38		12,500	13,462
Arizona State University COP	5.375%	7/1/12	(Prere.)	4,340	4,378
Arizona State University COP	5.375%	7/1/12	(Prere.)	4,905	4,948
Arizona State University COP	5.375%	7/1/12	(Prere.)	5,345	5,392
Arizona State University COP	5.375%	7/1/12	(Prere.)	4,460	4,499
Arizona State University COP	5.375%	7/1/12	(Prere.)	5,520	5,568
Arizona State University COP	5.375%	7/1/12	(Prere.)	2,285	2,305
Arizona State University COP	5.375%	7/1/13	(14)	2,905	2,928
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17		3,500	4,193
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21		4,190	5,147
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		15,265	18,782
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		5,000	5,404
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21		3,190	4,035
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/30		5,000	5,877
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16	(ETM)	8,650	10,197
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35		5,500	6,024
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21		4,000	4,686
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22		6,375	7,360
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18	(2)	7,500	8,151
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19	(2)	15,000	16,301
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	(14)	5,135	5,769
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34		10,000	11,444
Tucson AZ Water System Revenue	5.500%	7/1/12	(Prere.)	4,850	4,990
					179,536
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15	(14)	3,710	3,942
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31		2,170	2,566
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32		2,845	3,337
					9,845
California (16.4%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	5,000	1,656
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31	(14)	8,450	2,869
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33	(14)	12,000	3,412
Anaheim CA Public Financing Authority Revenue (Electric System)	5.000%	10/1/31	(4)	16,235	16,474
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/26		11,000	12,447
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/27		8,000	9,143
Beverly Hills CA Unified School District GO	0.000%	8/1/24		6,500	4,156
Beverly Hills CA Unified School District GO	0.000%	8/1/25		10,500	6,370
California Department of Water Resources Power Supply Revenue	5.375%	5/1/12	(Prere.)	5,000	5,051
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12	(Prere.)	6,000	6,061
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		3,165	3,687
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		5,000	6,149
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		7,650	8,993
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		5,000	6,091
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		5,375	6,272
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		7,560	8,883
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		10,000	11,590
California Economic Recovery Bonds GO	5.000%	7/1/14	(Prere.)	4,145	4,568
California Economic Recovery Bonds GO	5.000%	7/1/15		5,990	6,529
California Economic Recovery Bonds GO	5.250%	7/1/21		8,750	10,614
California Educational Facilities Authority Revenue (California Institute of Technology)	5.000%	11/1/39		7,000	7,815
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/38		5,000	5,566
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38		1,000	1,139

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39		5,000	5,673
California GO	6.250%	9/1/12		1,655	1,688
California GO	5.000%	2/1/14	(Prere.)	3,565	3,847
California GO	5.000%	2/1/14	(Prere.)	1,500	1,619
California GO	5.500%	4/1/18		7,000	8,481
California GO	5.000%	6/1/19	(14)	4,500	5,152
California GO	5.000%	9/1/20		5,130	5,851
California GO	5.000%	10/1/20		10,000	12,045
California GO	5.250%	11/1/21		2,000	2,133
California GO	5.250%	9/1/22		11,500	14,133
California GO	5.250%	9/1/24		12,500	14,711
California GO	5.625%	4/1/26		21,900	25,599
California GO	6.000%	3/1/33		4,000	4,758
California GO	6.500%	4/1/33		41,500	50,572
California GO	6.000%	11/1/35		10,000	11,716
California GO	4.500%	10/1/36		1,500	1,518
California GO	6.000%	4/1/38		10,340	11,923
California GO	6.000%	11/1/39		5,000	5,808
California GO	5.250%	11/1/40		18,000	19,703
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39		5,500	6,129
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35		5,000	5,550
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39		4,500	5,192
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/51		15,000	15,878
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15	(14)	6,735	6,754
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39		8,000	9,056
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31		6,000	7,132
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38		4,000	4,223
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42		15,000	17,583
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.250%	5/1/12	(ETM)	2,300	2,300
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.250%	2/1/39		15,000	16,541
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13		10,000	10,202
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40		5,000	5,446
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16	(2)	9,340	9,371
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26		6,000	6,588
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		2,500	2,732
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34		10,000	11,471
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/20		2,000	2,314
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		5,000	5,437
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28		4,000	4,314
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		5,000	5,243
California State University Revenue Systemwide	5.000%	11/1/21		5,000	6,170
California State University Revenue Systemwide	5.000%	11/1/32	(4)	10,000	11,240
California State University Revenue Systemwide	5.250%	11/1/34		8,600	9,522
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		12,500	13,335
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45		7,000	7,300
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41		10,500	11,364
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41		3,000	3,338
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32		4,000	4,216
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34		10,000	11,533
Eastern California Municipal Water District Water & Sewer Revenue VRDO	0.220%	5/7/12		10,750	10,750
Foothill-De Anza CA Community College District GO	5.000%	8/1/40		10,000	11,193
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(Prere.)	26,020	27,314
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	13,410	13,947
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	20,000	21,385
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		12,090	10,306
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47		5,345	4,381
Grossmont CA Healthcare District GO	5.000%	7/15/37	(2)	15,770	16,587
Grossmont CA Healthcare District GO	6.125%	7/15/40		5,000	5,939
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31		2,225	2,700
Kern County CA GO	6.000%	8/1/35	(12)	2,500	2,881
Los Angeles CA Community College District GO	5.000%	8/1/28		6,600	7,423
Los Angeles CA Community College District GO	6.000%	8/1/33		10,000	11,827
Los Angeles CA Community College District GO	5.250%	8/1/39		3,000	3,417
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40		10,000	10,861
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	(4)	12,500	13,682
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38		4,000	4,473

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39		5,000	5,430
Los Angeles CA GO	5.000%	9/1/22		3,475	4,257
Los Angeles CA GO	5.000%	9/1/22		9,745	11,938
Los Angeles CA Unified School District GO	5.250%	7/1/13	(Prere.)	9,000	9,521
Los Angeles CA Unified School District GO	5.000%	7/1/25	(3)	10,000	11,024
Los Angeles CA Unified School District GO	5.000%	7/1/25	(4)	6,980	7,927
Los Angeles CA Unified School District GO	5.000%	7/1/26		6,950	7,838
Los Angeles CA Unified School District GO	5.000%	7/1/26	(4)	7,435	8,423
Los Angeles CA Unified School District GO	5.000%	7/1/26	(4)	27,240	30,859
Los Angeles CA Unified School District GO	5.000%	7/1/27		7,295	8,185
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28		11,080	13,089
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18		5,000	5,832
M-S-R California Energy Authority Revenue	6.500%	11/1/39		4,000	4,892
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39		10,000	12,230
M-S-R California Public Power Agency Revenue (San Juan Project)	6.125%	7/1/13	(2)	3,925	4,021
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	8,485	10,577
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35		5,000	5,586
Modesto CA Irrigation District COP	5.500%	7/1/35		5,700	6,118
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	20,225	25,440
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/40		3,500	4,195
1 Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) TOB VRDO	0.280%	5/7/12		8,650	8,650
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/19	(12)	4,000	4,735
Palomar Pomerado Health System California Revenue GO	0.000%	8/1/38	(12)	10,000	7,963
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	6.500%	9/1/28		10,000	10,699
1 Riverside CA Electric Revenue TOB VRDO	0.250%	5/1/12		1,050	1,050
Riverside CA Electric Revenue VRDO	0.240%	5/7/12	LOC	2,000	2,000
Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30	(2)	10,000	11,221
Sacramento CA Municipal Utility District Revenue	6.500%	9/1/13	(14)	4,730	4,897
2 Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		4,750	5,554
2 Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		1,385	1,605
Sacramento CA Municipal Utility District Revenue VRDO	0.300%	5/7/12	LOC	17,200	17,200
Sacramento County CA Airport Revenue	6.000%	7/1/41		10,500	11,777
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	13,000	18,232
San Diego CA Unified School District GO	0.000%	7/1/13	(ETM)	7,160	7,132
San Diego CA Unified School District GO	5.500%	7/1/22	(14)	9,160	11,770
San Diego CA Unified School District GO	0.000%	7/1/37		14,000	3,671
San Diego CA Unified School District GO	0.000%	7/1/39		6,300	1,477
San Diego CA Unified School District GO	0.000%	7/1/40		7,500	1,667
San Diego CA Unified School District GO	0.000%	7/1/41		10,000	2,101
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17		10,000	11,803
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39		10,000	11,554
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	9,250	4,093
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(2)	11,415	11,868
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	(14)	5,000	4,989
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/33		5,000	5,320
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15	(4)	3,525	3,794
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27	(4)	10,000	11,172
Southern California Public Power Authority Revenue	5.000%	7/1/27		5,000	5,743
Southern California Public Power Authority Revenue	5.000%	7/1/29		2,670	3,017
Southern California Public Power Authority Revenue (Transmission Project)	0.000%	7/1/14		8,500	8,307
State Center California Community College District GO	5.000%	8/1/31	(4)	16,100	17,515
Tobacco Securitization Authority Revenue (Northern California Tobacco Settlement)	5.375%	6/1/38		2,500	1,911
Ukiah CA Electric Revenue	6.250%	6/1/18	(14)	4,840	5,284
University of California Revenue	4.500%	5/15/31	(4)	14,920	15,622
University of California Revenue	5.000%	5/15/35		3,675	4,007
Ventura County CA Community College District GO	5.500%	8/1/33		12,000	14,048
Victor Valley CA Community College District GO	6.000%	8/1/39		12,000	13,545
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35		8,985	9,579
					1,272,959
Colorado (2.3%)
Aurora CO COP	5.000%	12/1/27		3,675	4,088
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.270%	5/1/12	LOC	5,800	5,800
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		4,000	4,527
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34		5,000	5,595
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/41		4,000	4,265
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/40		2,035	2,139
Colorado Springs CO Utility System Revenue	5.375%	11/15/16	(2)	12,790	13,117
Colorado Springs CO Utility System Revenue	5.375%	11/15/17	(2)	13,490	13,828
Colorado Springs CO Utility System Revenue	5.000%	11/15/43		12,725	13,285

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13	(14)	10,000	9,741
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15	(14)	5,795	5,368
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16	(14)	10,185	9,105
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19	(14)	13,000	10,069
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	20,775	12,342
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	9,700	4,975
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	16,500	5,951
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.700%	6/15/16	(Prere.)	15,000	17,978
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16	(Prere.)	16,000	19,241
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34		5,000	5,557
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41		11,500	12,598
University of Colorado Enterprise System Revenue	5.750%	6/1/28		1,000	1,235
					180,804
Connecticut (0.6%)
Connecticut GO	5.000%	12/1/19		8,225	10,243
Connecticut GO	5.000%	12/1/20		10,000	12,245
Connecticut GO	5.000%	11/1/22		7,150	8,869
Connecticut GO	5.000%	4/15/25		10,000	12,144
Connecticut GO	5.000%	4/15/26		5,000	6,013
					49,514
District of Columbia (0.4%)
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36		5,000	5,388
District of Columbia Revenue (Washington Drama Society) VRDO	0.260%	5/7/12	LOC	1,900	1,900
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37		8,000	8,944
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39		13,000	14,602
					30,834
Florida (6.8%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	1.196%	12/1/37		10,000	6,627
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36		15,000	16,600
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14		7,500	8,170
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		18,000	19,920
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		6,000	6,704
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		6,000	6,841
Davie FL Water & Sewer Revenue	6.375%	10/1/12	(ETM)	720	737
Florida Board of Education Lottery Revenue	5.000%	7/1/16	(2)	10,000	11,342
Florida Board of Education Lottery Revenue	5.000%	7/1/20	(14)	13,770	15,928
Florida Board of Education Lottery Revenue	5.000%	7/1/22	(2)	12,995	14,780
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	(14)	11,900	12,582
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	(3)	8,000	9,083
Florida Board of Education Public Education Capital Outlay GO	5.500%	6/1/19		5,565	7,041
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		5,000	5,284
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34		2,695	3,059
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12		3,000	3,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.260%	5/7/12		9,600	9,600
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		8,175	9,591
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21		8,610	9,988
Florida Department of Transportation GO	5.000%	7/1/32	(4)	9,750	10,519
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15		5,000	5,575
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16		5,000	5,661
Florida Turnpike Authority Revenue	5.000%	7/1/17	(4)	5,000	5,309
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	245	282
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	185	213
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16	(Prere.)	245	294
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	(14)	6,130	6,395
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/19	(14)	6,390	6,650
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27		4,085	4,323
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19	(ETM)	3,500	4,367
Hillsborough County FL School Board COP	5.250%	7/1/16	(14)	13,300	15,268
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33		3,500	3,911
Jacksonville FL Transportation Revenue	5.000%	10/1/31		2,000	2,210
Key West FL Utility Board Election Revenue	5.000%	10/1/31	(14)	5,000	5,330
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35	(14)	12,730	13,164
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/29		7,750	7,945
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21		2,000	2,382

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25		4,720	5,438
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		14,165	15,305
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		4,270	4,592
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35		5,200	5,785
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41		8,000	8,840
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/18		3,000	3,376
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19		2,505	2,823
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	(2)	17,240	18,669
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40		6,500	6,888
Miami-Dade County FL School Board COP	5.000%	8/1/18	(2)	5,000	5,686
Miami-Dade County FL School Board COP	5.250%	5/1/29	(12)	5,850	6,367
Miami-Dade County FL School Board COP	5.250%	5/1/30	(12)	10,000	10,861
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39		5,265	5,577
Orlando & Orange County FL Expressway Authority Revenue	8.250%	7/1/13	(14)	9,695	10,481
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.250%	5/7/12	LOC	17,000	17,000
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33		3,555	3,910
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15	(14)	4,000	4,681
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38		5,000	5,339
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28		20,000	22,342
Polk County FL Public Facilities Revenue	5.000%	12/1/30	(14)	17,835	19,397
Port St. Lucie FL Revenue	6.250%	9/1/27	(12)	8,000	9,009
Port St. Lucie FL Utility Revenue	5.000%	9/1/35	(12)	2,000	2,147
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18	(2)	4,300	4,838
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39		5,000	5,370
Seminole County FL School Board COP	5.000%	7/1/22	(4)	1,990	2,267
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/32		8,000	8,428
Sunrise FL Utility System Revenue	5.500%	10/1/18	(ETM)	12,000	14,328
2 Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33		7,407	8,124
Tampa FL Utility Revenue	6.750%	10/1/12	(2)	10,635	10,903
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30		1,525	1,829
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31		1,600	1,912
					529,187
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		3,360	3,948
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	(4)	10,020	10,629
2 Atlanta GA Airport Revenue	5.000%	1/1/33		2,615	2,880
2 Atlanta GA Airport Revenue	5.000%	1/1/33		5,000	5,507
2 Atlanta GA Airport Revenue	5.000%	1/1/34		2,750	3,022
2 Atlanta GA Airport Revenue	5.000%	1/1/34		5,000	5,494
2 Atlanta GA Airport Revenue	5.000%	1/1/37		3,235	3,538
2 Atlanta GA Airport Revenue	5.000%	1/1/37		5,000	5,469
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15	(4)	8,500	9,807
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	(14)	26,425	26,465
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33		3,000	3,232
Cobb County GA Kennestone Hospital Authority Revenue	5.250%	4/1/41		10,000	10,867
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26	(14)	12,000	13,265
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36		2,000	2,241
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41		6,650	7,402
Georgia GO	5.000%	12/1/15		1,680	1,945
Georgia GO	5.000%	9/1/21		2,175	2,789
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21		2,815	3,585
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32		4,500	4,801
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35		3,405	3,585
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		10,305	11,629
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25		15,000	16,534
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18		10,960	12,685
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		8,000	9,610
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/19		5,000	6,031
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26		7,000	7,907
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/18		7,000	8,333
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32		1,500	1,674
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.250%	5/7/12		2,955	2,955
Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15	(ETM)	5,000	5,597
					213,426
Hawaii (0.8%)
Hawaii GO	5.000%	12/1/21		5,150	6,511
Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,544
Hawaii Harbor System Revenue	5.625%	7/1/40		5,000	5,546

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Honolulu HI City & County GO	5.250%	4/1/28		8,000	9,329
Honolulu HI City & County GO	5.250%	4/1/30		8,000	9,220
Honolulu HI City & County GO	5.250%	8/1/31		2,680	3,181
Honolulu HI City & County GO	5.250%	8/1/33		2,000	2,347
Honolulu HI City & County GO	5.250%	8/1/34		1,500	1,751
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36		5,000	5,761
University of Hawaii Revenue	6.000%	10/1/38		2,500	2,919
University of Hawaii University System Revenue	5.500%	7/15/12	(Prere.)	4,615	4,666
University of Hawaii University System Revenue	5.500%	7/15/12	(Prere.)	2,330	2,356
					59,131
Idaho (0.2%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/33		6,000	7,071
Idaho Housing & Finance Association RAN	5.000%	7/15/22		6,465	7,558
					14,629
Illinois (6.5%)
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16	(14)	8,500	7,861
Chicago IL Board of Education GO	0.000%	12/1/13	(2)	5,000	4,918
Chicago IL Board of Education GO	0.000%	12/1/14	(2)	5,000	4,838
Chicago IL Board of Education GO	5.000%	12/1/18		2,500	2,941
Chicago IL Board of Education GO	5.000%	12/1/19		2,500	2,976
Chicago IL GO	5.600%	1/1/16	(Prere.)	7,010	8,304
Chicago IL GO	5.610%	1/1/16	(Prere.)	3,695	4,378
Chicago IL GO	5.650%	1/1/16	(Prere.)	7,985	9,473
Chicago IL GO	5.530%	1/1/20	(14)	5,000	5,655
Chicago IL GO	5.000%	1/1/21	(4)	3,000	3,241
Chicago IL GO	5.580%	1/1/22	(14)	5,000	5,663
Chicago IL GO	5.000%	12/1/22		3,230	3,676
Chicago IL GO	5.600%	1/1/24	(14)	2,480	2,785
Chicago IL GO	5.610%	1/1/25	(14)	1,305	1,466
Chicago IL GO	5.000%	1/1/28	(4)	7,500	7,934
Chicago IL GO	5.650%	1/1/28	(14)	2,820	3,127
Chicago IL GO	5.250%	1/1/35		5,000	5,454
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		7,500	8,681
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	(4)	17,000	18,602
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	(4)	17,600	19,116
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/40		2,000	2,073
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.400%	5/7/12	(12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36		4,000	4,368
Chicago IL Public Building Commission GO	7.000%	1/1/20	(ETM)	27,500	36,601
Chicago IL Sales Tax Revenue	5.000%	1/1/29		4,265	4,753
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		5,400	6,015
Chicago IL Water Revenue	5.750%	11/1/30	(2)	12,000	14,646
Cook County IL GO	5.250%	11/15/28		6,000	6,721
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14		2,875	2,908
2 Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37		4,000	4,348
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		5,000	5,500
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,690
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39		4,000	4,303
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36		15,000	16,509
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39		10,000	10,468
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33		3,000	3,208
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29		15,000	17,839
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		6,345	7,117
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		4,600	5,233
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44		16,000	17,758
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35	(4)	5,000	5,430
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30		3,000	3,234
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/33		7,750	9,253
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/37		10,000	11,480
Illinois GO	5.000%	3/1/21		4,000	4,443
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20	(2)	20,885	25,293
Illinois Sales Tax Revenue	5.000%	6/15/17		3,000	3,560
Illinois Sales Tax Revenue	5.000%	6/15/19		5,000	6,036
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30	(2)	10,000	10,960
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	(4)	2,600	2,930
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	(4)	7,095	7,910
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	(4)	3,465	3,896
Illinois Toll Highway Authority Revenue	5.500%	1/1/33		20,000	21,825
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/14	(14)	16,100	15,351
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44	(4)	10,000	1,778
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50		12,000	12,808

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
1 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	0.750%	5/7/12	(ETM)	11,455	11,455
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23		5,000	5,714
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28		15,000	17,021
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31		3,000	3,392
Will County IL Community School District GO	0.000%	11/1/13	(ETM)	10,000	9,918
					502,639
Indiana (1.2%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/18		4,450	5,286
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19		2,500	3,052
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39		3,000	3,227
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.270%	5/7/12	LOC	10,300	10,300
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.250%	5/1/12		6,435	6,435
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.250%	5/7/12		3,890	3,890
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39		7,045	7,255
Indiana Municipal Power Agency Revenue	6.125%	1/1/13	(ETM)	2,545	2,636
Indiana Municipal Power Agency Revenue	5.750%	1/1/34		8,000	8,505
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38		10,000	11,214
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28	(4)	6,160	6,909
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29	(4)	6,245	6,972
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36		8,800	10,325
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14		8,250	9,012
					95,018
Iowa (0.1%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/38		5,000	5,535

Kansas (0.3%)
Burlington KS Pollution Control Revenue (Kansas Gas & Electric Co. Project)	4.850%	6/1/31	(14)	7,500	7,755
Overland Park KS Development Corp. Revenue (Convention Center Hotel Project)	5.250%	1/1/32	(2)	20,000	18,580
					26,335
Kentucky (1.1%)
Kentucky Asset/Liability Commission General Fund Revenue	0.766%	11/1/17	(14)	8,750	8,440
Kentucky Asset/Liability Commission General Fund Revenue	0.886%	11/1/21	(14)	23,945	20,291
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24		5,000	5,685
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42		6,225	6,580
Kentucky Property & Building Commission Revenue	5.250%	2/1/18		5,080	6,098
Kentucky Property & Building Commission Revenue	5.000%	8/1/20		15,000	18,150
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17		8,500	8,492
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35		6,500	7,057
					80,793
Louisiana (1.3%)
Louisiana Gasoline & Fuel Tax Revenue	5.375%	6/1/18	(2)	5,000	5,020
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	(14)	8,065	8,986
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	(14)	6,880	7,528
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	(14)	5,000	5,471
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	(10)	2,500	2,753
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22		4,000	4,670
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40		14,000	15,234
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.375%	5/15/43		10,000	10,151
New Orleans LA GO	0.000%	9/1/13	(2)	9,000	8,735
New Orleans LA GO	0.000%	9/1/16	(2)	5,785	5,002
St. John Baptist Parish LA Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37		12,500	12,952
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39		14,500	14,558
					101,060
Maryland (1.1%)
Maryland Department of Transportation Revenue	5.000%	5/1/16		24,840	29,156
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22		4,000	4,854
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/28	(11)	500	516
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/33	(11)	2,500	2,552

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Maryland GO	5.000%	2/15/15		3,295	3,711
Maryland GO	5.000%	3/15/15		1,175	1,327
Maryland GO	5.000%	8/1/15		1,100	1,259
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41		5,000	5,558
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/30		1,000	1,140
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/32		2,000	2,257
Maryland Health & Higher Educational Facilities Authority Revenue (Medlantic/Helix)	5.250%	8/15/38	(2)	13,475	15,271
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22	(14)	12,025	14,703
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/34	(14)	2,900	3,019
					85,323
Massachusetts (3.9%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34		2,500	2,864
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	(ETM)	6,680	7,763
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21		7,235	9,627
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29	(14)	3,085	4,060
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.600%	5/7/12		10,341	10,341
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.750%	5/7/12		12,990	12,990
Massachusetts College Building Authority Revenue	0.000%	5/1/17	(ETM)	7,460	7,027
Massachusetts College Building Authority Revenue	5.000%	5/1/35		2,500	2,734
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		8,000	8,943
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		8,000	8,863
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35		5,000	5,525
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40		10,000	11,362
3 Massachusetts GO	0.630%	9/1/14		5,000	5,000
Massachusetts GO	5.500%	8/1/20		1,000	1,290
Massachusetts GO	0.936%	5/1/37	(13)	20,000	16,293
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31		8,500	9,029
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36		10,000	12,021
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30	(14)	7,460	7,657
Massachusetts Health & Educational Facilities Authority Revenue
(Massachusetts General Hospital)	6.250%	7/1/12	(ETM)	3,315	3,349
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	(4)	7,755	8,729
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	(4)	10,000	11,123
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	(4)	18,630	20,609
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	(2)	8,275	9,014
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14	(Prere.)	7,295	7,888
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14	(Prere.)	10,000	10,896
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27	(14)	7,190	8,727
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19	(ETM)	20,000	24,260
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30		4,000	4,612
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	(2)	21,000	23,492
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	(14)	12,000	13,320
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		5,000	5,598
Massachusetts Water Resources Authority Revenue	5.250%	8/1/42		5,000	5,755
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		3,000	3,324
					304,085
Michigan (2.2%)
Detroit MI GO	5.000%	4/1/15	(12)	2,875	3,062
Detroit MI GO	5.000%	4/1/16	(12)	3,015	3,236
Detroit MI GO	5.000%	4/1/17	(12)	3,170	3,408
Detroit MI Sewer System Revenue	5.125%	7/1/15	(Prere.)	3,970	4,528
Detroit MI Sewer System Revenue	5.500%	7/1/29	(14)	13,000	14,432
Detroit MI Water Supply System Revenue	7.000%	7/1/36	(4)	5,500	6,576
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	1/15/42		10,805	11,523
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25		1,500	1,828
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26		3,100	3,745
Michigan GO	5.250%	9/15/26	(4)	14,000	15,449
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12		2,500	2,560
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39		5,000	5,483
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46		12,000	12,409
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/39		9,000	10,229
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24		10,000	11,505
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22		4,625	4,031
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34		10,675	8,618
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48		4,445	3,484
Oakland University of Michigan Revenue VRDO	0.250%	5/7/12	LOC	23,320	23,320

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39		8,000	8,818
University of Michigan University Revenue	5.000%	4/1/18		6,950	8,454
					166,698
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32		4,250	4,970
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/17		1,940	2,248
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/19		2,100	2,478
University of Minnesota Revenue	5.125%	4/1/34		1,250	1,411
University of Minnesota Revenue	5.000%	8/1/35		10,300	11,595
					22,702
Mississippi (0.5%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/36	(10)	10,000	10,090
Mississippi GO	5.000%	10/1/36		10,000	11,306
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32		10,000	11,088
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		4,750	5,012
					37,496
Missouri (1.1%)
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35		11,660	11,934
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33		3,500	3,781
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester Cox Medical Center)	5.250%	6/1/15	(14)	4,175	4,337
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.260%	5/7/12	LOC	2,830	2,830
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.300%	5/7/12	LOC	9,850	9,850
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37		12,750	14,692
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39		8,000	9,236
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/29		5,000	5,474
1 Springfield MO Public Utility Revenue TOB VRDO	0.310%	5/7/12		14,300	14,300
St. Louis MO Special Obligation Revenue	5.000%	12/1/19		4,045	4,943
					81,377
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20		5,000	5,414
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39	(13)	3,000	3,378
Nebraska Investment Finance Authority Single Family Housing Revenue	5.900%	9/1/36		3,855	4,340
Omaha NE Public Power District Electric Revenue	5.500%	2/1/39		5,000	5,580
University of Nebraska Student Fee Revenue	5.000%	7/1/37		5,000	5,611
					24,323
Nevada (0.8%)
Clark County NV GO	6.500%	6/1/17	(2)	5,000	6,215
Clark County NV School District GO	5.000%	6/15/19	(14)	12,590	13,948
Clark County NV School District GO	5.000%	6/15/19	(14)	9,155	10,188
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24		2,000	2,112
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31		11,710	12,281
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31		2,125	2,356
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23	(4)	5,000	5,700
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25	(4)	10,255	11,486
					64,286
New Hampshire (0.1%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38		2,400	2,753
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38		5,000	5,897
					8,650
New Jersey (4.6%)
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/14	(14)	10,185	11,172
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15	(14)	10,820	12,283
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/12	(Prere.)	10,000	10,065
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	25,000	30,971
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	(2)	6,515	7,002
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20	(2)	25,000	30,449
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	10,000	12,431
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	9,000	11,158
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15	(4)	22,000	24,828
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/19	(4)	3,285	3,599
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31		3,000	3,273
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.250%	12/1/12		5,830	5,962
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32		7,250	8,792
New Jersey GO	5.000%	8/15/20		4,750	5,916
1 New Jersey GO TOB VRDO	0.250%	5/1/12		1,000	1,000

118

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		8,190	9,118
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29		2,125	2,163
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		2,800	3,001
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38		1,315	1,411
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.230%	5/7/12		4,600	4,600
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13	(ETM)	310	326
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13	(4)	55	57
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13	(14)	580	606
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15	(14)	3,200	3,711
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/17	(4)	7,000	8,512
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	36,000	44,821
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22		5,000	6,056
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	8,500	10,397
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	15,000	8,073
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		15,000	7,203
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		23,000	10,419
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38	(12)	8,000	8,933
New Jersey Turnpike Authority Revenue	6.500%	1/1/16	(ETM)	3,035	3,373
New Jersey Turnpike Authority Revenue	6.500%	1/1/16	(ETM)	270	328
New Jersey Turnpike Authority Revenue	6.500%	1/1/16	(14)	790	936
New Jersey Turnpike Authority Revenue	0.000%	1/1/35	(2)	34,500	31,321
New Jersey Turnpike Authority Revenue	5.250%	1/1/40		3,000	3,308
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/12	(Prere.)	7,320	7,355
					354,929
New Mexico (0.2%)
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14	(Prere.)	10,000	11,049
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39		6,500	6,905
					17,954
New York (14.8%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43		6,000	6,672
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14	(Prere.)	4,200	4,655
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24		8,120	9,661
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25		1,000	1,175
Geneva NY Industrial Development Agency Civic Facility Revenue
(Colleges of the Seneca Project) VRDO	0.240%	5/7/12	LOC	8,975	8,975
Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47	(14)	11,075	10,978
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		7,000	7,900
Liberty New York Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		10,000	10,926
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/13	(4)	11,000	10,943
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33		3,000	3,579
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/38		2,500	2,695
Long Island NY Power Authority Electric System Revenue VRDO	0.240%	5/7/12	LOC	8,000	8,000
Nassau County NY Tobacco Settlement Corp. Revenue	5.000%	6/1/35		6,355	4,493
New York City NY GO	5.000%	8/1/17		10,000	11,936
New York City NY GO	5.000%	8/1/19		2,000	2,437
New York City NY GO	5.000%	8/1/19		14,000	17,061
New York City NY GO	5.000%	8/1/21		6,000	7,319
New York City NY GO	5.000%	8/1/21		15,000	18,559
New York City NY GO	5.125%	12/1/23		12,875	15,397
New York City NY GO	5.000%	8/1/24		5,000	5,884
New York City NY GO	5.000%	8/1/25		5,000	5,759
New York City NY GO	5.000%	10/1/25		11,800	13,965
New York City NY GO	5.000%	8/1/27		7,000	7,942
New York City NY GO	5.000%	8/1/31		5,000	5,703
New York City NY GO	5.000%	8/1/32		14,000	15,932
New York City NY GO VRDO	0.250%	5/1/12	LOC	5,260	5,260
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		6,000	6,630
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20	(12)	8,400	6,560
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22	(12)	4,585	3,211
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24	(12)	9,670	6,110
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/25	(12)	5,000	2,990
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		10,000	11,340
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		15,000	16,517
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		6,580	7,527
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32		7,500	8,513
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,500	4,005
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		7,500	8,258

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		10,000	10,892
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40		15,500	17,331
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43		12,000	13,111
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43		21,000	23,892
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43		4,110	4,734
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		19,310	21,129
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.240%	5/1/12		23,000	23,000
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28		12,000	13,316
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		16,000	17,995
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,594
	New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		2,750	3,107
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		3,195	3,989
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		3,135	3,914
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		7,000	8,740
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		2,000	2,457
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/23		7,225	8,709
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/26		7,000	7,353
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30		11,780	13,436
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		5,000	5,693
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		7,000	7,790
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		10,940	12,220
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38		7,050	7,720
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38		9,000	10,037
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39		14,420	15,921
	New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.260%	5/7/12		2,140	2,140
	New York GO	5.000%	2/1/30		3,385	3,870
	New York GO	5.000%	2/15/30		4,000	4,614
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		3,000	3,314
	New York Liberty Development Corp. Revenue	5.000%	12/15/41		10,000	10,926
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		20,550	21,914
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		6,000	6,811
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(12)	8,415	10,463
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34		5,000	5,430
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40		7,500	8,207
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34		3,750	4,146
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		5,000	6,050
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		3,000	3,630
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20		2,000	2,398
2	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25		7,000	8,116
2	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26		9,885	11,327
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41		8,000	8,767
	New York State Dormitory Authority Lease Revenue
	(Municipal Health Facilities Improvement Program)	5.000%	1/15/19		4,000	4,580
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40		8,700	9,408
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	7/1/40		10,000	11,140
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/41		7,000	7,953
	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20	(14)	7,500	9,526
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19	(ETM)	10	12
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19		3,890	4,752
	New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27	(14)	10,000	12,778
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		2,800	3,131
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42		5,800	6,470
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19		4,500	5,522
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19		9,765	12,063
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20		10,000	12,363
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		5,000	5,804
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24	(2)	10,000	11,089
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		4,750	5,479
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		20,000	22,498
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		10,100	10,989
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		7,500	8,240
	New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/38		3,000	3,426
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	4,000	4,768
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	(4)	7,240	8,526
	New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.240%	5/7/12	LOC	2,865	2,865
	New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50		5,000	5,691
	New York State Environmental Facilities Corp. Revenue (
	State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		3,500	3,907
	New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/41		4,000	4,465
	New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.250%	5/7/12		7,700	7,700
	New York State Local Government Assistance Corp. Revenue VRDO	0.250%	5/7/12		1,600	1,600

120

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.290%	5/7/12		4,600	4,600
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	(14)	11,495	13,216
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18		7,500	9,031
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	5,000	6,361
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/22		15,650	19,485
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		5,000	5,674
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30		5,000	5,750
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		6,265	7,200
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30		8,000	9,177
New York State Urban Development Corp. Revenue	5.000%	1/1/23		7,785	8,853
New York State Urban Development Corp. Revenue	5.625%	1/1/28		7,385	8,405
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17		30,175	35,881
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21		10,000	12,290
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/25	(14)	1,965	2,613
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		8,395	9,608
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		10,000	11,084
Suffolk County NY Water Authority Revenue	5.750%	6/1/13	(ETM)	1,415	1,427
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44		5,500	4,856
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48		4,000	3,289
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/12	(Prere.)	11,355	11,404
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18		4,055	4,071
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/20		12,565	13,240
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/21	(2)	12,000	12,615
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/22	(2)	5,000	5,254
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/17		5,000	5,133
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21	(ETM)	6,565	8,717
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38		12,500	13,876
					1,149,525
North Carolina (1.2%)
Charlotte NC Airport Revenue	5.000%	7/1/39		1,000	1,087
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33		15,000	17,182
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.125%	1/15/37		2,000	2,167
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.250%	1/15/42		6,000	6,640
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47		3,300	3,439
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Wake Forest University)	5.000%	1/1/38		2,975	3,246
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/38		4,140	4,632
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/23		5,000	5,626
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26		5,000	5,571
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/26		3,000	3,440
North Carolina GO	5.000%	5/1/21		2,955	3,773
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29		3,000	3,333
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16		10,000	11,523
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17		10,000	11,819
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20		4,000	4,693
Wake County NC GO	5.000%	2/1/22		5,100	6,544
					94,715
Ohio (2.1%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.230%	5/7/12	LOC	1,700	1,700
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27		10,000	11,255
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.250%	5/1/12	LOC	1,650	1,650
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38		8,000	8,482
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30		9,930	7,970
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34		5,500	4,273
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47		8,860	6,890
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		5,465	6,422
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,506
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.260%	5/7/12		2,500	2,500
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.250%	8/15/46		6,265	6,293
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.230%	5/7/12		3,600	3,600
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.400%	10/1/21		8,000	8,102
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27		3,250	3,708
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28		4,000	4,560
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29		5,270	5,843
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41		3,220	3,763
Middletown OH City School District GO	5.000%	12/1/25	(4)	4,715	5,152

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.240%	5/7/12		1,400	1,400
	Ohio Air Quality Development Authority Pollution Control Revenue
	(FirstEnergy Generation Corp. Project)	5.700%	2/1/14		3,000	3,205
	Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/20		8,600	10,543
	Ohio Common Schools GO	5.000%	3/15/13	(Prere.)	7,020	7,312
	Ohio GO	5.000%	5/1/18		4,450	4,993
1	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project) TOB VRDO	0.240%	5/7/12	LOC	1,800	1,800
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39		10,000	11,024
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46		10,000	10,297
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.250%	9/1/28		1,810	1,897
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19		6,530	8,190
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38		3,500	3,713
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/21		3,000	3,677
						165,720
Oklahoma (0.1%)
	Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14		3,300	3,526

Oregon (0.5%)
	Oregon Department of Administrative Services COP	5.000%	5/1/27		6,755	7,565
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26		10,000	11,784
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30		4,000	4,776
	Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22		12,380	12,972
						37,097
Pennsylvania (3.1%)
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		8,000	9,272
	Cambria County PA Industrial Development Authority Revenue
	(American National Red Cross) VRDO	0.230%	5/7/12	LOC	1,000	1,000
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31		11,420	10,739
	Delaware County PA Industrial Development Authority Solid Waste Revenue
	(Scott Paper Co.) VRDO	0.250%	5/7/12		2,800	2,800
	Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.260%	5/7/12	LOC	1,000	1,000
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42		4,325	4,548
	Montgomery County PA Industrial Development Authority Revenue
	(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35		3,000	3,310
	Montgomery County PA Industrial Development Authority Revenue
	(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40		2,390	2,624
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35		2,500	2,608
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40		3,500	3,618
	Norwin PA School District GO	3.250%	4/1/31	(4)	8,915	8,396
	Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16	(ETM)	6,815	7,791
	Pennsylvania GO	5.000%	9/1/14	(4)	5,000	5,537
1	Pennsylvania GO TOB VRDO	0.250%	5/7/12		5,300	5,300
1	Pennsylvania Higher Educational Facilities Authority Revenue
	(Foundation for Indiana University of Pennsylvania Student Housing) TOB VRDO	0.250%	5/7/12	LOC	1,800	1,800
	Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		5,160	5,521
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.250%	5/7/12		3,320	3,320
	Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/12	(Prere.)	775	790
	Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/15	(2)	20,030	20,399
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31	(4)	15,000	15,919
1	Pennsylvania State University Revenue TOB VRDO	0.250%	5/7/12		1,700	1,700
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		6,000	6,533
	Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33		5,000	5,478
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36		4,000	4,265
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36		4,000	4,785
	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38	(12)	2,135	2,535
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		20,990	22,708
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39		7,595	8,137
	Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39		2,000	2,222
	Philadelphia PA Authority Industrial Development Revenue (Inglis House Project) VRDO	0.240%	5/7/12		1,800	1,800
	Philadelphia PA GO	5.250%	8/1/17	(4)	12,665	14,703
	Philadelphia PA GO	5.000%	8/1/18	(4)	17,440	19,845
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32		2,000	2,228
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Children’s Hospital of Philadelphia Project) VRDO	0.240%	5/1/12		1,000	1,000
	Philadelphia PA School District GO	6.000%	9/1/38		7,000	7,935
	Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13	(14)	3,440	3,568
	Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13	(ETM)	3,435	3,593
	Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14	(ETM)	1,875	2,035

122

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/30		5,000	5,786
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40		3,500	3,766
					240,914
Puerto Rico (1.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	2,930	3,338
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38		6,130	6,304
2 Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42		10,000	9,984
Puerto Rico GO	6.000%	7/1/27	(14)	6,500	7,249
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	0.000%	7/1/34	(2)	15,305	4,025
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14	(Prere.)	415	457
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29		14,585	15,697
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37		7,475	1,705
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39		15,010	3,013
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44		26,500	31,070
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54	(2)	69,500	5,546
					88,388
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29		7,355	8,903
Rhode Island & Providence Plantations GO	5.500%	8/1/31		2,520	3,028
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/32	(4)	1,000	1,039
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23	(4)	1,665	1,803
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24	(4)	2,575	2,768
					17,541
South Carolina (2.4%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/17		5,000	5,480
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26		10,580	11,703
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/28		11,800	13,073
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/31		7,000	7,673
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.250%	5/7/12		1,690	1,690
Greenville County SC School District GO	5.000%	12/1/27		6,700	7,455
Medical University South Carolina Hospital Authority Hospital Facilities Revenue	6.375%	8/15/12	(Prere.)	7,750	7,890
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15	(ETM)	2,035	2,349
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15	(14)	12,210	13,929
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18		1,000	1,165
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21		3,200	3,814
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	11,598
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	2,080	2,141
South Carolina Public Service Authority Revenue	5.500%	1/1/38		10,000	11,262
South Carolina Public Service Authority Revenue	5.250%	1/1/39		6,000	6,623
1 South Carolina Public Service Authority Revenue TOB VRDO	0.270%	5/7/12		7,280	7,280
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/20	(2)	20,840	22,708
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/21	(2)	27,170	29,606
Tobacco Settlement Revenue (Authority of South Carolina Tobacco Settlement)	5.000%	6/1/18		2,435	2,438
University of South Carolina Higher Education Revenue	5.250%	6/1/38	(4)	5,610	6,067
1 York County SC Rock Hill School District No. 3 GO TOB VRDO	0.320%	5/7/12	(4)	12,340	12,340
					188,284
Tennessee (0.2%)
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Meharry Medical College)	6.000%	12/1/12	(2)	1,200	1,222
Shelby County TN Health Educational & Housing Facility Board Hospital Revenue
(Methodist Health System)	5.500%	8/1/12	(ETM)	465	470
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27	(4)	350	382
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		4,660	5,128
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		5,350	5,606
					12,808
Texas (7.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17	(14)	4,900	4,411
1 Beaumont TX Independent School District School Building GO TOB VRDO	0.330%	5/7/12		6,675	6,675
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46		1,000	1,103
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,000	3,450
Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29	(2)	5,000	5,312
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27	(12)	5,000	5,472
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28	(12)	2,125	2,311
Dallas TX GO	5.000%	2/15/19		15,000	18,415

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Harris County TX GO	0.000%	10/1/14	(14)	5,550	5,463
	Harris County TX GO	0.000%	10/1/15	(14)	17,545	17,099
	Harris County TX Health Facilities Development Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	7.125%	12/1/31		3,250	3,895
	Harris County TX Health Facilities Development Corp. Hospital Revenue
	(Texas Children’s Hospital) VRDO	0.270%	5/1/12		2,600	2,600
1	Harris County TX Health Facilities Development Corp. Revenue
	(Sisters of Charity of the Incarnate Word) TOB VRDO	0.250%	5/1/12	(ETM)	8,000	8,000
	Harris County TX Health Facilities Development Corp. Revenue
	(St. Luke’s Episcopal Hospital) VRDO	0.260%	5/1/12		13,500	13,500
	Harris County TX Hospital District Revenue	5.125%	2/15/32	(14)	10,000	10,446
	Harris County TX Hospital District Revenue	5.250%	2/15/37	(14)	10,190	10,622
	Harris County TX Toll Road Revenue	5.000%	8/15/22		2,000	2,320
	Houston TX Airport System Revenue	5.000%	7/1/31		1,930	2,151
	Houston TX Airport System Revenue	5.000%	7/1/32		3,000	3,317
	Houston TX Airport System Revenue	5.500%	7/1/39		5,000	5,518
	Houston TX Utility System Revenue	5.250%	11/15/30		7,500	8,782
	Houston TX Utility System Revenue	5.250%	11/15/31		5,000	5,830
	Love Field Airport Modernization Corp. Texas Special Facilities Revenue
	(Southwest Airlines Co. Project)	5.250%	11/1/40		6,115	6,321
	Lower Colorado River Authority Texas Revenue	5.625%	1/1/15	(Prere.)	3,055	3,475
	Lower Colorado River Authority Texas Revenue	5.875%	5/15/16	(4)	5,905	5,930
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	205	262
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	10	13
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	20	26
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36		5,000	5,521
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/39		4,765	5,313
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		5,000	5,355
	Lubbock TX Independent School District GO VRDO	0.310%	5/7/12		14,800	14,800
	Matagorda County TX Navigation District No. 1 Pollution Control Revenue
	(Central Power & Light Co. Project)	6.300%	11/1/29		7,500	8,562
	Montgomery County TX GO	5.125%	3/1/31		4,000	4,515
	Montgomery County TX GO	5.250%	3/1/32		5,000	5,720
	North Texas Tollway Authority System Revenue	6.250%	2/1/23		10,000	11,139
	North Texas Tollway Authority System Revenue	5.000%	9/1/30		7,000	7,955
	North Texas Tollway Authority System Revenue	6.125%	1/1/31		4,000	4,402
	North Texas Tollway Authority System Revenue	6.000%	1/1/38		12,500	14,286
	North Texas Tollway Authority System Revenue	6.250%	1/1/39		6,000	6,768
	North Texas Tollway Authority System Revenue	5.500%	9/1/41		10,000	11,615
	North Texas Tollway Authority System Revenue	6.000%	9/1/41		2,500	2,994
1	North Texas Tollway Authority System Revenue TOB VRDO	0.260%	5/7/12	(13)	5,800	5,800
	Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17	(4)	7,425	7,449
	Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22	(4)	7,110	7,126
	Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.268%	10/1/20		5,000	4,962
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		5,000	5,626
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		6,155	6,926
	Tarrant County TX Health Facilities Development Corp. Hospital Revenue
	(Cook Children’s Medical Center Project) VRDO	0.250%	5/7/12		13,335	13,335
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28		3,000	3,406
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/29		2,500	2,920
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/31		1,675	1,937
	Texas City TX Industrial Development Corp. Marine Terminal Revenue
	(ARCO Pipe Line Co. Project)	7.375%	10/1/20		17,310	23,558
	Texas GO	5.750%	8/1/32		10,380	10,420
1	Texas GO TOB VRDO	0.250%	5/1/12		13,300	13,300
1	Texas GO TOB VRDO	0.250%	5/1/12		19,205	19,205
1	Texas GO TOB VRDO	0.250%	5/1/12		400	400
3	Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.720%	9/15/17		4,370	4,184
	Texas Municipal Power Agency Revenue	0.000%	9/1/13	(14)	38,730	38,375
	Texas Municipal Power Agency Revenue	0.000%	9/1/14	(14)	34,250	33,568
	Texas Municipal Power Agency Revenue	0.000%	9/1/15	(14)	33,070	31,962
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		4,000	4,776
	Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		5,000	5,734
	Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20		16,000	16,796
	Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13		10,000	10,099
1	Texas Transportation Commission Revenue TOB VRDO	0.310%	5/7/12		5,000	5,000
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(2)	10,000	5,049
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(2)	30,005	13,188
	University of Houston Texas Revenue	5.000%	2/15/43		20,235	22,129

124

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30		4,500	5,215
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/21		17,395	18,296
					23,511
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/34	(4)	10,000	10,442

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25		4,000	4,265
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29		4,000	4,179
					8,444
Virginia (1.3%)
Chesterfield County VA GO	5.000%	1/1/22		6,340	8,133
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35		10,000	11,172
Fairfax County VA Public Improvement GO	5.000%	4/1/21		7,800	9,931
Fairfax County VA Public Improvement GO	5.000%	4/1/22		8,000	10,278
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42	(12)	3,500	3,753
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13		7,500	7,968
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37		6,000	6,165
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	10,000	11,530
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32		17,375	19,946
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33		10,000	11,387
					100,263
Washington (2.2%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/14	(14)	5,000	4,893
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15	(14)	12,585	12,094
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17	(14)	11,685	10,527
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18	(14)	10,000	8,681
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18		10,000	12,193
King County WA Sewer Revenue	5.000%	1/1/39		7,500	8,341
King County WA Sewer Revenue	5.250%	1/1/42		7,500	8,442
King County WA Sewer Revenue	5.750%	1/1/43		7,170	8,099
Port of Seattle WA Revenue	5.000%	8/1/29		10,500	12,032
Port of Seattle WA Revenue	5.000%	8/1/32		3,000	3,393
Port of Seattle WA Revenue	5.000%	8/1/33		2,000	2,251
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33		2,000	2,297
Washington GO	6.750%	2/1/15		2,205	2,412
Washington GO	5.000%	2/1/19		5,000	6,130
Washington GO	5.000%	2/1/20		5,000	6,188
Washington GO	5.000%	8/1/20		9,660	12,031
Washington GO	5.000%	2/1/35		10,000	11,292
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31	(4)	5,000	5,376
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/34	(4)	6,000	6,403
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43	(12)	5,490	5,881
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/38		12,000	13,396
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	11/15/41		6,500	8,015
					170,367
West Virginia (0.7%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37		6,000	6,212
West Virginia Building Commission Lease Revenue (Jail & Correction Facility Authority Projects)	7.000%	7/1/12	(ETM)	7,840	7,929
West Virginia Economic Development Authority Revenue	5.000%	6/15/28		4,340	4,982
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,691
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		6,500	6,982
West Virginia Hospital Finance Authority Hospital Revenue (United Hospital Center Inc. Project)	5.250%	6/1/41	(2)	13,500	13,858
West Virginia University Revenue	5.000%	10/1/20		1,500	1,850
West Virginia University Revenue	5.000%	10/1/36		5,985	6,767
					51,271
Wisconsin (1.4%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12	(Prere.)	2,100	2,111
Milwaukee WI Redevelopment Authority Revenue (Yankee Hill Apartments) VRDO	0.240%	5/7/12	LOC	5,100	5,100

Long-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value[s]
Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/14	(14)	5,000	5,461
2	Wisconsin GO	5.000%	5/1/23	10,000	12,404
Wisconsin GO	6.000%	5/1/36	10,000	12,104
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,520
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,381
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,767
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,088
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,213
2	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,166
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.270%	5/7/12	LOC	13,300	13,300
Wisconsin Transportation Revenue	4.500%	7/1/26	(14)	11,470	12,356
105,971
Total Tax-Exempt Municipal Bonds (Cost $7,033,040)	7,621,972

Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
4	Vanguard Municipal Cash Management Fund (Cost $120,519)	0.227%	120,519,263	120,519
Total Investments (99.8%) (Cost $7,153,559)	7,742,491
Other Assets and Liabilities (0.2%)
Other Assets	145,192
Liabilities	(130,984)
14,208
Net Assets (100%)	7,756,699

At April 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	7,241,356
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(73,589)
Unrealized Appreciation (Depreciation)	588,932
Net Assets	7,756,699

Investor Shares—Net Assets
Applicable to 99,209,603 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,148,263
Net Asset Value Per Share—Investor Shares	$11.57

Admiral Shares—Net Assets
Applicable to 570,966,993 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,608,436
Net Asset Value Per Share—Admiral Shares	$11.57

s See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $185,691,000, representing 2.4% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012. 3 Adjustable-rate security.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.7%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40		3,000	3,317
Auburn University Alabama General Fee Revenue	5.000%	6/1/34		5,535	6,266
Camden AL Industrial Development Board Exempt Facilities Revenue (Weyerhaeuser Co. Project)	6.125%	12/1/13	(Prere.)	3,000	3,276
Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25		5,000	5,114
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17		6,300	6,296
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		4,000	4,217
University of Alabama at Birmingham Hospital Revenue VRDO	0.320%	5/7/12	LOC	18,400	18,400
					46,886
Alaska (0.4%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,105	6,858
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		4,000	4,515
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21		12,400	14,570
					25,943
Arizona (1.2%)
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37		3,750	4,171
Arizona Board Regents Arizona State University System Revenue VRDO	0.230%	5/7/12	LOC	6,430	6,430
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37		7,000	5,495
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38		5,900	6,354
1 Arizona School Facilities Board Revenue TOB VRDO	0.310%	5/7/12		3,900	3,900
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.250%	7/1/32		5,950	6,357
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35		5,500	6,024
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/33		10,175	11,142
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	5.250%	10/1/40		12,500	12,995
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27		17,000	18,024
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/39		2,500	2,836
					83,728
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15	(14)	2,845	3,023

California (16.7%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39		10,000	10,750
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/24	(2)	4,500	4,483
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/26		2,500	2,829
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/26		1,920	2,269
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		5,000	6,228
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		10,000	12,297
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		5,375	6,301
California Economic Recovery Bonds GO	5.000%	7/1/20		5,000	6,032
California Economic Recovery Bonds GO	5.250%	7/1/21		8,250	10,008
California GO	5.500%	4/1/18		15,000	18,173
California GO	5.000%	10/1/20		10,000	12,045
California GO	5.000%	11/1/21		13,845	16,176
California GO	5.250%	9/1/22		8,830	10,851
California GO	5.250%	9/1/24		6,500	7,650
California GO	5.000%	9/1/29		4,565	5,068
California GO	6.000%	3/1/33		3,000	3,569
California GO	5.125%	4/1/33		15,000	15,954
California GO	6.500%	4/1/33		34,000	41,432
California GO	4.500%	10/1/36		1,500	1,519
California GO	5.250%	3/1/38		5,000	5,363
California GO	5.500%	11/1/39		10,000	11,087
California GO	6.000%	11/1/39		5,000	5,808
California GO	5.250%	11/1/40		13,500	14,778
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39		4,500	5,014
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39		7,500	8,654
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/51		15,000	15,878
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.250%	8/15/41		3,000	3,134
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39		7,000	7,924
California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31		5,000	5,706
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/35		2,075	2,248
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38		5,900	6,228
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42		12,000	14,067
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.000%	2/1/30		10,000	10,961
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40		3,585	3,905

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	0.650%	8/1/12		40,000	40,004
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	5.250%	12/1/17		12,155	13,654
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project)	5.400%	4/1/25		3,000	3,230
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project)	5.000%	7/1/27		6,185	6,583
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	2.625%	6/2/14		8,000	8,181
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	2.625%	6/2/14		6,500	6,647
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	1.875%	4/1/15		6,000	6,016
	California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21		7,675	8,232
	California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22		5,000	5,332
	California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23		2,870	3,044
	California Public Works Board Lease Revenue (Department of Corrections)	5.500%	12/1/13	(Prere.)	7,000	7,567
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26		8,795	9,657
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		5,000	5,465
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		5,000	5,437
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		3,600	3,887
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/29		12,650	14,227
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		5,000	5,243
	California State University Revenue Systemwide	5.000%	11/1/20	(2)	20,995	23,518
	California State University Revenue Systemwide	5.250%	11/1/34		9,275	10,269
	California State University Revenue Systemwide	5.250%	11/1/38		2,490	2,741
	California Statewide Communities Development Authority Revenue
	(Cottage Health System Obligated Group)	5.000%	11/1/40		11,040	11,578
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		16,500	17,603
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45		28,000	29,201
	California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41		3,735	4,042
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32		8,000	8,433
	Carlsbad CA Assessment District No. 2002-01 Improvement Revenue (Poinsettia Lane East)	5.200%	9/2/35		2,710	2,699
	Cerritos CA Community College District GO	0.000%	8/1/33		4,000	1,319
	Cerritos CA Community College District GO	0.000%	8/1/36		2,200	607
	Contra Costa County CA Multifamily Housing Revenue
	(Pleasant Hill BART Transit Village Apartments Project) VRDO	0.330%	5/7/12	LOC	18,800	18,800
	East Side CA Union High School District GO	5.000%	8/1/37		10,000	10,712
	El Monte CA High School District GO	5.500%	6/1/34	(12)	8,575	9,643
	Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28	(14)	25,000	25,444
	Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		10,345	8,818
	Golden State Tobacco Securitization Corp. California	0.000%	6/1/37		7,000	5,230
	Golden State Tobacco Securitization Corp. California	5.125%	6/1/47		7,650	5,659
	Grossmont CA Healthcare District GO	5.000%	7/15/37	(2)	4,000	4,207
	Grossmont CA Healthcare District GO	6.125%	7/15/40		5,000	5,939
	Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.200%	9/1/26		750	769
	Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.250%	9/1/36		2,000	2,013
	Kern County CA GO	5.750%	8/1/35	(12)	4,500	4,995
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.450%	9/1/13	(Prere.)	890	966
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.750%	9/1/13	(Prere.)	885	964
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.900%	9/1/13	(Prere.)	890	971
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.950%	9/1/13	(Prere.)	3,555	3,882
	Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	6.000%	9/1/13	(Prere.)	2,670	2,917
	Los Angeles CA Community College District GO	5.000%	8/1/24		3,430	3,963
	Los Angeles CA Community College District GO	5.000%	8/1/25		4,620	5,283
	Los Angeles CA Community College District GO	5.000%	8/1/27		6,215	7,021
	Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30		15,000	16,340
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24	(4)	8,000	9,012
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.270%	5/7/12	(13)	5,000	5,000
	Los Angeles CA Unified School District GO	5.000%	7/1/27		8,000	8,976
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/27		7,780	9,229
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18		5,000	5,832
	M-S-R California Energy Authority Revenue	6.500%	11/1/39		11,000	13,453
	Modesto CA Irrigation District COP	5.500%	7/1/35		11,300	12,129
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20	(12)	9,305	10,859
	Northstar Community Services District California Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/37		10,000	6,917
	Oakland CA Unified School District GO	6.125%	8/1/29		4,000	4,472

128

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Oakland CA Unified School District GO	5.500%	8/1/32		3,000	3,224
Palo Alto CA Unified School District GO	0.000%	8/1/30		21,100	9,775
Palomar Pomerado Health System California Revenue GO	0.000%	8/1/38	(12)	10,740	8,552
Port of Oakland CA Revenue	5.000%	5/1/22		4,290	4,815
Port of Oakland CA Revenue	5.000%	5/1/23		5,890	6,555
Port of Oakland CA Revenue	5.000%	5/1/29		2,250	2,344
Port of Oakland CA Revenue	5.125%	5/1/30		2,000	2,104
Port of Oakland CA Revenue	5.125%	5/1/31		2,000	2,099
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/38		18,995	18,884
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.250%	5/7/12		3,900	3,900
Roseville CA Electric System Revenue	5.000%	2/1/37		11,000	11,840
Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30	(2)	4,145	4,651
2 Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		4,800	5,612
2 Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		1,385	1,605
Sacramento County CA Airport Revenue	6.000%	7/1/41		9,500	10,656
San Bernardino County CA Medical Center COP	7.000%	8/1/20		12,180	15,387
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	35,369
San Diego CA Community College District GO	5.250%	8/1/33		5,500	6,313
San Diego CA Unified School District GO	5.500%	7/1/19	(14)	10,140	12,374
San Diego CA Unified School District GO	5.500%	7/1/21	(14)	12,725	16,286
San Diego CA Unified School District GO	0.000%	7/1/30		20,000	8,113
San Diego CA Unified School District GO	0.000%	7/1/45		29,520	4,977
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19		20,565	24,547
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20		26,405	31,221
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		5,000	5,456
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		2,095	2,275
San Francisco CA City & County International Airport Revenue	5.250%	5/1/32		5,000	5,595
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39		2,130	2,461
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/39		2,000	2,161
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	8/1/41		1,500	1,674
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	2,000	944
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	15,900	7,035
San Marcos CA Unified School District GO	5.000%	8/1/34		7,000	7,690
San Marcos CA Unified School District GO	5.000%	8/1/38		5,000	5,423
Santa Margarita CA Water District Community Facilities District No. 99-1 Special Tax Revenue	6.000%	9/1/13	(Prere.)	3,000	3,229
Santa Monica CA Community College District GO	0.000%	8/1/24		5,000	3,106
Santa Monica CA Community College District GO	0.000%	8/1/25		5,490	3,228
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27	(4)	10,000	11,172
Southern California Public Power Authority Revenue	5.000%	7/1/27		5,000	5,743
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/20		10,505	12,365
Turlock CA Irrigation District Revenue	5.000%	1/1/35		6,385	6,807
Victor Valley CA Community College District GO	6.000%	8/1/39		8,000	9,030
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35		10,000	10,661
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40		7,000	7,420
West Contra Costa CA Unified School District GO	6.000%	8/1/27		3,000	3,746
					1,177,644
Colorado (2.6%)
Aurora CO Hospital Revenue (Children’s Hospital Association Project)	5.000%	12/1/40		5,000	5,303
Colorado Education Loan Program Revenue TOB VRDO	0.250%	5/1/12		400	400
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.270%	5/1/12	LOC	7,000	7,000
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	4.500%	9/1/38		15,475	15,687
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/25		11,500	11,624
Denver CO City & County Airport Revenue	5.000%	11/15/12	(14)	4,205	4,307
Denver CO City & County Airport Revenue	5.250%	11/15/36		7,500	8,306
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39		1,949	2,098
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/12	(14)	26,795	26,622
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13	(14)	5,000	4,871
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/14	(14)	8,000	7,617
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15	(14)	5,000	4,632
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18	(14)	5,000	4,087
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	29,225	16,090
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	14,900	7,642
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/27	(14)	9,890	4,388
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	21,600	8,361
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	14,200	5,121
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16	(Prere.)	10,000	12,026
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34		6,000	6,668

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41		11,500	12,598
	University of Colorado Hospital Authority Revenue VRDO	0.270%	5/7/12	LOC	4,870	4,870
						180,318
Connecticut (0.5%)
	Connecticut Development Authority Pollution Control Revenue
	(Connecticut Light & Power Co. Project) PUT	1.550%	4/1/15		6,000	6,014
	Connecticut GO	5.000%	12/1/15		1,200	1,384
	Connecticut GO	5.000%	12/1/15	(14)	6,650	7,245
	Connecticut GO	5.000%	11/1/16		8,100	9,576
	Connecticut GO	5.000%	11/1/16		6,000	7,094
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		4,000	4,288
						35,601
Delaware (0.1%)
	Delaware GO	5.000%	7/1/21		3,420	4,376
	Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38		2,230	2,334
						6,710
District of Columbia (0.7%)
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33		6,965	7,949
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39		10,000	11,232
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24		1,215	1,369
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25		10,000	11,523
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27		4,500	4,950
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28		1,500	1,635
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	5.000%	10/1/39		8,000	8,562
						47,220
Florida (5.7%)
	Alachua County FL Industrial Development Revenue (North Florida Retirement Village Inc. Project)	5.625%	11/15/22		5,000	4,766
	Beacon Lakes FL Community Development Special Assessment Revenue	6.900%	5/1/35		14,960	15,361
	Broward County FL School Board COP	5.000%	7/1/20	(4)	5,935	6,616
1	Cape Coral FL Water & Sewer Revenue TOB VRDO	0.250%	5/7/12	LOC	4,900	4,900
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14		7,500	8,171
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		10,000	11,067
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		6,000	6,704
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		5,000	5,701
	East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21		2,390	2,522
	Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27		6,000	6,268
	Florida Board of Education Lottery Revenue	5.000%	7/1/21	(14)	14,455	16,574
	Florida Board of Education Lottery Revenue	5.500%	7/1/27		4,000	4,575
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	(3)	7,230	8,208
1	Florida Education System University System Improvement Revenue TOB VRDO	0.270%	5/7/12		2,100	2,100
	Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.250%	4/1/42		2,000	2,103
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37		6,240	6,387
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37		11,575	11,634
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41		5,000	5,357
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48		8,980	9,557
1	Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.300%	5/7/12		7,340	7,340
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15		5,000	5,575
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16		5,000	5,661
	Florida Municipal Power Agency Revenue	6.250%	10/1/31		3,250	3,866
	Florida Turnpike Authority Revenue	5.000%	7/1/17	(4)	5,000	5,309
1	Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.400%	5/7/12		5,000	5,000
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16	(Prere.)	365	437
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37		5,000	5,744
	Hillsborough County FL Industrial Development Authority Health Facilities Revenue
	(University Community Hospital)	5.625%	8/15/18	(Prere.)	6,000	7,624
	Hillsborough County FL Industrial Development Authority Hospital Revenue
	(Tampa General Hospital Project)	5.250%	10/1/34		2,185	2,215
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/32		9,000	10,092
	Jacksonville FL Transportation Revenue	5.000%	10/1/28		8,425	9,465
	Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35	(14)	18,350	18,975
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24	(14)	18,575	19,924
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27		7,170	7,793
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		11,440	12,352
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38	(11)	8,770	8,860
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41		8,000	8,840
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41		4,000	4,414
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40		4,650	4,928
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42		3,500	4,002

130

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	2.625%	8/1/14		4,000	4,059
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39	(12)	5,250	5,693
Miami-Dade County FL School Board COP	5.250%	10/1/18	(14)	7,915	8,556
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20		1,100	1,103
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26		1,000	997
Orange County FL Health Facilities Authority Mortgage Revenue
(Orlando Lutheran Towers Inc. Project)	5.000%	7/1/12		300	300
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21	(4)	25,000	29,714
Orlando FL Special Assessment Revenue (Conroy Road Interchange Project)	5.800%	5/1/26		2,755	2,756
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17	(ETM)	1,945	2,259
Palm Beach County FL Airport System Revenue	5.750%	10/1/12	(14)	7,220	7,368
Palm Beach County FL Airport System Revenue	5.750%	10/1/14	(14)	6,440	7,096
Palm Glades FL Community Development District Revenue	7.250%	8/1/16		2,150	2,073
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18	(2)	8,700	9,789
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project)	5.500%	7/1/34		3,500	3,774
St. Petersburg FL Health Facilities Authority Revenue
(All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39		8,000	9,342
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30		2,800	2,804
2 Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33		7,407	8,124
					402,794
Georgia (3.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/20		6,420	7,672
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22		2,000	2,315
Atlanta GA Airport Revenue	5.000%	1/1/23		4,000	4,531
Atlanta GA Airport Revenue	5.000%	1/1/29		1,000	1,101
Atlanta GA Airport Revenue	5.000%	1/1/30		3,000	3,182
2 Atlanta GA Airport Revenue	5.000%	1/1/37		5,000	5,282
2 Atlanta GA Airport Revenue	5.000%	1/1/42		8,000	8,439
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34		2,500	2,960
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39		15,000	17,588
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33		5,000	5,387
Clarke County GA Hospital Authority Revenue (Athens Regional Medical Center)	5.000%	1/1/32		2,000	2,217
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17	(14)	4,290	4,621
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/33		2,750	3,126
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36		2,000	2,241
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41		7,500	8,348
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue
(Canterbury Court Project)	6.125%	2/15/34		2,000	1,907
Georgia GO	5.000%	7/1/15		8,200	9,362
Georgia GO	5.000%	7/1/15		2,570	2,934
Georgia GO	5.000%	7/1/15		2,400	2,740
Georgia GO	5.000%	7/1/15		7,820	8,928
Georgia GO	5.500%	7/1/15		19,095	22,100
Georgia GO	5.000%	11/1/16		8,055	9,584
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26		4,320	4,459
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18	(14)	4,060	4,679
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18		5,000	5,640
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19		15,000	16,953
Marietta GA Development Authority Revenue	7.000%	6/15/30		4,000	4,148
Marietta GA Development Authority Revenue	7.000%	6/15/39		6,000	6,143
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) VRDO	0.250%	5/7/12	LOC	15,830	15,830
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		7,000	8,409
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26		7,000	7,907
Richmond County GA Development Authority Environmental Improvement Revenue	5.750%	11/1/27		3,000	3,125
					213,858
Hawaii (1.1%)
Hawaii Airports System Revenue	5.000%	7/1/22		5,000	5,725
Hawaii Airports System Revenue	5.000%	7/1/23		5,000	5,678
Hawaii Airports System Revenue	5.000%	7/1/24		5,000	5,609
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	8.000%	11/15/33		8,750	9,129
Hawaii GO	5.000%	12/1/29		17,000	19,969
Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,544
Hawaii Harbor System Revenue	5.625%	7/1/40		5,000	5,546
Hawaii Pacific Health Revenue	5.500%	7/1/40		7,000	7,352

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Hawaii Pacific Health Revenue	5.750%	7/1/40		2,250	2,418
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17	(14)	6,000	5,343
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18	(14)	2,000	1,715
					74,028
Idaho (0.3%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23		8,430	9,802
Idaho Housing & Finance Association RAN	5.000%	7/15/27		7,000	7,838
					17,640
Illinois (5.4%)
Chicago IL Board of Education GO	5.000%	12/1/31		5,000	5,421
Chicago IL GO	5.620%	1/1/16	(Prere.)	7,795	9,239
Chicago IL GO	5.650%	1/1/16	(Prere.)	7,445	8,832
Chicago IL GO	5.000%	12/1/23		6,970	7,891
Chicago IL GO	5.620%	1/1/26	(14)	2,755	3,096
Chicago IL GO	5.650%	1/1/27	(14)	2,630	2,923
Chicago IL GO	5.250%	1/1/35		6,000	6,545
1 Chicago IL GO TOB VRDO	0.350%	5/7/12		3,030	3,030
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		7,000	8,102
Chicago IL Midway Airport Revenue	5.500%	1/1/14	(4)	6,410	6,432
Chicago IL Midway Airport Revenue	5.500%	1/1/15	(4)	4,760	4,774
Chicago IL Midway Airport Revenue	5.500%	1/1/16	(4)	7,135	7,156
Chicago IL Midway Airport Revenue	5.500%	1/1/17	(4)	7,525	7,545
Chicago IL Midway Airport Revenue	5.500%	1/1/18	(4)	7,940	7,959
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30		3,655	4,077
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35		7,000	8,008
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39		3,000	3,436
Chicago IL Park District GO	5.000%	1/1/33		4,500	4,892
Chicago IL Public Building Commission GO	7.000%	1/1/20	(ETM)	10,000	13,310
Chicago IL Sales Tax Revenue	5.250%	1/1/38		7,300	8,124
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		5,400	6,015
Chicago IL Water Revenue	5.250%	11/1/38		15,000	16,324
Cook County IL GO	5.250%	11/15/28		6,000	6,721
Illinois Educational Facilities Authority Revenue (Northwestern University)	5.500%	8/15/14	(Prere.)	500	558
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14		2,875	2,908
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		2,000	2,200
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,690
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39		22,500	23,554
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.375%	8/15/40		4,500	4,725
Illinois Finance Authority Revenue (Navistar International Project)	6.500%	10/15/40		11,400	12,335
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/40		6,000	6,278
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/46		7,500	7,847
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33		6,000	6,416
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29		10,000	11,893
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		6,345	7,117
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		4,600	5,233
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	11/1/39		10,000	12,259
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44		14,000	15,539
Illinois Finance Authority Revenue (Tabor Hills Supportive Living)	5.250%	11/15/36		3,000	2,778
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30		1,500	1,735
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		1,500	1,731
3 Illinois Finance Authority Student Housing Revenue (Fullerton Village Project)	5.125%	6/1/35		4,000	3,440
Illinois GO	5.000%	3/1/22		5,000	5,547
Illinois Health Facilities Authority Revenue (Centegra Health System)	5.250%	9/1/18	(2)	2,500	2,504
Illinois Sales Tax Revenue	5.000%	6/15/17		7,000	8,308
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30	(2)	8,635	9,464
Illinois Toll Highway Authority Revenue	5.250%	1/1/30		5,000	5,538
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,000	6,500
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/42	(14)	10,000	10,145
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44	(4)	10,000	1,777
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50		7,210	7,695
1 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	0.750%	5/7/12	(ETM)	11,485	11,485
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23		5,000	5,714
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28		15,000	17,021
					381,786
Indiana (1.9%)
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.600%	6/1/12		10,450	10,450
Indiana Finance Authority Environmental Revenue (Duke Energy Indiana Inc. Project)	4.950%	10/1/40		5,000	5,325
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.270%	5/7/12	LOC	14,150	14,150

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39		17,535	18,058
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23	(ETM)	19,400	27,620
Indiana Municipal Power Agency Revenue	6.000%	1/1/39		13,275	15,208
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17		14,500	16,473
Indianapolis IN Local Public Improvement Bond Bank Revenue	6.750%	2/1/14		10,040	10,630
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/30	(4)	2,720	3,023
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36		5,000	5,866
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14		6,750	7,374
					134,177
Iowa (0.3%)
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34		25,000	22,299

Kansas (0.0%)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29		3,000	3,254

Kentucky (0.8%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/17	(14)	7,500	8,311
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.250%	8/15/46		8,000	8,569
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32		5,415	5,757
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31		5,000	5,771
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18	(Prere.)	9,400	11,753
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17		8,500	8,492
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35		6,500	7,057
					55,710
Louisiana (1.3%)
Lafayette LA Utilities Revenue	5.000%	11/1/33		5,000	5,509
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26	(12)	6,000	7,139
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38		5,620	6,128
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40		9,990	10,870
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44		8,095	8,884
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/38		17,650	17,923
New Orleans LA Aviation Board Revenue	6.000%	1/1/23	(12)	5,000	5,954
St. John Baptist Parish LA Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37		17,665	18,304
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39		13,495	13,549
					94,260
Maine (0.1%)
2 Maine Housing Authority Mortgage Revenue	4.500%	11/15/28		4,000	4,265

Maryland (0.9%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38		8,000	8,467
Harford County MD GO	5.000%	7/1/15		2,000	2,285
Maryland Department of Housing & Community Development Revenue	5.750%	3/1/41		6,110	6,541
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31		4,000	2,621
Maryland GO	5.000%	2/15/15	(Prere.)	6,000	6,762
Maryland GO	5.000%	11/1/15		6,000	6,926
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41		5,000	5,558
Maryland Health & Higher Educational Facilities Authority Revenue
(King Farm Presbyterian Retirement Community)	5.000%	1/1/17		2,655	2,608
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/41		3,500	3,747
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20		420	433
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35		2,000	2,040
Prince Georges County MD GO	5.000%	9/15/15		3,740	4,299
Prince Georges County MD GO	5.000%	9/15/16		10,000	11,852
					64,139
Massachusetts (2.5%)
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.600%	5/7/12		10,164	10,164
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.750%	5/7/12		13,050	13,050
Massachusetts College Building Authority Revenue	5.000%	5/1/36		10,000	11,221
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32		12,500	13,619
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40		9,000	9,449

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32		3,500	4,201
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41		1,500	1,720
Massachusetts GO	5.000%	8/1/14		11,865	13,093
Massachusetts GO	5.000%	9/1/15	(Prere.)	8,000	9,183
Massachusetts GO	5.000%	10/1/15		2,000	2,300
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/38		6,440	6,504
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.250%	5/1/12		2,200	2,200
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/36		5,100	6,076
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/19		7,005	8,433
Massachusetts Health & Educational Facilities Authority Revenue (Stonehill College) VRDO	0.290%	5/1/12	LOC	2,400	2,400
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30		5,000	5,698
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	(4)	6,000	6,753
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32		7,000	8,046
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/41		14,105	15,808
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14	(Prere.)	15,000	16,344
Massachusetts Water Resources Authority Revenue	5.250%	8/1/42		5,000	5,754
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		6,295	6,975
					178,991
Michigan (2.0%)
Detroit MI Sewer System Revenue	5.125%	7/1/33	(14)	6,030	6,126
Detroit MI Sewer System Revenue	7.500%	7/1/33	(4)	12,000	15,037
Detroit MI Water Supply System Revenue	7.000%	7/1/36	(4)	4,500	5,380
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37		10,000	10,325
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30		10,000	10,430
Michigan GO	5.250%	9/15/26	(4)	12,000	13,242
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46		39,500	40,848
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/34		4,065	4,669
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42		15,000	14,582
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48		4,775	3,742
Oakland University of Michigan Revenue VRDO	0.250%	5/7/12	LOC	975	975
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39		7,000	7,716
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30		10,000	10,187
					143,259
Minnesota (0.6%)
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45		8,000	8,222
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28		4,500	4,693
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37		9,250	9,520
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32		8,250	9,648
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40		1,000	1,067
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21		5,000	6,186
					39,336
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/31	(10)	11,365	11,495
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		5,500	5,803
					17,298
Missouri (0.8%)
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39		5,000	5,611
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45		5,000	5,601
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35		9,000	9,211
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33		6,500	7,021
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37		5,090	5,415
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38		2,820	3,043
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38		5,095	5,448
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28	(14)	2,000	2,057
Sugar Creek MO Industrial Development Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37		11,000	10,412
					53,819
Montana (0.1%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37		2,705	2,833
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.750%	1/1/40		3,000	3,186
					6,019
Nebraska (0.0%)
Nebraska Public Power District Revenue	5.000%	1/1/33		1,000	1,132
Nebraska Public Power District Revenue	5.000%	1/1/34		1,000	1,127
					2,259

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Nevada (0.4%)
Clark County NV School District GO	5.000%	6/15/25		10,000	11,130
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31		8,790	9,218
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23	(14)	2,550	2,904
Sparks NV Local Improvement District Revenue	6.500%	9/1/20		2,970	3,090
Sparks NV Local Improvement District Revenue	6.750%	9/1/27		3,785	3,841
					30,183
New Hampshire (0.1%)
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38		7,000	8,255

New Jersey (6.6%)
New Jersey COP	5.250%	6/15/27		5,000	5,568
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15		695	693
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25		710	700
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37		1,230	1,171
New Jersey Economic Development Authority Mortgage Revenue
(Presbyterian Home at Montgomery Project)	6.375%	11/1/31		10,000	9,335
New Jersey Economic Development Authority Natural Gas Facilities Revenue (Nui Corp.) VRDO	0.240%	5/1/12	LOC	5,000	5,000
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/26		2,000	1,976
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36		2,000	1,877
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14	(Prere.)	6,500	7,201
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14	(Prere.)	20,000	22,264
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14	(Prere.)	2,250	2,519
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	18,055	21,479
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31		4,000	4,375
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20		7,000	8,375
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20	(2)	6,400	7,795
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		4,495	5,353
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21		2,810	3,457
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(3)	4,500	5,499
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		5,100	5,995
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		10,000	11,865
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		7,000	8,547
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	6,300	7,855
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28		10,200	11,381
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	6.625%	9/15/12		14,595	14,822
New Jersey Economic Development Authority Special Facility Revenue
(Port Newark Container) VRDO	0.270%	5/7/12	LOC	7,500	7,500
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32		6,500	7,882
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15		4,465	5,125
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23		4,100	4,586
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22		2,400	2,563
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		6,700	7,459
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28		2,250	2,502
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13		470	491
New Jersey Transportation Corp. COP	5.750%	9/15/15		26,620	27,129
New Jersey Transportation Corp. COP	5.000%	9/15/19	(4)	7,000	7,517
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/16	(14)	10,000	11,896
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		7,000	8,571
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(3)	3,160	3,924
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	15,250	18,987
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	10,000	12,680
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	30,000	16,146
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		15,000	7,203
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		3,430	1,554
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28		20,000	22,887
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		16,940	19,595
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		4,275	1,628
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		15,000	4,425
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		5,000	5,587
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		14,500	3,509
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38	(12)	8,000	8,933
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39		11,000	2,491
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.310%	5/7/12	LOC	2,600	2,600
New Jersey Turnpike Authority Revenue	0.000%	1/1/35	(2)	21,495	19,514
Rutgers State University New Jersey Revenue VRDO	0.230%	5/1/12		2,000	2,000

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26		33,500	30,194
	Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34		5,000	3,884
	Vineland NJ (Electric Utility) GO VRDO	0.240%	5/7/12	LOC	8,200	8,200
						464,264
New Mexico (0.1%)
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38		5,020	5,373
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39		3,910	4,198
						9,571
New York (12.4%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43		5,000	5,560
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/14	(Prere.)	5,000	5,541
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/14	(Prere.)	3,745	4,150
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/14	(Prere.)	4,500	4,987
	Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47	(14)	14,500	14,373
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		13,000	14,671
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22		10,000	11,950
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/24		5,000	5,869
	Nassau County NY GO	4.000%	10/1/21		9,400	10,263
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.230%	5/7/12		2,000	2,000
	New York City NY GO	5.000%	8/1/20		4,330	5,324
	New York City NY GO	5.000%	8/1/20		3,905	4,802
	New York City NY GO	5.000%	1/1/25		5,750	6,507
	New York City NY GO	5.000%	11/1/26		15,000	16,386
	New York City NY GO	5.000%	8/1/30		15,000	17,259
	New York City NY GO	5.000%	8/1/31		6,000	6,843
	New York City NY GO	5.000%	8/1/32		10,000	11,380
	New York City NY GO VRDO	0.260%	5/1/12		1,500	1,500
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		6,000	6,630
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26	(12)	5,000	2,813
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/27	(12)	4,195	2,225
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/28	(12)	4,200	2,095
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36	(14)	8,075	8,277
3	New York City NY Industrial Development Agency Special Facility Revenue
	(American Airlines Inc.)	7.750%	8/1/31		31,000	31,620
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16		4,000	4,292
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16		4,500	4,872
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16		3,500	3,817
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16		3,250	3,573
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		5,000	5,909
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		7,500	8,258
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40		15,000	16,772
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43		7,795	8,517
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43		10,000	11,377
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		10,000	10,985
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.240%	5/1/12		2,700	2,700
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26	(14)	9,000	9,812
	New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33		5,000	5,561
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34		8,650	9,400
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		8,000	9,213
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		8,000	9,448
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		2,135	2,544
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		5,000	5,693
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		10,000	11,283
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		10,000	11,170
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38		5,500	6,134
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		2,000	2,209
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		5,000	5,332
	New York Liberty Development Corp. Revenue	6.375%	7/15/49		8,750	9,742
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		6,000	6,811
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(14)	6,650	8,100
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40		13,000	14,225
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	5/1/12	LOC	12,700	12,700
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	9,000	11,945
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34		3,250	3,593

136

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	(2)	5,000	6,126
2 New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31		6,000	6,676
2 New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/41		5,000	5,440
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41		18,500	20,273
2 New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/47		3,000	3,207
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13		10,000	10,644
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	5/1/12	LOC	9,995	9,995
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18		2,500	2,910
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/20		1,000	1,184
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/37		8,750	9,403
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/31		3,955	4,557
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		3,800	4,365
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	1.096%	5/1/18		22,885	21,616
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15		5,090	5,739
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22	(4)	5,500	6,107
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		13,400	15,074
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		7,000	7,791
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41		4,250	4,702
New York State Dormitory Authority Revenue (State University Educational Facilities)	7.500%	5/15/13		13,380	14,375
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/21		10,710	13,202
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40		5,000	5,566
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15		7,000	7,149
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	10/15/35		5,815	6,579
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41		7,000	7,762
New York State Housing Finance Agency Revenue (Nursing Home & Health Care Project)	5.100%	11/1/12	(14)	4,975	4,989
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.330%	5/7/12		10,000	10,000
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co. of Niagara LP Facility) PUT	5.550%	11/15/13		12,500	12,634
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12		16,000	16,200
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14		3,000	3,041
Port Authority of New York & New Jersey Revenue	5.000%	10/1/15		27,700	31,226
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24		5,985	6,865
Port Authority of New York & New Jersey Revenue	5.000%	7/15/25	(4)	8,690	9,398
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25		5,835	6,573
Port Authority of New York & New Jersey Revenue	5.000%	3/15/28		8,600	9,494
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32		9,900	10,779
Port Authority of New York & New Jersey Revenue	5.750%	3/15/35		25,000	28,769
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	5/7/12		7,000	7,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.300%	5/7/12		23,105	23,105
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.310%	5/7/12		5,555	5,555
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.310%	5/7/12		3,335	3,335
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31		4,000	4,367
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		13,000	14,409
Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Project)	6.000%	12/1/40		1,225	1,320
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44		4,500	3,973
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48		3,500	2,878
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/37		9,500	6,606
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/42		7,000	4,796
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		3,000	3,435
					870,201
North Carolina (1.3%)
Charlotte NC Airport Revenue	5.000%	7/1/36		3,275	3,460
Charlotte NC Airport Revenue	5.000%	7/1/41		3,000	3,151
Charlotte NC GO	5.250%	6/1/14		1,300	1,432
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47		2,750	2,865
Nash Health Care Systems North Carolina Health Care Facilities Revenue	5.000%	11/1/41		2,500	2,610
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/16		3,000	3,101
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/17		2,000	2,068
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26		5,000	5,571

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
North Carolina GO	5.000%	4/1/14		10,100	11,001
North Carolina GO	5.500%	3/1/15		2,355	2,690
North Carolina GO	5.000%	6/1/15		3,000	3,415
North Carolina GO	5.000%	5/1/21		8,000	10,214
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38		1,750	1,784
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38		4,380	4,587
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23		1,850	1,847
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.300%	5/7/12	LOC	10,095	10,095
2 North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36		2,000	2,134
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.240%	5/7/12	LOC	6,800	6,800
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27		2,750	2,840
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33		3,000	3,047
Wake County NC GO	5.000%	2/1/16		7,800	9,057
					93,769
Ohio (2.3%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27		10,000	11,255
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13		7,000	7,273
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38		14,300	15,161
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31		5,000	5,176
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24		22,040	17,956
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30		4,085	3,279
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34		18,195	14,136
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	0.000%	6/1/37		5,000	3,882
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47		5,000	3,888
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47		5,215	4,448
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		3,750	4,406
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,506
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.250%	5/7/12	LOC	7,325	7,325
Columbus OH GO	5.000%	12/15/15		3,210	3,650
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.625%	8/15/32		1,810	1,834
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.230%	5/7/12		865	865
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41		3,000	3,506
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/19		4,705	5,741
Ohio GO	4.500%	9/15/22	(14)	2,030	2,257
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46		12,000	12,357
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.240%	5/7/12		3,700	3,700
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.600%	5/7/12		900	900
Penta Career Center Ohio COP	5.250%	4/1/26		3,505	3,909
Penta Career Center Ohio COP	5.250%	4/1/27		3,490	3,879
Scioto County OH Marine Terminal Facilities Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13		14,750	14,796
					161,085
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15	(Prere.)	4,250	4,845
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15	(Prere.)	4,510	5,141
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.750%	9/1/36		2,820	2,986
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.800%	9/1/37		2,570	2,807
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.875%	9/1/37		3,520	3,799
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37		5,455	6,137
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/38		4,500	5,113
					30,828
Oregon (0.2%)
Oregon Health Sciences University Revenue	5.750%	7/1/39		6,750	7,673
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.270%	5/7/12		3,900	3,900
					11,573
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29		3,265	3,434
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/30		500	517
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/35		2,165	2,203

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.186%	2/1/37		10,150	8,245
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/41	(4)	2,000	2,200
Geisinger Health System Authority of Pennsylvania Revenue
(Penn State Geisinger Health System)	5.250%	6/1/39		1,750	1,911
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.125%	12/15/20		1,000	1,003
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.300%	12/15/26		500	497
Lehigh County PA General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) VRDO	0.290%	5/1/12	LOC	5,900	5,900
Lehigh County PA General Purpose Hospital Authority Revenue (Muhlenberg College) VRDO	0.310%	5/7/12	LOC	5,000	5,000
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35		2,670	2,946
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40		2,500	2,745
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35		5,000	5,215
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40		6,500	6,719
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.230%	5/7/12		2,200	2,200
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14	(2)	6,000	6,103
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15	(2)	3,500	3,545
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18	(2)	10,500	10,408
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.600%	7/2/12		5,000	5,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14		2,250	2,414
Pennsylvania GO	5.000%	9/1/14	(4)	10,000	11,075
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.240%	5/7/12	LOC	17,970	17,970
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41		2,275	2,319
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.420%	5/7/12		3,875	3,875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	(12)	9,550	10,750
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(12)	10,040	11,203
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	(12)	6,865	7,601
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		3,990	4,344
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36		4,000	4,785
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39		14,455	15,486
Philadelphia PA Airport Revenue	5.000%	6/15/17		10,495	11,784
Philadelphia PA Gas Works Revenue VRDO	0.300%	5/7/12	LOC	12,700	12,700
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.240%	5/1/12		1,300	1,300
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14	(4)	10,000	10,579
Philadelphia PA School District GO	6.000%	9/1/38		13,000	14,737
Philadelphia PA Water & Waste Water Revenue VRDO	0.250%	5/7/12	LOC	12,030	12,030
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.977%	12/1/17		29,370	27,537
					258,280
Puerto Rico (2.3%)
Puerto Rico Aqueduct & Sewer Authority Revenue	6.125%	7/1/24		25,000	29,416
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33		5,000	5,124
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38		5,150	5,296
2 Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42		10,000	9,984
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/39	(3)	2,610	2,655
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/24	(2)	12,245	13,749
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.000%	7/1/46		5,000	5,001
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18	(4)	17,570	19,863
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14	(Prere.)	365	402
Puerto Rico Public Buildings Authority Government Facilities Revenue PUT	5.000%	7/1/12	(2)	33,000	33,219
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38		47,495	10,164
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44		18,000	21,104
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54	(2)	62,390	4,979
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56		33,000	2,328
					163,284
South Carolina (1.5%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/25		5,000	5,565
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27		10,120	11,149

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value[s]
		Coupon	Date		($000)	($000)
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.250%	12/1/29		14,650	16,230
	Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.250%	5/7/12		2,000	2,000
	Lancaster County SC Assessment Revenue	5.450%	12/1/37		1,415	1,283
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/32		10,900	11,678
	Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19		11,770	13,742
	Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	11,598
	Richland County SC Environmental Improvement Revenue (International Paper)	6.100%	4/1/23		7,750	8,049
	South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
	(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21		1,500	1,512
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.500%	2/1/38	(12)	2,250	2,424
	South Carolina Public Service Authority Revenue	5.250%	1/1/34		6,000	6,714
	South Carolina Public Service Authority Revenue	5.500%	1/1/38		15,000	16,893
						108,837
South Dakota (0.1%)
2	South Dakota Health & Educational Facilities Authority Revenue (Avera Health)	5.000%	7/1/42		3,535	3,699
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.500%	11/1/40		5,000	5,475
						9,174
Tennessee (1.8%)
	Memphis TN Electric System Revenue	5.000%	12/1/13	(Prere.)	20,000	21,479
	Shelby County TN GO VRDO	0.240%	5/7/12		3,735	3,735
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/14		25,370	27,164
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15		20,495	22,300
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19		21,365	23,017
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19		5,680	6,366
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		5,000	5,240
	Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37		6,010	6,243
	Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37		7,885	8,047
						123,591
Texas (8.8%)
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32		4,090	1,321
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		3,000	911
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46		1,500	1,654
	Conroe TX Independent School District GO	5.000%	2/15/35		11,710	13,246
	Denton TX Independent School District GO VRDO	0.300%	5/7/12		3,750	3,750
	Harris County TX GO	0.000%	10/1/13	(14)	9,630	9,562
	Houston TX Airport System Revenue	5.000%	7/1/18	(14)	6,070	7,005
	Houston TX Airport System Revenue	5.000%	7/1/22		10,000	11,450
	Houston TX Airport System Revenue	5.000%	7/1/23		3,000	3,407
	Houston TX Airport System Revenue	5.000%	7/1/24		5,000	5,588
	Houston TX Airport System Revenue	5.000%	7/1/32		5,000	5,401
	Houston TX Airport System Revenue	5.500%	7/1/39		5,000	5,518
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal E Project)	6.750%	7/1/29		10,000	10,047
	Houston TX Utility System Revenue	5.500%	11/15/26	(12)	12,010	14,315
	Houston TX Utility System Revenue	5.500%	11/15/27	(12)	11,415	13,549
	Lake Travis TX Independent School District GO	5.000%	2/15/36		8,000	9,011
1	Lone Star College System Texas GO TOB VRDO	0.250%	5/7/12		15,460	15,460
	Love Field Airport Modernization Corp. Texas Special Facilities Revenue
	(Southwest Airlines Co. Project)	5.250%	11/1/40		5,500	5,685
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	15	19
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	10	13
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	205	262
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		8,935	9,874
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		5,000	5,467
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/35		7,440	8,091
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36		10,000	11,042
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/39		4,770	5,319
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		6,000	6,426
	Lubbock TX Independent School District GO	5.750%	2/15/42	(12)	4,500	5,049
	Matagorda County TX Navigation District No. 1 Collateralized Revenue
	(Centerpoint Energy Houston Electric LLC Project)	5.600%	3/1/27		7,500	7,802
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
	(Christian Care Centers Inc. Project)	5.500%	2/15/25		2,100	2,132
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
	(Christian Care Centers Inc. Project)	5.625%	2/15/35		3,195	3,211
	North Texas Higher Education Authority Student Loan Revenue VRDO	0.380%	5/7/12	LOC	27,240	27,240
	North Texas Tollway Authority System Revenue	6.250%	2/1/23		20,000	22,277
	North Texas Tollway Authority System Revenue	6.000%	1/1/28		9,040	10,397
	North Texas Tollway Authority System Revenue	5.000%	9/1/30		7,000	7,955
	North Texas Tollway Authority System Revenue	6.125%	1/1/31		12,000	13,206

140

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.625%	1/1/33		8,145	8,931
North Texas Tollway Authority System Revenue	5.750%	1/1/38		29,000	31,305
North Texas Tollway Authority System Revenue	6.250%	1/1/39		15,480	17,462
North Texas Tollway Authority System Revenue	5.500%	9/1/41		7,705	8,950
North Texas Tollway Authority System Revenue	6.000%	9/1/41		5,000	5,988
Round Rock TX Independent School District GO	5.000%	8/1/15		2,505	2,863
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18	(14)	6,840	7,569
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.250%	8/15/28		4,000	4,294
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	6.250%	11/15/14		730	730
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16		4,000	4,002
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44		10,000	10,602
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) TOB VRDO	0.350%	5/7/12		3,125	3,125
Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39		4,335	4,622
Texas GO	5.750%	8/1/31		1,745	1,752
1 Texas GO TOB VRDO	0.250%	5/1/12		8,000	8,000
1 Texas GO TOB VRDO	0.250%	5/1/12		16,100	16,100
4 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.720%	9/15/17		4,370	4,184
Texas Municipal Gas Acquisition & Supply Corp. Revenue	1.017%	9/15/17		30,445	29,632
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17		8,400	9,212
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19		10,000	10,910
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		15,000	16,276
Texas Municipal Power Agency Revenue	0.000%	9/1/16	(ETM)	280	269
Texas Municipal Power Agency Revenue	0.000%	9/1/17	(14)	58,660	53,594
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		3,705	4,424
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		20,000	24,167
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33		10,000	12,084
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		5,000	5,734
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20		10,000	10,497
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/37		3,500	3,907
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13		10,000	10,099
University of Texas Permanent University Fund Revenue	5.000%	7/1/15		3,800	4,328
					618,274
Utah (0.2%)
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/20		11,000	11,570
Utah GO	5.000%	7/1/15		5,000	5,713
					17,283
Vermont (0.1%)
2 Vermont Housing Finance Agency Revenue	4.125%	11/1/42		5,000	5,220

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19		9,145	9,175
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25		3,400	3,625
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29		6,000	6,268
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29		2,000	2,081
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39		2,000	2,036
					23,185
Virginia (1.7%)
1 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32	(ETM)	455	604
Charles City County VA Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15		2,500	2,505
1 Chesterfield VA Industrial Development Authority Revenue (Brandermill Woods Project)	6.500%	1/1/28		11,319	11,322
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27		1,875	1,923
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37		5,000	5,058
Fairfax County VA Public Improvement GO	5.000%	10/1/14		2,100	2,334
Fairfax County VA Public Improvement GO	5.000%	4/1/22		12,000	15,417
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.600%	11/15/12	(Prere.)	315	324
Lynchburg VA Industrial Development Authority Healthcare Facilities Revenue (Centra Health Inc.)	5.200%	1/1/18		515	516
Norfolk VA Water Revenue	5.000%	11/1/21		1,500	1,899
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/33		4,500	4,811
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37		11,070	11,375
Tobacco Settlement Financing Corp Virginia Revenue	5.000%	6/1/47		4,995	3,411

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value[s]
	Coupon	Date		($000)	($000)
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	10,000	11,530
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46		9,500	6,735
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33		5,000	5,693
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32		8,000	8,215
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37		15,000	16,295
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42		8,000	8,230
					118,197
Washington (2.4%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25		2,500	2,952
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26		4,000	4,671
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/12	(14)	19,650	19,644
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19		8,855	10,937
King County WA GO	5.000%	7/1/22		9,140	11,457
1 King County WA GO TOB VRDO	0.250%	5/1/12		1,400	1,400
King County WA Sewer Revenue	5.000%	1/1/52		7,000	7,574
Port Bellingham WA Industrial Development Corp. Environmental Facilities Revenue
(BP West Coast Products LLC Project)	5.000%	1/1/16		5,095	5,751
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/16		2,000	2,272
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20		2,000	2,403
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21		5,000	5,931
Port of Seattle WA Revenue	5.000%	8/1/22		2,500	2,921
Port of Seattle WA Revenue	5.000%	8/1/23		2,810	3,234
Port of Seattle WA Revenue	5.000%	8/1/24		2,425	2,757
Port of Seattle WA Revenue	5.000%	9/1/25		3,000	3,394
Port of Seattle WA Revenue	5.000%	6/1/30		9,000	10,037
University of Washington Revenue	5.000%	4/1/33		8,880	10,112
University of Washington Revenue	5.000%	4/1/34		3,275	3,713
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30		7,000	8,070
Washington GO	5.000%	8/1/14		3,390	3,739
Washington GO	5.000%	7/1/15	(2)	2,425	2,762
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	5/7/12		5,000	5,000
Washington Health Care Facilities Authority Revenue
(Fred Hutchinson Cancer Research Center) VRDO	0.270%	5/1/12	LOC	2,400	2,400
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/38	(4)	7,395	7,959
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43	(12)	10,000	10,712
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) VRDO	0.300%	5/7/12	LOC	6,500	6,500
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34		5,000	5,432
Washington State University General Revenue	5.000%	10/1/37		6,605	7,355
					171,089
West Virginia (0.3%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37		10,205	10,567
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,691
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		6,000	6,444
					19,702
Wisconsin (1.7%)
Madison WI Metropolitan School District Revenue TOB VRDO	0.250%	5/1/12		13,700	13,700
Public Finance Authority of Wisconsin Continuing Care Retirement Community Revenue
(Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46		12,000	13,119
Wisconsin GO	6.000%	5/1/27		17,000	21,048
Wisconsin GO	6.250%	5/1/37		20,200	24,811
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40		5,675	5,995
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39		10,810	11,683
Wisconsin Health & Educational Facilities Authority Revenue
(Beaver Dam Community Hospitals Inc. Project)	6.750%	8/15/34		3,500	3,567
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37		5,000	5,439
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.250%	5/7/12	LOC	7,000	7,000
2 Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32		2,500	2,683
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.270%	5/7/12	LOC	8,300	8,300
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.230%	5/7/12		1,625	1,625
					118,970
Total Tax-Exempt Municipal Bonds (Cost $6,506,984)					6,951,079

High-Yield Tax-Exempt Fund

			Market
			Value[s]
	Coupon	Shares	($000)
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
5 Vanguard Municipal Cash Management Fund (Cost $82,952)	0.227%	82,951,622	82,952
Total Investments (99.8%) (Cost $6,589,936)			7,034,031
Other Assets and Liabilities (0.2%)
Other Assets			131,419
Liabilities			(118,888)
			12,531
Net Assets (100%)			7,046,562

At April 30, 2012, net assets consisted of:
			Amount
			($000)
Paid-in Capital			6,790,538
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(188,071)
Unrealized Appreciation (Depreciation)			444,095
Net Assets			7,046,562

Investor Shares—Net Assets
Applicable to 141,917,066 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,562,418
Net Asset Value Per Share—Investor Shares			$11.01

Admiral Shares—Net Assets
Applicable to 498,134,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			5,484,144
Net Asset Value Per Share—Admiral Shares			$11.01

s See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $198,245,000, representing 2.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.
3 Non-income producing. Security failed to make last scheduled interest payment.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062012

Semiannual Report | April 30, 2012

Vanguard Municipal Bond Funds

Vanguard Tax-Exempt Money Market Fund
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

> For the six months ended April 30, 2012, Vanguard Tax-Exempt Money Market Fund returned 0.02%, reflecting the Federal Reserve’s policy of low interest rates.

> Total returns for Vanguard’s municipal bond funds ranged from 0.74% for Investor Shares of the Short-Term Tax-Exempt Fund to 6.70% for Admiral Shares of the High-Yield Tax-Exempt Fund.

> Although tax revenues continued to grow, the fiscal situation remained strained for many state and local governments.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	5
Tax-Exempt Money Market Fund	7
Short-Term Tax-Exempt Fund	32
Limited-Term Tax-Exempt Fund	38
Intermediate-Term Tax-Exempt Fund	44
Long-Term Tax-Exempt Fund	50
High-Yield Tax-Exempt Fund	56
About Your Fund’s Expenses	62
Trustees Approve Advisory Arrangements	64
Glossary	65

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Returns	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	0.02%	0.02%	0.00%	0.11%	0.17%
Short-Term
Investor Shares	VWSTX	0.74	0.55	0.19	0.40	0.62
AdmiralTM Shares[3]	VWSUX	0.78	0.59	0.19	0.48	0.74
Limited-Term
Investor Shares	VMLTX	1.91	1.01	0.90	0.71	1.09
Admiral Shares[3]	VMLUX	1.95	1.05	0.90	0.79	1.22
Intermediate-Term
Investor Shares	VWITX	5.04	1.69	3.35	1.92	2.95
Admiral Shares[3]	VWIUX	5.08	1.73	3.35	2.00	3.08
Long-Term
Investor Shares	VWLTX	5.97	2.02	3.95	2.50	3.85
Admiral Shares[3]	VWLUX	6.01	2.06	3.95	2.58	3.97
High-Yield
Investor Shares	VWAHX	6.66	2.10	4.56	2.96	4.55
Admiral Shares[3]	VWALX	6.70	2.14	4.56	3.04	4.68

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
Vanguard Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.000	$0.000
Short-Term
Investor Shares	15.90	15.93	0.087	0.000
Admiral Shares	15.90	15.93	0.094	0.000
Limited-Term
Investor Shares	11.07	11.17	0.111	0.000
Admiral Shares	11.07	11.17	0.115	0.000
Intermediate-Term
Investor Shares	13.75	14.21	0.229	0.000
Admiral Shares	13.75	14.21	0.235	0.000
Long-Term
Investor Shares	11.13	11.57	0.220	0.000
Admiral Shares	11.13	11.57	0.224	0.000
High-Yield
Investor Shares	10.53	11.01	0.216	0.000
Admiral Shares	10.53	11.01	0.220	0.000

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

The municipal bond market performed well during the six months ended April 30, 2012, posting returns more than double those of the taxable bond market. While the overall situation for state and local governments remained challenging, the market was underpinned by investors apparently willing to take on greater interest rate risk and credit risk for more potential yield.

In this environment, returns were strong for Investor Shares of Vanguard Intermediate-Term Tax-Exempt Fund (5.04%), Long-Term Tax-Exempt Fund (5.97%), and High-Yield Tax-Exempt Fund (6.66%).

The performances of funds holding securities with shorter maturities were more subdued given the Federal Reserve’s efforts to keep short-term interest rates low. Investor Shares returned 1.91% for Vanguard Limited-Term Tax-Exempt Fund and 0.74% for the Short-Term Tax-Exempt Fund, while the Tax-Exempt Money Market Fund returned 0.02%.

Demand for municipal bonds, which raises bond prices, put the 30-day SEC yields for Vanguard funds lower at the end of the period than where they had started. (Bond yields and prices move in opposite directions.) For example, the 30-day SEC yield dropped from 0.51% to 0.40% for Investor Shares of the Short-Term Fund and from 3.78% to 3.04% for Admiral Shares of the High-Yield Fund.

Please note that in March, we changed the benchmark indexes for the five Vanguard tax-exempt bond funds in this report. The new benchmarks more accurately represent the funds’ actual bond exposure, particularly the maturities of the bonds the funds hold. There are no changes to the funds’ objectives, investment strategies, or policies.

Taxable bonds and stocks track investors’ shifting moods
The taxable bond market produced a solid, if unremarkable, return of 2.44% for the six-month period. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly.

Market Barometer
			Total Returns
		Periods Ended April 30, 2012
Six Months		One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index
(Broad tax-exempt market)	5.50	11.36	5.60
Citigroup 3-Month Treasury Bill Index	0.01	0.04	1.03

Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	–4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	–12.90	–2.75

CPI
Consumer Price Index	1.62%	2.30%	2.17%
1 Annualized.

2

U.S. stocks delivered strong returns for the six months. Signs of economic acceleration in the United States, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the period. In fact, the broad U.S. stock market turned in its best first-quarter gain since 1998.

By the end of the fiscal half-year, however, apprehension about the same sources of the earlier good news began to weigh on stock prices. Rapid changes in investor sentiment have been a prominent feature of the financial markets since the 2008–2009 crisis, a reflection of broader economic uncertainties.

International stocks generated a modestly positive return. European companies were the weakest performers, trailing the returns of emerging markets and the developed markets of the Pacific region.

Falling interest rates and a reevaluation of risk
The six-month period under review saw the continuation of some longer-term trends regarding interest rates and the creditworthiness of municipal bond issuers.

The recession spurred the Federal Reserve to make dramatic cuts in its target short-term interest rates. They have been at a range of 0%–0.25% for more than three years—that is why money market fund yields are paper thin, if not zero—and the central bank announced in January that short-term rates were likely to stay very low at least until late in 2014. In the past year, the Fed launched a program aimed at lowering longer-term rates as well.

The severity of the recession also left the finances of state and local governments in disarray. The sharp drop in tax revenues that ensued has left these groups scrambling to make similar-sized cuts to their expenditures, ratcheting up uncertainty in some quarters about their creditworthiness. While the situation remained strained during the six months under review, it’s worth noting some bright spots: Overall state tax revenues rose to levels higher than their previous peak; default rates remained low; debt servicing typically continued to represent a very small percentage of expenditures for issuers; and although state and local governments issued more bonds, many were earmarked for refinancing existing debt at lower rates.

During the six-month period, the funds’ advisor, Vanguard Fixed Income Group, favored revenue bonds for essential services such as water and sewer treatment, which benefit from a revenue stream dedicated to repaying the debt (as opposed to general obligation bonds, which depend on general tax revenues and are therefore more affected by economic cycles). The advisor also favored certain sectors, primarily health care, which offered yields that, in the advisor’s judgment, represented an attractive level of compensation for the risk.

In this environment, the 0.02% return of the Tax-Exempt Money Market Fund, which invests in securities well less than one year in maturity, was ahead of the 0% average return for its peer group.

In their search for higher yields, many investors turned to longer-maturity bond funds, which helped yields sink lower as demand (and prices) rose. The Short-Term Tax-Exempt Fund (0.74%), which has an average effective portfolio maturity of about one year, was in line with its peer group (0.75%) and slightly ahead of its benchmark (0.64%). The Limited-Term Tax-Exempt Fund (1.91%), which has an average effective maturity of 2.7 years, also was in line with its benchmark (2.09%) when the fund’s expense ratio is taken into account (benchmarks don’t have expenses) and ahead of its peer average (1.71%). Indeed, see the table on page 4 to see how our funds’ much lower expense ratios compared with their peer groups’.

The Intermediate-Term Tax-Exempt Fund (5.04%), with an average effective portfolio maturity of 5.5 years, finished a few steps ahead of its benchmark (4.43%) and its peers (4.74%). Helping its return was its

Higher rates, higher risk
As the yields of shorter-term bond funds have tumbled to historic lows, investors have sought higher yields in long-term bond funds. This strategy may make sense, but it’s not without risk. The key to managing this risk is to know what to expect.

When bond yields rise, the price of a long-term bond fund will drop more than the price of a short-term bond fund. When yields fall, on the other hand, a long-term bond fund will rise more sharply than a short-term fund. A bond fund’s average duration is a gauge of this “interest rate risk.” (You can find a fund’s duration in the “Fund profile” of its annual and semiannual report and on vanguard.com.) A duration of 1 year means that for every 1 percentage point change in yield, a bond fund’s price will change by about 1%.

At the end of April, Vanguard Short-Term Tax-Exempt Fund had a duration of 1.1 years. The Long-Term Tax-Exempt Fund had a duration of 6.4 years. If interest rates rise, the higher-yielding, long-term fund will experience a sharper, short-term setback.

3

longer duration relative to its benchmark index, as well as exposure to bonds in the health care sector.

The Long-Term (5.97%) and High-Yield (6.66%) Funds outperformed their shared benchmark, which returned 5.50%. The Long-Term Fund benefited from skillful security selection and its longer-dated holdings, while investors’ comfort with lower-quality issues helped the High-Yield Fund’s relative performance.

The returns of the two funds lagged the average returns of their peers, however. The Long-Term Fund, with an average effective portfolio maturity of 6.6 years, had a heavier dose of intermediate-term bonds in its portfolio than its peer group did. The High-Yield Fund had bonds in its portfolio that tended to be far less risky than those held by its peers. This puts both funds at a competitive disadvantage when investors, as they were during the period, are willing to take on extra risk in the hopes of achieving higher yields. In more defensive investment climates, this orientation tends to give the funds a boost compared with their peers.

Market challenges play to some of our funds’ strengths
Strained state and local government finances have put the spotlight on credit quality. With more than 55,000 issuers in this fragmented market, the job of assessing the willingness and ability of issuers to service their debt obligations is a challenging undertaking. Our seasoned fixed income credit analysts are part of a deep team that has spent the past 30 years developing the analytical expertise to make sense of this complex market; they apply that expertise in analyzing bonds being considered for inclusion in the funds as well as in reviewing those already held in the portfolios.

And while low costs are always important, they have a greater relative impact on performance at times when returns are low. Vanguard’s dedicated group of traders plays an instrumental role in keeping transaction costs low. Together, keeping expense ratios low and paying attention to transaction costs help you to keep more of the fund’s returns, both when yields are generous and when, as now, they hover near generational lows.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2012

Total Returns
Six Months Ended April 30, 2012
	Vanguard	Peer Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	0.02%	0.00%
Short-Term	0.74	0.75
Limited-Term	1.91	1.71
Intermediate-Term	5.04	4.74
Long-Term	5.97	6.54
High-Yield	6.66	8.43

Expense Ratios[2]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
Tax-Exempt Fund	Shares	Shares	Average[1]
Money Market	0.17%	—	0.33%
Short-Term	0.20	0.12%	0.68
Limited-Term	0.20	0.12	0.73
Intermediate-Term	0.20	0.12	0.86
Long-Term	0.20	0.12	0.98
High-Yield	0.20	0.12	1.06

1 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund, General Municipal Funds; and for the High-Yield Tax-Exempt Fund, High-Yield Municipal Funds. Peer-group values are derived from data provided by Lipper Inc. and capture data through year-end 2011.
2 The fund expense ratios shown are from the prospectus dated February 24, 2012 , and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the funds’ annualized expense ratios were: for the Tax-Exempt Money Market Fund. 0.15%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The expense ratio for the Tax-Exempt Money Market reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

4

Advisor’s Report

For the six months ended April 30, 2012, the Vanguard Municipal Bond Funds posted returns that ranged from 0.74% for the Investor Shares of the Short-Term Tax-Exempt Fund to 6.70% for the Admiral Shares of the High-Yield Tax-Exempt Fund. Among the bond funds, all except the Limited-Term Tax-Exempt Fund outperformed their benchmark indexes; compared with the average returns of peer-group funds, results were mixed. Because of Federal Reserve policy aimed at stimulating the economy by lowering short-term interest rates, the Tax-Exempt Money Market Fund returned 0.02%, marginally higher than the 0% average return of peer-group funds.

The investment environment
The six-month period was one of generally declining yields. As the reporting period drew to a close, the Federal Reserve reiterated its view that it expected short-term interest rates to remain at low levels through late 2014. At the other end of the yield spectrum, the Fed continued a bond buying program aimed at lowering longer-term yields. (Bond prices rise as yields fall.)

Yields declined during the first half of the reporting period, then climbed higher, only to fall again as the period drew to a close amid concerns that the U.S. economy might be weakening and that Europe’s fiscal situation again might be unraveling. The effect of economy-wide yield moves was reinforced by seasonal trends in the municipal bond market. A relatively light supply of new bonds earlier in the period pushed up prices in response to demand. As issues came to market in February and March, the supply-demand dynamic was reversed. Throughout the period, new issues met solid demand from two sources: individual investors, who buy individual bonds or participate through mutual funds, and banks, which have come to see municipals as a higher-yielding alternative to their lending activities.

Interest in municipal bonds was robust, as it had been following a plunge in prices late in 2010 and early in 2011, even as state and local governments have continued their struggle to balance their budgets in the long aftermath of the Great Recession. (The aftereffects of more typical recessions tend not to be as prolonged.) Overblown fears of widespread defaults seem behind us, despite the economic weakness of a handful of issuers.

Of course, this in no way means that the state and local governments are out of the woods; more likely they’re entering a new phase of their fiscal retrenchment. State budget-cutting programs probably still have a way to go, and, at the local level, municipalities are feeling the effect of cutbacks in state funding, especially in education. In addition, local governments are feeling the impact on their property tax revenues of the plunge in home values, a process that typically occurs with a lag as home values are reassessed. One measure of the strain: State and local payrolls were cut by more than 160,000 jobs for the 12 months ended April 30.

States and municipalities are addressing their fiscal issues at their own pace based on local economic conditions and political situations. The economy is recovering slowly, and state tax revenues are on the rise, surpassing their prerecession peak. The new austerity that state and local governments are facing can be seen in their bond issuance: Current surveys put the expected volume of new bonds at perhaps $330 billion in calendar 2012. Of that, only about $160 billion is expected to be earmarked for new spending as projects are closely considered in light of budgetary restraints. The remaining $170 billion will represent refinancing, at today’s lower interest rates, of outstanding higher-interest bonds. The resulting savings in interest rate costs to the states and municipalities is expected to be significant.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2011	2012
2 years	0.44%	0.31%
5 years	1.26	0.82
10 years	2.39	1.87
30 years	3.75	3.25

Source: Vanguard.

5

In addition, almost $200 billion of outstanding bonds are scheduled to be redeemed. Taken together, the refinancing and redemptions will result in a diminished supply of new bonds. Coupled with expected demand, this could temporarily boost municipal bond prices and performances.

Management of the funds

The Federal Reserve’s operations at both ends of the interest rate spectrum have had a major influence in lowering yields. In this lower-rate environment, many muni investors (including those whose higher-rate bonds have been called, or redeemed early, by the borrower) have sought higher-yielding opportunities, and this trend has affected our funds. Some investors have moved from money market and short-term bond funds to longer-maturity funds, or they’ve taken on extra credit risk by turning to high-yield bond funds.

Indeed, tax-exempt investors’ willingness to take extra risk can be seen in the demand-driven decline in yield “spreads” in various sectors of the municipal bond market, such as the health care industry. In this instance, the “spread” refers to the amount of extra yield available from bonds of slightly lower quality over that available from the most creditworthy bonds. This yield premium has narrowed, indicating that the prices of the riskier bonds are rising. It’s a phenomenon we would expect later in an economic recovery, when typically the pace of expansion would be stronger, balance sheets would be healthier, and confidence would be higher.

Vanguard Tax-Exempt Money Market Fund’s near-zero yield is, of course, a direct consequence of the Federal Reserve’s short-term rate policy. Close behind are the Short-Term and Limited-Term Tax-Exempt Funds, with yields of less than 1%.

The Intermediate-Term Tax-Exempt Fund benefited from both the compression in spreads noted above and a focus on longer-maturity bonds, which have a longer duration, a measure of interest rate sensitivity. The longer the duration, the greater a bond’s price will rise when yields fall. The Long-Term Tax-Exempt and High-Yield Tax-Exempt Funds also benefited from an emphasis on longer-duration bonds.

Other decisions, such as security selection, had a favorable impact on fund returns. We have been favoring essential service bonds and have been highly selective in our choices of local government general-obligation bonds. Our focus on bonds in the health care industry was a major driver of returns for the funds generally; toll-road bonds in the long-term and high-yield funds also performed well. In addition, we continued to take advantage of another consequence of Fed policy, the wide difference between shorter- and longer-term yields, which can produce price gains as bonds move closer to their maturity. Tactical adjustments to our duration position in response to the ebbs and flows of bond issuance also helped returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Mathew M. Kiselak, Principal,
Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

May 21, 2012

6

Tax-Exempt Money Market Fund

Fund Profile
As of April 30, 2012

Financial Attributes
Yield[1]	0.11%
Average Weighted Maturity	26 days
Expense Ratio[2]	0.17%

Largest Area Concentrations
Texas	10.7%
Georgia	5.2
New York	5.0
California	4.6
Tennessee	4.1
Wisconsin	4.0
Illinois	3.9
Michigan	3.6
Florida	3.3
Massachusetts	3.2
Top Ten	47.6%

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about credit ratings, see the Glossary entry for Credit Quality.

1 7-day SEC yield. See the Glossary.
2 The expense ratio shown is from the prospectus dated February 24, 2012, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

7

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2001–April 30, 2012

Fiscal	Total	Peer Group
Year	Return	Average[1]
2002	1.5%	0.9%
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.6
2007	3.6	3.0
2008	2.6	2.0
2009	0.6	0.3
2010	0.1	0.0
2011	0.1	0.0
2012[2]	0.0	0.0
7-day SEC yield (4/30/2012): 0.11%

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.04%	1.12%	0.00%	1.53%	1.53%

1 Average returns for Tax-Exempt Money Market Funds are derived from data provided by Lipper Inc.
2 Six months ended April 30, 2012.
See Financial Highlights for dividend information.

8

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (0.6%)
1 Alabama Housing Finance Authority Single Family Mortgage Revenue TOB VRDO	0.350%	5/7/12 LOC	8,060	8,060
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	2,000	2,000
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	2,750	2,750
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.250%	5/7/12	16,325	16,325
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.300%	5/7/12	165	165
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.310%	5/7/12	5,100	5,100
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.250%	5/7/12	5,775	5,775
1 Auburn University Alabama General Fee Revenue TOB VRDO	0.250%	5/7/12	14,400	14,400
Birmingham AL Public Educational Building Student Housing Revenue
(University of Alabama at Birmingham Project) VRDO	0.260%	5/7/12 LOC	4,300	4,300
Homewood AL Educational Building Authority Revenue (Samford University) VRDO	0.250%	5/7/12 LOC	24,655	24,655
2 Huntsville AL GO	2.000%	11/1/12	1,550	1,563
1 Shelby County AL Board of Education Revenue TOB VRDO	0.250%	5/7/12 LOC	10,270	10,270
				95,363
Alaska (0.0%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.230%	5/7/12 LOC	4,930	4,930

Arizona (2.5%)
Apache County AZ Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power Co. Project) VRDO	0.240%	5/7/12 LOC	10,000	10,000
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.250%	5/7/12	9,750	9,750
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.220%	5/7/12 LOC	71,740	71,740
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.220%	5/7/12 LOC	60,240	60,240
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.220%	5/7/12 LOC	30,915	30,915
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.250%	5/7/12 LOC	9,900	9,900
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) VRDO	0.260%	5/7/12 LOC	20,600	20,600
1 Arizona School Facilities Board Revenue TOB VRDO	0.310%	5/7/12	6,675	6,675
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.250%	5/7/12	7,860	7,860
1 BlackRock MuniYield Arizona Fund, Inc. VRDP VRDO	0.390%	5/7/12 LOC	7,800	7,800
Coconino County AZ Pollution Control Corp. Revenue
(Tuscan Electric Power Navajo Project) VRDO	0.290%	5/7/12 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.250%	5/7/12	28,120	28,120
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.260%	5/7/12 LOC	10,000	10,000
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.250%	5/7/12	11,805	11,805
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.400%	5/7/12	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.240%	5/7/12 LOC	30,555	30,555
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.240%	5/7/12 LOC	20,455	20,455
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.500%	7/1/12 (Prere.)	3,000	3,026
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.250%	5/7/12	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.250%	5/7/12	4,995	4,995
1 Phoenix AZ GO TOB VRDO	0.240%	5/7/12	17,085	17,085
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.250%	5/7/12	1,750	1,750
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.250%	5/7/12	4,560	4,560
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.250%	5/7/12	6,500	6,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.250%	5/7/12	16,000	16,000
Tempe AZ Transit Excise Tax Revenue VRDO	0.250%	5/7/12	13,655	13,655
				431,526
Arkansas (0.2%)
Pulaski County AR Health Facilities Board Revenue (St. Vincent Infirmary -
Catholic Health Initiatives) VRDO	0.250%	5/7/12	27,300	27,300

9

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California (4.6%)
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Computer History Museum) VRDO	0.230%	5/7/12 LOC	7,000	7,000
California Department of Water Resources Power Supply Revenue	5.000%	5/1/12 (Prere.)	1,000	1,010
California Department of Water Resources Power Supply Revenue	5.125%	5/1/12 (Prere.)	4,600	4,646
California Department of Water Resources Power Supply Revenue	5.125%	5/1/12 (Prere.)	7,500	7,575
California Department of Water Resources Power Supply Revenue	5.250%	5/1/12 (Prere.)	1,300	1,313
California Department of Water Resources Power Supply Revenue	5.250%	5/1/12 (Prere.)	2,500	2,525
California Department of Water Resources Power Supply Revenue	5.375%	5/1/12 (Prere.)	3,100	3,131
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	18,400	18,584
1 California Educational Facilities Authority Revenue (Stanford University) TOB PUT	0.270%	11/8/12	19,935	19,935
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.250%	5/7/12	5,050	5,050
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	0.240%	5/7/12 LOC	6,000	6,000
California Infrastructure & Economic Development Bank Revenue
(American National Red Cross) VRDO	0.220%	5/7/12 LOC	5,600	5,600
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.250%	5/1/12 (ETM)	4,000	4,000
California RAN	2.000%	5/24/12	200,000	200,204
California School Cash Reserve Program Authority Pool TRAN	2.000%	6/1/12	13,800	13,818
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.240%	5/7/12	79,245	79,245
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.400%	5/7/12	17,545	17,545
East Bay CA Municipal Utility District Water System Revenue (Extendable) CP	0.230%	7/17/12	18,600	18,600
Kern County CA TRAN	3.000%	6/29/12	75,000	75,328
Livermore CA COP VRDO	0.230%	5/7/12 LOC	11,285	11,285
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.240%	5/7/12 LOC	6,210	6,210
Los Angeles CA Harbor Department Revenue CP	0.180%	5/14/12	30,000	30,000
Los Angeles CA Wastewater System Revenue VRDO	0.300%	5/7/12 LOC	19,900	19,900
Los Angeles County CA TRAN	2.500%	6/29/12	52,500	52,678
3 Metropolitan Water District of Southern California Revenue PUT	0.250%	7/9/12	15,000	15,000
1 Metropolitan Water District of Southern California Revenue TOB VRDO	0.350%	5/7/12	4,985	4,985
1 Nuveen California Select Quality Municipal Fund VRDP VRDO	0.370%	5/7/12 LOC	26,000	26,000
1 Orange County CA Sanitation District COP TOB VRDO	0.250%	5/7/12	15,000	15,000
San Bernardino County CA TRAN	2.000%	6/29/12	25,000	25,069
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.230%	5/7/12	1,710	1,710
San Diego County CA Water Authority Revenue CP	0.180%	5/3/12	20,000	20,000
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.280%	5/7/12	2,600	2,600
San Francisco CA City & County Unified School District TRAN	2.000%	6/29/12	10,000	10,028
1 San Mateo County CA Community College District GO TOB VRDO	0.400%	5/7/12	9,500	9,500
Sonoma-Marin Area Rail Transportation District California Sales & Use Tax Revenue PUT	1.000%	1/10/13	15,000	15,023
1 University of California Revenue TOB VRDO	0.250%	5/7/12	14,000	14,000
1 University of California Revenue TOB VRDO	0.310%	5/7/12	5,000	5,000
Whittier CA Health Facility Revenue (Presbyterian Intercommunity Hospital) VRDO	0.230%	5/7/12 LOC	9,600	9,600
				784,697
Colorado (3.0%)
1 Board of Governors of the Colorado State University System Revenue TOB VRDO	0.230%	5/7/12 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.380%	5/7/12 LOC	10,400	10,400
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.240%	5/1/12 LOC	7,815	7,815
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.240%	5/1/12 LOC	8,980	8,980
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.220%	5/7/12	10,000	10,000
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.250%	5/7/12	10,560	10,560
Colorado Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.220%	5/7/12 LOC	9,600	9,600
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.400%	5/7/12	9,415	9,415
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.240%	5/7/12	21,250	21,250
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.210%	5/7/12 LOC	5,830	5,830
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.270%	5/7/12 LOC	2,400	2,400
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.250%	5/7/12	6,770	6,770
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.250%	5/7/12	7,000	7,000
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.230%	5/7/12	31,595	31,595
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.230%	5/7/12	59,510	59,510
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.230%	5/7/12	20,000	20,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/12	29,000	29,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/12 LOC	10,700	10,700
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/12 LOC	22,730	22,730
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/12 LOC	4,640	4,640

10

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/12 LOC	16,895	16,895
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.230%	5/7/12	25,025	25,025
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.250%	5/7/12	12,500	12,500
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.250%	5/7/12	10,135	10,135
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.260%	5/7/12	23,000	23,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.270%	5/7/12	11,800	11,800
1 Colorado Regional Transportation District Sales Tax Revenue (FasTracks Project) TOB VRDO	0.250%	5/7/12	20,610	20,610
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.230%	5/7/12	11,360	11,360
Colorado Springs CO Utility System Revenue VRDO	0.250%	5/7/12	12,800	12,800
1 Denver CO City & County Airport Revenue TOB VRDO	0.280%	5/7/12 LOC	25,000	25,000
Denver CO Urban Renewal Authority Tax Increment Revenue (Stapleton) VRDO	0.260%	5/7/12 LOC	14,045	14,045
1 El Paso CO COP TOB VRDO	0.240%	5/7/12 LOC	11,090	11,090
University of Colorado Hospital Authority Revenue VRDO	0.270%	5/7/12 LOC	7,715	7,715
				512,165
Connecticut (0.2%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.250%	5/1/12	2,900	2,900
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.240%	5/7/12	7,300	7,300
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	0.330%	11/15/12	8,220	8,220
Hartford CT BAN	2.000%	4/11/13	20,000	20,307
				38,727
Delaware (0.1%)
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Project) VRDO	0.240%	5/7/12 LOC	4,740	4,740
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.300%	5/7/12	5,140	5,140
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.500%	5/7/12	2,905	2,905
				12,785
District of Columbia (1.7%)
1 District of Columbia COP TOB VRDO	0.230%	5/7/12 LOC	17,350	17,350
District of Columbia GO TOB VRDO	0.250%	5/1/12	16,000	16,000
1 District of Columbia GO TOB VRDO	0.240%	5/7/12 LOC	22,780	22,780
District of Columbia GO VRDO	0.240%	5/7/12 LOC	13,600	13,600
1 District of Columbia Income Tax Revenue TOB VRDO	0.250%	5/7/12	9,995	9,995
1 District of Columbia Income Tax Revenue TOB VRDO	0.400%	5/7/12	7,990	7,990
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.260%	5/7/12	12,000	12,000
District of Columbia Revenue (The Pew Charitable Trust) VRDO	0.240%	5/7/12 LOC	31,000	31,000
District of Columbia Revenue (Washington Drama Society) VRDO	0.260%	5/7/12 LOC	12,000	12,000
District of Columbia Revenue (Wesley Theological Seminary) VRDO	0.260%	5/7/12 LOC	4,800	4,800
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.260%	5/7/12 LOC	21,200	21,200
District of Columbia TRAN	2.000%	9/28/12	100,000	100,704
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB PUT	0.300%	10/11/12 LOC	12,840	12,840
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.270%	5/7/12	11,865	11,865
				294,124
Florida (3.3%)
1 Broward County FL GO TOB VRDO	0.230%	5/7/12	8,165	8,165
1 Broward County FL School Board COP TOB VRDO	0.230%	5/7/12 LOC	34,515	34,515
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.250%	5/7/12	5,660	5,660
1 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.250%	5/7/12 LOC	7,095	7,095
Florida Board of Education Capital Outlay GO	3.000%	6/1/12	23,485	23,536
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.230%	5/7/12	12,800	12,800
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.240%	5/7/12	10,240	10,240
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12	8,800	8,800
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12	6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12	9,000	9,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12	3,995	3,995
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12	12,000	12,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/7/12	5,680	5,680
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.310%	5/7/12	5,970	5,970
1 Florida Department of Management Services COP TOB VRDO	0.250%	5/7/12	6,955	6,955
1 Florida Department Transportation Revenue TOB VRDO	0.250%	5/7/12	8,225	8,225
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.300%	5/7/12	7,240	7,240
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.300%	5/7/12	4,895	4,895
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.300%	5/7/12	5,705	5,705
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.300%	5/7/12	2,475	2,475
Florida Keys Aqueduct Authority Water Revenue VRDO	0.220%	5/7/12 LOC	11,350	11,350
1 Florida Ports Financing Commission Revenue TOB VRDO	0.600%	5/7/12	3,930	3,930
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.220%	5/7/12 LOC	12,200	12,200
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.220%	5/7/12 LOC	5,000	5,000
Jacksonville FL Electric Authority Electric System Revenue CP	0.240%	5/24/12	18,750	18,750
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.220%	5/7/12 LOC	17,310	17,310

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project) VRDO	0.240%	5/7/12 LOC	5,090	5,090
Jacksonville FL Transportation Revenue VRDO	0.240%	5/7/12 LOC	11,900	11,900
1 Jacksonville FL US Government Guaranteed Notes TOB VRDO	0.250%	5/7/12	3,900	3,900
1 Lee Memorial Health System Florida Hospital Revenue TOB VRDO	0.240%	5/7/12 LOC	14,395	14,395
Lee Memorial Health System Florida Hospital Revenue VRDO	0.250%	5/7/12 LOC	5,160	5,160
Liberty County FL Industrial Development Revenue (Georgia-Pacific Corp. Project) VRDO	0.250%	5/7/12 LOC	6,000	6,000
1 Miami-Dade County FL School Board COP TOB VRDO	0.240%	5/7/12 LOC	16,045	16,045
1 Miami-Dade County FL School Board COP TOB VRDO	0.260%	5/7/12 (13)	36,630	36,630
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.250%	5/1/12 LOC	21,280	21,280
North Broward FL Hospital District Revenue VRDO	0.210%	5/7/12 LOC	27,500	27,500
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System) VRDO	0.240%	5/7/12 LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.240%	5/7/12	25,555	25,555
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.240%	5/7/12	4,050	4,050
1 Orange County FL Housing Finance Authority Homeowner Revenue
(Multi-County Program) TOB VRDO	0.300%	5/7/12	2,010	2,010
1 Orange County FL School Board COP TOB VRDO	0.240%	5/7/12 LOC	35,005	35,005
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.230%	5/7/12	8,455	8,455
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.390%	5/7/12 LOC	11,670	11,670
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.260%	5/7/12 LOC	5,700	5,700
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	8,190	8,296
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.250%	5/7/12	5,535	5,535
Polk County FL Industrial Development Authority Health Care Facilities Revenue
(Winter Haven Hospital Project) VRDO	0.240%	5/7/12 LOC	9,300	9,300
1 South Florida Water Management District COP TOB VRDO	0.270%	5/7/12	9,800	9,800
1 South Florida Water Management District COP TOB VRDO	0.310%	5/7/12	17,970	17,970
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.270%	5/7/12	4,505	4,505
				558,137
Georgia (5.2%)
Atlanta GA Airport Revenue CP	0.250%	5/8/12 LOC	18,043	18,043
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.250%	5/7/12 LOC	10,000	10,000
1 Augusta GA Water & Sewer Revenue TOB VRDO	0.350%	5/7/12 (4)	7,645	7,645
Cobb County GA Water & Sewer Revenue	5.000%	7/1/12	1,535	1,547
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/12	1,000	1,024
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.240%	5/7/12 LOC	26,385	26,385
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.250%	5/7/12 LOC	13,610	13,610
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.250%	5/7/12 LOC	31,125	31,125
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.250%	5/7/12 LOC	49,000	49,000
Fulton County GA Development Authority Revenue (Lovett School Project) VRDO	0.250%	5/7/12 LOC	25,100	25,100
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.250%	5/7/12	22,835	22,835
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) VRDO	0.250%	5/7/12 LOC	69,415	69,415
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.250%	5/7/12 LOC	22,000	22,000
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.250%	5/7/12 LOC	37,000	37,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.250%	5/7/12 LOC	8,600	8,600
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.250%	5/7/12 LOC	3,400	3,400
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.250%	5/7/12 LOC	13,000	13,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.250%	5/7/12 LOC	32,000	32,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.250%	5/7/12 LOC	20,595	20,595
1 Gainesville GA Redevelopment Authority Revenue (Brenau University Inc. Project) VRDO	0.240%	5/7/12 LOC	10,300	10,300
Georgia GO	5.000%	5/1/12 (Prere.)	3,500	3,500
Georgia GO	5.000%	7/1/12	2,265	2,283
Georgia GO	5.000%	8/1/12	2,125	2,150
Georgia GO	5.000%	10/1/12	9,000	9,179
1 Georgia GO TOB VRDO	0.240%	5/7/12	9,810	9,810
1 Georgia GO TOB VRDO	0.310%	5/7/12	11,000	11,000
Georgia Ports Authority Revenue (Garden City Terminal Project) VRDO	0.250%	5/7/12 LOC	3,770	3,770
Georgia Road & Tollway Authority Revenue	4.000%	3/1/13	1,000	1,031
Gwinnett County GA Development Authority Revenue (Nilhan Hospitality LLC) VRDO	0.220%	5/7/12 LOC	7,000	7,000
Gwinnett County GA Hospital Authority (Gwinnett Hospital System Inc. Project ) RAN VRDO	0.250%	5/7/12 LOC	45,610	45,610
1 Gwinnett County GA School District GO TOB VRDO	0.230%	5/7/12	12,225	12,225
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.250%	5/7/12 LOC	42,155	42,155
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.250%	5/7/12 LOC	15,075	15,075
Main Street Natural Gas Inc. Georgia Gas Project Revenue VRDO	0.250%	5/7/12	89,900	89,900
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue CP	0.170%	5/11/12	33,000	33,000
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue CP	0.160%	5/17/12	15,000	15,000
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue CP	0.160%	5/18/12	51,000	51,000
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue CP	0.170%	5/24/12	14,000	14,000
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue VRDO	0.240%	5/7/12 LOC	42,000	42,000
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.230%	5/7/12 LOC	9,700	9,700
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.230%	5/7/12	15,225	15,225

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.250%	5/7/12	5,795	5,795
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.250%	5/7/12	5,630	5,630
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.250%	5/7/12	9,745	9,745
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.250%	5/7/12	3,700	3,700
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.250%	5/7/12 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.250%	5/7/12 LOC	3,700	3,700
				888,357
Hawaii (0.5%)
1 Hawaii Harbor System Revenue TOB VRDO	0.250%	5/7/12 LOC	14,620	14,620
1 Hawaii Housing Finance & Development Revenue TOB VRDO	0.250%	5/7/12 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply Water System Revenue TOB VRDO	0.240%	5/7/12 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.400%	5/7/12	7,715	7,715
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.240%	5/7/12 LOC	16,260	16,260
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.250%	5/7/12	2,000	2,000
1 University of Hawaii Revenue TOB VRDO	0.240%	5/7/12 LOC	12,815	12,815
1 University of Hawaii Revenue TOB VRDO	0.260%	5/7/12 (13)	19,800	19,800
				92,720
Idaho (1.6%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.240%	5/7/12 LOC	5,985	5,985
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.240%	5/7/12 LOC	8,670	8,670
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.240%	5/7/12 LOC	12,910	12,910
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	11,000	11,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	7,570	7,570
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	7,850	7,850
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	10,330	10,330
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	12,270	12,270
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	12,905	12,905
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	13,465	13,465
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	5,500	5,500
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	9,445	9,445
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	9,420	9,420
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	12,390	12,390
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	11,735	11,735
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	5,400	5,400
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	7,265	7,265
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	9,205	9,205
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	4,600	4,600
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	6,625	6,625
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	8,910	8,910
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	4,460	4,460
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	7,100	7,100
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.320%	5/7/12	11,580	11,580
Idaho TAN	2.000%	6/29/12	50,000	50,140
				266,730
Illinois (3.9%)
Bartlett IL Special Service Area No. 1 (Bluff City LLC) GO VRDO	0.260%	5/7/12 LOC	11,080	11,080
Channahon IL Revenue (Morris Hospital) VRDO	0.250%	5/7/12 LOC	4,060	4,060
Channahon IL Revenue (Morris Hospital) VRDO	0.250%	5/7/12 LOC	5,105	5,105
Chicago IL Board of Education GO VRDO	0.230%	5/7/12 LOC	17,400	17,400
Chicago IL Board of Education GO VRDO	0.240%	5/7/12 LOC	5,900	5,900
Chicago IL Board of Education GO VRDO	0.250%	5/7/12 LOC	20,700	20,700
1 Chicago IL GO TOB VRDO	0.280%	5/7/12	6,000	6,000
1 Chicago IL GO TOB VRDO	0.350%	5/7/12	12,150	12,150
1 Chicago IL GO TOB VRDO	0.400%	5/7/12	5,500	5,500
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.240%	5/7/12 LOC	29,530	29,530
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.250%	5/7/12	10,150	10,150
1 Chicago IL Water Revenue TOB VRDO	0.350%	5/7/12	17,870	17,870
Chicago IL Water Revenue VRDO	0.260%	5/7/12 LOC	19,575	19,575
Chicago IL Water Revenue VRDO	0.260%	5/7/12 LOC	5,285	5,285
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.240%	5/7/12 LOC	2,500	2,500
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.210%	5/7/12 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	0.440%	5/3/12	15,000	15,000
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.310%	5/7/12	9,185	9,185
Illinois Finance Authority Industrial Development Revenue
(Gusto Packing Co. Inc. Project) Revenue VRDO	0.600%	5/7/12 LOC	5,640	5,640
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.220%	5/7/12	29,605	29,605
3 Illinois Finance Authority Revenue (Advocate Health Care) PUT	0.370%	11/26/12	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.250%	5/7/12	26,810	26,810
Illinois Finance Authority Revenue (Bradley University) VRDO	0.240%	5/7/12 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.250%	5/7/12	8,750	8,750

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.260%	5/7/12 LOC	12,000	12,000
1 Illinois Finance Authority Revenue (Chicago University) TOB VRDO	0.400%	5/7/12	13,330	13,330
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.250%	5/7/12 LOC	4,925	4,925
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.180%	5/4/12	25,485	25,485
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.170%	5/15/12	17,970	17,970
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.150%	6/1/12	29,985	29,985
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.170%	7/9/12	10,000	10,000
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.150%	7/10/12	15,710	15,710
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.230%	5/7/12 LOC	4,165	4,165
Illinois Finance Authority Revenue (Methodist Medical Center) VRDO	0.240%	5/7/12 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.250%	5/7/12	4,375	4,375
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.250%	5/7/12 LOC	5,350	5,350
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.250%	5/7/12	6,000	6,000
Illinois Finance Authority Revenue (Northwestern University) PUT	1.200%	3/1/13	1,350	1,359
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.250%	5/7/12	8,165	8,165
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.240%	5/7/12 LOC	5,000	5,000
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.240%	5/7/12 LOC	12,870	12,870
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.280%	5/7/12	10,200	10,200
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	0.250%	5/1/12 LOC	2,715	2,715
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.230%	5/7/12	20,500	20,500
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.250%	5/7/12	3,000	3,000
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.230%	5/7/12	4,669	4,669
Illinois Finance Authority Revenue (YMCA Metropolitan Chicago Project) VRDO	0.250%	5/7/12 LOC	4,200	4,200
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	0.250%	4/19/13	8,000	8,000
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.200%	5/7/12 LOC	8,600	8,600
Illinois Regional Transportation Authority Revenue	5.375%	6/1/12 (Prere.)	7,730	7,841
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.250%	5/7/12 (13)	11,285	11,285
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.250%	5/7/12	6,040	6,040
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.250%	5/7/12	14,430	14,430
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.250%	5/7/12	5,330	5,330
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.220%	5/7/12 LOC	20,000	20,000
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.250%	5/7/12	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.250%	5/7/12	9,205	9,205
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.400%	5/7/12	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.270%	5/7/12 (13)	11,330	11,330
1 Southern Illinois University Revenue TOB VRDO	0.240%	5/7/12 LOC	11,390	11,390
				667,864
Indiana (1.7%)
Indiana Bond Bank Revenue Interim Advance Funding Program TAN	1.250%	1/3/13	19,150	19,266
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.250%	5/7/12 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.200%	5/7/12 LOC	17,400	17,400
Indiana Finance Authority Revenue (Columbus Regional Hospital) VRDO	0.260%	5/7/12 LOC	6,700	6,700
Indiana Finance Authority Revenue (DePauw University Project) VRDO	0.240%	5/7/12 LOC	36,890	36,890
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.250%	5/1/12	31,340	31,340
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.250%	5/7/12	4,615	4,615
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.210%	5/7/12	12,000	12,000
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.260%	5/7/12	5,850	5,850
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.270%	5/7/12	3,300	3,300
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.250%	5/7/12	19,275	19,275
1 Indiana Health Facility Financing Authority Hospital Revenue
(Community Hospital Project) TOB VRDO	0.230%	5/7/12 LOC	6,420	6,420
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.240%	5/7/12	13,000	13,000
1 Indiana Housing & Community Development Authority
Single Family Mortgage Revenue TOB VRDO	0.260%	5/7/12	47,080	47,080
1 Indiana Housing & Community Development Authority
Single Family Mortgage Revenue TOB VRDO	0.300%	5/7/12	1,520	1,520
1 Indiana Housing & Community Development Authority
Single Family Mortgage Revenue TOB VRDO	0.380%	5/7/12	3,385	3,385
1 Indianapolis IN Local Public Improvement Bond Bank Revenue
(PILOT Infrastructure Project) TOB VRDO	0.270%	5/7/12	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond Bank Revenue
(PILOT Infrastructure Project) TOB VRDO	0.270%	5/7/12	3,500	3,500
Lawrenceburg IN Pollution Control Revenue VRDO	0.230%	5/7/12 LOC	5,500	5,500
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.240%	5/7/12 LOC	30,445	30,445
				289,261
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.300%	5/7/12	2,800	2,800
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.300%	5/7/12	8,830	8,830

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.300%	5/7/12	9,965	9,965
Polk County IA GO	5.000%	6/1/12 (Prere.)	4,070	4,086
				25,681
Kansas (0.5%)
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.230%	5/7/12	6,155	6,155
1 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.400%	5/7/12	8,285	8,285
Sedgwick County KS Airport Facility Revenue (FlightSafety International Inc. Project) VRDO	0.290%	5/7/12	34,000	34,000
Wichita KS BAN	0.250%	2/7/13	37,995	37,996
				86,436
Kentucky (0.9%)
Boyle County KY Hospital Revenue (Ephraim McDowell Health Project) VRDO	0.240%	5/7/12 LOC	11,700	11,700
Jeffersontown KY Lease Program Revenue (Kentucky League of Cities Funding Trust) VRDO	0.240%	5/7/12 LOC	2,400	2,400
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.260%	5/1/12 LOC	4,000	4,000
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.230%	5/7/12 LOC	12,000	12,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.250%	5/7/12 LOC	5,000	5,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.250%	5/7/12 LOC	35,000	35,000
3 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	0.350%	11/26/12	10,000	10,000
3 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	0.350%	11/26/12	10,000	10,000
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.300%	5/7/12	7,040	7,040
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.310%	5/7/12	2,515	2,515
Kentucky Housing Corp. Housing Revenue VRDO	0.270%	5/7/12 LOC	5,770	5,770
Kentucky Housing Corp. Housing Revenue VRDO	0.270%	5/7/12	4,750	4,750
1 Kentucky Turnpike Authority Economic Development Road Revenue
(Revitalization Project) TOB VRDO	0.230%	5/7/12	10,345	10,345
1 Lexington-Fayette Urban County Airport Board Kentucky General Airport Revenue TOB VRDO	0.250%	5/7/12	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.250%	5/7/12	6,125	6,125
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.240%	5/7/12 LOC	7,100	7,100
Warren County KY Revenue
(Western Kentucky University Student Life Foundation Inc. Project) VRDO	0.250%	5/7/12 LOC	3,650	3,650
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.240%	5/7/12 LOC	3,625	3,625
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.240%	5/7/12 LOC	3,900	3,900
				149,580
Louisiana (0.9%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.250%	5/7/12 LOC	17,000	17,000
East Baton Rouge Parish LA Industrial Development Board Solid Waste Disposal Revenue
(Georgia-Pacific Corp. Project) VRDO	0.250%	5/7/12 LOC	3,550	3,550
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.250%	5/7/12 LOC	34,000	34,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.250%	5/7/12 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.250%	5/7/12 LOC	20,355	20,355
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.270%	5/7/12 LOC	17,500	17,500
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.270%	5/7/12 LOC	12,500	12,500
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.270%	5/7/12 LOC	10,000	10,000
				144,905
Maine (0.5%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.250%	5/7/12 LOC	32,500	32,500
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.250%	5/7/12 LOC	4,600	4,600
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.300%	5/7/12	3,720	3,720
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.310%	5/7/12	5,510	5,510
Maine Housing Authority Mortgage Revenue VRDO	0.290%	5/7/12	20,000	20,000
Maine Housing Authority Mortgage Revenue VRDO	0.290%	5/7/12	9,000	9,000
Maine Municipal Bond Bank Revenue	5.200%	11/1/12 (Prere.)	1,000	1,024
Old Town ME Solid Waste Disposal Revenue (George-Pacific Corp. Project) VRDO	0.250%	5/7/12 LOC	4,260	4,260
				80,614
Maryland (2.3%)
Baltimore County MD BAN	2.500%	12/17/12	47,000	47,666
Baltimore County MD BAN	2.500%	12/17/12	110,000	111,557
1 Baltimore County MD GO TOB VRDO	0.250%	5/7/12	7,115	7,115
Frederick County MD GO	3.000%	12/1/12	2,335	2,371
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.300%	5/7/12	5,095	5,095
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.310%	5/7/12	7,520	7,520
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.310%	5/7/12	4,235	4,235
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.310%	5/7/12	4,430	4,430
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.310%	5/7/12	6,325	6,325
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.310%	5/7/12	8,250	8,250
Maryland GO	5.000%	8/1/12	5,250	5,313

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.250%	8/15/12	12,200	12,377
1 Maryland GO TOB VRDO	0.310%	5/7/12	10,125	10,125
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Hospital) VRDO	0.240%	5/7/12 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) CP	0.160%	7/10/12	42,555	42,555
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) TOB VRDO	0.230%	5/7/12	7,645	7,645
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) VRDO	0.220%	5/7/12	12,500	12,500
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) VRDO	0.240%	5/7/12 LOC	4,600	4,600
Maryland Health & Higher Educational Facilities Authority Revenue
(Suburban Hospital) VRDO	0.240%	5/7/12 LOC	9,560	9,560
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.240%	5/7/12 LOC	5,000	5,000
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.230%	5/7/12	15,410	15,410
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.250%	5/7/12	8,800	8,800
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.260%	5/7/12	13,860	13,860
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.350%	5/7/12	9,000	9,000
Maryland Transportation Authority Passenger Facility Charge Revenue (BWI Airport) VRDO	0.260%	5/7/12 LOC	12,350	12,350
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.240%	5/7/12 LOC	5,065	5,065
1 Washington Suburban Sanitation District Maryland GO TOB VRDO	0.250%	5/7/12	9,155	9,155
				395,979
Massachusetts (3.2%)
Boston MA Convention Center Revenue	5.000%	5/1/12 (Prere.)	4,975	4,975
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.230%	5/7/12	5,400	5,400
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.240%	5/7/12 LOC	11,510	11,510
Massachusetts Development Finance Agency Revenue (Fay School) VRDO	0.230%	5/7/12 LOC	10,600	10,600
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.240%	5/7/12 LOC	8,690	8,690
Massachusetts GO	2.000%	5/31/12	120,000	120,181
Massachusetts GO	5.250%	11/1/12 (Prere.)	15,000	15,376
1 Massachusetts GO TOB VRDO	0.230%	5/7/12	13,545	13,545
1 Massachusetts GO TOB VRDO	0.230%	5/7/12 LOC	40,000	40,000
1 Massachusetts GO TOB VRDO	0.250%	5/7/12	6,665	6,665
1 Massachusetts GO TOB VRDO	0.250%	5/7/12	3,750	3,750
1 Massachusetts GO TOB VRDO	0.250%	5/7/12	23,935	23,935
1 Massachusetts GO TOB VRDO	0.250%	5/7/12	19,000	19,000
1 Massachusetts GO TOB VRDO	0.250%	5/7/12	1,850	1,850
1 Massachusetts GO TOB VRDO	0.250%	5/7/12	23,485	23,485
1 Massachusetts GO TOB VRDO	0.310%	5/7/12	42,825	42,825
1 Massachusetts GO TOB VRDO	0.310%	5/7/12	9,475	9,475
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital) VRDO	0.260%	5/1/12 LOC	3,000	3,000
Massachusetts Health & Educational Facilities Authority Revenue
(New England Medical Center Hospital)	5.375%	5/15/12 (Prere.)	3,000	3,006
1 Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) TOB VRDO	0.250%	5/7/12	10,000	10,000
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.220%	5/7/12 LOC	25,200	25,200
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.300%	5/7/12	10,635	10,635
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.310%	5/7/12	5,515	5,515
1 Massachusetts Housing Finance Agency Single Family Housing Revenue TOB VRDO	0.250%	5/7/12	8,540	8,540
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.250%	5/7/12	5,000	5,000
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.250%	5/7/12	3,070	3,070
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.310%	5/7/12	7,280	7,280
1 Massachusetts Water Pollution Abatement Trust Revenue TOB VRDO	0.250%	5/7/12	2,040	2,040
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.250%	5/7/12	5,000	5,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.250%	5/7/12	15,590	15,590
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.250%	5/7/12	7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.250%	5/7/12	8,205	8,205
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.350%	5/7/12	6,650	6,650
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.400%	5/7/12	7,500	7,500
Massachusetts Water Resources Authority Revenue VRDO	0.200%	5/7/12	28,000	28,000
Massachusetts Water Resources Authority Revenue VRDO	0.240%	5/7/12	785	785
3 University of Massachusetts Building Authority Revenue PUT	0.340%	11/26/12	13,800	13,800
				537,378
Michigan (3.6%)
1 BlackRock MuniYield Michigan Quality Fund II, Inc. VRDP VRDO	0.390%	5/7/12 LOC	15,400	15,400
1 BlackRock MuniYield Michigan Quality Fund, Inc. VRDP VRDO	0.390%	5/7/12 LOC	21,000	21,000
Eastern Michigan University Revenue VRDO	0.270%	5/1/12 LOC	20,000	20,000
Michigan Building Authority Revenue VRDO	0.250%	5/7/12 LOC	35,000	35,000

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority State Aid RAN	2.000%	8/20/12	50,000	50,212
Michigan Finance Authority State Aid RAN	2.000%	8/20/12 LOC	57,560	57,856
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.300%	5/7/12 LOC	59,245	59,245
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.300%	5/7/12 LOC	66,995	66,995
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.300%	5/7/12 LOC	67,945	67,945
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.300%	5/7/12 LOC	36,545	36,545
Michigan Hospital Finance Authority Revenue (Holland Community Hospital) VRDO	0.260%	5/7/12 LOC	6,700	6,700
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.230%	5/7/12	10,000	10,000
Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.250%	5/7/12	10,765	10,765
Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.250%	5/7/12	7,225	7,225
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.240%	5/7/12 LOC	23,220	23,220
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	18,900	18,900
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.375%	10/1/12 (Prere.)	5,875	6,001
1 Michigan State University Board of Trustees General Revenue TOB VRDO	0.250%	5/7/12	9,855	9,855
Michigan State University Revenue CP	0.160%	5/14/12	18,250	18,250
Michigan State University Revenue CP	0.170%	7/6/12	13,225	13,225
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.250%	5/7/12 LOC	16,215	16,215
Regents of the University of Michigan CP	0.150%	7/10/12	16,800	16,800
University of Michigan Hospital Medical Service Plan Revenue VRDO	0.220%	5/7/12	1,050	1,050
University of Michigan University Revenue VRDO	0.200%	5/7/12	6,300	6,300
1 Wayne State University Michigan Revenue TOB VRDO	0.270%	5/7/12	5,295	5,295
1 Wayne State University Michigan Revenue TOB VRDO	0.350%	5/7/12	5,000	5,000
				604,999
Minnesota (1.8%)
1 Hennepin County MN Sales Tax Revenue TOB VRDO	0.250%	5/7/12	23,640	23,640
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.250%	5/7/12 LOC	20,000	20,000
Minnesota GO	2.000%	10/1/12	27,350	27,550
Minnesota GO	3.000%	10/1/12	16,000	16,183
Minnesota GO	5.250%	11/1/12 (Prere.)	1,005	1,030
1 Minnesota GO TOB VRDO	0.250%	5/7/12	3,510	3,510
1 Minnesota GO TOB VRDO	0.250%	5/7/12	9,415	9,415
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.270%	5/7/12	19,000	19,000
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.270%	5/7/12	11,135	11,135
Minnesota School District TRAN	2.000%	9/9/12	38,000	38,234
Minnesota School District TRAN	2.000%	9/11/12	12,000	12,076
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.180%	8/9/12	50,000	50,000
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.180%	8/14/12	50,000	50,000
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.220%	9/13/12	8,300	8,300
University of Minnesota Revenue CP	0.170%	7/6/12	22,315	22,315
				312,388
Mississippi (0.3%)
Mississippi Business Finance Corp. Revenue (Hattiesburg Project) VRDO	0.260%	5/7/12 LOC	7,800	7,800
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.250%	5/7/12 LOC	16,245	16,245
1 Mississippi Development Bank Special Obligation Revenue
(Capital City Convention Center Project) TOB VRDO	0.240%	5/7/12 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.230%	5/7/12	8,000	8,000
Perry County MS Pollution Control Revenue (Leaf River Forest Product Project) VRDO	0.230%	5/7/12 LOC	10,430	10,430
				47,475
Missouri (1.1%)
1 Columbia MO Special Obligation Electrical Improvement Revenue TOB VRDO	0.240%	5/7/12 LOC	16,540	16,540
Missouri Development Finance Board
(Missouri Association of Municipal Utilities Lease Financing Program) CP	0.150%	5/8/12 LOC	28,652	28,652
Missouri Development Finance Board
(Missouri Association of Municipal Utilities Lease Financing Program) CP	0.150%	5/8/12 LOC	8,000	8,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.240%	5/7/12 LOC	6,490	6,490
Missouri Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) VRDO	0.240%	5/7/12	8,000	8,000
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.250%	5/1/12	7,300	7,300
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.230%	5/7/12	13,930	13,930
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.250%	5/7/12	5,570	5,570
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.230%	5/7/12	25,320	25,320
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.310%	5/7/12	18,295	18,295
St. Charles County MO Public Water Supply District No.2 Revenue VRDO	0.250%	5/7/12 LOC	16,000	16,000
St. Louis County MO Special Obligation TAN	0.750%	8/1/12	22,080	22,088
St. Louis MO General Fund TRAN	2.000%	6/29/12	10,000	10,026
				186,211

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montana (0.1%)
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.220%	3/1/13	8,945	8,945
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.220%	3/1/13	14,675	14,675
				23,620
Multiple States (6.8%)
1 BlackRock Muni Intermediate Duration Fund, Inc. VRDP VRDO	0.360%	5/7/12 LOC	65,600	65,600
1 BlackRock MuniEnhanced Fund, Inc. VRDP VRDO	0.390%	5/7/12 LOC	30,000	30,000
1 BlackRock MuniHoldings Investment Quality Fund VRDP VRDO	0.450%	5/7/12 LOC	90,000	90,000
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.450%	5/7/12 LOC	53,400	53,400
1 BlackRock MuniYield Quality Fund III, Inc. VRDP VRDO	0.390%	5/7/12 LOC	48,500	48,500
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.300%	5/7/12 LOC	37,948	37,948
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.300%	5/7/12 LOC	18,935	18,935
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.300%	5/7/12 LOC	287,500	287,500
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.390%	5/7/12 LOC	185,000	185,000
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.360%	5/7/12 LOC	34,100	34,100
1 Nuveen Premier Insured Municipal Income Fund, Inc. VRDP VRDO	0.390%	5/7/12 LOC	24,000	24,000
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.360%	5/7/12 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc VRDP VRDO	0.360%	5/7/12 LOC	100,000	100,000
				1,144,983
Nebraska (1.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.250%	5/7/12	89,135	89,135
1 Nebraska Investment Finance Authority Multifamily Housing Revenue
(Riverbend Apartments Project) VRDO	0.260%	5/7/12 LOC	6,000	6,000
1 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.300%	5/7/12	1,220	1,220
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.230%	5/7/12	44,135	44,135
1 Nebraska Public Power District Revenue TOB VRDO	0.260%	5/7/12 (13)	15,995	15,995
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.230%	5/7/12	10,115	10,115
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.250%	5/7/12	7,000	7,000
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.250%	5/7/12	6,975	6,975
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.240%	5/7/12 LOC	18,175	18,175
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.260%	5/7/12 (13)	34,610	34,610
				233,360
Nevada (1.8%)
Clark County NV Airport System Revenue VRDO	0.260%	5/7/12 LOC	15,000	15,000
Clark County NV Economic Development Revenue
(Opportunity Village Foundation Project) VRDO	0.240%	5/7/12 LOC	9,100	9,100
1 Clark County NV GO TOB VRDO	0.230%	5/7/12 LOC	44,550	44,550
1 Clark County NV GO TOB VRDO	0.310%	5/7/12	9,770	9,770
1 Clark County NV GO TOB VRDO	0.400%	5/7/12	7,615	7,615
1 Clark County NV School District GO TOB VRDO	0.230%	5/7/12	18,715	18,715
1 Clark County NV Water Reclamation District GO TOB VRDO	0.250%	5/7/12	6,085	6,085
1 Clark County NV Water Reclamation District GO TOB VRDO	0.250%	5/7/12	14,800	14,800
1 Clark County NV Water Reclamation District GO TOB VRDO	0.250%	5/7/12	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.400%	5/7/12	10,850	10,850
Las Vegas Valley Water District Nevada GO	5.250%	12/1/12 (Prere.)	4,800	4,939
Las Vegas Valley Water District Nevada GO CP	0.170%	5/2/12	29,945	29,945
Las Vegas Valley Water District Nevada GO CP	0.150%	5/10/12	14,675	14,675
Las Vegas Valley Water District Nevada GO CP	0.180%	8/6/12	10,500	10,500
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.250%	5/7/12	4,685	4,685
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.250%	5/7/12	48,455	48,455
1 Nevada GO TOB VRDO	0.350%	5/7/12	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.240%	5/7/12 LOC	13,010	13,010
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.400%	5/7/12 LOC	7,440	7,440
Reno NV Hospital Revenue (Renown Regional Medical Center Project) VRDO	0.250%	5/7/12 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.240%	5/7/12 LOC	9,990	9,990
				302,419
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities Authority Revenue
(Dartmouth College) TOB VRDO	0.400%	5/7/12	10,000	10,000
1 New Hampshire Health & Education Facilities Authority Revenue
(Dartmouth College) TOB VRDO	0.400%	5/7/12	8,000	8,000
1 New Hampshire Health & Education Facilities Authority Revenue
(Dartmouth College) TOB VRDO	0.400%	5/7/12	7,000	7,000
				25,000
New Jersey (1.9%)
Burlington County NJ BAN	1.500%	9/7/12	15,000	15,064
Cape May County NJ BAN	2.000%	8/31/12	8,000	8,043
New Jersey Economic Development Authority Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.340%	5/7/12 LOC	8,000	8,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.230%	5/7/12	13,985	13,985

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey TRAN	2.000%	6/21/12	260,000	260,630
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.390%	5/7/12 LOC	20,000	20,000
				325,722
New Mexico (1.0%)
Albuquerque NM GO	3.000%	7/1/12	7,000	7,032
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.310%	5/7/12	24,495	24,495
New Mexico Educational Assistance Foundation Revenue VRDO	0.260%	5/7/12 LOC	6,950	6,950
New Mexico Educational Assistance Foundation Revenue VRDO	0.260%	5/7/12 LOC	6,700	6,700
1 New Mexico Finance Authority Revenue TOB VRDO	0.240%	5/7/12 LOC	10,240	10,240
1 New Mexico Finance Authority Revenue TOB VRDO	0.240%	5/7/12	10,695	10,695
1 New Mexico Finance Authority Transportation Revenue TOB VRDO	0.310%	5/7/12	24,975	24,975
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.250%	5/7/12	79,650	79,650
				170,737
New York (5.0%)
1 BlackRock MuniHoldings New York Quality Fund, Inc. VRDP VRDO	0.450%	5/7/12 LOC	30,000	30,000
1 BlackRock MuniYield New York Quality Fund, Inc. VRDP VRDO	0.370%	5/7/12 LOC	15,000	15,000
Erie County NY Fiscal Stability Authority BAN	1.500%	7/31/12	21,000	21,060
1 New York City NY GO TOB VRDO	0.400%	5/7/12	15,000	15,000
New York City NY GO VRDO	0.200%	5/7/12 LOC	11,730	11,730
New York City NY Housing Development Corp. Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.230%	5/7/12 LOC	4,500	4,500
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.230%	5/7/12	22,500	22,500
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.240%	5/7/12 LOC	19,510	19,510
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.250%	5/1/12	8,730	8,730
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.400%	5/7/12	15,000	15,000
1 New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	0.400%	5/7/12	6,200	6,200
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.230%	5/7/12	8,000	8,000
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.270%	5/1/12	7,000	7,000
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.260%	5/7/12	16,595	16,595
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.270%	5/7/12	25,190	25,190
1 New York GO TOB VRDO	0.250%	5/7/12	4,000	4,000
New York Liberty Development Corp. Revenue PUT	0.270%	11/8/12	62,000	62,000
New York Liberty Development Corp. Revenue PUT	0.280%	11/8/12	25,000	25,000
New York Liberty Development Corp. Revenue PUT	0.300%	11/8/12	67,800	67,800
New York Metropolitan Transportation Authority Revenue CP	0.140%	5/3/12 LOC	20,000	20,000
New York State Dormitory Authority Revenue (Le Moyne College) VRDO	0.230%	5/7/12 LOC	4,415	4,415
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement) VRDO	0.220%	5/7/12 LOC	11,600	11,600
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.240%	5/7/12 LOC	7,200	7,200
1 New York State Dormitory Authority Revenue (New York University) TOB VRDO	0.310%	5/7/12	14,800	14,800
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated Group) VRDO	0.210%	5/7/12 LOC	2,000	2,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/12	3,510	3,510
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/12	6,420	6,420
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/12	1,000	1,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/12	5,000	5,000
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12 (Prere.)	28,695	28,748
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12 (Prere.)	755	756
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12 (Prere.)	12,720	12,743
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.200%	5/7/12 LOC	26,900	26,900
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.230%	5/7/12 LOC	10,000	10,000
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	0.230%	5/7/12 LOC	10,400	10,400
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.250%	5/7/12	41,000	41,000
New York State Mortgage Agency Revenue (Homeowner Mortgage) VRDO	0.260%	5/1/12	5,400	5,400
New York State Mortgage Agency Revenue (Homeowner Mortgage) VRDO	0.260%	5/7/12	25,000	25,000
1 New York State Mortgage Agency Revenue TOB VRDO	0.250%	5/1/12	7,690	7,690
New York State Thruway Authority BAN	2.000%	7/12/12	60,000	60,194
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	5/7/12 LOC	34,945	34,945
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.250%	5/7/12 LOC	37,000	37,000
1 Nuveen New York Investment Quality Municipal Fund VRDP VRDO	0.370%	5/7/12 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal Fund VRDP VRDO	0.370%	5/7/12 LOC	10,000	10,000
Onondaga County NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.230%	5/7/12 LOC	1,000	1,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.330%	5/7/12	7,320	7,320
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.230%	5/7/12 LOC	12,490	12,490
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.250%	5/7/12	4,000	4,000

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.210%	5/7/12 LOC	6,800	6,800
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.210%	5/7/12 LOC	8,200	8,200
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.230%	5/7/12 LOC	6,850	6,850
				838,196
North Carolina (3.1%)
Cary NC GO VRDO	0.240%	5/7/12	19,395	19,395
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.250%	5/7/12	5,945	5,945
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.250%	5/7/12	7,580	7,580
Charlotte NC Water & Sewer System Revenue VRDO	0.210%	5/7/12	4,400	4,400
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	0.250%	5/7/12 LOC	22,415	22,415
Guilford County NC GO VRDO	0.230%	5/7/12	6,700	6,700
Mecklenburg County NC COP VRDO	0.250%	5/7/12	7,865	7,865
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University) VRDO	0.250%	5/7/12 LOC	11,000	11,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.250%	5/1/12	9,900	9,900
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.240%	5/7/12	3,500	3,500
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.250%	5/7/12	47,945	47,945
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.250%	5/7/12	2,495	2,495
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.250%	5/7/12	15,700	15,700
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.250%	5/7/12	12,000	12,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.250%	5/7/12	14,100	14,100
1 North Carolina Capital Improvement Revenue TOB VRDO	0.230%	5/7/12	10,770	10,770
1 North Carolina Capital Improvement Revenue TOB VRDO	0.250%	5/7/12	5,515	5,515
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.220%	5/7/12	12,485	12,485
1 North Carolina Infrastructure Financial Corp. Capital Improvements COP TOB VRDO	0.240%	5/7/12	10,085	10,085
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.250%	5/7/12	95,530	95,530
North Carolina Medical Care Commission Health Care Facilities Revenue
(Lenoir Memorial Hospital Project) VRDO	0.250%	5/7/12 LOC	13,220	13,220
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.220%	5/7/12 LOC	37,200	37,200
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.240%	5/7/12 LOC	14,735	14,735
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.400%	5/7/12	3,800	3,800
3 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.370%	11/26/12	12,000	12,000
Orange County NC Public Facilities Co. Revenue	2.000%	10/1/12	2,515	2,534
Raleigh Durham NC Airport Authority Revenue VRDO	0.270%	5/7/12 LOC	10,400	10,400
1 Raleigh NC Combined Enterprise System Revenue TOB VRDO	0.250%	5/7/12	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.240%	5/7/12 LOC	5,000	5,000
Union County NC GO VRDO	0.220%	5/7/12	15,970	15,970
Union County NC GO VRDO	0.220%	5/7/12	19,495	19,495
Union County NC GO VRDO	0.220%	5/7/12	12,295	12,295
1 University of North Carolina University Revenue TOB VRDO	0.250%	5/7/12	6,710	6,710
1 Wake County NC Limited Obligation Revenue TOB VRDO	0.250%	5/7/12	6,735	6,735
Winston-Salem NC Water & Sewer System Revenue VRDO	0.250%	5/7/12	17,700	17,700
Winston-Salem NC Water & Sewer System Revenue VRDO	0.250%	5/7/12	6,000	6,000
				518,114
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.210%	5/7/12	21,850	21,850
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.250%	5/7/12	9,600	9,600
				31,450
Ohio (2.5%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.240%	5/7/12 LOC	8,000	8,000
Central OH Solid Waste Authority BAN	1.000%	6/13/12	12,500	12,506
Cleveland OH Water BAN	1.000%	7/26/12	10,500	10,512
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.250%	5/7/12 LOC	3,295	3,295
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.260%	5/7/12 LOC	8,525	8,525
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.260%	5/7/12 LOC	28,275	28,275
Columbus OH TAN	2.000%	11/29/12	14,850	15,001
Delaware County OH Port Authority Economic Development Revenue
(Columbus Zoological Park Association Project) VRDO	0.250%	5/7/12 LOC	7,580	7,580
Delaware OH BAN	1.500%	4/24/13	11,262	11,386
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.220%	5/7/12 LOC	8,570	8,570
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.220%	5/7/12 LOC	14,085	14,085
Lancaster Port Authority Ohio Gas Revenue VRDO	0.250%	5/7/12	56,115	56,115
Miamisburg OH City School District BAN	1.500%	7/19/12	13,100	13,127
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.240%	5/7/12 LOC	15,000	15,000
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.240%	5/7/12	10,000	10,000

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.230%	5/7/12 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.230%	5/7/12	8,875	8,875
Ohio Common Schools GO VRDO	0.230%	5/7/12	17,490	17,490
Ohio Development Assistance & Revitalization Project BAN	0.350%	6/1/12	20,000	20,000
Ohio Development Assistance & Revitalization Project BAN	0.350%	6/1/12	11,330	11,330
Ohio GO VRDO	0.230%	5/7/12	8,375	8,375
Ohio GO VRDO	0.230%	5/7/12	4,200	4,200
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) CP	0.160%	5/1/12	13,000	13,000
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) CP	0.160%	6/6/12	3,000	3,000
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.250%	5/1/12	8,130	8,130
Ohio Infrastructure Improvement GO VRDO	0.230%	5/7/12	9,295	9,295
Ohio State University General Receipts Revenue VRDO	0.230%	5/7/12	10,000	10,000
Ohio State University General Receipts Revenue VRDO	0.230%	5/7/12	36,000	36,000
Pickerington OH BAN	1.250%	1/30/13	2,545	2,561
Salem OH Hospital Facilities Improvement Revenue (Salem Community Hospital Project) VRDO	0.250%	5/7/12 LOC	6,000	6,000
2 Stow OH BAN	1.500%	5/3/13	5,225	5,281
University of Cincinnati OH BAN	2.000%	7/19/12	4,000	4,014
University of Cincinnati OH BAN	2.000%	12/13/12	6,100	6,163
University of Cincinnati Ohio General Receipts BAN	2.000%	5/11/12	16,000	16,007
				415,698
Oklahoma (0.3%)
1 Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program) TOB VRDO	0.300%	5/7/12	3,930	3,930
1 Oklahoma Student Loan Authority Revenue TOB VRDO	0.250%	5/7/12	24,995	24,995
1 Oklahoma Student Loan Authority Revenue TOB VRDO	0.250%	5/7/12 LOC	28,830	28,830
				57,755
Oregon (1.0%)
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.150%	6/6/12	10,000	10,000
1 Jackson County OR School District GO TOB VRDO	0.350%	5/7/12	6,000	6,000
1 Oregon Business Development Commission Revenue TOB VRDO	0.250%	5/7/12	5,925	5,925
1 Oregon Department of Administrative Services COP TOB VRDO	0.240%	5/7/12 LOC	15,405	15,405
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.270%	5/7/12	44,650	44,650
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.310%	5/7/12	8,665	8,665
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.270%	5/7/12	7,100	7,100
Oregon TAN	2.000%	6/29/12	75,000	75,213
				172,958
Pennsylvania (0.9%)
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/7/12	4,000	4,000
3 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) PUT	0.420%	8/2/12	9,900	9,900
Cambria County PA Industrial Development Authority Revenue
(American National Red Cross) VRDO	0.230%	5/7/12 LOC	2,100	2,100
Emmaus PA General Authority Revenue VRDO	0.280%	5/7/12 LOC	2,800	2,800
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.220%	5/7/12	24,000	24,000
1 Nuveen Pennsylvania Premium Income Municipal Fund 2 VRDP VRDO	0.390%	5/7/12 LOC	22,000	22,000
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.230%	5/7/12 LOC	10,950	10,950
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.300%	5/7/12	12,060	12,060
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.250%	5/7/12	15,000	15,000
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.250%	5/7/12 LOC	10,000	10,000
1 Philadelphia PA Authority Industrial Development Revenue (Girard Estate Aramark Project) VRDO	0.300%	5/7/12 LOC	15,350	15,350
1 Philadelphia PA Industrial Development Authority Lease Revenue
(Fox Chase Cancer Center) TOB VRDO	0.250%	5/1/12 LOC	1,000	1,000
Temple University of the Commonwealth System of Higher Education
Pennsylvania University Funding Obligation BAN	1.250%	12/12/12	20,000	20,128
1 Washington County PA Authority Revenue (Girard Estate Project) VRDO	0.250%	5/7/12 LOC	7,955	7,955
				157,243
Rhode Island (0.4%)
1 Narragansett RI Commission WasteWater System Revenue TOB VRDO	0.240%	5/7/12 LOC	11,840	11,840
Rhode Island & Providence Plantations GO	2.000%	8/1/12	2,955	2,967
Rhode Island & Providence Plantations GO	2.000%	8/1/12	3,770	3,785
Rhode Island & Providence Plantations TAN	2.000%	6/29/12	27,000	27,074
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.250%	5/7/12 LOC	8,035	8,035
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.250%	5/7/12 LOC	7,350	7,350
1 Rhode Island Housing & Mortgage Finance Corp. Revenue TOB VRDO	0.420%	5/7/12	5,000	5,000
				66,051
South Carolina (0.7%)
Anderson County SC Joint Municipal Water System Waterworks System Revenue	5.500%	7/15/12 (Prere.)	1,445	1,460
Greenville County SC Hospital System Revenue VRDO	0.220%	5/7/12 LOC	34,495	34,495

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Greenville County SC School District Installment Revenue	5.500%	12/1/12 (Prere.)	18,030	18,763
1 Greenville County SC School District Installment Revenue TOB VRDO	0.250%	5/7/12	15,995	15,995
1 Greer SC Combined Utility System Revenue TOB VRDO	0.250%	5/7/12 (13)	9,635	9,635
1 South Carolina Housing Revenue TOB VRDO	0.250%	5/7/12	6,000	6,000
South Carolina Jobs Economic Development Authority Hospital Revenue
(AnMed Health Project) VRDO	0.220%	5/7/12 LOC	11,000	11,000
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) VRDO	0.290%	5/7/12 LOC	6,900	6,900
1 South Carolina Public Service Authority Revenue TOB VRDO	0.240%	5/7/12 LOC	5,930	5,930
1 South Carolina Public Service Authority Revenue TOB VRDO	0.260%	5/7/12	4,000	4,000
				114,178
South Dakota (0.3%)
South Dakota Health & Educational Facilities Authority Revenue
(Sioux Valley Hospital & Health System) VRDO	0.260%	5/7/12 LOC	6,465	6,465
South Dakota Health & Educational Facilities Authority Revenue
(Sioux Valley Hospital & Health System) VRDO	0.260%	5/7/12 LOC	15,000	15,000
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.210%	5/7/12	8,105	8,105
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.250%	5/7/12	17,000	17,000
				46,570
Tennessee (4.1%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/12 LOC	4,900	4,900
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/12	20,700	20,700
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/12 LOC	24,930	24,930
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/12 LOC	14,670	14,670
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/12 LOC	10,975	10,975
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/12 LOC	5,650	5,650
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.250%	5/7/12 LOC	4,000	4,000
Jackson TN Energy Authority Gas System Revenue VRDO	0.250%	5/7/12 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities Board Hospital Revenue
(STS Health Alliance) VRDO	0.230%	5/7/12 LOC	6,830	6,830
Johnson City TN Health & Educational Facilities Board Hospital Revenue
(STS Health Alliance) VRDO	0.230%	5/7/12 LOC	10,000	10,000
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.240%	5/7/12	15,940	15,940
Metropolitan Government of Nashville & Davidson County TN GO CP	0.200%	8/1/12	42,000	42,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.200%	8/2/12	54,000	54,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.240%	8/6/12	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.240%	8/7/12	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN
Health & Educational Facilities Board Revenue (Belmont University) VRDO	0.250%	5/7/12 LOC	10,600	10,600
Metropolitan Government of Nashville & Davidson County TN
Health & Educational Facilities Board Revenue (Lipscomb University) VRDO	0.250%	5/7/12 LOC	13,500	13,500
1 Metropolitan Government of Nashville & Davidson County TN
Health & Educational Facilities Board Revenue (Vanderbilt University) TOB VRDO	0.250%	5/7/12	8,250	8,250
1 Rutherford County TN Health & Educational Facilities Board Revenue
(Ascension Health Credit Group) TOB VRDO	0.400%	5/7/12	6,250	6,250
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.250%	5/7/12	24,500	24,500
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.250%	5/7/12 LOC	4,800	4,800
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.320%	5/7/12 LOC	11,100	11,100
Shelby County TN GO VRDO	0.190%	5/7/12	78,990	78,990
Shelby County TN GO VRDO	0.240%	5/7/12	10,115	10,115
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	6.500%	9/1/12 (Prere.)	5,890	6,012
Tennessee GO CP	0.200%	6/5/12	2,000	2,000
Tennessee GO CP	0.140%	6/6/12	25,000	25,000
Tennessee GO CP	0.160%	7/12/12	25,000	25,000
Tennessee GO CP	0.200%	8/1/12	63,471	63,471
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.300%	5/7/12	5,490	5,490
Tennessee School Bond Authority Revenue CP	0.180%	5/2/12	25,000	25,000
Tennessee School Bond Authority Revenue CP	0.180%	5/2/12	42,958	42,958
Tennessee School Bond Authority Revenue CP	0.180%	5/3/12	25,619	25,619
Tennessee School Bond Authority Revenue CP	0.150%	5/10/12	15,000	15,000
Tennessee School Bond Authority Revenue CP	0.160%	5/23/12	9,500	9,500
				686,090

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (10.7%)
Austin TX GO	4.400%	9/1/12 (Prere.)	1,000	1,014
1 Austin TX Revenue TOB VRDO	0.250%	5/7/12 (13)	10,000	10,000
1 Austin TX Revenue TOB VRDO	0.250%	5/7/12 (13)	18,245	18,245
Austin TX Water & Wasterwater System Revenue	5.000%	11/15/12	1,000	1,025
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.230%	5/7/12 LOC	16,815	16,815
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.250%	5/7/12 (13)	5,635	5,635
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.250%	5/7/12	28,515	28,515
1 Board of Regents of the University of Texas System Revenue
Financing System Revenue TOB VRDO	0.230%	5/7/12	5,100	5,100
1 Board of Regents of the University of Texas System Revenue
Financing System Revenue TOB VRDO	0.310%	5/7/12	29,215	29,215
1 Board of Regents of the University of Texas System Revenue
Financing System Revenue TOB VRDO	0.350%	5/7/12	6,600	6,600
1 Collin County TX GO TOB VRDO	0.260%	5/7/12	10,925	10,925
1 Conroe TX Independent School District GO TOB VRDO	0.250%	5/7/12	6,010	6,010
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.230%	5/7/12	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.240%	5/7/12 LOC	19,490	19,490
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.310%	5/7/12	12,465	12,465
1 Dallas TX Independent School District GO TOB VRDO	0.250%	5/7/12	14,720	14,720
Dallas TX Waterworks & Sewer System Revenue	5.000%	4/1/13 (Prere.)	1,100	1,148
1 Denton TX Independent School District GO TOB VRDO	0.250%	5/7/12	3,690	3,690
Denton TX Independent School District GO VRDO	0.350%	5/7/12	18,305	18,305
1 Edinburg TX Consolidated Independent School District COP TOB VRDO	0.250%	5/7/12	12,020	12,020
2 Fort Bend County TX	2.000%	3/1/13	1,905	1,932
1 Fort Bend TX Independent School District GO TOB VRDO	0.250%	5/7/12	5,000	5,000
1 Frisco TX GO TOB VRDO	0.250%	5/7/12	4,060	4,060
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.250%	5/7/12 LOC	22,000	22,000
1 Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.250%	5/7/12	8,755	8,755
1 Harris County TX Flood Control District GO TOB VRDO	0.250%	5/7/12	5,000	5,000
1 Harris County TX GO TOB VRDO	0.250%	5/7/12	2,515	2,515
1 Harris County TX GO TOB VRDO	0.400%	5/7/12	8,070	8,070
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.220%	5/7/12 LOC	2,500	2,500
1 Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.250%	5/7/12	13,000	13,000
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.260%	5/1/12	20,000	20,000
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.350%	5/7/12	18,000	18,000
Harris County TX Hospital District Revenue VRDO	0.250%	5/7/12 LOC	9,700	9,700
Harris County TX Industrial Development Corp. Revenue (Baytank (Houston) Inc. Project) VRDO	0.250%	5/7/12 LOC	8,000	8,000
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.250%	5/7/12	9,995	9,995
1 Harris County TX Toll Road Revenue TOB VRDO	0.260%	5/7/12 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.400%	5/7/12	12,000	12,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.200%	5/3/12	10,000	10,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.140%	6/5/12	10,000	10,000
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.250%	5/7/12	6,665	6,665
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.250%	5/7/12	4,000	4,000
1 Houston TX Independent School District Revenue TOB VRDO	0.310%	5/7/12	19,610	19,610
Houston TX TRAN	1.750%	6/29/12	120,000	120,298
1 Houston TX Utility System Revenue TOB VRDO	0.230%	5/7/12 LOC	9,000	9,000
1 Houston TX Utility System Revenue TOB VRDO	0.240%	5/7/12 LOC	15,325	15,325
1 Houston TX Utility System Revenue TOB VRDO	0.250%	5/7/12 LOC	45,000	45,000
1 Houston TX Utility System Revenue TOB VRDO	0.310%	5/7/12	12,240	12,240
1 Hutto TX Independent School District GO TOB VRDO	0.400%	5/7/12	21,130	21,130
1 Katy TX Independent School District GO TOB VRDO	0.250%	5/7/12	5,730	5,730
1 Keller TX Independent School District GO TOB VRDO	0.250%	5/7/12	5,655	5,655
1 Leander TX Independent School District GO TOB VRDO	0.250%	5/7/12	15,345	15,345
Lubbock TX GO	2.000%	2/15/13	3,170	3,211
Lubbock TX GO	2.000%	2/15/13	2,095	2,122
1 Mansfield TX Independent School District GO TOB VRDO	0.250%	5/7/12	7,960	7,960
1 Mansfield TX Independent School District GO TOB VRDO	0.310%	5/7/12	4,250	4,250
1 McKinney TX Independent School District GO TOB VRDO	0.240%	5/7/12 LOC	10,185	10,185
Mesquite TX Independent School District GO PUT	0.200%	8/14/12	25,255	25,255
1 North East TX Independent School District GO TOB VRDO	0.230%	5/7/12 LOC	5,000	5,000
1 North East TX Independent School District GO TOB VRDO	0.250%	5/7/12	26,805	26,805
1 North East TX Independent School District GO TOB VRDO	0.250%	5/7/12	3,355	3,355

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Texas Health Facilities Development Corp. Hospital Revenue
(United Regional Health Care System) TOB VRDO	0.230%	5/7/12 LOC	13,160	13,160
North Texas Higher Education Authority Student Loan Revenue VRDO	0.310%	5/7/12 LOC	16,900	16,900
North Texas Higher Education Authority Student Loan Revenue VRDO	0.380%	5/7/12 LOC	25,900	25,900
1 North Texas Tollway Authority System Revenue TOB VRDO	0.260%	5/7/12 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.400%	5/7/12 (13)	22,360	22,360
1 North Texas Tollway Authority System Revenue TOB VRDO	0.400%	5/7/12	27,805	27,805
1 Northside TX Independent School District GO TOB VRDO	0.250%	5/7/12	4,500	4,500
1 Northside TX Independent School District GO TOB VRDO	0.250%	5/7/12	17,315	17,315
Northwest Texas Independent School District GO VRDO	0.250%	5/7/12	8,170	8,170
1 Pearland TX GO TOB VRDO	0.240%	5/7/12 LOC	10,150	10,150
1 Pearland TX Independent School District GO TOB VRDO	0.350%	5/7/12	9,000	9,000
1 Plano TX Independent School District GO TOB VRDO	0.250%	5/7/12	14,055	14,055
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.230%	5/7/12	10,660	10,660
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.250%	5/7/12	4,700	4,700
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.250%	5/7/12	5,000	5,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.400%	5/7/12	7,665	7,665
San Antonio TX Electric & Gas Systems Revenue VRDO	0.230%	5/7/12	96,400	96,400
San Antonio TX Hotel Occupancy Tax Revenue VRDO	0.250%	5/7/12 LOC	8,500	8,500
1 San Antonio TX Independent School District Revenue TOB VRDO	0.310%	5/7/12	10,355	10,355
1 San Antonio TX Water Revenue TOB VRDO	0.240%	5/7/12 LOC	11,110	11,110
1 San Antonio TX Water Revenue TOB VRDO	0.250%	5/7/12	10,000	10,000
South Texas Community College District GO	5.500%	8/15/12 (Prere.)	4,875	4,949
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project) VRDO	0.200%	5/7/12	19,000	19,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Healthcare) VRDO	0.220%	5/7/12 LOC	5,600	5,600
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Healthcare) VRDO	0.250%	5/7/12 LOC	5,400	5,400
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) TOB VRDO	0.240%	5/7/12	10,325	10,325
1 Texas A&M University System Revenue Financing System Revenue TOB VRDO	0.250%	5/7/12	4,575	4,575
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.300%	5/7/12	6,000	6,000
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.310%	5/7/12	4,250	4,250
1 Texas GO TOB VRDO	0.250%	5/1/12	116,695	116,695
1 Texas GO TOB VRDO	0.250%	5/7/12	9,915	9,915
1 Texas GO TOB VRDO	0.250%	5/7/12	21,560	21,560
1 Texas GO TOB VRDO	0.250%	5/7/12	12,000	12,000
1 Texas GO TOB VRDO	0.300%	5/7/12	17,655	17,655
1 Texas GO TOB VRDO	0.310%	5/7/12	8,700	8,700
1 Texas GO TOB VRDO	0.350%	5/7/12	8,750	8,750
1 Texas GO TOB VRDO	0.400%	5/7/12	5,360	5,360
1 Texas GO TOB VRDO	0.250%	8/30/12	13,000	13,000
Texas Small Business Industrial Development Corp. Revenue
(Texas Public Facilities Capital Access Program) VRDO	0.250%	5/7/12 LOC	11,650	11,650
1 Texas State University Student Loan GO TOB VRDO	0.300%	5/7/12	20,065	20,065
Texas TRAN	2.500%	8/30/12	200,000	201,479
Texas TRAN CP	0.170%	8/30/12	24,000	24,000
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.250%	5/7/12	21,925	21,925
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.280%	5/7/12	13,540	13,540
1 Texas Transportation Commission Revenue TOB VRDO	0.230%	5/7/12	20,570	20,570
1 Texas Transportation Commission Revenue TOB VRDO	0.230%	5/7/12	13,910	13,910
1 Texas Transportation Commission Revenue TOB VRDO	0.250%	5/7/12	7,500	7,500
1 Texas Transportation Commission Revenue TOB VRDO	0.350%	5/7/12	4,925	4,925
1 Texas University System Revenue Financing System Revenue TOB VRDO	0.250%	5/7/12	14,360	14,360
1 Texas Water Development Board Revenue TOB VRDO	0.350%	5/7/12	7,500	7,500
1 Travis County TX GO TOB VRDO	0.260%	5/7/12	11,050	11,050
Trinity River Authority Texas Solid Waste Disposal Revenue VRDO	0.340%	5/7/12 LOC	3,830	3,830
1 University of Houston Texas Revenue TOB VRDO	0.250%	5/7/12	7,600	7,600
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.230%	5/7/12	6,560	6,560
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.250%	5/7/12	11,815	11,815
1 Waco TX Education Finance Corp. Revenue (Baylor University) TOB VRDO	0.250%	5/7/12	9,855	9,855
				1,812,523
Utah (0.8%)
1 Riverton UT Hospital Revenue (IHC Health Services Inc.) TOB VRDO	0.250%	5/7/12	5,500	5,500
Utah Board of Regents Student Loan Revenue VRDO	0.270%	5/7/12 LOC	13,800	13,800
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.750%	5/7/12	1,545	1,545
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	8,715	8,715
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	12,885	12,885
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.270%	5/7/12	13,985	13,985
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	4,100	4,100

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.260%	5/7/12 LOC	5,530	5,530
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.230%	5/7/12	11,400	11,400
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.250%	5/7/12	28,600	28,600
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.250%	5/7/12	1,175	1,175
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.250%	5/7/12	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.350%	5/7/12	9,720	9,720
				127,645
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project) VRDO	0.220%	5/7/12 LOC	11,770	11,770
1 Vermont Housing Finance Agency Revenue TOB VRDO	0.300%	5/7/12	2,550	2,550
				14,320
Virginia (1.4%)
Alexandria VA Industrial Development Authority Revenue
(Institute for Defense Analyses Project) VRDO	0.270%	5/7/12 LOC	7,885	7,885
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.290%	5/7/12 LOC	15,185	15,185
Fairfax County VA Industrial Development Authority Revenue (Fairfax Hospital System Inc.) VRDO	0.220%	5/7/12	5,120	5,120
Fairfax County VA Public Improvement GO	5.000%	10/1/12	5,300	5,405
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.230%	5/7/12	19,095	19,095
Hanover County VA Economic Development Authority Revenue
(Bon Secours Health System Inc.) VRDO	0.250%	5/7/12 LOC	2,300	2,300
Harrisonburg VA Industrial Development Authority Revenue (Mennonite Retirement) VRDO	0.250%	5/7/12 LOC	4,800	4,800
1 Newport News VA GO TOB VRDO	0.240%	5/7/12	10,720	10,720
Norfolk VA GO VRDO	0.290%	5/7/12	22,815	22,815
1 Richmond VA Public Utility Revenue TOB VRDO	0.350%	5/7/12	4,990	4,990
Russell County VA Industrial Development Authority Hospital Revenue
(STS Health Alliance) VRDO	0.230%	5/7/12 LOC	12,200	12,200
Stafford County VA Industrial Development Authority Revenue
(VML/VA Co Commonwealth Loan Program) VRDO	0.240%	5/7/12 LOC	4,000	4,000
1 University of Virginia Revenue TOB VRDO	0.250%	5/1/12	11,065	11,065
1 University of Virginia Revenue TOB VRDO	0.230%	5/7/12	7,500	7,500
1 University of Virginia Revenue TOB VRDO	0.250%	5/7/12	3,300	3,300
1 University of Virginia Revenue TOB VRDO	0.250%	5/7/12	12,000	12,000
1 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program) TOB VRDO	0.230%	5/7/12	12,230	12,230
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.250%	5/7/12	8,710	8,710
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.300%	5/7/12	6,485	6,485
1 Virginia Housing Development Authority Rental Housing Revenue TOB VRDO	0.300%	5/7/12	13,735	13,735
1 Virginia Public Building Authority Facility Revenue TOB VRDO	0.250%	5/7/12	13,650	13,650
Virginia Public Building Authority Facility Revenue VRDO	0.200%	5/7/12	25,000	25,000
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/12	1,325	1,341
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.230%	5/7/12	5,000	5,000
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.400%	5/7/12	4,490	4,490
				239,021
Washington (2.7%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.230%	5/7/12	6,200	6,200
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.250%	5/7/12	76,755	76,755
Everett WA Industrial Development Corp. Exempt Facilities Revenue
(Kimberly-Clark Corp. Project) VRDO	0.270%	5/7/12	6,400	6,400
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/7/12	2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/7/12	4,610	4,610
1 Port of Seattle WA Revenue TOB VRDO	0.300%	5/7/12	13,645	13,645
1 Port of Seattle WA Revenue TOB VRDO	0.310%	5/7/12	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.330%	5/7/12	7,370	7,370
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.230%	5/7/12	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.250%	5/7/12	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue TOB VRDO	0.250%	5/7/12	5,000	5,000
1 Seattle WA Water System Revenue TOB VRDO	0.230%	5/7/12 LOC	12,785	12,785
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.290%	5/7/12 LOC	13,100	13,100
1 TES Properties Washington Lease Revenue TOB VRDO	0.250%	5/7/12	10,120	10,120
1 University of Washington Revenue TOB VRDO	0.240%	5/7/12 LOC	38,300	38,300
1 University of Washington Revenue TOB VRDO	0.250%	5/7/12	7,470	7,470
1 Washington GO TOB VRDO	0.230%	5/7/12	10,525	10,525
1 Washington GO TOB VRDO	0.230%	5/7/12 LOC	8,650	8,650
1 Washington GO TOB VRDO	0.230%	5/7/12	15,200	15,200
1 Washington GO TOB VRDO	0.240%	5/7/12	18,595	18,595
1 Washington GO TOB VRDO	0.240%	5/7/12 LOC	11,030	11,030
1 Washington GO TOB VRDO	0.250%	5/7/12	8,325	8,325
1 Washington GO TOB VRDO	0.250%	5/7/12	5,100	5,100
1 Washington GO TOB VRDO	0.250%	5/7/12	7,995	7,995

25

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Washington GO TOB VRDO	0.250%	5/7/12	10,000	10,000
1 Washington GO TOB VRDO	0.310%	5/7/12	13,925	13,925
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	5/7/12	15,010	15,010
Washington Health Care Facilities Authority Revenue (Fred Hutchinson Cancer Center) VRDO	0.250%	5/7/12 LOC	11,505	11,505
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.230%	5/7/12 LOC	2,000	2,000
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.250%	5/7/12	12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.250%	5/7/12	8,610	8,610
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.250%	5/7/12	10,800	10,800
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.250%	5/7/12	9,995	9,995
Washington Housing Finance Commission Multi-Family Housing Revenue
(Canyon Lakes II Project) VRDO	0.270%	5/7/12 LOC	5,435	5,435
Washington Housing Finance Commission Multi-Family Housing Revenue
(Deer Run West Apartments Project) VRDO	0.260%	5/7/12 LOC	5,200	5,200
Washington Housing Finance Commission Multi-Family Housing Revenue
(New Haven Apartments Project) VRDO	0.230%	5/7/12 LOC	4,000	4,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(Vintage at Silverdale Senior Living Project) VRDO	0.270%	5/7/12 LOC	11,880	11,880
				456,955
West Virginia (0.6%)
West Virginia Economic Development Authority Pollution Control Revenue
(Ohio Power Co. - Kammer Project) VRDO	0.250%	5/7/12 LOC	35,600	35,600
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	0.250%	5/7/12 LOC	9,700	9,700
West Virginia Hospital Finance Authority Hospital Revenue
(Charleston Area Medical Center Inc.) VRDO	0.250%	5/7/12 LOC	50,410	50,410
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group) VRDO	0.250%	5/7/12 LOC	7,815	7,815
1 West Virginia Housing Development Revenue TOB VRDO	0.300%	5/7/12	3,595	3,595
				107,120
Wisconsin (4.0%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12 (Prere.)	14,270	14,341
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.375%	6/1/12 (Prere.)	4,025	4,045
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	7.000%	6/1/12 (Prere.)	17,500	17,597
Milwaukee WI GO	2.000%	5/1/12	2,585	2,585
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue
(University Wisconsin Kenilworth Project) VRDO	0.250%	5/7/12 LOC	6,210	6,210
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.250%	5/7/12	5,000	5,000
Wisconsin GO	5.000%	5/1/12	2,000	2,000
Wisconsin GO	5.250%	5/1/12 (Prere.)	1,000	1,000
Wisconsin GO CP	0.190%	5/15/12	33,160	33,160
Wisconsin GO CP	0.210%	7/9/12	15,389	15,389
Wisconsin GO CP	0.250%	7/19/12	60,000	60,000
Wisconsin GO CP	0.260%	8/8/12	6,600	6,600
1 Wisconsin GO TOB VRDO	0.230%	5/7/12	12,635	12,635
1 Wisconsin GO TOB VRDO	0.310%	5/7/12	23,600	23,600
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.400%	5/7/12	750	750
1 Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)TOB VRDO	0.250%	5/7/12 LOC	10,275	10,275
Wisconsin Health & Educational Facilities Authority Revenue (Concordia University Inc.) VRDO	0.250%	5/7/12 LOC	3,805	3,805
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.260%	5/7/12 LOC	20,000	20,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.260%	5/7/12 LOC	10,535	10,535
Wisconsin Health & Educational Facilities Authority Revenue (Franciscan Sisters) VRDO	0.220%	5/7/12 LOC	4,800	4,800
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.250%	5/7/12 LOC	22,000	22,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group) CP	0.140%	5/14/12	5,770	5,770
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group) CP	0.170%	7/6/12	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.) CP	0.180%	5/4/12 LOC	25,530	25,530
Wisconsin Health & Educational Facilities Authority Revenue (St. Norbert College Inc.) VRDO	0.260%	5/7/12 LOC	7,130	7,130
1 Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.310%	5/7/12	4,325	4,325
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.300%	5/7/12	14,070	14,070
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.300%	5/7/12	33,170	33,170
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.350%	5/7/12	28,285	28,285
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.350%	5/7/12	12,300	12,300
Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.250%	5/7/12	10,000	10,000
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.350%	5/7/12	9,815	9,815
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.350%	5/7/12	10,775	10,775
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.350%	5/7/12	5,095	5,095
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.350%	5/7/12	5,220	5,220
1 Wisconsin Public Power System Power Supply System Revenue TOB VRDO	0.240%	5/7/12 LOC	10,125	10,125

26

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin School Districts Cash Flow Administration Program Revenue	1.000%	10/15/12	6,000	6,017
Wisconsin TRAN	2.000%	6/15/12	206,000	206,449
				680,403
Wyoming (0.4%)
Wyoming Community Development Authority Housing Revenue VRDO	0.260%	5/7/12 LOC	14,000	14,000
Wyoming Student Loan Corp. Student Loan Revenue VRDO	0.250%	5/7/12 LOC	50,000	50,000
				64,000
Total Tax-Exempt Municipal Bonds (Cost $16,368,463)				16,368,463

			Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
Vanguard Municipal Cash Management Fund (Cost $502,450)	0.227%		502,450,266	502,450
Total Investments (99.7%) (Cost $16,870,913)				16,870,913
Other Assets and Liabilities (0.3%)
Other Assets				184,356
Liabilities				(125,665)
				58,691
Net Assets (100%)
Applicable to 16,927,804,075 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				16,929,604
Net Asset Value Per Share				$1.00

At April 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				16,929,570
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				34
Net Assets				16,929,604

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $6,419,215,000, representing 37.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

27

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

28

Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Interest[1]	15,915
Total Income	15,915
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,600
Management and Administrative	9,400
Marketing and Distribution	2,676
Custodian Fees	90
Shareholders’ Reports	148
Trustees’ Fees and Expenses	8
Total Expenses	13,922
Expense Reduction—Note B	(689)
Net Expenses	13,233
Net Investment Income	2,682
Realized Net Gain (Loss) on
Investment Securities Sold	5
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,687

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,682	15,968
Realized Net Gain (Loss)	5	68
Net Increase (Decrease) in Net Assets Resulting from Operations	2,687	16,036
Distributions
Net Investment Income	(2,682)	(15,968)
Realized Capital Gain	—	—
Total Distributions	(2,682)	(15,968)
Capital Share Transactions (at $1.00)
Issued	7,815,371	17,592,119
Issued in Lieu of Cash Distributions	2,591	15,376
Redeemed	(8,481,685)	(18,419,340)
Net Increase (Decrease) from Capital Share Transactions	(663,723)	(811,845)
Total Increase (Decrease)	(663,718)	(811,777)
Net Assets
Beginning of Period	17,593,322	18,405,099
End of Period	16,929,604	17,593,322

1 Interest income from an affiliated company of the fund was $309,000.
See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.001	.001	.006	.026	.036
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.001	.001	.006	.026	.036
Distributions
Dividends from Net Investment Income	(.0002)	(.001)	(.001)	(.006)	(.026)	(.036)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.001)	(.001)	(.006)	(.026)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.09%	0.14%	0.60%	2.63%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,930	$17,593	$18,405	$20,420	$23,881	$22,019
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.17%	0.17%	0.17%[3]	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.09%	0.14%	0.61%	2.59%	3.59%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16%. See Note B in Notes to Financial Statements.
3 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $2,535,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended April 30, 2012, Vanguard’s management and administrative expenses were reduced by $689,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2012

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,329	3,784	46,437
Yield[3]		0.49%	2.46%
Investor Shares	0.40%
Admiral Shares	0.48%
Yield to Maturity	0.6%[4]	0.5%	2.5%
Average Coupon	2.8%	4.9%	4.9%
Average Effective
Maturity	1.3 years	1.4 years	13.5 years
Average Duration	1.1 years	1.3 years	7.5 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	32.3%	—	—

Largest Area Concentrations[6]
New York	13.9%
Texas	11.7
California	10.0
Florida	8.7
Pennsylvania	6.0
Illinois	4.3
Massachusetts	3.3
New Jersey	3.2
Ohio	3.1
North Carolina	2.8
Top Ten	67.0%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.76	0.57
Beta	1.22	0.10

Distribution by Maturity (% of portfolio)
Under 1 Year	56.0%
1–3 Years	27.5
3–5 Years	13.4
Over 5 Years	3.1

Distribution by Credit Quality (% of portfolio)
AAA	21.0%
AA	60.1
A	16.8
BBB	1.7
BB	0.0
Not Rated	0.4

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 1 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were
0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

32

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001–April 30, 2012
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	–0.1%	2.9%	2.8%	3.3%
2003	0.3	2.0	2.3	2.4
2004	–0.6	1.8	1.2	1.2
2005	–0.9	2.2	1.3	1.2
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	3.8
2008	0.4	3.3	3.7	4.2
2009	1.3	2.3	3.6	4.4
2010	0.4	1.4	1.8	1.8
2011	–0.3	1.2	0.9	1.2
2012[2]	0.2	0.5	0.7	0.6

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	1.61%	2.59%	0.20%	2.27%	2.47%
Admiral Shares	2/12/2001	1.69	2.67	0.20	2.34	2.54

1 Barclays Capital 1 Year Municipal Bond Index.
2 Six months ended April 30, 2012.
See Financial Highlights for dividend and capital gains information.

33

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Interest[1]	73,042
Total Income	73,042
Expenses
The Vanguard Group—Note B
Investment Advisory Services	367
Management and Administrative—
Investor Shares	2,087
Management and Administrative—
Admiral Shares	3,500
Marketing and Distribution—
Investor Shares	407
Marketing and Distribution—
Admiral Shares	1,311
Custodian Fees	60
Shareholders’ Reports—Investor Shares	41
Shareholders’ Reports—Admiral Shares	22
Trustees’ Fees and Expenses	5
Total Expenses	7,800
Net Investment Income	65,242
Realized Net Gain (Loss)
Investment Securities Sold	1,222
Futures Contracts	(134)
Realized Net Gain (Loss)	1,088
Change in Unrealized
Appreciation (Depreciation)
of Investment Securities	21,628
Net Increase (Decrease) in Net Assets
Resulting from Operations	87,958

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	65,242	148,107
Realized Net Gain (Loss)	1,088	(11,813)
Change in Unrealized Appreciation (Depreciation)	21,628	(27,737)
Net Increase (Decrease) in Net Assets Resulting from Operations	87,958	108,557
Distributions
Net Investment Income
Investor Shares	(14,494)	(34,633)
Admiral Shares	(50,748)	(113,474)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Return of Capital
Total Distributions	(65,242)	(148,107)
Capital Share Transactions
Investor Shares	(55,830)	(447,032)
Admiral Shares	163,918	(272,454)
Net Increase (Decrease) from Capital Share Transactions	108,088	(719,486)
Total Increase (Decrease)	130,804	(759,036)
Net Assets
Beginning of Period	11,229,601	11,988,637
End of Period	11,360,405	11,229,601

1 Interest income from an affiliated company of the fund was $78,000.
See accompanying Notes, which are an integral part of the Financial Statements.

34

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.90	$15.95	$15.88	$15.68	$15.62	$15.58
Investment Operations
Net Investment Income	.087	.196	.217	.357	.509	.526
Net Realized and Unrealized Gain (Loss)
on Investments	.030	(.050)	.070	.200	.060	.040
Total from Investment Operations	.117	.146	.287	.557	.569	.566
Distributions
Dividends from Net Investment Income	(.087)	(.196)	(.217)	(.357)	(.509)	(.526)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.087)	(.196)	(.217)	(.357)	(.509)	(.526)
Net Asset Value, End of Period	$15.93	$15.90	$15.95	$15.88	$15.68	$15.62

Total Return[1]	0.74%	0.92%	1.82%	3.59%	3.68%	3.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,618	$2,668	$3,126	$2,761	$1,319	$1,040
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.23%	1.36%	2.15%	3.23%	3.37%
Portfolio Turnover Rate	19%	28%	29%	32%	32%	51%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.90	$15.95	$15.88	$15.68	$15.62	$15.58
Investment Operations
Net Investment Income	.094	.209	.230	.370	.520	.537
Net Realized and Unrealized Gain (Loss)
on Investments	.030	(.050)	.070	.200	.060	.040
Total from Investment Operations	.124	.159	.300	.570	.580	.577
Distributions
Dividends from Net Investment Income	(.094)	(.209)	(.230)	(.370)	(.520)	(.537)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.094)	(.209)	(.230)	(.370)	(.520)	(.537)
Net Asset Value, End of Period	$15.93	$15.90	$15.95	$15.88	$15.68	$15.62

Total Return[1]	0.78%	1.00%	1.90%	3.67%	3.76%	3.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,742	$8,561	$8,863	$7,637	$3,723	$3,078
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.18%	1.31%	1.44%	2.23%	3.30%	3.44%
Portfolio Turnover Rate	19%	28%	29%	32%	32%	51%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at April 30, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $1,674,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.67% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

36

Short-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,466,379	—
Temporary Cash Investments	72,271	—	—
Total	72,271	11,466,379	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $18,411,000 to offset future net capital gains of $2,389,000 through October 31, 2014, $2,945,000 through October 31, 2015, $2,331,000 through October 31, 2018, and $10,745,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $3,907,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2012, the cost of investment securities for tax purposes was $11,411,350,000. Net unrealized appreciation of investment securities for tax purposes was $127,300,000, consisting of unrealized gains of $127,520,000 on securities that had risen in value since their purchase and $220,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $1,090,949,000 of investment securities and sold $644,580,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	610,740	38,362	1,370,297	86,207
Issued in Lieu of Cash Distributions	11,076	695	27,313	1,719
Redeemed	(677,646)	(42,544)	(1,844,642)	(116,057)
Net Increase (Decrease)—Investor Shares	(55,830)	(3,487)	(447,032)	(28,131)
Admiral Shares
Issued	2,094,591	131,507	4,098,267	257,836
Issued in Lieu of Cash Distributions	40,344	2,533	91,249	5,741
Redeemed	(1,971,017)	(123,756)	(4,461,970)	(280,758)
Net Increase (Decrease)—Admiral Shares	163,918	10,284	(272,454)	(17,181)

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

37

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2012

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,740	14,862	46,437
Yield[3]		0.90%	2.46%
Investor Shares	0.71%
Admiral Shares	0.79%
Yield to Maturity	0.9%[4]	0.9%	2.5%
Average Coupon	3.8%	4.9%	4.9%
Average Effective
Maturity	2.7 years	2.7 years	13.5 years
Average Duration	2.4 years	3.2 years	7.5 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	19.9%	—	—

Largest Area Concentrations[6]
New York	12.5%
California	12.1
Texas	8.2
Pennsylvania	6.7
Florida	5.5
New Jersey	4.9
Ohio	4.3
Massachusetts	3.5
Washington	3.3
North Carolina	3.1
Top Ten	64.1%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.96	0.72
Beta	0.93	0.30

Distribution by Maturity (% of portfolio)
Under 1 Year	30.2%
1–3 Years	25.1
3–5 Years	23.9
Over 5 Years	20.8

Distribution by Credit Quality (% of portfolio)
AAA	22.5%
AA	55.9
A	19.2
BBB	2.2
Not Rated	0.2

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 1–5 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

38

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001–April 30, 2012
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	0.1%	3.9%	4.0%	4.9%
2003	0.7	3.3	4.0	4.0
2004	–1.1	2.9	1.8	2.5
2005	–2.3	3.0	0.7	0.6
2006	0.1	3.3	3.4	3.4
2007	0.1	3.5	3.6	3.9
2008	–0.7	3.4	2.7	3.9
2009	3.0	2.9	5.9	7.5
2010	1.6	2.4	4.0	4.3
2011	–0.7	2.2	1.5	2.1
2012[2]	0.9	1.0	1.9	2.1

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	3.62%	3.58%	0.33%	3.01%	3.34%
Admiral Shares	2/12/2001	3.70	3.66	0.33	3.08	3.41

1 Barclays Capital 1–5 Year Municipal Bond Index.
2 Six months ended April 30, 2012.
See Financial Highlights for dividend and capital gains information.

39

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Interest[1]	165,828
Total Income	165,828
Expenses
The Vanguard Group—Note B
Investment Advisory Services	490
Management and Administrative—
Investor Shares	2,525
Management and Administrative—
Admiral Shares	4,992
Marketing and Distribution—
Investor Shares	481
Marketing and Distribution—
Admiral Shares	1,696
Custodian Fees	78
Shareholders’ Reports—Investor Shares	64
Shareholders’ Reports—Admiral Shares	35
Trustees’ Fees and Expenses	6
Total Expenses	10,367
Net Investment Income	155,461
Realized Net Gain (Loss)
Investment Securities Sold	875
Futures Contracts	(395)
Realized Net Gain (Loss)	480
Change in Unrealized
Appreciation (Depreciation)
of Investment Securities	128,009
Net Increase (Decrease) in Net Assets
Resulting from Operations	283,950

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	155,461	322,148
Realized Net Gain (Loss)	480	(20,552)
Change in Unrealized Appreciation (Depreciation)	128,009	(77,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	283,950	224,249
Distributions
Net Investment Income
Investor Shares	(31,738)	(69,723)
Admiral Shares	(123,723)	(252,425)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Return of Capital
Total Distributions	(155,461)	(322,148)
Capital Share Transactions
Investor Shares	135,568	(336,064)
Admiral Shares	882,739	1,011,429
Net Increase (Decrease) from Capital Share Transactions	1,018,307	675,365
Total Increase (Decrease)	1,146,796	577,466
Net Assets
Beginning of Period	14,585,231	14,007,765
End of Period	15,732,027	14,585,231

1 Interest income from an affiliated company of the fund was $158,000.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.07	$11.15	$10.97	$10.65	$10.73	$10.72
Investment Operations
Net Investment Income	.111	.247	.259	.304	.366	.371
Net Realized and Unrealized Gain (Loss)
on Investments	.100	(.080)	.180	.320	(.080)	.010
Total from Investment Operations	.211	.167	.439	.624	.286	.381
Distributions
Dividends from Net Investment Income	(.111)	(.247)	(.259)	(.304)	(.366)	(.371)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.111)	(.247)	(.259)	(.304)	(.366)	(.371)
Net Asset Value, End of Period	$11.17	$11.07	$11.15	$10.97	$10.65	$10.73

Total Return[1]	1.91%	1.53%	4.04%	5.92%	2.68%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,286	$3,123	$3,484	$3,070	$2,094	$1,798
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.24%	2.33%	2.77%	3.38%	3.46%
Portfolio Turnover Rate	15%	14%	14%	11%	23%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.07	$11.15	$10.97	$10.65	$10.73	$10.72
Investment Operations
Net Investment Income	.115	.256	.268	.313	.374	.378
Net Realized and Unrealized Gain (Loss)
on Investments	.100	(.080)	.180	.320	(.080)	.010
Total from Investment Operations	.215	.176	.448	.633	.294	.388
Distributions
Dividends from Net Investment Income	(.115)	(.256)	(.268)	(.313)	(.374)	(.378)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.115)	(.256)	(.268)	(.313)	(.374)	(.378)
Net Asset Value, End of Period	$11.17	$11.07	$11.15	$10.97	$10.65	$10.73

Total Return[1]	1.95%	1.61%	4.12%	6.01%	2.75%	3.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,446	$11,463	$10,524	$8,580	$5,744	$4,914
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.32%	2.41%	2.85%	3.45%	3.53%
Portfolio Turnover Rate	15%	14%	14%	11%	23%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at April 30, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $2,296,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

42

Limited-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	15,574,305	—
Temporary Cash Investments	247,447	—	—
Total	247,447	15,574,305	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $114,340,000 to offset future net capital gains of $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,484,000 through October 31, 2015, $2,743,000 through October 31, 2016, $29,711,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $13,303,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2012, the cost of investment securities for tax purposes was $15,339,217,000. Net unrealized appreciation of investment securities for tax purposes was $482,535,000, consisting of unrealized gains of $485,344,000 on securities that had risen in value since their purchase and $2,809,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $1,378,598,000 of investment securities and sold $915,499,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	714,297	64,051	1,247,080	112,781
Issued in Lieu of Cash Distributions	26,009	2,330	58,012	5,249
Redeemed	(604,738)	(54,221)	(1,641,156)	(148,494)
Net Increase (Decrease)—Investor Shares	135,568	12,160	(336,064)	(30,464)
Admiral Shares
Issued	2,404,356	215,479	4,545,031	411,131
Issued in Lieu of Cash Distributions	95,841	8,586	196,859	17,808
Redeemed	(1,617,458)	(144,977)	(3,730,461)	(337,754)
Net Increase (Decrease)—Admiral Shares	882,739	79,088	1,011,429	91,185

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

43

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2012

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	3,478	37,665	46,437
Yield[3]		1.81%	2.46%
Investor Shares	1.92%
Admiral Shares	2.00%
Yield to Maturity	2.0%[4]	1.8%	2.5%
Average Coupon	4.4%	4.9%	4.9%
Average Effective
Maturity	5.5 years	8.0 years	13.5 years
Average Duration	5.2 years	5.1 years	7.5 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	9.4%	—	—

Largest Area Concentrations[6]
New York	14.8%
California	12.3
Texas	8.7
Florida	7.0
New Jersey	5.7
Illinois	5.3
Pennsylvania	4.0
Massachusetts	3.7
Ohio	3.3
Georgia	2.8
Top Ten	67.6%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.97
Beta	1.21	0.93

Distribution by Maturity (% of portfolio)
Under 1 Year	14.3%
1–5 Years	27.6
5–10 Years	51.7
10–20 Years	6.3
20–30 Years	0.1

Distribution by Credit Quality (% of portfolio)
AAA	17.2%
AA	51.7
A	26.1
BBB	3.6
BB	0.1
B or Lower	0.8
Not Rated	0.5

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 1–15 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

44

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001–April 30, 2012
				Spliced
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	–0.2%	4.6%	4.4%	5.7%
2003	0.5	4.2	4.7	4.9
2004	0.7	4.1	4.8	5.0
2005	–3.0	4.0	1.0	1.2
2006	0.8	4.3	5.1	4.9
2007	–1.4	4.1	2.7	3.4
2008	–4.5	4.0	–0.5	0.9
2009	6.3	4.2	10.5	10.7
2010	3.1	3.8	6.9	6.8
2011	–0.4	3.7	3.3	3.6
2012[2]	3.3	1.7	5.0	4.4

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	10.35%	5.08%	0.65%	4.09%	4.74%
Admiral Shares	2/12/2001	10.43	5.16	0.65	4.16	4.81

1 Spliced Intermediate-Term Tax-Exempt Index: Barclays Capital 7 Year Municipal Bond Index through January 31, 2002; Barclays Capital 1–15 Year Municipal Bond Index thereafter.
2 Six months ended April 30, 2012.
See Financial Highlights for dividend and capital gains information.

45

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Interest[1]	573,649
Total Income	573,649
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,063
Management and Administrative—
Investor Shares	5,688
Management and Administrative—
Admiral Shares	11,418
Marketing and Distribution—
Investor Shares	1,057
Marketing and Distribution—
Admiral Shares	3,050
Custodian Fees	166
Shareholders’ Reports—Investor Shares	142
Shareholders’ Reports—Admiral Shares	83
Trustees’ Fees and Expenses	14
Total Expenses	22,681
Net Investment Income	550,968
Realized Net Gain (Loss)
Investment Securities Sold	23,638
Futures Contracts	(880)
Realized Net Gain (Loss)	22,758
Change in Unrealized
Appreciation (Depreciation)
of Investment Securities	1,043,063
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,616,789

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	550,968	1,087,989
Realized Net Gain (Loss)	22,758	(71,175)
Change in Unrealized Appreciation (Depreciation)	1,043,063	(86,565)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,616,789	930,249
Distributions
Net Investment Income
Investor Shares	(117,154)	(248,975)
Admiral Shares	(433,814)	(839,014)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(550,968)	(1,087,989)
Capital Share Transactions
Investor Shares	497,196	(1,280,710)
Admiral Shares	2,298,249	1,539,350
Net Increase (Decrease) from Capital Share Transactions	2,795,445	258,640
Total Increase (Decrease)	3,861,266	100,900
Net Assets
Beginning of Period	30,923,655	30,822,755
End of Period	34,784,921	30,923,655

1 Interest income from an affiliated company of the fund was $305,000.
See accompanying Notes, which are an integral part of the Financial Statements.

46

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.75	$13.80	$13.38	$12.59	$13.18	$13.37
Investment Operations
Net Investment Income	.229	.494	.495	.514	.535	.548
Net Realized and Unrealized Gain (Loss)
on Investments	.460	(.050)	.420	.790	(.590)	(.190)
Total from Investment Operations	.689	.444	.915	1.304	(.055)	.358
Distributions
Dividends from Net Investment Income	(.229)	(.494)	(.495)	(.514)	(.535)	(.548)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.229)	(.494)	(.495)	(.514)	(.535)	(.548)
Net Asset Value, End of Period	$14.21	$13.75	$13.80	$13.38	$12.59	$13.18

Total Return[1]	5.04%	3.35%	6.95%	10.51%	–0.49%	2.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,512	$6,783	$8,122	$7,525	$5,524	$4,851
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.66%	3.63%	3.91%	4.08%	4.14%
Portfolio Turnover Rate	9%	15%	20%	19%	23%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.75	$13.80	$13.38	$12.59	$13.18	$13.37
Investment Operations
Net Investment Income	.235	.505	.506	.524	.544	.557
Net Realized and Unrealized Gain (Loss)
on Investments	.460	(.050)	.420	.790	(.590)	(.190)
Total from Investment Operations	.695	.455	.926	1.314	(.046)	.367
Distributions
Dividends from Net Investment Income	(.235)	(.505)	(.506)	(.524)	(.544)	(.557)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.235)	(.505)	(.506)	(.524)	(.544)	(.557)
Net Asset Value, End of Period	$14.21	$13.75	$13.80	$13.38	$12.59	$13.18

Total Return[1]	5.08%	3.43%	7.03%	10.60%	–0.42%	2.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,273	$24,140	$22,701	$18,251	$13,338	$11,484
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.36%	3.74%	3.71%	3.99%	4.15%	4.21%
Portfolio Turnover Rate	9%	15%	20%	19%	23%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at April 30, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $5,022,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

48

Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	34,308,173	—
Temporary Cash Investments	494,656	—	—
Total	494,656	34,308,173	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $68,544,000 to offset future net capital gains of $14,676,000 through October 31, 2017, and $53,868,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $50,457,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2012, the cost of investment securities for tax purposes was $32,546,271,000. Net unrealized appreciation of investment securities for tax purposes was $2,256,558,000, consisting of unrealized gains of $2,279,808,000 on securities that had risen in value since their purchase and $23,250,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $3,270,910,000 of investment securities and sold $1,425,422,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,418,202	100,704	2,181,878	161,869
Issued in Lieu of Cash Distributions	85,797	6,080	187,555	13,907
Redeemed	(1,006,803)	(71,603)	(3,650,143)	(270,932)
Net Increase (Decrease)—Investor Shares	497,196	35,181	(1,280,710)	(95,156)
Admiral Shares
Issued	3,860,536	274,172	7,338,197	544,019
Issued in Lieu of Cash Distributions	311,787	22,094	605,567	44,870
Redeemed	(1,874,074)	(133,064)	(6,404,414)	(477,987)
Net Increase (Decrease)—Admiral Shares	2,298,249	163,202	1,539,350	110,902

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2012

Financial Attributes
		Comparative
	Fund	Index[1]
Number of Issues	956	46,437
Yield [2]		2.46%
Investor Shares	2.50%
Admiral Shares	2.58%
Yield to Maturity	2.6% [3]	2.5%
Average Coupon	4.4%	4.9%
Average Effective Maturity	6.6 years	13.5 years
Average Duration	6.4 years	7.5 years
Expense Ratio [4]		—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	7.2%	—

Largest Area Concentrations[5]
California	16.4%
New York	14.8
Texas	7.6
Florida	6.8
Illinois	6.5
New Jersey	4.6
Massachusetts	3.9
Pennsylvania	3.1
Georgia	2.8
South Carolina	2.4
Top Ten	68.9%

Volatility Measures[6]
Fund Versus
Comparative Index[1]
R-Squared	0.98
Beta	1.10

Distribution by Maturity (% of portfolio)
Under 1 Year	10.8%
1–5 Years	22.7
5–10 Years	56.4
10–20 Years	7.5
20–30 Years	2.0
Over 30 Years	0.6

Distribution by Credit Quality (% of portfolio)
AAA	14.2%
AA	48.8
A	27.6
BBB	7.2
BB	0.1
B or Lower	0.8
Not Rated	1.3

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital Municipal Bond Index.
2 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
3 Before expenses.
4 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
5 Percentage of net assets, excluding any futures contracts.
6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

50

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001–April 30, 2012
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	0.1%	4.9%	5.0%	5.9%
2003	0.7	4.7	5.4	5.1
2004	1.4	4.7	6.1	6.0
2005	–2.8	4.5	1.7	2.5
2006	1.4	4.7	6.1	5.7
2007	–2.2	4.6	2.4	2.9
2008	–9.0	4.3	–4.7	–3.3
2009	8.2	5.1	13.3	13.6
2010	3.0	4.5	7.5	7.8
2011	–1.1	4.4	3.3	3.8
2012[2]	4.0	2.0	6.0	5.5

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	13.02%	4.92%	0.54%	4.62%	5.16%
Admiral Shares	2/12/2001	13.11	5.00	0.54	4.69	5.23

1 Barclays Capital Municipal Bond Index.
2 Six months ended April 30, 2012.
See Financial Highlights for dividend and capital gains information.

51

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Interest[1]	152,861
Total Income	152,861
Expenses
The Vanguard Group—Note B
Investment Advisory Services	244
Management and Administrative—
Investor Shares	865
Management and Administrative—
Admiral Shares	2,866
Marketing and Distribution—
Investor Shares	166
Marketing and Distribution—
Admiral Shares	702
Custodian Fees	41
Shareholders’ Reports—Investor Shares	40
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	3
Total Expenses	4,953
Net Investment Income	147,908
Realized Net Gain (Loss)
Investment Securities Sold	13,952
Futures Contracts	(191)
Realized Net Gain (Loss)	13,761
Change in Unrealized
Appreciation (Depreciation)
of Investment Securities	276,901
Net Increase (Decrease) in Net Assets
Resulting from Operations	438,570

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	147,908	310,939
Realized Net Gain (Loss)	13,761	(22,983)
Change in Unrealized Appreciation (Depreciation)	276,901	(88,577)
Net Increase (Decrease) in Net Assets Resulting from Operations	438,570	199,379
Distributions
Net Investment Income
Investor Shares	(21,547)	(48,270)
Admiral Shares	(126,361)	(262,669)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(147,908)	(310,939)
Capital Share Transactions
Investor Shares	5,216	(487,223)
Admiral Shares	209,914	(126,952)
Net Increase (Decrease) from Capital Share Transactions	215,130	(614,175)
Total Increase (Decrease)	505,792	(725,735)
Net Assets
Beginning of Period	7,250,907	7,976,642
End of Period	7,756,699	7,250,907

1 Interest income from an affiliated company of the fund was $79,000.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.13	$11.25	$10.92	$10.09	$11.09	$11.34
Investment Operations
Net Investment Income	.220	.468	.475	.487	.497	.512
Net Realized and Unrealized Gain (Loss)
on Investments	.440	(.120)	.330	.830	(1.000)	(.250)
Total from Investment Operations	.660	.348	.805	1.317	(.503)	.262
Distributions
Dividends from Net Investment Income	(.220)	(.468)	(.475)	(.487)	(.497)	(.512)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.220)	(.468)	(.475)	(.487)	(.497)	(.512)
Net Asset Value, End of Period	$11.57	$11.13	$11.25	$10.92	$10.09	$11.09

Total Return[1]	5.97%	3.29%	7.52%	13.32%	–4.74%	2.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,148	$1,100	$1,615	$1,768	$686	$653
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.88%	4.33%	4.28%	4.59%	4.56%	4.57%
Portfolio Turnover Rate	17%	19%	23%	15%	26%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.13	$11.25	$10.92	$10.09	$11.09	$11.34
Investment Operations
Net Investment Income	.224	.477	.484	.495	.504	.520
Net Realized and Unrealized Gain (Loss)
on Investments	.440	(.120)	.330	.830	(1.000)	(.250)
Total from Investment Operations	.664	.357	.814	1.325	(.496)	.270
Distributions
Dividends from Net Investment Income	(.224)	(.477)	(.484)	(.495)	(.504)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.224)	(.477)	(.484)	(.495)	(.504)	(.520)
Net Asset Value, End of Period	$11.57	$11.13	$11.25	$10.92	$10.09	$11.09

Total Return[1]	6.01%	3.37%	7.61%	13.41%	–4.68%	2.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,608	$6,150	$6,361	$5,547	$2,180	$1,962
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.96%	4.41%	4.36%	4.67%	4.63%	4.64%
Portfolio Turnover Rate	17%	19%	23%	15%	26%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at April 30, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $1,124,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

54

Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,621,972	—
Temporary Cash Investments	120,519	—	—
Total	120,519	7,621,972	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $53,432,000 to offset future net capital gains of $21,275,000 through October 31, 2016, $12,877,000 through October 31, 2017, and $19,280,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $33,914,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2012, the cost of investment securities for tax purposes was $7,187,473,000. Net unrealized appreciation of investment securities for tax purposes was $555,018,000, consisting of unrealized gains of $571,620,000 on securities that had risen in value since their purchase and $16,602,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $779,193,000 of investment securities and sold $588,610,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	159,662	13,950	264,077	24,274
Issued in Lieu of Cash Distributions	16,529	1,444	37,743	3,480
Redeemed	(170,975)	(15,045)	(789,043)	(72,463)
Net Increase (Decrease)—Investor Shares	5,216	349	(487,223)	(44,709)
Admiral Shares
Issued	592,921	52,055	1,346,792	123,816
Issued in Lieu of Cash Distributions	80,670	7,046	168,689	15,548
Redeemed	(463,677)	(40,674)	(1,642,433)	(152,196)
Net Increase (Decrease)—Admiral Shares	209,914	18,427	(126,952)	(12,832)

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

55

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2012

Financial Attributes
		Comparative
	Fund	Index[1]
Number of Issues	885	46,437
Yield [2]		2.46%
Investor Shares	2.96%
Admiral Shares	3.04%
Yield to Maturity	3.1%[3]	2.5%
Average Coupon	4.4%	4.9%
Average Effective Maturity	6.9 years	13.5 years
Average Duration	6.5 years	7.5 years
Expense Ratio [4]		—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	8.1%	—

Largest Area Concentrations[5]
California	16.7%
New York	12.4
Texas	8.8
New Jersey	6.6
Florida	5.7
Illinois	5.4
Pennsylvania	3.7
Georgia	3.0
Colorado	2.6
Massachusetts	2.5
Top Ten	67.4%

Volatility Measures[6]
Fund Versus
Comparative Index[1]
R-Squared	0.92
Beta	1.17

Distribution by Maturity (% of portfolio)
Under 1 Year	12.7%
1–5 Years	20.1
5–10 Years	54.8
10–20 Years	8.5
20–30 Years	2.7
Over 30 Years	1.2

Distribution by Credit Quality (% of portfolio)
AAA	10.0%
AA	33.7
A	35.6
BBB	13.2
BB	0.6
B or Lower	2.6
Not Rated	4.3

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital Municipal Bond Index.
2 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary. 3 Before expenses.
4 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were
0.20% for the Investor Shares and 0.12% for the Admiral Shares.
5 Percentage of net assets, excluding any futures contracts.
6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

56

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001–April 30, 2012
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	–1.7%	5.4%	3.7%	5.9%
2003	1.4	5.1	6.5	5.1
2004	1.6	4.9	6.5	6.0
2005	–1.4	4.6	3.2	2.5
2006	1.9	4.7	6.6	5.7
2007	–2.7	4.6	1.9	2.9
2008	–12.5	4.3	–8.2	–3.3
2009	10.4	5.7	16.1	13.6
2010	4.0	4.8	8.8	7.8
2011	–1.3	4.6	3.3	3.8
2012[2]	4.6	2.1	6.7	5.5

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	14.08%	4.85%	0.43%	4.82%	5.25%
Admiral Shares	11/12/2001	14.17	4.93	0.43	4.90	5.33

1 Barclays Capital Municipal Bond Index.
2 Six months ended April 30, 2012.
See Financial Highlights for dividend and capital gains information.

57

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Interest[1]	138,298
Total Income	138,298
Expenses
The Vanguard Group—Note B
Investment Advisory Services	211
Management and Administrative—
Investor Shares	1,116
Management and Administrative—
Admiral Shares	2,306
Marketing and Distribution—
Investor Shares	207
Marketing and Distribution—
Admiral Shares	559
Custodian Fees	36
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	25
Trustees’ Fees and Expenses	3
Total Expenses	4,513
Net Investment Income	133,785
Realized Net Gain (Loss)
Investment Securities Sold	4,581
Futures Contracts	(185)
Realized Net Gain (Loss)	4,396
Change in Unrealized
Appreciation (Depreciation)
of Investment Securities	283,535
Net Increase (Decrease) in Net Assets
Resulting from Operations	421,716

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,785	277,534
Realized Net Gain (Loss)	4,396	(39,728)
Change in Unrealized Appreciation (Depreciation)	283,535	(93,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	421,716	144,189
Distributions
Net Investment Income
Investor Shares	(28,623)	(60,480)
Admiral Shares	(105,162)	(217,054)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Return of Capital
Total Distributions	(133,785)	(277,534)
Capital Share Transactions
Investor Shares	161,969	(482,724)
Admiral Shares	445,023	(323,161)
Net Increase (Decrease) from Capital Share Transactions	606,992	(805,885)
Total Increase (Decrease)	894,923	(939,230)
Net Assets
Beginning of Period	6,151,639	7,090,869
End of Period	7,046,562	6,151,639

1 Interest income from an affiliated company of the fund was $47,000.
See accompanying Notes, which are an integral part of the Financial Statements.

58

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.53	$10.67	$10.26	$9.29	$10.62	$10.91
Investment Operations
Net Investment Income	.216	.465	.470	.483	.494	.497
Net Realized and Unrealized Gain (Loss)
on Investments	.480	(.140)	.410	.970	(1.330)	(.290)
Total from Investment Operations	.696	.325	.880	1.453	(.836)	.207
Distributions
Dividends from Net Investment Income	(.216)	(.465)	(.470)	(.483)	(.494)	(.497)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.216)	(.465)	(.470)	(.483)	(.494)	(.497)
Net Asset Value, End of Period	$11.01	$10.53	$10.67	$10.26	$9.29	$10.62

Total Return[1]	6.66%	3.26%	8.76%	16.09%	–8.20%	1.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,562	$1,339	$1,861	$1,892	$1,660	$1,965
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.04%	4.54%	4.49%	4.99%	4.78%	4.61%
Portfolio Turnover Rate	17%	19%	19%	23%	24%	22%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.53	$10.67	$10.26	$9.29	$10.62	$10.91
Investment Operations
Net Investment Income	.220	.473	.479	.491	.501	.505
Net Realized and Unrealized Gain (Loss)
on Investments	.480	(.140)	.410	.970	(1.330)	(.290)
Total from Investment Operations	.700	.333	.889	1.461	(.829)	.215
Distributions
Dividends from Net Investment Income	(.220)	(.473)	(.479)	(.491)	(.501)	(.505)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.220)	(.473)	(.479)	(.491)	(.501)	(.505)
Net Asset Value, End of Period	$11.01	$10.53	$10.67	$10.26	$9.29	$10.62

Total Return[1]	6.70%	3.34%	8.85%	16.18%	–8.14%	2.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,484	$4,813	$5,230	$4,447	$3,769	$4,256
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.12%	4.62%	4.57%	5.07%	4.85%	4.68%
Portfolio Turnover Rate	17%	19%	19%	23%	24%	22%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

59

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at April 30, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $1,007,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

60

High-Yield Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,951,079	—
Temporary Cash Investments	82,952	—	—
Total	82,952	6,951,079	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $183,878,000 to offset future net capital gains of $21,859,000 through October 31, 2015, $20,927,000 through October 31, 2016, $96,270,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $8,589,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2012, the cost of investment securities for tax purposes was $6,598,525,000. Net unrealized appreciation of investment securities for tax purposes was $435,506,000, consisting of unrealized gains of $470,337,000 on securities that had risen in value since their purchase and $34,831,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2012, the fund purchased $1,005,050,000 of investment securities and sold $501,084,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	366,931	33,790	348,378	33,917
Issued in Lieu of Cash Distributions	22,388	2,061	47,006	4,586
Redeemed	(227,350)	(21,108)	(878,108)	(85,633)
Net Increase (Decrease)—Investor Shares	161,969	14,743	(482,724)	(47,130)
Admiral Shares
Issued	761,677	70,380	1,113,305	108,266
Issued in Lieu of Cash Distributions	69,178	6,371	144,013	14,052
Redeemed	(385,832)	(35,677)	(1,580,479)	(155,217)
Net Increase (Decrease)—Admiral Shares	445,023	41,074	(323,161)	(32,899)

F. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

61

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

62

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2011	4/30/2012	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.16	$0.75
Short-Term
Investor Shares	1,000.00	1,007.38	1.00
Admiral Shares	1,000.00	1,007.78	0.60
Limited-Term
Investor Shares	1,000.00	1,019.07	1.00
Admiral Shares	1,000.00	1,019.47	0.60
Intermediate-Term
Investor Shares	1,000.00	1,050.38	1.02
Admiral Shares	1,000.00	1,050.79	0.61
Long-Term
Investor Shares	1,000.00	1,059.67	1.02
Admiral Shares	1,000.00	1,060.09	0.61
High-Yield
Investor Shares	1,000.00	1,066.57	1.03
Admiral Shares	1,000.00	1,066.99	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.12	$0.75
Short-Term
Investor Shares	1,000.00	1,023.87	1.01
Admiral Shares	1,000.00	1,024.27	0.60
Limited-Term
Investor Shares	1,000.00	1,023.87	1.01
Admiral Shares	1,000.00	1,024.27	0.60
Intermediate-Term
Investor Shares	1,000.00	1,023.87	1.01
Admiral Shares	1,000.00	1,024.27	0.60
Long-Term
Investor Shares	1,000.00	1,023.87	1.01
Admiral Shares	1,000.00	1,024.27	0.60
High-Yield
Investor Shares	1,000.00	1,023.87	1.01
Admiral Shares	1,000.00	1,024.27	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.15%; for the Short-Term Tax-Exempt Fund, 0.20%% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

63

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

64

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive LLP (automotive components); Senior Advisor at New Mountain Capital; Trustee of The Conference Board.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Member of the National Commission on the Humanities and Social Sciences; Trustee of Carnegie Corporation of New York and of the National Constitution Center; Chair of the U.S. Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), the Lumina Foundation for Education, and Oxfam America; Chairman of the Advisory Council for the College of Arts and Letters and Member of the Advisory Board to the Kellogg Institute for International Studies at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Senior Vice President and Chief Financial Officer at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Director of TIFF Advisory Services, Inc. (investment advisor); Member of the Investment Advisory Committees of the Financial Industry Regulatory Authority (FINRA) and of Major League Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services) and the National Association of Manufacturers; Chairman of the Board of the Federal Reserve Bank of Cleveland and of University Hospitals of Cleveland; Advisory Chairman of the Board of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Director of SPX Corporation (multi-industry manufacturing); Overseer of the Amos Tuck School of Business Administration at Dartmouth College; Advisor to the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam
Mortimer J. Buckley	Michael S. Miller
Kathleen C. Gubanich	James M. Norris
Paul A. Heller	Glenn W. Reed
Martha G. King	George U. Sauter
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
Text Telephone for People	by calling Vanguard at 800-662-2739. The guidelines
With Hearing Impairment > 800-749-7273	are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either vanguard.com/proxyreporting or sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by the	You can review and copy information about your fund
fund’s current prospectus.	at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
CFA® is a trademark owned by CFA Institute.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.